File No. 333-40410
811-09295

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

PRE-EFFECTIVE AMENDMENT NO.		/ /
POST-EFFECTIVE AMENDMENT NO.	35	/X/

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO.	670	/X/

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN
(Exact Name of Registrant)

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
(Name of Depositor)

1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Address of Depositor's Principal Executive Offices/Zip Code)

(860) 791-0286
(Depositor's Telephone Number, Including Area Code)

LISA PROCH
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
1 GRIFFIN ROAD NORTH
WINDSOR, CT 06095-1512
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Continuous

It is proposed that this filing will become effective:

/ /	immediately upon filing pursuant to paragraph (b)
/ X/	on May 3, 2021 pursuant to paragraph (b)
/ /	60 days after filing pursuant to paragraph (a)(1)
/ /	on ________ pursuant to paragraph (a)(1) of Rule 485 under the Securities Act
/ /	this post-effective amendment designates a new effective date for a previously-filed post-effective amendment

PART A

LEADERS OUTLOOK*
TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT SEVEN (EST. 4/1/99)

PO BOX 14293
LEXINGTON, KY 40512-4293
1-800-862-6668 (CONTRACT OWNERS)
1-800-862-7155 (INVESTMENT PROFESSIONALS)
www.talcottresolution.com

On January 18, 2021, the owners of Hopmeadow Holdings LP (“HHLP”), a parent of Talcott Resolution Life and Annuity Insurance Company ("Talcott Resolution"), signed a definitive agreement to sell all of the equity interests in HHLP and its subsidiaries, including Talcott Resolution, to Sixth Street Partners, a global investment firm. The sale is subject to regulatory approval and the satisfaction of other closing conditions.
Talcott Resolution will continue to administer your annuity contract and remains responsible for paying all contractual guarantees and General Account liabilities under your annuity contract subject to its financial strength and claims paying ability. The terms, features and benefits of your insurance contract will NOT change as a result of the sale.
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*This product was previously sold under various marketing names depending on which distribution partner sold the product and/or when the product was sold. These marketing names include: Series I/IR of Leaders Outlook, Leaders Elite Outlook, and Leaders Solution Outlook.
The variable annuity products described in this prospectus are no longer for sale. However, we continue to administer the in force annuity contracts. In 2013, we announced that we would no longer be selling or issuing annuity products and part of the company’s long-term strategy is to reduce the liabilities associated with the in force annuity block of contracts. This variable annuity prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution. You should read the terms of your contract, including any riders, as your contract contains the specific terms of the benefits, limitations, restrictions, costs and obligations regarding your annuity. This is an individual, deferred, flexible-premium variable annuity.
This prospectus describes a contract between each Owner and joint Owner (“you”) and Talcott Resolution Life and Annuity Insurance Company (“us,” “we” or “our”) where you agreed to make at least one Premium Payment to us and we agreed to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups.
At the time you purchased your Contract, you allocated your Premium Payment to “Sub-Accounts.” These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance.
At the time you purchased your Contract you were able to allocate some or all of your Premium Payment to the “Fixed Accumulation Feature,” which pays an interest rate guaranteed for a certain time period from the time the Premium Payment is made. Amounts allocated to the Fixed Accumulation Feature are not segregated from our company assets like the assets of the Separate Account. This Contract and its features may not be available for sale in all states.
Please read this prospectus carefully and keep it for your records for future reference. This prospectus is filed with the Securities and Exchange Commission ("SEC"). The SEC has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense. This prospectus and the SAI can also be obtained from us by calling 1-800-862-6668 or the SEC’s website (www.sec.gov).
This variable annuity may not be suitable for everyone. This variable annuity may not be appropriate for people who do not have a long investment time horizon and is not appropriate for people who intend to engage in market timing. You will get no additional tax advantage from this variable annuity if you are investing through a tax-advantaged retirement plan (such as a 401(k) plan or Individual Retirement Account (“IRA”)). This prospectus is not intended to provide tax, accounting or legal advice. Please consult with your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, accounting or legal advice concerning your situation.

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As of January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the shareholder reports for the mutual funds available under your Contract will no longer be sent by mail, unless you specifically request paper copies of the reports from Talcott Resolution or your Financial Intermediary.  Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from your Financial Intermediary or from us electronically by calling Talcott Resolution Annuity Contact Center at 1-800-862-6668, Monday through Thursday, 8:00 a.m. to 7:00 p.m., or Friday, 9:15 a.m. to 6:00 p.m., Eastern Time.
You may elect to receive all future reports in paper free of charge. You can inform Talcott Resolution or your Financial Intermediary that you wish to continue receiving paper copies of your shareholder reports by visiting www.fundreports.com, or by calling 1-866-345-5954.   Your election to receive reports in paper will apply to all funds available under your Contract.
Additional information about certain investment products, including variable annuities, has been prepared by the Securities and Exchange Commission’s staff and is available at Investor.gov.

NOT INSURED BY FDIC OR ANY FEDERAL GOVERNMENT AGENCY	MAY LOSE VALUE	NOT A DEPOSIT OF OR GUARANTEED BY ANY BANK OR ANY BANK AFFILIATE

Date of Prospectus: May 3, 2021
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Definitions
These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.
Account: Any of the Sub-Accounts or the Fixed Accumulation Feature.
Accumulation Units: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.
Accumulation Unit Value: The daily price of Accumulation Units on any Valuation Day.
Administrative Office: Effective July 1, 2021, our overnight mailing address will be changed from Talcott Resolution - Annuity Service Operations, 1338 Indian Mound Drive, Mt. Sterling, KY 40353 ("Sterling Address") to Talcott Resolution - Annuity Service Operations, 6716 Grade Lane, Building 9, Louisville, KY 40213 ("Louisville Address") Any overnight mail received from July 1, 2021 through September 30, 2021 will be forwarded to our new Louisville Address. Overnight mail received at the Sterling Address after September 30, 2021, will not be processed and will be returned to sender . Our standard mailing address is Talcott Resolution - Annuity Service Operations, PO Box 14293, Lexington, KY 40512-4293.
Anniversary Value: The value equal to the Contract Value as of a Contract Anniversary, adjusted for subsequent Premium Payments and partial Surrenders.
Annual Maintenance Fee: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
Annual Withdrawal Amount AWA: This is the amount you can Surrender per Contract Year without paying a Contingent Deferred Sales Charge. This amount is non-cumulative, meaning that it cannot be carried over from one year to the next.
Annuitant: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.
Annuity Calculation Date: The date we calculate the first Annuity Payout.
Annuity Commencement Date: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date.
Annuity Payout: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.
Annuity Payout Option: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.
Annuity Unit: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.
Annuity Unit Value: The daily price of Annuity Units on any Valuation Day.
Beneficiary: The person(s) entitled to receive benefits pursuant to the terms of the Contract upon the death of any Contract Owner, joint Contract Owner or Annuitant.
Benefit Amount: The basis used to determine the maximum payout guaranteed under the Principal First rider. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.
Benefit Payment: The maximum guaranteed payment that can be made each Contract Year under the Principal First rider. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.
Charitable Remainder Trust: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.
Code: The Internal Revenue Code of 1986, as amended.
Commuted Value: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.
Contingent Annuitant: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant’s death.
Contingent Deferred Sales Charge (“CDSC”): The deferred sales charge that may apply when you make a full or partial Surrender.
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Contract: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.
Contract Anniversary: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.
Contract Owner, Owner or you: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize “you” in the prospectus.
Contract Value: The total value of the Accounts on any Valuation Day.
Contract Year: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.
Death Benefit: The amount payable if the Contract Owner, joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.
Deferred Annuity Commencement Date: The Annuitant’s 100th birthday.
Dollar Cost Averaging: A program that allows you to systematically make transfers between Accounts available in your Contract.
Financial Intermediary: The broker dealer through whom you purchased your contract or the Investment Professional who is listed in our administrative systems as the agent of record on your Contract and services your Contract.
Fixed Accumulation Feature - Part of our General Account where you are able to allocate a portion of your Contract Value. In the Contract, this is defined as the “Fixed Account.” In the future, we may impose limitations on your ability to transfer funds or allocate future Premium Payments to the Fixed Accumulation Feature.
General Account: The General Account includes our company assets, including any money you have invested in the Fixed Accumulation Feature. The assets in the General Account are available to the creditors of Talcott Resolution.
In Good Order: Certain transactions require your authorization and completion of requisite forms. Such transactions will not be considered in good order unless received by us in our Administrative Office or via telephone or facsimile. Generally, our request for documentation will be considered in good order when we receive all of the requisite information on the form required by us.
Joint Annuitant: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.
Maximum Anniversary Value: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased’s 81st birthday or the date of death, if earlier.
Net Investment Factor: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.
Non-Valuation Day: Any day the New York Stock Exchange is not open for trading.
Payee: The person or party you designate to receive Annuity Payouts.
Premium Payment: Money sent to us to be invested in your Contract.
Premium Tax: The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Principal First rider: An option that was available at an additional charge where, if elected upon purchase, you may take withdrawals that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount is different if you elected this benefit after you purchased your Contract. This benefit is called the Guaranteed Income Benefit in your Contract. This rider/option can no longer be elected or added after you purchase your Contract.
Qualified Contract: A contract issued to qualify under Sections 401, 403 or 408 of the Internal Revenue Code.
Required Minimum Distribution: A federal requirement that individuals of a specified age and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the specified age or upon retirement, whichever comes later. For individuals born prior to July 1, 1949 the specified age is 70-1/2, for all others the specified age is 72.
Spouse: A person related to a Contract Owner by marriage pursuant to the Code.
Sub-Account Value: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.
Surrender: A complete or partial withdrawal from your Contract.
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Surrender Value: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges (subject to rounding).
Valuation Day: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.
Valuation Period: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.
We, us or our: Talcott Resolution Life and Annuity Insurance Company.
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Fee Tables
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract.
This table describes the fees and expenses that you will pay at the time that you purchase the Contract or Surrender the Contract. Charges for state premium taxes may also be deducted when you purchase the Contract, upon Surrender or when we start to make Annuity Payouts.
Contract Owner Transaction Expenses

Contract Owner Transaction Expenses
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)	None
Contingent Deferred Sales Charge (as a percentage of Premium Payments) (1)
First Year (2)	6%
Second Year	5%
Third Year	4%
Fourth Year	0%
(1)    Each Premium Payment has its own Contingent Deferred Sales Charge schedule. The Contingent Deferred Sales Charge is not assessed on partial Surrenders which do not exceed the Annual Withdrawal Amount. We waive the Contingent Deferred Sales Charge on certain types of Surrenders. See the Contingent Deferred Sales Charge in the Charges and Fees Section of this prospectus.
(2)    Length of time from each Premium Payment.
Contract Owner Periodic Expenses
This table describes the fees and expenses that you will pay periodically and on a daily basis during the time that you own the Contract, not including fees and expenses of the underlying Funds.

Annual Maintenance Fee (3)	$30
Separate Account Annual Expenses (as a percentage of average daily Sub-Account Value)
Mortality and Expense Risk Charge	1.50%
Administrative Fees	0.20%
Total Separate Account Annual Expenses	1.70%
Optional Charges (as a percentage of average daily Sub-Account Value)
Principal First Charge (4)(5)	0.75%
Optional Death Benefit Charge (5)	0.15%
Earnings Protection Benefit Charge (5)	0.20%
Total Separate Account Annual Expenses with all Optional Charges (6)	2.80%
(3)    An annual $30 charge deducted on a Contract Anniversary or upon Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Sub-Accounts in which you are invested at the time of the charge.
(4)    If you elected this rider between August 5, 2002 and January 29, 2004, the annual charge was 0.35% of your Contract Value invested in the Sub-Accounts. If elected between January 30, 2004 and February 16, 2009, the annual charge was 0.50% of your Contract Value invested in the Sub-Accounts. As of February 17, 2009, the annual charge for this rider was increased to 0.75% of your Contract Value invested in the Sub-Accounts. This charge applied to newly elected riders and at the time you elected to “step-up” the rider Benefit Amount. See “Principal First-Step Up” for more information.
(5)    This rider/option can no longer be elected or added to your Contract.
(6)    Total Separate Account Annual Expenses with optional charges includes charges for the highest combination of optional charges.
The following tables show the minimum and maximum total annual Fund operating expenses charged by the underlying Funds that you may pay on a daily basis during the time that you own the Contract. More detail concerning each underlying Fund’s fees and expenses is contained in the prospectus for each Fund. Please see Appendix I for a complete list of Funds available under the Contract.
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Leaders Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses.	0.35%	1.49%

Leaders Elite Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.35%	1.61%

Leaders Solution Outlook I/IR	Minimum	Maximum
Total Annual Fund Operating Expenses (expenses that are deducted from Sub-Account assets, including management fees, distribution and/or service fees (12b-1) fees, and other expenses)	0.35%	1.49%

EXAMPLE
This Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The Example reflects a deduction for any Contingent Deferred Sales Charge, Annual Maintenance Fee, maximum Separate Account Annual Expenses including all Optional Charges, and the highest Total Annual Fund Operating Expenses of the underlying Funds. The Example does not reflect the deduction of any applicable Premium Taxes, income taxes or tax penalties you may be required to pay if you Surrender your Contract. If you did not select all of the optional benefits, your expenses would be lower than those shown in the Example.
The Example should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown. In the following Example table, we assume a Contract Value of $40,000 to illustrate the charges that would be deducted. Our average Contract Value is $80,000, but we use a smaller Contract Value so that we can show you the highest possible deductions. The Example assumes the Annual Maintenance Fee will always be deducted if the Contract is Surrendered. If your Contract Value is $50,000 or more, we waive the Annual Maintenance Fee, so the Example shows charges that are higher than you would have to pay. We change the Annual Maintenance Fee for a $40,000 Contract Value into a percentage to more easily calculate the charges. The percentage we use is 0.075%.
The Example assumes that you invest $10,000 in the Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the highest Total Annual Fund Operating Expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Leaders Outlook Series I/IR and Leaders Solution Outlook Series I/IR:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,017
3 years	$1,780
5 years	$2,362
10 years	$4,758
(2)    If you annuitize at the end of the applicable time period:

1 year	$363
3 years	$1,306
5 years	$2,254
10 years	$4,649
(3)    If you do not Surrender your Contract:

1 year	$470
3 years	$1,413
5 years	$2,362
10 years	$4,758
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Leaders Elite Outlook Series I/IR:
(1)    If you Surrender your Contract at the end of the applicable time period:

1 year	$1,028
3 years	$1,814
5 years	$2,418
10 years	$4,857
(2)    If you annuitize at the end of the applicable time period:

1 year	$375
3 years	$1,341
5 years	$2,311
10 years	$4,749
(3)    If you do not Surrender your Contract:

1 year	$482
3 years	$1,449
5 years	$2,418
10 years	$4,857

Condensed Financial Information
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see “How is the value of my Contract calculated before the Annuity Commencement Date?” Please refer to Appendix V for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.
Available Information
We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting at the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
Highlights
How do I purchase this Contract?
This Contract is closed to new investors. In addition, as of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either Full or Partial). Subsequent Premium Payments must be at least $500, unless you take advantage of our InvestEase® Program or are part of certain retirement plans.
What type of sales charges apply?
You didn’t pay a sales charge when you purchased your Contract. We may charge you a Contingent Deferred Sales Charge when you partially or fully Surrender your Contract. The Contingent Deferred Sales Charge will depend on the amount you choose to Surrender and the length of time the Premium Payment you made has been in your Contract.
The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%
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You won’t be charged a Contingent Deferred Sales Charge on:

✓	The Annual Withdrawal Amount.
✓	Premium Payments or earnings that have been in your Contract for more than four years.
✓	Distributions made due to death
✓	Distributions under a program for substantially equal periodic payments made for your life expectancy.
✓	Most payments we make to you as part of your Annuity Payout.
Is there an Annual Maintenance Fee?
We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.
What charges will I pay on an annual basis?
In addition to the Annual Maintenance Fee, you pay the following charges each year:
•Mortality and Expense Risk Charge — This charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Sub-Accounts.
•Administrative Charge — This charge is for administration. It is deducted daily and is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.
•Annual Fund Operating Expenses — These are charges for the underlying Funds. See the Funds’ prospectuses for more complete information.
•Principal First Charge — This rider/option can no longer be elected or added after you purchase your Contract. If you elected Principal First, we deduct an additional charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
•Optional Death Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Funds.
•Earnings Protection Benefit Charge — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Funds.
If you elect the Annuity Commencement Date Deferral Option ("Deferral Option"), then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Charges and fees may have a significant impact on Contract Values and the investment performance of the Sub-Accounts. This impact may be more significant with Contracts with lower Contract Values.
Can I take out any of my money?
You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

✓	You may have to pay income tax on the money you take out and, if you Surrender before you are age 59½, you may have to pay a federal income tax penalty.

✓	You may have to pay a Contingent Deferred Sales Charge on the money you Surrender.
Will Talcott Resolution pay a Death Benefit?
There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, if applicable, die before we begin to make Annuity Payouts. The Death Benefit will be calculated as of the date we receive a certified death certificate or other legal document acceptable to us. The Death Benefit amount will remain invested in the Sub-Accounts and Fixed Accumulation Feature according to your last instructions and will fluctuate with the performance of the underlying Funds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders,
•The Contract Value of your Contract, or
•Your Maximum Anniversary Value, which is described below.
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The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.
If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — If you elected the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

✓	The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;

✓	The Contract Value of your Contract;

✓	Your Maximum Anniversary Value; or

✓	Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — You may have elected the Earnings Protection Benefit at an additional charge. Once you elect the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or
•The Maximum Anniversary Value, or
•Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.
If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
What Annuity Payout Options are available?
When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.
You must begin to take payouts by the Annuity Commencement Date, which is before the Annuitant’s 90th birthday or the end of the 10th Contract Year, whichever is later. As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity
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Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
Depending on the investment allocation of your Contract in effect on the Annuity Commencement Date, we will make Automatic Annuity Payouts that are:
•Fixed dollar amount Automatic Annuity Payouts,
•Variable dollar amount Automatic Annuity Payouts, or
•A combination of fixed dollar amount and variable dollar amount Automatic Annuity Payouts.
Can I defer my Annuity Commencement Date?
If you are eligible, you may elect a one-time deferral of your Annuity Commencement Date. To elect this option we must receive at our Administrative Office the Annuity Commencement Date Deferral Option Form In Good Order during the Election Period. The Election Period begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date. The Deferral Option rider will become effective on the Annuity Commencement Date. For more information, please see the section titled Annuity Commencement Date Deferral Option.
General Contract Information
The Company
We are a stock life insurance company. Talcott Resolution is authorized to do business in Puerto Rico, the District of Columbia, and all states of the United States except New York. Talcott Resolution was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Talcott Resolution is a subsidiary of Talcott Resolution Life Insurance Company. In May 2018 Talcott Resolution (formerly Hartford Life and Annuity Insurance Company) was renamed when it was sold by Hartford Financial Services Group, Inc. to a consortium of investors. Our corporate offices are located at 1 Griffin Road North, Windsor, Connecticut 06095-1512. We are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond.
The Company has primary responsibility for all administration of the Contracts and the Separate Accounts.  The Company has entered into a master services agreement with Cognizant Worldwide Limited (1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD) whereby its affiliate Cognizant Technology Solutions U.S. Corporation provides certain electronic data management services and other support services.
We are obligated to pay all amounts promised to you under your Contract. All guarantees under the Contract are subject to our financial strength and claims-paying capabilities. We provide information about our financial strength in reports filed with state insurance departments. You may obtain information about us by contacting us using the information stated on the cover page of this prospectus, visiting our website at www.talcottresolution.com or visiting the SEC’s website at www.sec.gov. You may also obtain reports and other financial information about us by contacting your state insurance department.
The General Account
The Fixed Accumulation Feature is part of our General Account. Any amounts that we are obligated to pay under the Fixed Accumulation Feature and any other payment obligation we undertake under the Contract are subject to our financial strength and claims-paying ability and our long-term ability to make such payments. We invest the assets of the General Account according to the laws governing the investments of insurance company general accounts. The General Account is not a bank account and is not insured by the FDIC or any other government agency. We receive a benefit from all amounts held in our General Account. Amounts in our General Account are available to our general creditors. We issue other types of insurance policies and financial products and pay our obligations under these products from our assets in the General Account.
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Effective August 8, 2016, if you purchased your Contract after May 1, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice. This restriction applies regardless of when you signed your application or when your Contract was issued.
The Separate Account
The Sub-Accounts are part of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven, a segregated asset account of Talcott Resolution. The Separate Account was registered as a unit investment trust under the 1940 Act on April 1, 1999. The Separate Account meets the definition of “separate account” under federal securities laws. The Separate Account holds only assets for variable annuity contracts.
The Separate Account:
• is credited with income, gains and losses credited to, or charged against, the Separate Account that reflect the Separate Account's own investment experience and not the investment experience of our other assets, including our General Account or our other separate accounts; and
• may not be used to pay any of our liabilities other than those arising from the Contracts and other variable annuities supported by the Separate Account.
Talcott Resolution is obligated to pay all amounts guaranteed to investors under the Contract. We do not guarantee the investment results of any Separate Account.
The Funds
At the time you purchased your Contract, you allocated your Premium Payments to Sub-Accounts. These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your investment professional even though they may have similar investment strategies and the same portfolio managers. Each Fund has varying degrees of investment risk. Funds are also subject to separate fees and expenses such as management fees, distribution charges and operating expenses.We do not guarantee the investment results of any Fund. Certain Funds may not be available to you. Please see Appendix I for additional information.
Mixed and Shared Funding — Fund shares may be sold to our other Separate Accounts or other unaffiliated insurance companies to serve as an underlying investment for variable annuity contracts and variable life insurance policies, pursuant to a practice known as mixed and shared funding. As a result, there is a possibility that a material conflict may arise between the interests of Owners, and other Contract Owners investing in these Funds. If a material conflict arises, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying Fund.
Voting Rights — We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Funds’ shareholder meetings. To the extent required by federal securities laws or regulations, we will:
•notify you of any Fund shareholders’ meeting if the shares held for your Contract may be voted;
•send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract;
•arrange for the handling and tallying of proxies received from Owners;
•vote all Fund shares attributable to your Contract according to timely instructions received from you, and
•vote all Fund shares for which no timely voting instructions are received in the same proportion as shares for which timely voting instructions have been received.
If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which Fund shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease. There is no minimum number of shares for which we must receive timely voting instructions before we vote the shares. Therefore, as a result of proportional voting, the instruction of a small number of Owners could determine the outcome of matters subject to shareholder vote.
Substitutions, Additions, or Deletions of Funds — Subject to any applicable law, we may make certain changes to the Sub-Accounts offered under your Contract. We may, at our discretion, establish new Sub-Accounts. New Sub-Accounts may be made available to existing Owners as we deem appropriate. We may also close one or more Sub-Accounts to additional Premium Payments or transfers from existing Sub-Accounts. We may liquidate a Sub-Account if the underlying Fund decides to liquidate. Unless otherwise directed, if a Fund does not survive a merger or reorganization, your investment instructions will be automatically updated to include the Sub-Account investing in the Fund that survived the merger or reorganization.
We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the
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Separate Account. To the extent required by the 1940 Act, substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the SEC, and we have notified you of the change.
In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other separate accounts.
Fees and Payments We Receive from Funds and related parties — We receive substantial fees and payments with respect to the Funds that are offered through your Contract (sometimes referred to as revenue sharing payments). We consider these fees and payments, among a number of facts, when deciding to include a Fund that we offer through the Contract. All of the Funds that are offered through your Contract make payments to us. We receive these payments and fees under agreements between us and a Fund’s principal underwriter, transfer agent, investment adviser and/or other entities related to the Funds in amounts up to 0.55% of assets invested in a Fund. These fees and payments may include asset-based sales compensation and service fees under distribution and/or servicing plans adopted by Funds pursuant to Rule 12b-1 under the Investment Company Act of 1940. These fees and payments may also include administrative service fees and additional payments, expense reimbursements and other compensation. We expect to make a profit on the amount of the fees and payments that exceed our own expenses, including our expenses of payment compensation to broker-dealers, financial institutions and other persons for selling the Contracts.
The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. As of December 31, 2020, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities):
AllianceBernstein Variable Products Series Funds & Alliance Bernstein Investments, American Century Investment Services Inc., BlackRock Advisors, LLC, BlackRock Investment, LLC, Columbia Management Distributors, Inc., Fidelity Distributors Corporation, Fidelity Investments Institutional Operations Company, Franklin Templeton Services, LLC, Hartford HLS Funds, The Huntington Funds, Invesco Advisors Inc., Invesco Distributors Inc., Lord Abbett Series Fund & Lord Abbett Distributor, LLC, MFS Fund Distributors, Inc. & Massachusetts Financial Services Company, Morgan Stanley Distribution, Inc. & Morgan Stanley Investment Management & The Universal Institutional Funds, JPMorgan Investment Advisors, Inc., Pioneer Variable Contracts Trust & Pioneer Investment Management, Inc. & Pioneer Funds Distributor, Inc., Prudential Investment Management Services, LLC, Putnam Retail Management Limited Partnership, The Victory Variable Insurance Funds & Victory Capital Management, Inc. & Victory Capital Advisers, Inc. and Wells Fargo Variable Trust & Wells Fargo Fund Management, LLC.
Not all Fund complexes pay the same amount of fees and compensation to us and not all Funds pay according to the same formula. Because of this, the amount of fees and payments received by us varies by Fund and we may receive greater or less fees and payments depending on the Funds you select. Revenue sharing payments and Rule 12b-1 fees did not exceed 0.40% and 0.35%, respectively, in 2020, and are not expected to exceed 0.40% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect a total of $75 from that Fund). For the fiscal year ended December 31, 2020, revenue sharing payments and Rule 12b-1 fees did not collectively exceed approximately $79 million.
Fixed Accumulation Feature
Important Information You Should Know: This portion of the Prospectus relating to the Fixed Accumulation Feature is not registered under the Securities Act of 1933 (“1933 Act”) and the Fixed Accumulation Feature is not registered as an investment company under the 1940 Act. The Fixed Accumulation Feature or any of its interests are not subject to the provisions or restrictions of the 1933 Act or the 1940 Act. The following disclosure about the Fixed Accumulation Feature may be subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of disclosure.
If you signed the application for your Contract on or after September 10, 2002, or if your Contract was issued on or after September 12, 2002, you cannot allocate any Premium Payments or transfer any Contract Value to the Fixed Accumulation Feature until further notice.
In addition, if you purchased your Contract between May 1, 2002 and September 12, 2002, and the Amendatory Rider was approved in your state at the time you purchased your Contract, you cannot allocate amounts to the Fixed Accumulation Feature until further notice.
Premium Payments and Contract Values allocated to the Fixed Accumulation Feature become a part of our General Account assets. We invest the assets of the General Account according to the laws governing the investments of insurance company General Accounts. The General Account is not a bank account and is not insured by the FDIC or any other government
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agency. We receive a benefit from all amounts held in the General Account. Premium Payments and Contract Values allocated to the Fixed Accumulation Feature are available to our general creditors.
We guarantee that we will credit interest to amounts you allocate to the Fixed Accumulation Feature at a minimum rate that meets your State’s minimum non-forfeiture requirements. We reserve the right to prospectively declare different rates of excess interest depending on when amounts are allocated or transferred to the Fixed Accumulation Feature. This means that amounts at any designated time may be credited with a different rate of excess interest than the rate previously credited to such amounts and to amounts allocated or transferred at any other designated time. We will periodically publish the Fixed Accumulation Feature interest rates currently in effect. If you are invested in the Fixed Accumulation Feature, we send you notice of the Fixed Accumulation Feature credited rate annually. There is no specific formula for determining interest rates and no assurances are offered as to future rates. Some of the factors that we may consider in determining whether to credit excess interest are: general economic trends, rates of return currently available for the types of investments and durations that match our liabilities and anticipated yields on our investments; regulatory and tax requirements; and competitive factors.
In most states, we guarantee that we will credit interest at an annual effective rate of not less than 3% per year, compounded annually, to amounts you allocate to the Fixed Accumulation Feature. In some states, the minimum guaranteed interest rate is lower. If your Contract was issued before May 1, 2003, the minimum guaranteed interest rate is 3%. We reserve the right to change the rate subject only to applicable state insurance law.
We will account for any deductions, Surrenders or transfers from the Fixed Accumulation Feature on a “first-in first-out” basis. For Contracts issued in the state of New York, the Fixed Accumulation Feature interest rates may vary from other states.
Important: Any interest credited to amounts you allocate to the Fixed Accumulation Feature in excess of your minimum guaranteed interest rate per year will be determined at our sole discretion. You assume the risk that interest credited to the Fixed Accumulation Feature may not exceed the minimum guaranteed interest rate for any given year. While we do not charge a separate fee for investing in the Fixed Accumulation Feature, our expenses associated with offering this feature are factored into the Fixed Accumulation Feature.
From time to time, we may credit increased interest rates under certain programs established in our sole discretion.
As stated above, we will no longer accept new allocations to the Fixed Accumulation Feature.
The Contract
Purchases and Contract Value
What types of Contracts are available?
This Contract is no longer available for sale. The Contract is an individual or group tax-deferred variable annuity contract. It was designed for retirement planning purposes and was available for purchase by any individual, group or trust, including:
•Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;
•Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code. We no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts or additional Premium Payments into any individual annuity contract funded through a 403(b) plan;
•Individual Retirement Annuities adopted according to Section 408 of the Code;
•Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and
•Certain eligible deferred compensation plans as defined in Section 457 of the Code.
The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts were able to purchase Contracts that were not part of a tax qualified retirement plan. These are known as non-qualified Contracts.
If you purchased the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax deferred treatment under the Code.
This prospectus describes two versions of the Contract. Series I of the Contract was sold before May 1, 2002. Series IR of the Contract is sold on or after May 1, 2002, or the date your state approved Series IR for sale, if later.
How do I purchase a Contract?
The Contract was only available for purchase through a Financial Intermediary.
Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred. A check must clear our account through our Administrative Office to be considered to be in good order.
Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.
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For Contracts issued in Massachusetts, Premium Payments are accepted until the later of the Annuitant’s 67th birthday or the seventh Contract Anniversary. For Contracts issued in Oregon, Premium Payments are accepted for the first seven Contract years only. For Contracts issued in Alabama, Premium Payments are accepted during the first six Contract Years.
How are Premium Payments applied to my Contract?
If we receive a subsequent Premium Payment before the end of a Valuation Day, it will be invested on the same Valuation Day. If we receive your subsequent Premium Payment after the end of a Valuation Day, it will be invested on the next Valuation Day. If we receive a subsequent Premium Payment on a non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest all Premium Payments based on your last instructions on record. We will send you a confirmation when we invest your Premium Payment.
It is important that you notify us if you change your address. If your mail is returned to us, we are likely to suspend future mailings until an updated address is obtained. In addition, we may rely on a third party, including the US Postal Service, to update your current address. Failure to give us a current address may result in payments due and payable on your annuity contract being considered abandoned property under state law, and remitted to the applicable state and may result in you not receiving important notices about your Contract.
Replacement of Annuities
A "replacement" occurs when a new contract is purchased and, in connection with the sale, an existing contract is surrendered, lapsed, forfeited, assigned to the replacing insurer, otherwise terminated, or used in a financed purchase. A "financed purchase" occurs when the purchase of a new annuity contract involves the use of the funds obtained from the values of an existing annuity contract through Withdrawal, Surrender or loan.
There are circumstances in which replacing your existing annuity contract can benefit you. However, a replacement may not be in your best interest. Accordingly, you should make a careful comparison of the cost and benefits of your existing contract and the proposed contract with the assistance of your financial and tax advisers to determine whether replacement is in your best interest. You should be aware that the person selling you the new contract will generally earn a commission if you buy the new contract through a replacement. Remember that if you replace a contract with another contract, you might have to pay a surrender charge on the replaced contract, and there may be a new surrender charge period for the new contract. In addition, other charges may be higher (or lower) and the benefits may be different.
You should also note that once you have replaced your variable annuity contract, you generally cannot reinstate it even if you choose not to accept your new variable annuity contract during your "free look" period. The only exception to this rule would be if your previously issued contract was issued in a state that requires the insurer to reinstate the previously surrendered contract if the owner chooses to reject their new variable annuity contract during their "free look" period.
Description of Right to Cancel provision you had when you Purchased your Contract.
If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.
Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.
How is the value of my Contract calculated before the Annuity Commencement Date?
The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.
When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.
To determine the current Accumulation Unit Value, we take the prior Valuation Day’s Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.
The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:
•The net asset value per share plus applicable distributions per share of each Fund held in the Sub-Account at the end of the current Valuation Day; divided by
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•The net asset value per share of each Fund held in the Sub- Account at the end of the prior Valuation Day; multiplied by
•Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.
We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.
Can I transfer from one Sub-Account to another?
You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time. In addition, there may be investment restrictions applicable to your contract in conjunction with certain riders as described in this prospectus.
What is a Sub-Account Transfer?
A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it is received in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.
What Happens When I Request a Sub-Account Transfer?
Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners’ “transfer-out” requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners’ “transfer-in” requests.
In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us. Each day, investors and participants in these other products engage in similar transfer transactions.
We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us. We also combine many of the purchases of that particular Fund for many of the products we offer. We then “net” these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.
For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.
What Restrictions Are There on My Ability to Make a Sub-Account Transfer?
First, you may make only one Sub-Account transfer request each day. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one “Sub-Account transfer;” however, you cannot transfer the same Contract Value more than once a Valuation Day.
Examples

Transfer Request Per Valuation Day	Permissible?
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account	Yes
Transfer $10,000 from a money market Sub-Account to any number of other Sub-Accounts (dividing the $10,000 among the other Sub-Accounts however you chose)	Yes
Transfer $10,000 from any number of different Sub-Accounts to any number of other Sub-Accounts	Yes
Transfer $10,000 from a money market Sub-Account to a growth Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an international Sub-Account
No
Second, you are allowed to submit a total of 20 Sub-Account transfers each Contract Year (the “Transfer Rule”) by U.S. Mail, Internet or telephone. Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Internet or telephone transfer requests will not be honored. We may, but are not obligated
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to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.
We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.
The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.
We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.
Third, policies have been designed to restrict excessive Sub-Account transfers. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don’t purchase this Contract if you plan to engage in “market timing,” which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

Abusive Transfer Policy (effective until July 1, 2007):
Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.
We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund’s Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:
✓ the dollar amount of the transfer;
✓ the total assets of the Funds involved in the transfer;
✓ the number of transfers completed in the current calendar quarter;
✓ whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or
✓ the frequent trading policies and procedures of a potentially affected Fund.
If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.

Fund Trading Policies (effective after July 1, 2007):
You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund’s request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund’s agent to help monitor compliance with that Fund’s trading policy.

We are obligated to follow each Fund’s instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund’s trading policy. Please refer to each Fund’s prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:
✓ Certain types of financial intermediaries may not be required to provide us with shareholder information.
✓ “Excepted funds” such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

✓ A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.
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✓ Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company-sponsored contractual or systematic program such as transfers of assets as a result of “dollar cost averaging” programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

Possibility of undetected abusive trading or market timing. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,
•Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.
•Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.
•These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.
•In some cases, we are unable to count the number of Sub-Account transfers requested by group annuity participants co-investing in the same Funds (“Participants”) or enforce the Transfer Rule because we do not keep Participants’ account records for a Contract. In those cases, the Participant account records and Participant Sub-Account transfer information are kept by such owners or its third party service provider. These owners and third party service providers may provide us with limited information or no information at all regarding Participant Sub-Account transfers.
How am I affected by frequent Sub-Account Transfers?
We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.
Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund’s trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund’s opinion, has violated the Fund’s trading policy.
In some cases, we do not have the tax identification number or other identifying information requested by a Fund in our records. In those cases, we rely on the Contract Owner to provide the information. If the Contract Owner does not provide the information, we may be directed by the Fund to restrict the Contract Owner from further purchases of Fund shares. In those cases, all participants under a plan funded by the Contract will also be precluded from further purchases of Fund shares.
Fixed Accumulation Feature Transfers
During each Contract Year, you may make transfers out of the Fixed Accumulation Feature to the Sub-Accounts, subject to the transfer restrictions discussed below. All transfer allocations must be in whole numbers (e.g., 1%).
Fixed Accumulation Feature Transfer Restrictions
Each Contract Year, unless you have elected the Deferral Option, you may transfer the greater of:
•30% of the greatest Contract Value in the Fixed Accumulation Feature as of any Contract Anniversary or Contract issue date. When we calculate the 30%, we add Premium Payments made after that date but before the next Contract Anniversary; or
•An amount equal to your largest previous transfer from the Fixed Accumulation Feature in any one Contract Year.
These transfer restrictions do not include systematic transfers and Dollar Cost Averaging Programs.
If you elect the Deferral Option, there is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide to us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity
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Commencement Date. On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer.
Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature above, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature.
Whether or not you elect the Deferral Option, if any interest rate applicable to your Fixed Accumulation Feature renews at a rate at least 1% lower than your prior interest rate, you may transfer an amount equal to up to 100% of the amount that would receive the reduced rate. You must make this transfer request within 60 days of being notified of the renewal rate.
We may defer transfers and Surrenders from the Fixed Accumulation Feature for up to 6 months from the date of your request.
You must wait six months after your most recent transfer from the Fixed Accumulation Feature before moving Sub-Account Values back to the Fixed Accumulation Feature. If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait six months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
Mail, Telephone and Internet Transfers
You may make transfers through the mail or your Financial Intermediary. You may also make transfers by calling us or through our website. Transfer instructions received by telephone before the end of any Valuation Day will be carried out at the end of that date. Otherwise, the instructions will be carried out at the end of the next Valuation Day.
Transfer instructions you send electronically are considered to be received by us at the time and date stated on the electronic acknowledgment we return to you. If the time and date indicated on the acknowledgment is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgment, you should telephone us as soon as possible.
We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly reporting any inaccuracy or discrepancy to us and your investment professional. Any verbal communication should be re-confirmed in writing.
Telephone or Internet transfer requests may currently only be canceled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.
We and our agents are not responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that Contract Owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.
Power of Attorney
You may authorize another person to conduct financial and other transactions on your behalf by submitting a copy of a power of attorney (POA) executed by you that meets the requirements of your resident state law. Once we have the POA on file, we will accept transaction requests, including transfer instructions, subject to our transfer restrictions, from your designated agent (attorney-in-fact). We reserve the right to request an affidavit or certification from the agent that the POA is in effect when the agent makes such transactions. You may instruct us to discontinue honoring the POA at any time.
Charges and Fees
The following charges and fees are associated with the Contract:
The Contingent Deferred Sales Charge
The Contingent Deferred Sales Charge covers some of the expenses relating to the sale and distribution of the Contract, including commissions paid to Investment Professionals and the cost of preparing sales literature and other promotional activities.
We may assess a Contingent Deferred Sales Charge when you request a full or partial Surrender. The Contingent Deferred Sales Charge is based on the amount you choose to Surrender and how long your Premium Payments have been in the Contract. The Contingent Deferred Sales Charge will not exceed the total amount of the Premium Payments made. Each Premium Payment has its own Contingent Deferred Sales Charge schedule. Premium Payments are Surrendered in the order in which they were received. The longer you leave your Premium Payments in the Contract, the lower the Contingent Deferred Sales Charge will be when you Surrender. The amount assessed a Contingent Deferred Sales Charge will not exceed your total Premium Payments.
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The percentage used to calculate the Contingent Deferred Sales Charge is equal to:

Number of years from Premium Payment	Contingent Deferred Sales Charge
1	6%
2	5%
3	4%
4 or more	0%
The following Surrenders are NOT subject to a Contingent Deferred Sales Charge:
•AWA — Each Premium Payment has its own schedule of Contingent Deferred Sales charges; however, in any contract year you may able to take Partial Surrenders up to a certain percentage of your total Premium Payments without being subject to a Contingent Deferred Sales Charge. Please refer to your Contract for your specific Annual Withdrawal Percentage amounts and your Contingent Deferred Sales Charge schedule.
Under the following situations, the Contingent Deferred Sales Charge is WAIVED:
•Upon eligible confinement as described in the Waiver of Sales Charge Rider — We will waive any Contingent Deferred Sales Charge applicable to a partial or full Surrender if you, the joint Contract Owner or the Annuitant, is confined for at least 180 calendar days to a: (a) facility recognized as a general hospital by the proper authority of the state in which it is located; or (b) facility recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; or (c) facility certified by Medicare as a hospital or long-term care facility; or (d) nursing home licensed by the state in which it is located and offers the services of a registered nurse 24 hours a day. If you, the joint Contract Owner or the Annuitant is confined when you purchase or upgrade the Contract, this waiver is not available. For it to apply, you must: (a) have owned the Contract continuously since it was issued, (b) provide written proof of confinement satisfactory to us, and (c) request the Surrender within 91 calendar days of the last day of confinement. This waiver may not be available in all states. Please contact your Investment Professional or us to determine if it is available for you.
• For Required Minimum Distributions — This allows Annuitants who are subject to Required Minimum Distributions, with a Contract held under an Individual Retirement Account or 403(b) plan, to Surrender an amount equal to the Required Minimum Distribution for the Contract without a Contingent Deferred Sales Charge for one year’s required minimum distribution for that Contract Year. All requests for Required Minimum Distributions must be in writing.
We will waive any applicable Contingent Deferred Sales Charge if you take part in a program for partial surrenders where you receive a scheduled series of substantially equal periodic payments. Payments under this program must be made at least annually for your life (or your life expectancy) or the joint lives (or joint life expectancies) of you and your designated Beneficiary.
The following situations are NOT subject to a Contingent Deferred Sales Charge:
•Upon death of the Annuitant, Contract Owner or joint Contract Owner — No Contingent Deferred Sales Charge will be deducted if the Annuitant, Contract Owner or joint Contract Owner dies.
•Upon Annuitization — The Contingent Deferred Sales Charge is not deducted when you annuitize the Contract. However, we will charge a Contingent Deferred Sales Charge if the Contract is Surrendered during the Contingent Deferred Sales Charge period under an Annuity Payout Option which allows Surrenders.
•For Principal First Benefit Payments — If your Benefit Payment on your most recent Contract Anniversary exceeds the Annual Withdrawal Amount, we will waive any applicable Contingent Deferred Sales Charge for withdrawals up to that Benefit Payment amount.
•For substantially equal periodic payments — We will waive the Contingent Deferred Sales Charge if you take partial Surrenders under the Automatic Income Program where you receive a scheduled series of substantially equal periodic payments for the greater of five years or to age 59½.
•Upon cancellation during the Right to Cancel period.
Surrender Order — During the Contract Years when a Contingent Deferred Sales Charge applies to the initial Premium Payment, all Surrenders in excess of the Annual Withdrawal Amount (which is equal to 10% of total Premium Payments) will be taken first from Premium Payments, then from earnings. Surrenders from Premium Payments in excess of the Annual Withdrawal Amount will be subject to a Contingent Deferred Sales Charge.
Thereafter, Surrenders will be taken first from earnings, then from Premium Payments not subject to a Contingent Deferred Sales Charge, then from 10% of Premium Payments still subject to a Contingent Deferred Sales Charge and then from Premium Payments subject to a Contingent Deferred Sales Charge on a first-in-first-out basis.
Mortality and Expense Risk Charge
For assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:
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•Mortality Risk — There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.
During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.
Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.
•Expense Risk — We also bear an expense risk that the Contingent Deferred Sales Charges and the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.
Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.
If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.
Annual Maintenance Fee
The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.
When is the Annual Maintenance Fee Waived?
We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.
Administrative Charge
For administration, we apply a daily charge at the rate of 0.20% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.
Premium Taxes
The amount of tax, if any, charged by federal, state, or other governmental entity on Premium Payments or Contract Values. On any contract subject to a Premium Tax, We may deduct the tax on a pro-rata basis from the Sub-Accounts at the time We pay the tax to the applicable taxing authorities, at the time the contract is surrendered, at the time death benefits are paid or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently the maximum rate charged by any state is 3.5% and 1.0% in Puerto Rico.
Charges Against the Funds
Annual Fund Operating Expenses — The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Funds’ prospectuses.
Principal First Charge
We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we continue to deduct the charge until we begin to make Annuity Payouts. You may elect the annuitization option at any time. You will be subject to fee increases if you elect to step-up the Benefit Amount. Principal First is closed to new sales.
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Optional Death Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Optional Death Benefit adds new features to your Death Benefit calculation.
If you elected the Optional Death Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
Earnings Protection Benefit Charge
This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
If you elected the Earnings Protection Benefit, we deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. If you elected this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.
If you elect the Deferral Option, then upon the original Annuity Commencement Date, Principal First, the Optional Death Benefit and the Earnings Protection Benefit riders are terminated and the associated rider charges will no longer be assessed.
Other disclosure specific to Invesco V.I. Government Money Market Fund
The Invesco V.I. Government Money Market Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions or exchanges. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the 1940 Act. Further detail regarding these changes is set forth in the Fund's prospectus. We may postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions in compliance with rules of the SEC or an order of the SEC.
Reduced Fees and Charges
We may offer, in our discretion, reduced fees and charges including, but not limited to Contingent Deferred Sales Charges, the mortality and expense risk charge, and the Annual Maintenance Fee, for certain Contracts (including employer sponsored savings plans) which may result in decreased costs and expenses. Reductions in these fees and charges will not be unfairly discriminatory against any Contract Owner.
Principal First
The Annuity Commencement Date Deferral Option rider is available if you have elected the Principal First rider. (See below for impacts.)
Objective
Protect your investment from poor market performance through annual Benefit Payments until the Benefit Amount is reduced to zero.
How does this rider help achieve this goal?
This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect “step-ups” that reset your Benefit Amount to the then prevailing Contract Value.
Principal First - Step-Up
Any time after the 5th year Principal First has been in effect, you may elect to “step-up” the benefit. If you choose to step-up the benefit, your Benefit Amount is recalculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to step-up if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the step-up benefit has been in place, you may choose to step-up the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can step up without waiting for the 5th year their Contract has been in force.
We currently allow you to step-up on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a step-up to occur on your Contract Anniversary. At the time you elect to step-up, we may be charging more for Principal First, but in no event will this charge exceed 0.75% annually. Regardless of when you bought your Contract, upon step-up we will charge you the current charge. Before you decide to step-up, you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect step-ups that reset your Benefit Amount to the then prevailing Contract Value.
You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called “election dates” in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment
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will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:
• We will accept requests for a step-up in writing, verbally or electronically, if available.
• Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election.
• We will not accept any written election request received more than thirty (30) days prior to an election date.
• We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.
• If an election form is received in good order within the 30 days prior to an election date, the step-up will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the step-up will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.
• We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.
• Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.
When can you buy this rider?
Principal First rider is closed to new investors and post issue election.
What are the impacts of electing the Annuity Commencement Date Deferral Option rider?
If you elect the Annuity Commencement Date Deferral Option, this rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under this rider (i) will be terminated in their entirety; (ii) the charge for this rider will no longer be assessed; and (iii) your Contract will then be subject to the contract minimum rules. If, however, you are receiving Automatic Income Payments under this rider, you may continue to do so once the Deferral Option is effective. However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your Contract and pay the full Surrender Value. For more details, see the Annuity Commencement Date Deferral Option section, which is immediately prior to the subsection titled Annuity Payouts in The Contract section.
Does electing this rider forfeit your ability to buy other riders?
Yes. If you elect this rider, you may not elect any riders other than MAV Plus (MAV only in applicable states) and the Annuity Commencement Date Deferral Option rider.
How is the charge for this rider calculated?
The annual charge for this rider is based on your daily Sub-Account Value and is deducted daily. The charge continues to be deducted until we begin to make Annuity Payouts.
We will recalculate the charge each time that you step-up your Benefit Amount. The fee at the time of step-up will be the charge that we are then currently charging other customers who have previously elected this rider and have elected to step-up. This fee may not be the same as, but will not be more than, the fee that we charge new purchasers or the fee we set before we cease offering this rider. If we cease sales of this rider, we will predetermine the rider charge on a non-discriminatory basis. Before you decide to exercise your step-up privileges, you should request a current prospectus which will describe the then current charge effective upon exercising step-up rights.
We also reserve the right to increase the charge for this rider up to a maximum rate of 0.75% any time on or after the fifth anniversary of electing this rider or five years from the date from which we last notified you of a fee increase, whichever is later. The fee increase will only apply if you elect to step-up your Benefit Amount. Subject to limitation, we also reserve the right to charge a different fee for this rider to any new Contract Owners due to a change of ownership of this Contract.
Does the Benefit Amount change under this rider?
Yes. If elected at the time of Contract issuance, your initial Benefit Amount is your initial Premium Payment. If elected after the Contract has been issued, your initial Benefit Amount will be the based on your Contract Value at the time the rider is elected. Any time after the 5th Contract Year that this rider has been in effect and thereafter on each fifth anniversary of the last step-up (or sooner upon Spousal Contract continuation); you (or your Spouse if Spousal Contract continuation rights have been elected) may elect to step-up the Benefit Amount to the Contract Value.
Your Benefit Amount will fluctuate based on subsequent Premium Payments or partial Surrenders. Partial Surrenders in excess of your Benefit Payments may also trigger a recalculation of the Benefit Amount and future Benefit Payments. Your Benefit Amount can never be more than $5 million.
You cannot elect the step-up privilege if your then current Benefit Amount is higher than your Contract Value on step-up dates.
See Example 1 and 7 under Principal First in Appendix III.
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Is this rider designed to pay you withdrawal benefits for your lifetime?
No. You can continue to take Benefit Payments until the Benefit Amount has been depleted. Once the initial Benefit Amount has been determined, we calculate the Benefit Payment. The maximum Benefit Payment is 7% of your Benefit Amount on rider effective date, or if more recently, the last date on which a step up was elected, or the Benefit Amount was reduced due to a partial Surrender exceeding the Benefit Payment. Benefit Payments can begin at any time and can be taken on any schedule that you request. Benefit Payments are non-cumulative, which means that your Benefit Payment will not increase in the future if you fail to take your full Benefit Payment for the current year. For example, if you do not take 7% one year, you may not take more than 7% the next year.
If you elect this rider when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you purchase this rider after you purchase your Contract, we count the first year as the time between the date we added this rider to your Contract and your next Contract Anniversary, which could be less than a year.
Each time you add a Premium Payment, we increase your Benefit Amount by the amount of the subsequent Premium Payment. When you make a subsequent Premium Payment, your Benefit Payments will increase by 7% of the amount of the subsequent Premium Payment. See Example 2 under Principal First in Appendix III.
Your Benefit Amount cannot be less than $0 or more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your annual Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we recalculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
Whenever a partial Surrender is made, the Benefit Amount will be equal to the amount determined in either (A) or (B) as follows:
A. If the total partial Surrenders since the later of (i) the most recent Contract Anniversary, or (ii) the Valuation Day that the Benefit Payment was last established (excluding establishments for subsequent Premium Payments), are equal to or less than the Benefit Payment, the Benefit Amount becomes the Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
B. If the total partial Surrenders as determined in (A) above exceed the Benefit Payment, the Benefit Amount will have an automatic reset to the greater of zero or the lesser of (i) or (ii) as follows:
(i) The Contract Value immediately following the partial Surrender; or
(ii) The Benefit Amount immediately prior to the partial Surrender, less the amount of the partial Surrender.
See Examples 3 through 6 for Principal First in Appendix III.
Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on a calendar year basis (i.e., compared to a Contract Year basis), beginning in the calendar year in which the individual attains (a) age 70½ for those born before July 1, 1949 or (b) age 72 for those born on or after July 1, 1949. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, which will cause a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future.
Is this rider designed to pay you Death Benefits?
No. However, partial Surrenders will reduce the standard Death Benefit.
Does this rider replace standard Death Benefits?
No.
Can you revoke this rider?
No. However, a Company-sponsored exchange of this rider will not be considered a revocation or termination of this rider.
What effect do partial or full Surrenders have on your benefits under this rider?
Benefit Payments are treated as partial Surrenders and are deducted from your Contract Value and Benefit Amount. Each Benefit Payment reduces the amount you may Surrender under your Annual Withdrawal Amount. Surrenders in excess of your Benefit Payment include any applicable CDSC.
If, in one year, your Surrenders total more than your Benefit Payment, we will re-calculate your Benefit Amount and your Benefit Payment could be significantly lower in the future. Any time we re-calculate your Benefit Amount or your Benefit Payment, we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.
If your Contract Value is reduced to zero due to receiving Benefit Payments, and you still have a Benefit Amount, you will continue to receive a Benefit Payment through a fixed Annuity Payout option until your Benefit Amount is depleted. While you are receiving payments under fixed Annuity Payout options, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining Benefit Payments.
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You can Surrender your entire Contract Value any time; however, you will receive your Contract Value at the time you request a full Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount that you would have received under this rider.
What happens if you change ownership?
If you change the ownership or assign this Contract to someone other than your Spouse after 12 months of electing this rider, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future. The Benefit Amount will be recalculated to equal the lesser of:
• The Benefit Amount immediately prior to the ownership change or assignment; or
• The Contract Value at the time of the ownership change or assignment.
The Benefit Payment will then be reset to 7% of the new Benefit Amount.
If the Owner dies and the sole Beneficiary is the Owner’s Spouse, then the surviving Spouse can either become the Contract Owner or elect to receive the standard Death Benefit.
You may not change the named Annuitant. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
Ownership changes may be taxable to you. We recommend that you consult with a tax adviser before making any ownership changes.
Can your Spouse continue your Withdrawal Benefit?
Yes. If the Owner dies and the Beneficiary is the deceased Owner’s Spouse at the time of death, the Spouse may continue the Contract and this rider. This right may be exercised only once during the term of the Contract.
What happens if you annuitize your Contract?
You may elect the annuitization option at any time. If you annuitize your Contract, you may choose the Principal First Annuity Payout Option ("PF" Annuity Payout Option") in addition to those Annuity Payout Options offered in the Contract. Under the PF Annuity Payout Option we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Owner or the Annuitant should die before the PF Annuity Payout Period is complete, the remaining payments will be made to the Beneficiary. The PF Annuity Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options. If you, the joint Owner or Annuitant die before the Annuity Calculation Date and all of the Benefit Payments guaranteed by us have not been made, the Beneficiary may elect to take the remaining Benefit Payments by electing the PF Annuity Payout Option or any of the Death Benefit options offered in your Contract. If the Annuitant dies after the Annuity Calculation Date and before all of the Benefit Payments guaranteed by us have been made, the payments will continue to be made to the Beneficiary. If your Contract Value is reduced to zero, you will receive a fixed dollar amount Annuity Payout option until your Benefit Amount is depleted.
This option may not be available if your Contract is issued to qualify under Section 401, 403, 408 or 457 of the Internal Revenue Code of 1986, as amended. For such contracts, this option will be available only if the guaranteed payment period is less than the life expectancy of the Annuitant at the time the option becomes effective. Such life expectancy will be computed under the mortality table then in use by us.
Are there restrictions on how you must invest?
No.
Are there restrictions on the amount of subsequent Premium Payments?
No; however, your Benefit Amount cannot be more than $5 million. Any activities that would otherwise increase the Benefit Amount above this ceiling will not be included for any benefits under this rider.
Can we aggregate contracts?
We reserve the right to treat all Contracts issued to you by us as one Contract for purposes of this rider. This means that if you purchase two Contracts from us in any twelve month period and elect any optional withdrawal benefit rider on both Contracts, withdrawals from one Contract may be treated as withdrawals from the other Contract.
Other information
• The annual percentage used for determining Benefit Payments is not a fixed rate of return. The Contract Value used to set Benefit Payments is based on the investment performance of your Sub-Accounts.
• Benefit Payments cannot be carried forward from one year to the next. You will not be warned if you take less than the maximum withdrawals available without triggering recalculation of your Benefit Payments.
• Annual Surrenders exceeding 7% accelerate depletion of your Benefit Amount even if you use the Automatic Income Program to meet RMD requirements. No reliable assumptions can be made that your payments will continue for any particular number of years.
• Additional Premium Payments made to your Contract after withdrawals have begun may not restore the previous amount of Benefit Payments, even if the additional Premium Payment restores the Benefit Amount to the previous Benefit Amount.
• Voluntary or involuntary annuitization will terminate Benefit Payments. Annuity Payout options available after the Annuity Commencement Date may be less than Benefit Payments.
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• There are no assurances made or implied that automatic Benefit Amount increases will occur and if occurring, will be predictable.
• The fee for this rider may increase if and when a step-up is elected. There are no assurances as to the fee we will be charging at the time of each step-up. This is subject to the maximum fee disclosed in the Fee Table and this section.
• When the Contract Value is small in relation to the Benefit Amount, Surrenders may have a significant effect on future Benefit Payments.
• Withdrawals can deplete and even eliminate death benefits.
• If you are enrolled in the Automatic Income Program ("AIP") it is important for you to take into account the Benefit Payment. It may be necessary to adjust your AIP payout each year. If your Benefit Payment changes, we do not automatically adjust payments under the AIP nor do we prompt you to do so.
Death Benefit
What is the Death Benefit and how is it calculated?
The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner, or the Annuitant die before we begin to make Annuity Payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.
Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner’s last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account and the dollar amount for the Fixed Accumulation Feature for each Beneficiary’s portion of the proceeds.
If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or
•The Contract Value of your Contract; or
•The Maximum Anniversary Value, which is described below.
The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased’s 81st birthday or date of death, whichever is earlier.
If you purchased your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.
If you purchased your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:
•Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and
•Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.
The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.
If you elect the Deferral Option, then on and after the original Annuity Commencement Date, your Death Benefit will equal the Contract Value calculated as of the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the calculated Death Benefit amount will be subject to market fluctuations. No other Death Benefit or optional Death Benefits apply. All optional Death Benefits and Earnings Protection Benefit and their associated charges will terminate. Please see the section titled Annuity Commencement Date Deferral Option for more information.
Optional Death Benefit — This rider/option can no longer be elected or added after you purchase your Contract.
You may have elected the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.
The Interest Accumulation Value will be:
•Your Contract Value on the date we add the Optional Death Benefit to your Contract;
•Plus any Premium Payments made after the date the Optional Death Benefit is added;
•Minus any partial Surrenders after the Optional Death Benefit is added;
•Compounded daily at an annual interest rate of 5%.
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If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.
On or after the deceased’s 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.
The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see “Appendix II.”
If you elected the Optional Death Benefit, you cannot cancel it.
Earnings Protection Benefit — This rider/option can no longer be elected or added after you purchase your Contract. The Earnings Protection Benefit adds new features to your Death Benefit calculation.
You may have elected the Earnings Protection Benefit at an additional charge. If you elected the Earnings Protection Benefit, you cannot cancel it.
If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:
•The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or
•The Maximum Anniversary Value; or
•Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.
We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.
We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.
Your Contract gain is limited to or “capped” at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.
We take 40% of either the Contract gain or the capped amount and add it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

For example: Assuming that:
• The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,
• You elected the Earnings Protection Benefit when you purchased your Contract,
• You made a single Premium Payment of $100,000,
• You took no partial Surrenders,
• The Contract Value on the date we receive proof of death was $400,000.
We would calculate the Contract gain as follows:
• Contract Value on the date we receive proof of death equals $400,000,
• minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.
To determine if the cap applies:
• We calculate the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),
• plus Premium Payments made since that date ($0),
• minus Premium Payments made in the 12 months prior to death ($0).

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so we take 40% of $200,000 or $80,000 and add that to the Contract Value on the date we receive proof of death and the total Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:
•If your Contract has no gain when we calculate the Death Benefit, we will not pay an Earnings Protection Benefit.
•Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.
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•If you transfer ownership of your Contract, or your spouse continues your Contract after your death, and the new Contract Owner would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.
Additional Information about the Death Benefits
For more information on how these optional benefits may affect your taxes, please see the Appendix Tax section entitled, “Federal Tax Considerations,” under the sub-section entitled “Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans.”
The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by us after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:
•The aggregate Premium Payments minus any Surrenders;
•The aggregate Contract Value plus $1 million.
However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:
•The aggregate Contract Value; plus
•The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.
Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.
How is the Death Benefit paid?
The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. When payment is taken in one lump sum, payment will be made within seven days of Our receipt of complete instructions, except when We are permitted to defer such payment under the Investment Company Act of 1940. We will calculate the Death Benefit as of the date we receive a certified death certificate or other legal documents acceptable to us. The Death Benefit amount remains invested and is subject to market fluctuation until complete settlement instructions are received from each Beneficiary. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary’s portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary’s instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.
If the Death Benefit payment is $5,000 or more, the Beneficiary may elect to have their Death Benefit paid through our “Talcott Resolution Pathways Program” (formerly "Safe Haven"). Under this program, the proceeds remain in our General Account and the Beneficiary will receive a draft book. Proceeds are guaranteed by the claims paying ability of the Company; however, it is not a bank account and is not insured by Federal Deposit Insurance Corporation (FDIC), nor is it backed by any federal or state government agency. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. The interest rate is based upon the analysis of interest rates credited to funds left on deposit with other insurance companies under programs similar to the Talcott Resolution Pathways Program. In determining the interest rate, we also factor in the impact of our profitability, general economic trends, competitive factors and administrative expenses. The interest rate credit is not the same rate earned on assets in the Fixed Accumulation Feature and is not subject to minimum interest rates prescribed by state non-forfeiture laws. For federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. We may not offer the Talcott Resolution Pathways Program in all states and we reserve the right to discontinue offering it at any time. Although there are no direct charges for this program, we earn investment income from the proceeds. The investment income we earn is likely more than the amount of interest we credit; therefore, we make a profit from the difference.
The Beneficiary may elect under the Annuity Proceeds Settlement Option “Death Benefit Remaining with the Company” to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal documents acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders without paying Contingent Deferred Sales Charges.
The Beneficiary of a non-qualified Contract or IRA may also elect the “Single Life Expectancy Only” option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary’s remaining life expectancy. Distributions are calculated based on IRS Life expectancy tables. This option is subject to different limitations and conditions on whether the Contract is non-qualified or an IRA.
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Required Distributions — If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.
If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner’s death.
If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.
What should the Beneficiary consider?
Alternatives to the Required Distributions — The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary’s life or life expectancy, and (b) must begin within one year of the date of death.
If these conditions are not met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.
Spousal Contract Continuation — If the Contract Owner dies and a Beneficiary is the Contract Owner’s spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an Annuity Payment Option. If the Contract continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract continuation will only apply one time for each Contract.
If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, we will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.
If you elect the Deferral Option and if your Spouse continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s, if any, 100th birthday.
Who will receive the Death Benefit?
The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.
If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.
If death occurs before the Annuity Commencement Date:

If the deceased is the . . .	and . . .	and . . .	then the . . .
Contract Owner	There is a surviving joint Contract Owner	The Annuitant is living or deceased	Joint Contract Owner receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner	The Annuitant is living or deceased	Designated Beneficiary receives the Death Benefit.
Contract Owner	There is no surviving joint Contract Owner and the Beneficiary predeceases the Contract Owner	The Annuitant is living or deceased	Contract Owner’s estate receives the Death Benefit.
Annuitant	The Contract Owner is living	There is no named Contingent Annuitant	The Contract Owner becomes the Contingent Annuitant and the Contract continues. The Contract Owner may waive this presumption and receive the Death Benefit.
Annuitant	The Contract Owner is living	The Contingent Annuitant is living	Contingent Annuitant becomes the Annuitant, and the Contract continues.
If you elect the Deferral Option and if the Contingent Annuitant continues the Contract after the original Annuity Commencement Date, the terms of the Deferral Option will remain in force and will supersede any conflicting terms set forth above and the Deferred Annuity Commencement Date will be adjusted to the new Annuitant’s 100th birthday.
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If death occurs on or after the Annuity Commencement Date:

If the deceased is the . . .	and . . .	then the . . .
Contract Owner	The Annuitant is living	Designated Beneficiary becomes the Contract Owner.
Annuitant	The Contract Owner is living	Contract Owner receives a payout at death, if any.
Annuitant	The Annuitant is also the Contract Owner	Designated Beneficiary receives a payout at death, if any.
These are the most common Death Benefit scenarios, however, there are others. Some of the Annuity Payout Options may not result in a payout at death. For more information on Annuity Payout Options, including those that may not result in a payout at death please see the section entitled “Annuity Payouts” and the Death Benefit section of your Contract. If you have questions about these and any other scenarios, please contact your Investment Professional or us.
Surrenders
What kinds of Surrenders are available?
Full Surrenders before the Annuity Commencement Date — When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes, Contingent Deferred Sales Charges and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.
Partial Surrenders before the Annuity Commencement Date — You may request a partial Surrender of Contract Value at any time before the Annuity Commencement Date. We will deduct any applicable Contingent Deferred Sales Charge. However, on a noncumulative basis, you may make partial Surrenders during any Contract Year, up to the Annual Withdrawal Amount allowed and the Contingent Deferred Sales Charge will not be assessed against such amounts. Surrender of Contract Values in excess of the Annual Withdrawal Amount and additional surrenders made in any Contract Year will be subject to the Contingent Deferred Sales Charge. You can ask us to deduct the Contingent Deferred Sales Charge from the amount you are Surrendering or from your remaining Contract Value. If we deduct the Contingent Deferred Sales Charge from your remaining Contract Value, that amount will also be subject to Contingent Deferred Sales Charge. This is our default option.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. There are two restrictions on partial Surrenders before the Annuity Commencement Date:
•The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and
•The Contract must have a minimum Contract Value of $500 after the Surrender. The minimum Contract Value in New York must be $1,000 after the Surrender. We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the Surrender with no Premium Payments made during the prior two Contract Years.
Under certain circumstances we had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to us. As of October 4, 2013, we no longer allow Contract Owners to reinstate their Contracts when a Contract Owner requests a Surrender (either full or Partial).
Full Surrenders after the Annuity Commencement Date — You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract minus any applicable Contingent Deferred Sales Charges. The Commuted Value is determined on the day we receive your written request for Surrender.
Partial Surrenders after the Annuity Commencement Date — Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Options. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the “Period Certain” for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.
To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.
Both full and partial Surrenders are taken proportionally from the Sub-Accounts and the Fixed Accumulation Feature. We will deduct any applicable Contingent Deferred Sales Charges.
If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, we will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted
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Value of the Annuity Payouts we would have made during the Period Certain, we will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.
Please check with your qualified tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.
Does the Invesco V.I. Government Money Market Fund impose a fee or gate for redemption?
The Invesco V.I. Government Money Market Fund uses the amortized cost method of valuation to seek to maintain a stable $1.00 net asset value and does not intend to impose liquidity fees or redemption gates on Fund redemptions or exchanges. The Fund's board reserves the right to impose a liquidity fee or redemption gate in the future upon prior notice to shareholders and in conformance to Rule 2a-7 of the 1940 Act. Further detail regarding these changes is set forth in the Fund's prospectus. We may postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions in compliance with rules of the SEC or an order of the SEC.
How do I request a Surrender?
Requests for full Surrenders terminating your Contract must be in writing. Requests for partial Surrenders can be made in writing, by telephone or via the internet. We will send your money within seven days of receiving complete instructions. However, we may postpone payment whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement or (d) the SEC determines that an emergency exists to restrict valuation.
We may also postpone payment of Surrenders with respect to a money market Fund if the board of directors of the underlying money market Fund suspends redemptions from the Fund in connection with the Fund’s plan of liquidation, in compliance with rules of the SEC or an order of the SEC.
We may defer payment of any amounts from the Fixed Accumulation for up to six months from the date of the request to Surrender. If we defer payment for more than thirty days, we will pay interest of at least 3% per annum on the amount deferred.
Written Requests — Complete a Surrender form or send us a letter, signed by you, stating:
•the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,
•your tax withholding amount or percentage, if any, and
•your disbursement instructions, including your mailing address.
You may submit this form via mail or fax.
Unless you specify otherwise, we will provide the dollar amount you want to receive after applicable taxes and charges as the default option.
If there are joint Owners, both must authorize these transactions. For a partial Surrender, specify the Sub-Accounts that you want your Surrender to come from (this may be limited to pro-rata Surrenders if optional benefits are elected); otherwise, the Surrender will be taken in proportion to the value in each Sub-Account.
Telephone or Internet Requests — To request a partial Surrender by telephone or internet, we must have received your completed Internet Partial Withdrawal/Telephone Redemption Authorization Form. If there are joint Owners, both must sign the form. By signing the form, you authorize us to accept telephone or internet instructions for partial Surrenders from either Owner. Telephone or Internet authorization will remain in effect until we receive a written cancellation notice from you or your joint Owner, we discontinue the program, or you are no longer the Owner of the Contract. Please call us with any questions regarding restrictions on telephone or internet Surrenders.
We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine.
We may modify the requirements for telephone and/or internet redemptions at any time.
Telephone and internet Surrender instructions received before the end of a Valuation Day will be processed at the end of that Valuation Day. Otherwise, your request will be processed at the end of the next Valuation Day.
Completing a Power of Attorney for another person to act on your behalf may prevent you from making Surrenders via telephone and internet.
What should be considered about taxes?
There are certain tax consequences associated with Surrenders:
Prior to age 59½ — If you make a Surrender prior to age 59½, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59½ may also affect the continuing tax-qualified status of some Contracts.
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We do not monitor Surrender requests. To determine whether a Surrender is permissible, with or without federal income tax penalty, please consult your personal tax adviser.
More than one Contract issued in the same calendar year — If you own more than one contract issued by us in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.
Internal Revenue Code section 403(b) annuities — As of December 31, 1988, all section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59½, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59½). Distributions prior to age 59½ due to financial hardship, unemployment or retirement may still be subject to a penalty tax of 10%.
We will no longer accept any incoming 403(b) exchanges or applications for 403(b) individual annuity contracts.
We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see Appendix Tax “Federal Tax Considerations” section for more information.
Annuity Commencement Date Deferral Option
Who is eligible to participate in the Deferral Option?
We will notify you prior to your Annuity Commencement Date of the options available to you at your Annuity Commencement Date. During the Election Period, which begins when we send you the Deferral Option rider and ends on your Annuity Commencement Date (“Election Period”), you may choose any of the available options. If one of the options available at that time is the Deferral Option and the following conditions are met during the entirety of the Election Period, you may elect the Deferral Option:
•You have not elected the Deferral Option previously;
•The Deferral Option has not been withdrawn by us;
•We have not received a death notification on the Contract. (In addition, if a death that triggers a Death Benefit under the Contract occurs before we process your request for the Deferral Option, you and your Beneficiary(ies) will not be eligible for the Deferral Option);
•No death that triggers a Death Benefit under the Contract occurs before your Annuity Commencement Date;
•Your beneficiaries have not elected a death benefit settlement option;
•You are within 90 days of your Annuity Commencement Date and you are at least 90 years old on your Annuity Commencement Date;
•We have not previously received a separate full Surrender request from you;
•The state in which your Contract was issued has approved the Deferral Option rider;
•We must receive your signed Annuity Commencement Date Deferral Option Form in Good Order at our Administrative Office to elect the Deferral Option. We must receive the Annuity Commencement Date Deferral Option Form on any Valuation Day up to and including the Annuity Commencement Date, provided we receive it no later than 4:00 p.m. Eastern Time or, if earlier, the close of the New York Stock Exchange on the Annuity Commencement Date. If the Annuity Commencement Date falls on a non-Valuation Day we must receive it by the prior Valuation Day;
•You must not be beyond your Annuity Commencement Date or have annuitized your Contract;
•You must be a customer of a Financial Intermediary in accordance with our records;
•The Contract is not owned by a Charitable Remainder Trust (The Annuity Commencement Date of these contracts is the Annuitant's 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday); and
•During the Election Period, we have not received a request to process additional Premium Payments through a 1035 exchange, direct transfer or direct rollover.
If, on the Annuity Commencement Date, you are not eligible to defer your Annuity Commencement Date to the Annuitant’s 100th birthday, your Contract will annuitize using the default annuitization option outlined in your Contract unless you have provided us with in-good-order instructions to the contrary.
While we have described the Deferral Option, this does not signify that your state has approved the Deferral Option rider and does not mean that the Deferral Option will be available in the future even if the rider has been approved by your state. Approval by your state is not an endorsement by that state of the Deferral Option.
If you are eligible for the Deferral Option and if you properly elect the Deferral Option, no changes will be made to your contract until the Annuity Commencement Date. On that date, the following changes will occur:
•Your Annuity Commencement Date will be deferred to the Annuitant’s 100th birthday ("the Deferred Annuity Commencement Date");
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•The Death Benefit described in your Contract and any optional Death Benefits will be terminated and the new Death Benefit will be the Contract Value on the date of receipt of Due Proof of Death at our Administrative Office. During the time period between our receipt of Due Proof of Death and our receipt of complete settlement instructions from each Beneficiary, the Death Benefit amount will be subject to market fluctuations;
•All optional Death Benefit rider charges will no longer be assessed;
•The Earnings Protection Benefit (i) will be terminated in its entirety; and (ii) the charge for that benefit will no longer be assessed;
•Principal First rider, including any guaranteed income benefit, death benefit settlement option and any annuitization option under that rider (i) will be terminated in its entirety; (ii) the charge for that rider will no longer be assessed; and (iii) your contract will then be subject to the contract minimum rules. If however you are receiving Automatic Income Payments under Principal First rider, you may continue to do so once the Deferral Option is effective.However, you will then be subject to the contract minimum rules. That is, if after any withdrawal, whether it be a systematic withdrawal or a one-time partial Surrender, your Contract Value falls below the contract minimum, we will close your contract and pay the full Surrender Value;
•You may not transfer money into your Contract through a 1035 exchange, direct transfer or direct rollover unless the request to transfer money was received prior to the Election Period;
•There is an imposed limit of 20% of the Contract Value that may be allocated to the Fixed Accumulation Feature. Any amount over 20% of Contract Value allocated to the Fixed Accumulation Feature on the original Annuity Commencement Date will be moved out of the Fixed Accumulation Feature via a Dollar Cost Averaging program with a duration of six months or less according to the instructions that you provide us on the Annuity Commencement Date Deferral Option Form. Any existing restriction on the maximum amount transferable from the Fixed Accumulation Feature during any Contract Year will be waived on and after the original Annuity Commencement Date.
•On or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then you may transfer amounts from existing funds to the Fixed Accumulation Feature until the total amount in the Fixed Accumulation Feature reaches a maximum of 20% of the Contract Value. The Contract Value is calculated on the Valuation Day immediately before the transfer;
•Similarly, on or after the original Annuity Commencement Date, if at the time of the transfer you are not subject to restrictions on your ability to transfer funds into the Fixed Accumulation Feature described in the definition of Fixed Accumulation Feature below, then a maximum of 20% of any additional Premium Payments may be allocated to the Fixed Accumulation Feature. If there is a Dollar Cost Averaging Program already established from the Fixed Accumulation Feature it will be terminated. You may begin a new Dollar Cost Averaging Program by contacting us after the original Annuity Commencement Date; and
•The default annuitization option for Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain. The default annuitization option for non-Qualified Contracts is the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten year period certain. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
The ability to elect the Deferral Option may not be available in every State. The Deferral Option may be cancelled or withdrawn at any time by us without prior notification from us, except that we will not withdraw the option for any Contract Owner who has been offered the option at the beginning of the Election Period preceding the Annuity Commencement Date.
You are not required to elect the Deferral Option and you do not need to take any action if you do not want to elect the Deferral Option.
We encourage you to review the Deferral Option with your tax adviser regarding the tax consequences of electing the Deferral Option.
Please carefully review the Tax Considerations section of the prospectus for additional information.
This Deferral Option will not be appropriate for all Contract Owners, and it may not be in your best interest to elect the Deferral Option.
Other Considerations
•We cannot recommend whether or not the Deferral Option is the right choice for you. Please discuss the merits of the Deferral Option with your Financial Intermediary and tax adviser to be sure that the Deferral Option is suitable for you based on your particular circumstances;
•It is possible that the IRS could characterize the deferral of your annuity commencement date as a deemed exchange of your contract. Therefore, if your contract was issued prior to 1989, you should discuss the possible loss of any grandfathered rights related to your current contract with your tax adviser. In addition, if
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you elect the Deferral Option for more than one contract in the same year and the IRS were to characterize the deferral of your annuity commencement dates as a deemed exchange of your contracts, your contracts may be aggregated for the purposes of determining the taxability of any future distributions;
•It is possible that the selection of an Annuity Commencement Date at certain advanced ages could result in the Contract not being treated as an annuity for tax purposes; therefore, you should consult with your tax adviser;
•Whether the advantages of deferring the Annuity Commencement Date outweigh any other option available to you at that time including liquidation or choosing an Annuity Payout Option;
•Whether the advantages of deferring the Annuity Commencement Date outweigh the disadvantages, including the loss of all Death Benefits in excess of Contract Value and the constraints on investments into the Fixed Accumulation Feature;
•Whether you have other assets to meet your future income needs;
•Whether you will change your mind. Once you have elected the Deferral Option, you will not have the ability to reinstate the annuitization option in Principal First rider or reverse any other changes made to your Contract on the original Annuity Commencement Date;
•In your evaluation of the Deferral Option, you should consult with your Financial Intermediary and tax adviser and potentially any Beneficiaries named in the Contract;
•The Deferral Option may not be available in all states, through all Financial Intermediaries or for all contracts;
•Financial Intermediaries do not receive additional compensation if you choose the Deferral Option, but continue to receive existing compensation throughout the deferral period;
•If you choose an Annuity Payout Option, you cannot later elect the Deferral Option; and
•If you elect the Deferral Option, you may choose any then available Annuity Payout Options at or before the Deferred Annuity Commencement Date; however, you cannot elect to defer your Deferred Annuity Commencement Date further. On your Deferred Annuity Commencement Date if you have a Qualified Contract, the default Annuity Payout Option is a Life Annuity with Payments for a Period Certain Payout Option with period certain of five years. If you have a non-Qualified Contract, the default Annuity Payout Option is the Life Annuity with Payments for a Period Certain Payout Option with period certain of ten years. In general, we use Contract Value to calculate fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Contract in effect on the Deferred Annuity Commencement Date.
Annuity Payouts
This section describes what happens when we begin to make regular Annuity Payouts from your Contract. You, as the Contract Owner, should answer five questions:
•When do you want Annuity Payouts to begin?
•Which Annuity Payout Option do you want to use?
•How often do you want the Payee to receive Annuity Payouts?
•What is the Assumed Investment Return?
•Do you want Annuity Payouts to be fixed dollar amount or variable dollar amount?
Please check with your Investment Professional to select the Annuity Payout Option that best meets your income needs.
As of October 4, 2013, we no longer allow Contract Owners to extend their Annuity Commencement Date even though we may have granted extensions in the past to you or other similarly situated investors.
On February 13, 2016, we began allowing eligible Contract Owners to defer their Annuity Commencement Date pursuant to the provisions outlined in the Annuity Commencement Date Deferral Option section.
For Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments For a Period Certain Annuity Payout Options will be five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date, the minimum periods for the Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments for a Period Certain and Payments for a Period Certain Annuity Payout Options will be ten years.
For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your original Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Payout Option with period certain payments for five years. For non-Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us which Annuity Payout Option you want, we will pay you under the Life Annuity with Payments For a Period Certain Payout Option with period certain payments for ten years.
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Proof of Survival
The payment of any annuity benefit will be subject to evidence that the Annuitant is alive on the date such payment is otherwise due.
1.    When do you want Annuity Payouts to begin?
You selected an Annuity Commencement Date when you purchased your Contract or it can be selected at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, (unless you choose the Deferral Option, described above) the Contract will automatically be annuitized. If you purchased your Contract in New York, you must begin Annuity Payouts before your Annuitant’s 91st birthday (unless you choose the Deferral Option, described above). If this Contract was issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date is the Annuitant’s 100th birthday except in New York and Pennsylvania, where the Annuity Commencement Date is the Annuitant's 90th birthday.
If you elect the Deferral Option, you may defer your Annuity Commencement Date to the fifteenth day of any month before or including the month of the Annuitant’s 100th birthday. Once elected, in the event the Contingent Annuitant becomes the Annuitant and in the absence of a written election to the contrary, the Deferred Annuity Commencement Date will be the 15th day of the month coincident with or next following the Contingent Annuitant’s 100th birthday.
The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.
All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.
2.    Which Annuity Payout Option do you want to use?
Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the “Death Benefit” section. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.
Life Annuity
We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.
Life Annuity with a Cash Refund
We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts. In Texas, this option is only available for Annuity Payouts using the 5% Assumed Investment Return.
Life Annuity with Payments for a Period Certain
We will make Annuity Payouts during the lifetime of the Annuitant, but Annuity Payouts are at least guaranteed for the number of years you select. If, at the death of the Annuitant, Annuity Payouts have been made for less than the minimum elected number of years, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the present value of the remaining Annuity Payouts. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Joint and Last Survivor Life Annuity
We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
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Joint and Last Survivor Life Annuity with Payments for a Period Certain
We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant’s age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:
•Remain the same at 100%, or
•Decrease to 66.67%, or
•Decrease to 50%.
For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.
Payments For a Period Certain
We will make Annuity Payouts for the number of years that you select. The minimum period that you can select is ten years during the first two Contract Years and five years after the second Contract Anniversary. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum. If the Contract is a qualified contract, the annuity payments may need to be modified after the death of the individual or designated beneficiary, as necessary to comply with IRS rules and regulations.
Principal First Payout Option
If you elected Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called Principal First Payout Option, we will pay a fixed dollar amount for a specific number of years (“Payout Period”). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.
If you elect the Deferral Option, Principal First Payout Option is not available.
Important Information:
•You cannot Surrender your Contract once Annuity Payouts begin, unless you have selected Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity with Payments For a Period Certain, or Payments For a Period Certain variable dollar amount Annuity Payout Option. A Contingent Deferred Sales Charge may be deducted.
•For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.
•Automatic Annuity Payouts — If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be fixed dollar amount Annuity Payouts, variable dollar amount Annuity Payouts, or a combination of fixed or variable dollar amount Annuity Payouts, depending on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic variable Annuity Payouts will be based on an Assumed Investment Return equal to 5%. For Qualified Contracts, if you defer your Annuity Commencement Date and if, between your Annuity Commencement Date and your Deferred Annuity Commencement Date, you do not tell us what Annuity Payout Option you want, we will pay you under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a five year period certain.
3.    How often do you want the Payee to receive Annuity Payouts?
In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:
•monthly,
•quarterly,
•semi-annually, or
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•annually.
Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.
4.    What is the Assumed Investment Return?
The Assumed Investment Return (“AIR”) is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.
Subject to the approval of your State, you can select one of three AIRs: 3%, 5% or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.
For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.
Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.
5. Do you want Annuity Payouts to be Fixed Dollar Amount or Variable Dollar Amount?
You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.
Fixed Dollar Amount Annuity Payouts — Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an Annuity rate. The Annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.
Variable Dollar Amount Annuity Payouts — Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.
The dollar amount of the first variable Annuity Payout depends on:
•the Annuity Payout Option chosen,
•the Annuitant’s attained age and gender (if applicable),
•the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table, and
•the Assumed Investment Return.
The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value, minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.
The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.
The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919. The Annuity Unit Factor for a 5% AIR is 0.999866. The Annuity Unit Factor for a 6% AIR is 0.999840.
Combination Annuity Payout — You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs. Combination annuity payouts are not available during the first two Contract Years.
Transfer of Annuity Units — After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the
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number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled “Can I transfer from one Sub-Account to another?” under the section entitled “The Contract.”
Other Programs Available
We may discontinue, modify or amend any of these Programs or any other programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.
InvestEase Program — InvestEase is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.
Automatic Income Program — The Automatic Income Program allows you to Surrender up to 10% of your total Premium Payments each Contract Year without a Contingent Deferred Sales Charge. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. The Automatic Income Program may change based on your instructions after your third Contract Year. Amounts taken under this Program will count towards the Annual Withdrawal Amount, and if received prior to age 59½, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Please see Appendix Tax for more information regarding the tax consequences associated with your Contract.
Static Asset Allocation Models
This feature allows you to select an asset allocation model of Funds based on several potential factors including your risk tolerance, time horizon, investment objectives, or your preference to invest in certain funds or fund families. Based on these factors, you can select one of several asset allocation models, with each specifying percentage allocations among various Funds available under your Contract. Asset allocation models can be based on generally accepted investment theories that take into account the historic returns of different asset classes (e.g., equities, bonds or cash) over different time periods, or can be based on certain potential investment strategies that could possibly be achieved by investing in particular funds or fund families and are not based on such investment theories. Please see Appendix VI for models that are available to you.
If you choose to participate in one of these asset allocation models, you must invest all of your Premium Payment into one model. You may invest in an asset allocation model through the Dollar Cost Averaging Program where the Fixed Accumulation Feature is the source of the assets to be invested in the asset allocation model you have chosen. You can also participate in these asset allocation models while enrolled in the Automatic Income Program.
You may participate in only one asset allocation model at a time. Asset allocation models cannot be combined with other asset allocation models or with individual sub-account elections. You can switch asset allocation models up to twelve times per year. Your ability to elect or switch into and between asset allocation models may be restricted based on fund abusive trading restrictions.
You may be required to invest in an acceptable asset allocation model as a condition for electing and maintaining certain guaranteed minimum withdrawal benefits. Such requirements and conditions help us limit our risk to an acceptable level so that we can offer the guaranteed minimum withdrawal benefit. They are intended to reduce the risk of investment losses that could require us to use our General Account assets to pay amounts due under the guaranteed minimum withdrawal benefit rider to your Contract.
If we change an asset allocation model required for maintaining a guaranteed minimum withdrawal benefit, the changes will not be applied to your existing Fund allocations. You may be required to elect a new asset allocation model in order to continue to maintain your guaranteed minimum withdrawal benefit. We will give you advance notice of the changes.
Your investments in an asset allocation model will be rebalanced quarterly to reflect the model’s original percentages.
We have no discretionary authority or control over your investment decisions. These asset allocation models are based on then available Funds and do not include the Fixed Accumulation Feature. We make available educational information and materials (e.g., risk tolerance questionnaire, pie charts, graphs, or case studies) that can help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice as to what asset allocation model may be appropriate for you.
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While we will not alter allocation percentages used in any asset allocation model, allocation weightings could be affected by mergers, liquidations, fund substitutions or closures. Individual availability of these models is subject to fund company restrictions. Please refer to What Restrictions Are There on your Ability to Make a Sub-Account Transfer? for more information.
You will not be provided with information regarding periodic updates to the Funds and allocation percentages in the asset allocation models, and we will not reallocate your Account Value based on those updates. Information on updated asset allocation models may be obtained by contacting your Investment Professional. If you wish to update your asset allocation model, you may do so by terminating your existing model and re-enrolling into a new one. Investment alternatives other than these asset allocation models are available that may enable you to invest your Contract Value with similar risk and return characteristics. When considering an asset allocation model for your individual situation, you should consider your other assets, income and investments in addition to this annuity.
Asset Rebalancing
In asset rebalancing, you select a portfolio of Funds, and we will rebalance your assets at the specified frequency to reflect the original allocation percentages you selected. You can choose how much of your Contract Value you want to invest in this program. You can also combine this program with others such as the Automatic Income Program and Dollar Cost Averaging Program (subject to restrictions). You may designate only one set of asset allocation instructions at a time.
Dollar Cost Averaging
We offer two dollar cost averaging programs:
•Fixed Amount DCA
•Earnings/Interest DCA
These programs allow you to earn a fixed rate of interest on investments. These programs are different from the Fixed Accumulation Feature. We determine, in our sole discretion, the interest rates to be credited. These interest rates may vary depending on the Contract you purchased and the date your instructions are received. Please consult your Investment Professional to determine the interest rate for your Program.
Fixed Amount DCA — This feature allows you to regularly transfer (monthly or quarterly) a fixed amount from the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into a different Fund. This program begins approximately 15 days following the next monthly Contract Anniversary from the day the enrollment requested is established unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Earnings/Interest DCA — This feature allows you to regularly transfer (monthly or quarterly) the interest earned from your investment in the Fixed Accumulation Feature (if available based on the form of Contract selected) or any Fund into another Fund. This program begins two business days plus the frequency selected unless you instruct us otherwise. You must make at least three transfers in order to remain in this program.
Other Program Considerations
•You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.
•We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:
•any Fund is merged or substituted into another Fund — then your allocations will be directed to the surviving Fund;
•any Fund is liquidated — then your allocations will be directed to any available money market Fund;
• If we terminate your asset allocation model Program, then your allocations to the Funds in that model will remain invested in those Funds unless we receive instructions from you.
You may always provide us with updated instructions following any of these events.
•Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.
•If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.
•We make available educational information and materials (e.g., pie charts, graphs, or case studies) that can help you select a model portfolio, but we do not recommend models or otherwise provide advice as to what model portfolio may be appropriate for you.
•Asset allocation does not guarantee that your Contract Value will increase nor will it protect against a decline if market prices fall. If you choose to participate in an asset allocation program, you are responsible for determining which model portfolio is best for you. Tools used to assess your risk tolerance may not be accurate and could be useless if your circumstances change over time. Although each model portfolio is intended to maximize returns given various levels of risk tolerance, a model portfolio may not perform as intended. Market, asset class or allocation option class
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performance may differ in the future from historical performance and from the assumptions upon which the model portfolio is based, which could cause a model portfolio to be ineffective or less effective in reducing volatility. A model portfolio may perform better or worse than any single Fund, allocation option or any other combination of Funds or allocation options. In addition, the timing of your investment and automatic rebalancing may affect performance. Quarterly rebalancing and periodic updating of model portfolios can cause their component Funds to incur transactional expenses to raise cash for money flowing out of Funds or to buy securities with money flowing into the Funds. Moreover, large outflows of money from the Funds may increase the expenses attributable to the assets remaining in the Funds. These expenses can adversely affect the performance of the relevant Funds and of the model portfolios. In addition, these inflows and outflows may cause a Fund to hold a large portion of its assets in cash, which could detract from the achievement of the Fund’s investment objective, particularly in periods of rising market prices. For additional information regarding the risks of investing in a particular fund, see that Fund’s prospectus.
•Additional considerations apply for qualified Contracts with respect to Static Asset Allocation Model programs. Neither we, nor any third party service provider, nor any of their respective affiliates, is acting as a fiduciary under The Employee Retirement Income Security Act of 1974, as amended (ERISA) or the Code, in providing any information or other communication contemplated by any Program, including, without limitation, any model portfolios. That information and communications are not intended, and may not serve as a primary basis for your investment decisions with respect to your participation in a Program. Before choosing to participate in a Program, you must determine that you are capable of exercising control and management of the assets of the plan and of making an independent and informed decision concerning your participation in the Program. Also, you are solely responsible for determining whether and to what extent the Program is appropriate for you and the assets contained in the qualified Contract. Qualified Contracts are subject to additional rules regarding participation in these Programs. It is your responsibility to ensure compliance of any recommendation in connection with any model portfolio with governing plan documents.
•These Programs may be adversely affected by Fund trading policies.
Other Information
Assignment — A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.
A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.
Speculative Investing — Do not purchase this Contract if you plan to use it, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
When you purchased this Contract you represented and warranted that you would not use this Contract, or any of its riders, for speculation, arbitrage, viatication or any other type of collective investment scheme.
Contract Modification — The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.
We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.
How Contracts Are Sold — We have entered into a distribution agreement with our affiliate Talcott Resolution Distribution Company, Inc. (“TDC”) under which TDC serves as the principal underwriter for the Contracts. TDC is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the Financial Industry Regulatory Authority (FINRA). The principal business address of TDC is the same as ours.
TDC has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions (“Financial Intermediaries”) for the sale of the Contracts. We pay compensation to TDC for sales of the Contracts by Financial Intermediaries. TDC, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2020. Contracts were sold by individuals who were appointed by us as insurance agents and who were investment professionals of Financial Intermediaries.
We list below types of arrangements that helped to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affected each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.
Financial Intermediaries receive commissions (described below under “Commissions”). Certain selected Financial Intermediaries also receive additional compensation (described below under “Additional Payments”). All or a portion of the payments we make to Financial Intermediaries may be passed on to Investment Professionals according to a Financial Intermediary’s internal compensation practices.
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Affiliated broker-dealers also employed individuals called “wholesalers” in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.
Commissions
Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than one year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.
Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Investment Professional’s compensation. Under certain circumstances, your Investment Professional may be required to return all or a portion of the commissions paid.
Check with your Investment Professional to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Investment Professional (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Investment Professional (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Investment Professional’s (or their Financial Intermediary’s) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.
Additional Payments
Subject to FINRA, Financial Intermediary and insurance rules, we also pay the following types of fees to among other things encourage the sale of this Contract and/or to provide in force Contract Owner support. These additional payments could create an incentive for your investment professional, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others, which may not necessarily be to your benefit. In addition, some Financial Intermediaries may make a profit from fees received for in force Contract Owner support.

Additional Payment Type	What it’s used for
Access	Access to investment professionals and/or Financial Intermediaries such as one-on-one wholesaler visits or attendance at national sales meetings or similar events.
Gifts & Entertainment	Occasional meals and entertainment, tickets to sporting events and other gifts.
Marketing	Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of Financial Intermediary sales contests and/or promotions in which participants (including investment professionals) receive prizes such as travel awards, merchandise and recognition; client generation expenses.
Marketing Expense Allowance	Pay Fund related parties for wholesaler support, training and marketing activities for certain Funds.
In force Contract Owner Support	Support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary’s websites; shareholder services.
Training	Educational (due diligence), sales or training seminars, conferences and programs, sales and service desk training.
Volume	Pay for the overall volume of their sales or the amount of money investing in our products.
During 2020, we made Additional Payments to the following Financial Intermediaries for our entire suite of variable annuities pursuant to contractual arrangements:
LPL Financial Corporation, Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), and UBS Financial Services, Inc. (CDSC only).
Inclusion on this list does not imply that these sums necessarily constitute “special cash compensation” as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.
For the fiscal year ended December 31, 2020, Additional Payments did not in the aggregate exceed approximately $4.3 million or approximately 0.04% of average total individual variable annuity assets.
Legal Proceedings
There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the
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ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company’s results of operations or cash flows in particular quarterly or annual periods.
More Information
You may call your Registered Representative if you have any questions or write or call us at the address below:
Talcott Resolution Life and Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293
1-800-862-6668 (Contract Owners)
1-800-862-7155 (Investment Professionals)
Financial Statements
You can find financial statements for us and the Separate Account in the SAI. To receive a copy of the SAI free of charge, call your investment professional or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.
Cybersecurity and Disruptions to Business Operations
We rely heavily on interconnected computer systems and digital data to conduct our annuity products business. Because our business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions), and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service, attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third-party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your Contract Value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the underlying funds, impact our ability to calculate Accumulation Unit value, cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the underlying funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.
We are also exposed to risks related to natural and man-made disasters, including public health crises (such as COVID-19), terrorist acts, and other severe events that could adversely affect our ability to conduct our business operations. While we have adopted a business continuity plan and taken precautions, we cannot assure you that such events will not result in short- or long-term interruptions to our business operations, particularly if such events affect our computer systems or result in a significant number of our employees becoming unavailable. Interruptions to our business operations may interfere with our ability to effectively administer the Contract, including our ability to process orders and calculate Contract Value. Our third-party service providers and other third-parties related to our business (such as financial intermediaries or, in the case of our variable products, underlying funds) are subject to similar risks, risks of political instability, and disruptions to their business operations may cause interruptions to our own business operations. Even if our employees and the employees of our service providers are able to work remotely, those remote work arrangements could result in our business operations being less efficient than under normal circumstances and could lead to delays in our processing of Contract-related transactions, including orders from Contract owners.
The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown.  The duration and impact of the COVID-19 public health crises on the financial markets, overall economy and our operations are uncertain, as is the efficacy of government and central bank interventions.  Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID-19 public health crises and its impact on financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.
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Table of Contents to Statement of Additional Information

General Information
Safekeeping of Assets
Experts
Services
Non-Participating
Misstatement of Age or Sex
Principal Underwriter
Performance Related Information
Total Return for all Sub-Accounts
Yield for Sub-Accounts
Money Market Sub-Accounts
Additional Materials
Performance Comparisons
Financial Statements
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Appendix Tax
Federal Tax Considerations
A.    Introduction
The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Internal Revenue Code (“Code”), Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See “Nonresident Aliens and Foreign Entities” below regarding annuity purchases by, or payments to, non-U.S. Persons. Pursuant to IRS Circular 230, you are hereby notified of the following: The information contained in this document is not intended to (and cannot) be used by anyone to avoid IRS penalties. This document supports the promotion and marketing of insurance products. You should seek advice based on your particular circumstances from an independent tax advisor. This prospectus is not intended to provide tax, accounting or legal advice. Please consult your tax accountant or attorney prior to finalizing or implementing any tax or legal strategy or for any tax, account or legal advice concerning your situation.
This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.
In addition, although this discussion addresses certain tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements, this discussion is not exhaustive. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.
As used in the following sections addressing “Federal Tax Considerations,” the term “spouse” means the person to whom you are legally married, as determined under federal tax law. This may include opposite or same-sex spouses, but does not include those in domestic partnerships or civil unions which are not recognized as married for federal tax purposes. You are encouraged to consult with an accountant, lawyer or other qualified tax advisor about your own situation. Although some sections below discuss certain tax considerations in connection with contract loans, this is provided as general information only.  Please refer to your contract to determine if your contract contains a loan provision.
The federal, as well as state and local, tax laws and regulations require the Company to report certain transactions with respect to your contract (such as an exchange of or a distribution from the contract) to the Internal Revenue Service and state and local tax authorities, and generally to provide you with a copy of what was reported. This copy is not intended to supplant your own records. It is your responsibility to ensure that what you report to the Internal Revenue Service and other relevant taxing authorities on your income tax returns is accurate based on your books and records. you should review whatever is reported to the taxing authorities by the Company against your own records, and in consultation with your own tax advisor, and should notify the Company if you find any discrepancies in case corrections have to be made.
THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.
B.    Taxation of the Company and the Separate Account
The Separate Account is taxed as part of the Company which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a “regulated investment company” under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate
APP TAX-1

Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.
Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. The Company is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since the Company is the owner of the assets from which the tax benefits are derived.
C.    Taxation of Annuities — General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans
Section 72 of the Code governs the taxation of annuities in general.
1.    Non-Natural Persons as Owners
Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:
•A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),
•A contract acquired by the estate of a decedent by reason of such decedent’s death,
•Certain contracts acquired with respect to tax-qualified retirement arrangements,
•Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or
•A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract’s purchase.
A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.
Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the “holder” in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a “holder.” In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the “holder.” However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.
For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate’s or trust’s adjusted gross income for the taxable year.
2.    Other Contract Owners (Natural Persons).
A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.
The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon exceeding certain income thresholds.
a.    Amounts Received as an Annuity
Contract payments made periodically at regular intervals over a period of more than one full year, such that the total amount payable is determinable from the start (“amounts received as an annuity”) are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the allocable “investment in the contract” to the total amount of the payments to be made after the start of the payments (the “exclusion ratio”) under Section 72 of the Code. Total premium payments less amounts received which were not includable in gross income equal the “investment in the contract.” The start of the payments may be the Annuity Commencement Date, or may be an annuity starting date assigned should any portion less than the full Contract be converted to periodic payments from the Contract (Annuity Payouts).
APP TAX-2

i.When the total of amounts excluded from income by application of the exclusion ratio is equal to the allocated investment in the contract for the Annuity Payout, any additional payments (including surrenders) will be entirely includable in gross income.
ii.To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract”. It is unclear what value should be used in determining the “income on the contract.” We believe that the “income on the contract” does not include some measure of the value of certain future cash-value type benefits, but the IRS could take a contrary position and include such value in determining the “income on the contract”.
iii.Under Section 72(a)(2) of the Code, if any amount is received as an annuity (i.e., as one of a series of periodic payments at regular intervals over more than one full year) for a period of 10 or more years, or during one or more lives, under any portion of an annuity, endowment, or life insurance contract, then that portion of the contract shall be treated as a separate contract with its own annuity starting date (otherwise referred to as a partial annuitization of the contract). This assigned annuity starting date for the new separate contract can be different from the original Annuity Commencement Date for the Contract. Also, for purposes of applying the exclusion ratio for the amounts received under the partial annuitization, the investment in the contract before receiving any such amounts shall be allocated pro rata between the portion of the Contract from which such amounts are received as an annuity and the portion of the Contract from which amounts are not received as an annuity. These provisions apply to payments received in taxable years beginning after December 31, 2010.
b.    Amounts Not Received as an Annuity
i.To the extent that the “cash value” of the Contract (ignoring any surrender charges except on a full surrender) exceeds the “investment in the contract,” such excess constitutes the “income on the contract.”
ii.Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender), which is non-periodic and not part of a partial annuitization, is deemed to come first from any such “income on the contract” and then from “investment in the contract,” and for these purposes such “income on the contract” is computed by reference to the aggregation rule described in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such “income on the contract,” and (2) shall not be includable in gross income to the extent that such amount does exceed any such “income on the contract.” If at the time that any amount is received or deemed received there is no “income on the contract” (e.g., because the gross value of the Contract does not exceed the “investment in the contract,” and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the “investment in the contract.”
iii.Generally, non-periodic amounts received or deemed received after the Annuity Commencement Date (or after the assigned annuity starting date for a partial annuitization) are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining “investment in the contract” shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph 2.c. may apply).
iv.The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a.
v.In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.a. This transfer rule does not apply, however, to certain transfers of property between Spouses or incident to divorce.
vi.In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph 2.b. and the previous subparagraph 2.
c.    Aggregation of Two or More Annuity Contracts.
Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to
APP TAX-3

prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.
d.    10% Penalty Tax — Applicable to Certain Withdrawals and Annuity Payments.
i.If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.
ii.The 10% penalty tax will not apply to the following distributions:
1.Distributions made on or after the date the recipient has attained the age of 59½.
2.Distributions made on or after the death of the holder or, where the holder is not an individual, the death of the primary annuitant.
3.Distributions attributable to a recipient becoming disabled.
4.A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient’s designated Beneficiary).
5.Distributions made under certain annuities issued in connection with structured settlement agreements.
6.Distributions of amounts which are allocable to the “investment in the contract” prior to August 14, 1982 (see next subparagraph e.).
7.Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.
If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
e.    Special Provisions Affecting Contracts Obtained Through a Tax-Free Exchange of Other Annuity or Life Insurance Contracts Purchased Prior to August 14, 1982.
If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come (1) first from the amount of the “investment in the contract” prior to August 14, 1982 (“pre-8/14/82 investment”) carried over from the prior Contract, (2) then from the portion of the “income on the contract” (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining “income on the contract” and (4) last from the remaining “investment in the contract.” As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the “income on the contract” attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.
f.    Required Distributions
i.Death of Contract Owner or Primary Annuitant
Subject to the alternative election or Spouse beneficiary provisions in ii or iii below:
1.If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;
2.If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and
3.If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.
ii.Alternative Election to Satisfy Distribution Requirements
If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner’s death.
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iii.Spouse Beneficiary
If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her Spouse, and the Annuitant or Contingent Annuitant is living, such Spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This Spousal Contract continuation shall apply only once for this Contract.
iv.Civil Union or Domestic Partner
Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary is the surviving civil union or domestic partner of the Contract Owner, rather than the spouse of the Contract Owner, then such designated beneficiary is not permitted to continue the Contract as the succeeding Contract Owner. A designated beneficiary who is a same sex spouse will be permitted to continue the Contract as the succeeding Contract Owner.
g.    Addition of Rider or Material Change.
The addition of a rider to the Contract, or a material change in the Contract’s provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.
h.    Partial Exchanges.
The owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). The IRS in Revenue Procedure 2011-38, indicated that a partial exchange made on or after October 24, 2011 will be treated as a tax-free exchange under Code Section 1035 if there is no distribution from or surrender of, either contract involved in the exchange within 180 days of such exchange. Amounts received as annuity payments for a period of at least 10 years on one or more lives will not be treated as distributions for this purpose. If a transfer does not meet the 180-day test, the IRS will apply general tax rules to determine the substance and treatment of the transfer.
We advise you to consult with a qualified tax adviser as to the potential tax consequences before attempting any partial exchanges.
3.    Diversification Requirements.
The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or Fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.
The Treasury Department’s diversification regulations under Code Section 817(h) require, among other things, that:
•no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,
•no more than 70% is represented by any two investments,
•no more than 80% is represented by any three investments and
•no more than 90% is represented by any four investments.
In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.
A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to make adjustments or pay such amounts as may be required by the IRS for the period during which the diversification requirements were not met.
Fund shares may also be sold to tax-qualified plans pursuant to an exemptive order and applicable tax laws. If Fund shares are sold to non-qualified plans, or to tax-qualified plans that later lose their tax-qualified status, the affected Funds may fail the diversification requirements of Code Section 817(h), which could have adverse tax consequences for Contract Owners with premiums allocated to affected Funds. In order to prevent a Fund diversification failure from such an occurrence, the Company obtained a private letter ruling (“PLR”) from the IRS. As long as the Funds comply with certain terms and conditions contained in the PLR, Fund diversification will not be prevented if purported tax-qualified plans invest in the Funds. The Company and the Funds will monitor the Funds’ compliance with the terms and conditions contained in the PLR.
4.    Tax Ownership of the Assets in the Separate Account.
In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the “owner” of separate account assets
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for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the “tax owner” of certain separate account assets, income and gain from such assets would be includable in the variable contract owner’s gross income. The Treasury Department indicated in 1986 that it would provide guidance on the extent to which contract owners may direct their investments to particular Sub-Accounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.
Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, indicates that, where interests in a partnership offered in an insurer’s separate account are not available exclusively through the purchase of a variable insurance contract (e.g., where such interests can be purchased directly by the general public or others without going through such a variable contract), such “public availability” means that such interests should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such interests directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer’s variable contracts or by other permitted entities.
Rev. Rul. 2003-91 indicates that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the Fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, although the owner of a Contract has more than 20 fund choices, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.
D.    Federal Income Tax Withholding
The portion of an amount received under a Contract that is taxable gross income to the Payee is also subject to federal income tax withholding, pursuant to Code Section 3405, which requires the following:
1.Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld (“election out”). We will provide such an “election out” form at the time such a distribution is requested. If the necessary “election out” form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.
2.Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the Payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary “election out” forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.
Generally no “election out” is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any “election out” (or any amount of tax actually withheld) on an amount received from a Contract, the Payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A Payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the Payee’s total tax liability.
E.    General Provisions Affecting Qualified Retirement Plans
The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to the section entitled “Information Regarding Tax-Qualified Retirement Plans” for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.
F.    Nonresident Aliens and Foreign Entities
The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. persons (such as U.S. citizens or U.S. resident aliens). Purchasers (and payees such as a purchaser’s beneficiary) that are not U.S. persons (such as a Nonresident Alien) will generally be subject to U.S. federal income tax and withholding on taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required information and IRS tax forms (such as IRS Form W-8BEN) are submitted to us. If withholding tax applies, we are generally required to withhold tax at a 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. Foreign entities (such as foreign
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corporations, foreign partnerships, or foreign trusts) must provide the appropriate IRS tax forms (such as IRS Form W-8BEN-E or other appropriate Form W-8). If required by law, we may withhold 30% from any taxable payment in accordance with applicable requirements such as The Foreign Account Tax Compliance Act (FATCA) and applicable regulations. An updated Form W-8 is generally required to be submitted every three years. Purchasers may also be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser’s country of citizenship or residence.
G.    Estate, Gift and Generation-Skipping Tax and Related Tax Considerations
Any amount payable upon a Contract Owner’s death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner’s estate for federal estate tax purposes. Similarly, prior to the Contract Owner’s death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-Spouse beneficiary who either is (1) 37½ or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendant) of a Contract Owner may have federal generation-skipping-transfer (“GST”) tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code Section 691(c) or Section 1015(d). In addition, as indicated above in “Distributions Prior to the Annuity Commencement Date,” the transfer of a Contract for less than adequate consideration during the Contract Owner’s lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner’s gross income, this same income amount could produce a corresponding increase in such Contract Owner’s tax basis for such Contract that is carried over to the transferee’s tax basis for such Contract under Code Section 72(e)(4)(C)(iii) and Section 1015.
H.    Tax Disclosure Obligations
In some instances certain transactions must be disclosed to the IRS or penalties could apply. See, for example, IRS Notice 2009-59. The Code also requires certain “material advisers” to maintain a list of persons participating in such “reportable transactions,” which list must be furnished to the IRS upon request. It is possible that such disclosures could be required by us, the Owner(s) or other persons involved in transactions involving annuity contracts. It is the responsibility of each party, in consultation with their tax and legal advisers, to determine whether the particular facts and circumstances warrant such disclosures.
Information Regarding Tax-Qualified Retirement Plans
IMPORTANT INFORMATION REGARDING 2020 REQUIRED MINIMUM DISTRIBUTIONS:  On March 27, 2020 The Coronavirus Aid Relief and Economic Security (CARES) Act (the “Act”) became law.  The Act suspends, for 2020, Required Minimum Distribution (“RMD”) rules for most tax qualified retirement plans.  A more detailed discussion of the general RMD rules can be found below, but those rules are generally suspended for 2020.  The act also suspends RMDs for beneficiaries in 2020.
If you are enrolled in the automatic RMD program, we will continue to calculate your RMD for 2020 and will make that payment to you, unless you instruct us to do otherwise.
We recommend that you discuss the Act and your options with your investment advisor or tax professional.
This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.
The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a “Qualified Plan” or “Plan”). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.
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The following is only a general discussion about types of Qualified Plans for which the Contracts may be available. We are not the plan administrator for any Qualified Plan. The plan administrator or custodian, whichever is applicable, (but not us) is responsible for all Plan administrative duties including, but not limited to, notification of distribution options, disbursement of Plan benefits, handling any processing and administration of Qualified Plan loans, compliance with regulatory requirements and federal and state tax reporting of income/distributions from the Plan to Plan participants and, if applicable, beneficiaries of Plan participants and IRA contributions from Plan participants. Our administrative duties are limited to administration of the Contract and any disbursements of any Contract benefits to the Owner, annuitant or beneficiary of the Contract, as applicable. Our tax reporting responsibility is limited to federal and state tax reporting of income/distributions to the applicable payee and IRA contributions from the Owner of a Contract, as recorded on our books and records. If you are purchasing a Contract through a Qualified Plan, you should consult with your Plan administrator and/or a qualified tax adviser. You also should consult with a qualified tax adviser and/or Plan administrator before you withdraw any portion of your Contract Value.
The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.
We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.
1.    Individual Retirement Annuities (“IRAs”).
In addition to “traditional” IRAs governed by Code Sections 408(a) and (b) (“Traditional IRAs”), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) may elect to provide for a separate account or annuity contract that accepts after-tax employee contributions and is treated as a “Deemed IRA” under Code Section 408(q), which is generally subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.
a.    Traditional IRAs
Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to take required minimum distributions (“RMDs”), as described below, may result in imposition of a 50% additional tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59½ or dies is subject to a 10% additional tax on premature distributions, unless a special exception applies. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.
You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20% may apply to any eligible rollover distribution from certain types of Qualified Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse “designated beneficiary” of a deceased Plan participant may make a tax-free “direct rollover” (in the form of a direct transfer between Plan fiduciaries, as described below in “Rollover Distributions”) from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an “inherited IRA” that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant).
IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract’s cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA’s cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
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b.    SEP IRAs
Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension (“SEP”) or a SEP IRA. A SEP IRA can have employer contributions, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
c.    SIMPLE IRAs
The Savings Incentive Match Plan for Employees of small employers (“SIMPLE Plan”) is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees (“SIMPLE IRAs”). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% additional tax for failure to make a full RMD, and to the 10% additional tax on premature distributions, as described below. In addition, the 10% additional tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.
If we do not serve as the Designated Financial Institution for your employer’s SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.
d.    Roth IRAs
Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner’s lifetime. Generally, however, upon the Owner’s death the amount remaining in a Roth IRA must be distributed in accordance with rules similar to those of a Traditional IRA. Prior to January 1, 2018, the Owner of a Traditional IRA or other qualified plan assets could recharacterize a Traditional IRA into a Roth IRA under certain circumstances. Effective January 1, 2018, a Traditional IRA or other qualified plan cannot be recharacterized as a Roth IRA. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. After 2007, distributions from eligible Qualified Plans can be “rolled over” directly (subject to tax) into a Roth IRA under certain circumstances. Anyone considering the purchase of a Qualified Contract as a Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification.
2.    Qualified Pension or Profit-Sharing Plan or Section 401(k) Plan
Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of “incidental” death benefits, and the time when RMDs must commence. In addition, a Plan’s provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.
In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified
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Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.
3.    Tax Sheltered Annuity under Section 403(b) (“TSA”)
Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code Section 501(c)(3) to purchase a “tax-sheltered annuity” (“TSA”) contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee’s gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee’s “includable compensation” for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.
A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:
a.after the employee reaches age 59½;
b.upon the employee’s separation from service;
c.upon the employee’s death or disability;
d.in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or
e.as a qualified reservist distribution upon certain calls to active duty.
An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.
Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract’s tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract’s tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits “incidental” to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. § 1.403(b)-8(c)(2).
Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. § 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant’s or beneficiary’s accumulated benefit immediately before such exchange (taking into account such participant’s or beneficiary’s accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant’s employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. In addition, the same Regulation provides corresponding rules for a transfer from one TSA to another TSA under a different TSA Plan (e.g., for a different eligible employer). We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.
4.    Deferred Compensation Plans under Section 457 (“Section 457 Plans”)
Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code Section 457. For these purposes, a “governmental employer” is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred
APP TAX-10

Compensation Plan that meets the requirements of Code Section 457(b) is called an “Eligible Deferred Compensation Plan” or “Section 457(b) Plan.” Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant’s includible compensation or (2) the applicable dollar amount ($19,500 for 2021). The Plan may provide for additional “catch-up” contributions . In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70½, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).
Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. However, where the trust requirement does not apply, amounts held under a Section 457 Plan must remain subject to the claims of the employer’s general creditors under Code Section 457(b)(6).
5.    Taxation of Amounts Received from Qualified Plans
Except under certain circumstances in the case of Roth IRAs or Roth accounts in certain Qualified Plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other “investment in the contract.” For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of “investment in the contract” are generally the same as for Non-Qualified Contracts, as described above.
For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the “investment in the contract,” based on the ratio of the “investment in the contract” over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.
In addition, additional taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.
6.    Additional Taxes for Qualified Plans
Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal additional taxes not just on premature distributions, but also on excess contributions and failures to take required minimum distributions (“RMDs”). Additional taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The additional taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.
a.    Additional Taxes on Premature Distributions
Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59½. However, this 10% additional tax does not apply to a distribution that is either:
(i)made to a beneficiary (or to the employee’s estate) on or after the employee’s death;
(ii)attributable to the employee’s becoming disabled under Code Section 72(m)(7);
(iii)part of a series of substantially equal periodic payments (not less frequently than annually - “SEPPs”) made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary (“SEPP Exception”), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;
(iv)(except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);
(v)(except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);
(vi)not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year;
APP TAX-11

(vii)certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty;
(viii) for the birth or adoption of a child under Code Section 72(t)(2)(H);
(ix) made an account of an IRS levy on the Qualified Plan under Code Section 72(t)(2)(A)(vii); or
(x) made as a “direct rollover” or other timely rollover to an Eligible Retirement Plan, as described below.
In addition, the 10% additional tax does not apply to a distribution from an IRA that is either:
(xi) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions in Code Section 72(t)(2)(D) are met;
(xii) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or
(xiii) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).
If the taxpayer avoids this 10% additional tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death, disability or a method change allowed by Rev. Rul. 2002-62), the 10% additional tax will be applied retroactively to all the prior periodic payments (i.e., additional tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59½ and (b) 5 years have elapsed since the first of these periodic payments.
For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual’s employer under a SIMPLE Plan, the 10% additional tax rate is increased to 25%.
b.    RMDs and 50% Additional Tax
If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution (“RMD”) for the year, the participant is subject to a 50% additional tax on the amount that has not been timely distributed.
An individual’s interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of:
(i)the calendar year in which the individual attains:
(a) Age 70½ for participants born before July 1, 1949
(b) Age 72 for participants born on or after July 1, 1949, or
(ii)Except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.
The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over the life of such employee or over the lives of such employee and a designated beneficiary (as specified in the Code) or over a period not extending beyond the life expectancy of such employee or the life expectancy of such employee and a designated beneficiary.
Different rules apply to beneficiaries if an individual died prior to 2020 or in 2020 and subsequent years.
(i)    Individuals who died prior to 2020
(a)    If an individual dies before reaching the Required Beginning Date, the individual’s entire interest generally must be distributed within 5 years after the individual’s death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 70½.
(b)    If an individual dies after RMDs have begun for such individual, any remainder of the individual’s interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual’s death.
(ii)    Individuals who die in 2020 and subsequent years
(a)    For eligible designated beneficiaries as defined in Code Section 401(a)(9)(E)(ii), the RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual’s death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If the individual’s surviving spouse is the sole designated beneficiary, distributions may be delayed until the deceased individual would have attained age 72.
(b)    For all other beneficiaries the individual’s entire interest generally must be distributed by the end of the calendar year containing the tenth anniversary of the individual’s death.
The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a
APP TAX-12

Traditional or Roth IRA dies and the Owner’s surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.
The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.
In addition, in computing any RMD amount based on a contract’s account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified Contract to be increased each year, and expose such additional RMD amount to the 50% additional tax for RMDs if such additional RMD amount is not timely distributed.
7.    Tax Withholding for Qualified Plans
Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any “elections out” and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an “eligible rollover distribution” from a Qualified Plan (described below in “Rollover Distributions”). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the “eligible rollover distribution,” to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in “Rollover Distributions”). Payees cannot elect out of this mandatory 20% withholding in the case of such an “eligible rollover distribution.”
Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.
Regardless of any “election out” (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under-estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee’s total tax liability.
8.    Rollover Distributions
The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan fiduciaries (a “direct transfer” or a “direct rollover”) or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a “60-day rollover”), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.
For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a “direct transfer” between the same kinds of Plan is generally not treated as any form of “distribution” out of such a Plan for federal income tax purposes.
By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a “distribution” out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a “direct rollover” (made directly to another Plan fiduciary) or as a “60-day rollover.” The tax restrictions and other rules for a “direct rollover” and a “60-day rollover” are similar in many ways, but if any “eligible rollover distribution” made from certain types of Qualified Plan is not transferred directly to another Plan fiduciary by a “direct rollover,” then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a “60-day rollover” by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a “60-day rollover”, the missing amount that is not rolled over remains subject to normal income tax plus any applicable additional tax.
Under Code Sections 402(f)(2)(A) and 3405(c)(3) an “eligible rollover distribution” (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a “direct rollover”) is generally any distribution to an employee of any portion (or all) of the balance to the employee’s credit in any of the following types of “Eligible Retirement Plan”: (1) a Qualified Plan under Code Section 401(a) (“Qualified 401(a) Plan”), (2) a qualified annuity plan under Code Section 403(a) (“Qualified Annuity Plan”), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an “eligible rollover distribution” does not include any distribution that is either -
a.an RMD amount;
APP TAX-13

b.one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or
c.any distribution made upon hardship of the employee.
Before making an “eligible rollover distribution,” a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the “direct rollover” and “60-day rollover” rules and the distribution’s exposure to the 20% mandatory withholding if it is not made by “direct rollover.” Generally, under Code Sections 402(c), 403(b)(8) and 457 (e)(16), a “direct rollover” or a “60-day rollover” of an “eligible rollover distribution” can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an “eligible rollover distribution” that can qualify for a tax-free “60-day rollover” is limited to the amount that otherwise would be includable in gross income. By contrast, a “direct rollover” of an “eligible rollover distribution” can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution additional tax applicable to distributions from such a “predecessor” Qualified Plan.
Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free “direct rollover” or “60-day rollover” can be made between a “NonRoth IRA” (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a “conversion” of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free “direct rollover” or “60-day rollover” can be made between an “inherited IRA” (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a “direct rollover” or a “60-day rollover” to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a “direct rollover” or a “60-day rollover” to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such “direct rollover.” Similar rules apply to a “direct rollover” or a “60-day rollover” of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer’s SIMPLE Plan is generally disqualified (and subject to the 25% additional tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a “direct rollover” or a “60-day rollover” to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).
Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a non-spouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS.
APP TAX-14

Appendix I — The Funds
The following tables describe the investment options available by contract, including the Fund name, share class, fund objectives and the investment adviser and sub-adviser of each Fund. For additional information on each Fund, please refer to the Fund’s Prospectus.

1.	Leaders Outlook Series I/IR	APP I-2
2.	Leaders Elite Outlook Series I/IR	APP I-5
3.	Leaders Solution Outlook Series I/IR	APP I-8

APP I-1

1. Leaders Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series I	Seeks long-term capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Main Street Mid Cap Fund - Series I (formerly Invesco V.I. Mid Cap Core Equity Fund)	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Discovery Mid Cap Growth Fund - Series I (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Washington Mutual Investors Fund - Class 2 (formerly American Funds Blue Chip Income and Growth Fund)	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds The Bond Fund of America - Class 2 (formerly American Funds Bond Fund)	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments	Capital Research and Management Company
American Funds Capital World Growth and Income Fund - Class 2 (formerly American Funds Global Growth and Income Fund)	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
APP I-2

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin DynaTech VIP Fund - Class 2 (formerly Franklin Flex Cap Growth VIP Fund)	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Research Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Total Return Bond Series - Initial Class	Seeks total return with an emphasis on current income, but also considering capital appreciation	Massachusetts Financial Services Company
MFS® Total Return Series - Initial Class	Seeks total return	Massachusetts Financial Services Company
APP I-3

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Value Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	Massachusetts Financial Services Company
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Research International Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-4

2. Leaders Elite Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series I	Seeks long-term capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Main Street Mid Cap Fund - Series I (formerly Invesco V.I. Mid Cap Core Equity Fund)	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Discovery Mid Cap Growth Fund - Series I (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Washington Mutual Investors Fund - Class 2 (formerly American Funds Blue Chip Income and Growth Fund)	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds The Bond Fund of America - Class 2 (formerly American Funds Bond Fund)	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments	Capital Research and Management Company
American Funds Capital World Growth and Income Fund - Class 2 (formerly American Funds Global Growth and Income Fund)	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
APP I-5

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Total Return Series - Initial Class	Seeks total return	Massachusetts Financial Services Company
MFS® Value Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	Massachusetts Financial Services Company
APP I-6

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
The Prudential Series Fund
PSF PGIM Jennison Focused Blend Portfolio - Class II (formerly Jennison 20/20 Focus Portfolio)	Seeks long-term growth of capital	PGIM Investments LLC, Sub-advised by Jennison Associates LLC
PSF PGIM Jennison Growth Portfolio - Class II (formerly Jennison Portfolio)	Seeks long-term growth of capital	PGIM Investments LLC, Sub-advised by Jennison Associates LLC
PSF International Growth Portfolio - Class II (formerly SP International Growth Portfolio)	Seeks long-term growth of capital	PGIM Investments LLC, Sub-advised by William Blair Investment Management LLC, Neuberger Berman Investment Advisors LLC and Jennison Associates LLC
PSF PGIM Jennison Value Portfolio - Class II (formerly Value Portfolio)	Seeks capital appreciation	PGIM Investments LLC, Sub-advised by Jennison Associates LLC

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-7

3. Leaders Solution Outlook I/IR:

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
Fixed Accumulation Feature*	Preservation of capital	General Account
AIM Variable Insurance Funds
Invesco V.I. American Franchise Fund - Series I	Seeks capital growth	Invesco Advisers, Inc.
Invesco V.I. American Value Fund - Series I	Seeks long-term capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Core Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Government Securities Fund - Series I	Seeks total return, comprised of current income and capital appreciation	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Main Street Mid Cap Fund - Series I (formerly Invesco V.I. Mid Cap Core Equity Fund)	Seeks long-term growth of capital	Invesco Advisers, Inc.
Invesco V.I. Discovery Mid Cap Growth Fund - Series I (formerly Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund)	Seeks capital appreciation	Invesco Advisers, Inc.
Invesco V.I. Government Money Market Fund - Series I**	Seeks to provide current income consistent with preservation of capital and liquidity	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund - Series I	Seeks long-term growth of capital	Invesco Advisers, Inc.
American Funds Insurance Series
American Funds Asset Allocation Fund - Class 2	Seeks to provide high total return (including income and capital gains), consistent with the preservation of capital over the long term	Capital Research and Management Company
American Funds Washington Mutual Investors Fund - Class 2 (formerly American Funds Blue Chip Income and Growth Fund)	Seeks to produce income and to provide an opportunity for growth of principal consistent with sound common stock investing	Capital Research and Management Company
American Funds The Bond Fund of America - Class 2 (formerly American Funds Bond Fund)	Seeks to provide as high a level of current income as is consistent with the preservation of capital	Capital Research and Management Company
American Funds Capital World Bond Fund - Class 2	Seeks to provide, over the long term, a high level of total return consistent with prudent investment management. Total return comprises the income generated by the fund and the changes in the market value of the fund's investments	Capital Research and Management Company
American Funds Capital World Growth and Income Fund - Class 2 (formerly American Funds Global Growth and Income Fund)	Seeks to provide long-term growth of capital while providing current income	Capital Research and Management Company
American Funds Global Growth Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Global Small Capitalization Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
American Funds Growth Fund - Class 2	Seeks to provide growth of capital	Capital Research and Management Company
American Funds Growth-Income Fund - Class 2	Seeks to achieve long-term growth of capital and income	Capital Research and Management Company
American Funds International Fund - Class 2	Seeks to provide long-term growth of capital	Capital Research and Management Company
APP I-8

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
American Funds New World Fund - Class 2	Seeks to provide long-term capital appreciation	Capital Research and Management Company
BlackRock Variable Series Funds, Inc.
BlackRock Large Cap Focus Growth V.I. Fund - Class I	Seeks long-term capital growth	BlackRock Advisors, LLC
Franklin Templeton Variable Insurance Products Trust
Franklin Global Real Estate VIP Fund - Class 2†	Seeks high total return	Franklin Templeton Institutional, LLC
Franklin Income VIP Fund - Class 2	Seeks to maximize income while maintaining prospects for capital appreciation	Franklin Advisers, Inc., Sub-advised by Templeton Investment Counsel, LLC
Franklin Large Cap Growth VIP Fund - Class 2	Seeks capital appreciation	Franklin Advisers, Inc.
Franklin Mutual Global Discovery VIP Fund - Class 2	Seeks capital appreciation	Franklin Mutual Advisers, LLC, Sub-advised by Franklin Templeton Investment Management Limited
Franklin Mutual Shares VIP Fund - Class 2	Seeks capital appreciation, with income as a secondary goal	Franklin Mutual Advisers, LLC
Franklin Rising Dividends VIP Fund - Class 2	Seeks long-term capital appreciation, with preservation of capital as an important consideration	Franklin Advisers, Inc.
Franklin Small Cap Value VIP Fund - Class 2	Seeks long-term total return	Franklin Mutual Advisers, LLC
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Seeks long-term capital growth	Franklin Advisers, Inc.
Franklin Strategic Income VIP Fund - Class 1	Seeks a high level of current income, with capital appreciation over the long term as a secondary goal	Franklin Advisers, Inc.
Templeton Developing Markets VIP Fund - Class 1	Seeks long-term capital appreciation	Templeton Asset Management Ltd.
Templeton Foreign VIP Fund - Class 2	Seeks long-term capital growth	Templeton Investment Counsel, LLC
Templeton Growth VIP Fund - Class 2	Seeks long-term capital growth	Templeton Global Advisors Limited
Hartford Series Fund, Inc.
Hartford Ultrashort Bond HLS Fund - Class IA	Seeks total return and income consistent with preserving capital and maintaining liquidity	Hartford Funds Management Company, LLC, Sub-advised by Wellington Management Company LLP
MFS® Variable Insurance Trust
MFS® Global Equity Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Investors Trust Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Mid Cap Growth Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® New Discovery Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Total Return Series - Initial Class	Seeks total return	Massachusetts Financial Services Company
MFS® Value Series - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® Variable Insurance Trust II
APP I-9

Funding Option	Investment Objective Summary	Investment Adviser/Sub-Adviser
MFS® Core Equity Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company
MFS® High Yield Portfolio - Initial Class	Seeks total return with an emphasis on high current income, but also considering capital appreciation	Massachusetts Financial Services Company
MFS® Massachusetts Investors Growth Stock Portfolio - Initial Class	Seeks capital appreciation	Massachusetts Financial Services Company

*	The Fixed Accumulation Feature is not a Sub-Account and the Company does not provide investment advice in connection with this feature.
**	In a low interest rate environment, yields for money market funds, after deduction of Contract charges, may be negative even though the fund’s yield, before deducting for such charges, is positive. If you allocate a portion of your Contact value to a money market Sub-Account or participate in an Asset Allocation Program where Contact value is allocated to a money market Sub-Account, that portion of the value of your Contract value may decrease in value.
†	Closed to new and subsequent Premium Payments and transfers of Contract Value.

APP I-10

Appendix II — Death Benefit — Examples
Example 1:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $95,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $102,000.
Example 2:
Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000. Then your Contract Value on due proof of death is $102,000.
Your Maximum death benefit payable is the greatest of Total Premium Payments (adjusted for partial surrenders), Maximum Anniversary Value and Contract Value on due proof of death is $105,000.
Example 3:
Your Contract does not have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000. Your Maximum Anniversary Value is reduced by the amount of the partial surrender and is $85,000.
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $85,000.
Example 4:
Your Contract does have the 2002 Amendatory rider. Assume you make a Premium Payment of $90,000. Assume your Maximum Anniversary Value is $105,000 on the second anniversary. During the third contract year you take a partial Surrender of $20,000. The Contract Value prior to the partial Surrender is $100,000.
Your Total Premium Payment is reduced by the amount of the partial surrender and is $70,000.
Due to the 2002 Amendatory Rider the Maximum Anniversary Value is adjusted proportionally for the partial surrender. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Maximum Anniversary Value prior to the Surrender. To determine the new Maximum Anniversary Value, that total is then subtracted from the Maximum Anniversary Value prior to the Surrender.

$20,000	partial Surrender divided by
$100,000	Contract Value prior to Surrender equals
.2	multiplied by
$105,000	Maximum Anniversary Value for a total of
$21,000	to be deducted from the Interest Accumulation Value equals
$84,000	the new Maximum Anniversary Value
You die prior to the third anniversary and your Contract Value on due proof of death is $82,000.
Your Maximum death benefit payable is the greatest of Total Premium Payouts (adjusted for withdrawals), Maximum Anniversary Value and Contract Value on due proof of death is $84,000.
Example 5
You elected the Optional Death Benefit rider
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $108,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.
APP II-1

$10,000	partial Surrender divided by
$108,000	Contract Value prior to Surrender equals
0.09259	multiplied by
$105,000	Interest Accumulation Value for a total of
$9,722	to be deducted from the Interest Accumulation Value equals
$95,278	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $108,000 minus $10,000 which equals $98,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $98,000.
Example 6
You have elected the Optional Death Benefit
Your Contract does not have the 2002 Amendatory rider. Assume that you make a Premium Payment of $100,000. On the first Contract Anniversary assume your Contract Value is $92,000.00. The Interest Accumulation Value is $105,000 or 5% accumulation on the $100,000 Premium Payment.

$100,000	Premium Payment
$5,000	Interest of 5%
$105,000	Interest Accumulation Value
If you request a partial Surrender of $10,000 the next day, your Interest Accumulation Value will change. The adjustment for the partial Surrender is determined by dividing the partial Surrender amount by the Contract Value prior to the Surrender and multiplying that amount by the Interest Accumulation Value prior to the Surrender. To determine the new Interest Accumulation Value, that total is then subtracted from the Interest Accumulation Value prior to the Surrender.

$10,000	partial Surrender divided by
$92,000	Contract Value prior to Surrender equals
0.10870	multiplied by
$105,000	Interest Accumulation Value for a total of
$11,413	to be deducted from the Interest Accumulation Value equals
$93,587	the new Interest Accumulation Value
The adjusted Maximum Anniversary Value $92,000 minus $10,000 which equals $82,000.
The adjusted Total Premium Payments is $100,000 minus $10,000 which equals $90,000.
Your maximum death benefit is $93,587.
APP II-2

Appendix III — Principal First — Examples
Example 1: Assume you select this rider when you purchase your Contract and your initial Premium Payment is $100,000.
• Your Benefit Amount is $100,000, which is your initial Premium Payment.
• Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.
Example 2: If you make an additional Premium Payment of $50,000, then
• Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).
• Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).
Example 3: Assume the same facts as Example 1. If you take the maximum Benefit Payment before the end of the first Contract Year, then
• Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).
• Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).
Example 4: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
• First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your “New Contract Value.”
• Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.
Example 5: Assume the same facts as Example 1. If you Surrender $60,000, and your Contract Value is $150,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
• First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your “New Contract Value.”
• Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your “New Benefit Amount.”
Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.
Example 6: Assume the same facts as Example 1. If you Surrender $50,000, and your Contract Value is $80,000 at the time of the Surrender, then
We recalculate your Benefit Amount by comparing the results of two calculations:
• First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your “New Contract Value.”
• Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your “New Benefit Amount.”
Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your “New Benefit Amount” becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.
We recalculate the Benefit Payment by comparing the “old” Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.
Example 7: If you elect to “step up” this rider after the 5th year, assuming you have made no withdrawals, and your Contract Value at the time of step up is $200,000, then
• We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.
• Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.
APP III-1

Appendix IV — ACD Deferral Option — Examples
This example is intended to help you compare the total and taxable amounts of annuity payments if you annuitize your contract on its Annuity Commencement Date to the total and taxable amounts of annuity payments if you elect the Deferral Option and either die at age 100 under circumstances which trigger payment of a Death Benefit or annuitize your contract on the Annuitant’s 100th birthday.
This example should not be considered to be a representation of the actual total or taxable amounts nor a representation of the tax consequences of receipt of those total or taxable amounts. The consequences of receipt of those total and taxable amounts depend on many factors outside the scope of this example.
This example assumes that on the Annuity Commencement Date:
The annuitant is age 90.
Your Contract Value is $250,000.
Your investment (tax basis) in your Contract is $175,000.
Your Contract is non-Qualified.
The amounts shown in this example will vary depending on the annuitization option chosen and whether you elect variable payouts, fixed payouts or a combination of variable and fixed payouts. In addition, the exclusion ratio depends on factors including your investment into the Contract, the Contract Value and the length of time that annuity payments will continue. For Payout Options which include a Life Annuity, the exclusion ratio may also depend on your life expectancy at the time annuity payments begin.
As you consider this example, please note that to make a direct comparison between the total and taxable amounts received through annuitization at the original Annuity Commencement Date (age 90) and received at the Deferred Annuity Commencement Date, you must calculate the results of investment of the amount received at age 90 for the ten-year period until age 100. Factors to consider in this calculation include:
•Your assumed net rate of return for this period;
•The amount that you would pay in taxes related to this amount; and
•Potential changes in laws including tax laws that may affect your investment and taxes.
Total and taxable amounts if you choose to annuitize your Contract on your Annuity Commencement Date:
To calculate the total and taxable amounts, this example assumes:
You elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option.
Your annual payment is equal to $29,637. Based on these assumptions:
Your exclusion ratio is 0.5905 ($175,000 divided by ($29,637 times 10)).
The annual excludable amount is $17,500 ($29,637 times 0.5905). The annual taxable amount is $12,137.
After 10 years, you will receive total payments of $296,370 of which $121,370 is taxable.
Total and taxable amounts if you elect the Annuity Commencement Date Deferral Option and defer your Annuity Commencement Date to age 100:
This example assumes:
Your Contract has a 4% annual growth, net of fees, compounded annually, for the next ten years.
Based on this assumption, your Contract Value at age 100 is $370,061.
If you die at age 100 and a Death Benefit is payable:
Your beneficiary receives the $370,061 Contract Value as a Death Benefit in one lump sum.
$195,061 ($370,061 minus $175,000) of the amount is taxable to the beneficiary.
If you annuitize at age 100 and elect the ten year Payments for a Period Certain, Fixed Dollar Amount Annuity Payout Option:
This example assumes:
Your annual payment is equal to $43,870.
Based on this assumption:
Your exclusion ratio will be 0.3989 ($175,000 divided by ($43,870 times 10)).
Your annual excludable amount is $17,500 ($43,870 times 0.3989).
Your annual taxable amount is $26,370.
After 10 years, you will receive total payments of $438,700, of which $263,700 is taxable.

APP IV-1

Appendix V — Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in the SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. Tables showing all classes of Accumulation Unit Values are shown in the SAI, which you may obtain free of charge by contacting us at 1-800-862.6668.

REST OF PAGE INTENTIONALLY LEFT BLANK
APP V- 1

Talcott Resolution Life and Annuity Insurance Company

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.918	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200
Accumulation Unit Value at end of period	$28.655	$25.918	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	3,242	3,604	4,065	4,390	5,293	6,750	7,965	11,799	13,618
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.100	$20.444	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551
Accumulation Unit Value at end of period	$26.354	$24.100	$20.444	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	22	24	28	22	26	13	8	6
American Funds Insurance Series® Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.315	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042
Accumulation Unit Value at end of period	$2.474	$2.315	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015
Number of Accumulation Units outstanding at end of period (in thousands)	17,847	18,919	4,234	4,955	5,734	6,609	8,427	9,426	13,086	15,827
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.325	$23.999	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076
Accumulation Unit Value at end of period	$29.935	$28.325	$23.999	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	7	7	11	10	6
American Funds Insurance Series® Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.984	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920
Accumulation Unit Value at end of period	$17.245	$15.984	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521
Number of Accumulation Units outstanding at end of period (in thousands)	6,688	7,021	7,178	8,502	9,043	10,107	12,161	15,516	9,618	10,757
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.199	$11.471	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729
Accumulation Unit Value at end of period	$13.016	$12.199	$11.471	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	53	59	49	28	26	18	14	16
American Funds Insurance Series® Capital World Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.097	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431
Accumulation Unit Value at end of period	$14.150	$13.097	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776
Number of Accumulation Units outstanding at end of period (in thousands)	557	634	696	772	899	1,058	1,373	1,616	3,841	4,472
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.123	$10.615	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657
APP V- 2

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Accumulation Unit Value at end of period	$11.887	$11.123	$10.615	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	7	2	4	4	5	9	11
American Funds Insurance Series® Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.712	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536
Accumulation Unit Value at end of period	$22.141	$20.712	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	1,019	1,144	1,342	1,517	1,730	2,103	2,518	3,009	7,574	9,783
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.748	$21.759	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583
Accumulation Unit Value at end of period	$29.338	$27.748	$21.759	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	3	3	3	6	5	—	—
American Funds Insurance Series® Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.101	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747
Accumulation Unit Value at end of period	$36.044	$28.101	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418
Number of Accumulation Units outstanding at end of period (in thousands)	890	1,011	1,204	1,317	1,522	1,788	2,059	2,602	4,656	5,871
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.847	$24.211	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950
Accumulation Unit Value at end of period	$40.403	$31.847	$24.211	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	1	3
American Funds Insurance Series® Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.155	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060
Accumulation Unit Value at end of period	$33.358	$26.155	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766
Number of Accumulation Units outstanding at end of period (in thousands)	655	754	916	1,003	1,182	1,423	1,717	2,194	2,827	3,605
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.151	$22.794	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762
Accumulation Unit Value at end of period	$36.771	$29.151	$22.794	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	1	1	—	1
American Funds Insurance Series® Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.744	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617
Accumulation Unit Value at end of period	$38.492	$25.744	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	5,726	6,702	7,966	9,195	10,718	12,771	15,548	19,797	32,370	40,931
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
APP V- 3

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Accumulation Unit Value at beginning of period	$39.157	$30.793	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150
Accumulation Unit Value at end of period	$57.908	$39.157	$30.793	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	23	25	28	27	26	20	17	13
American Funds Insurance Series® Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.151	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423
Accumulation Unit Value at end of period	$34.774	$31.151	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990
Number of Accumulation Units outstanding at end of period (in thousands)	4,565	5,082	5,888	6,700	7,621	9,031	10,884	14,058	22,603	28,337
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.243	$26.287	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197
Accumulation Unit Value at end of period	$35.599	$32.243	$26.287	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552
Number of Accumulation Units outstanding at end of period (in thousands)	45	43	49	58	60	55	54	32	23	24
American Funds Insurance Series® International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.643	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276
Accumulation Unit Value at end of period	$19.769	$17.643	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384
Number of Accumulation Units outstanding at end of period (in thousands)	2,127	2,352	2,807	2,975	3,568	4,132	4,731	5,694	7,611	9,449
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.313	$17.000	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606
Accumulation Unit Value at end of period	$22.512	$20.313	$17.000	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	7	9	11	11	8	11
American Funds Insurance Series® New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.605	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694
Accumulation Unit Value at end of period	$40.830	$33.605	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737
Number of Accumulation Units outstanding at end of period (in thousands)	351	403	524	572	641	765	910	1,040	2,225	2,847
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.713	$16.494	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486
Accumulation Unit Value at end of period	$24.891	$20.713	$16.494	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—
APP V- 4

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.411	$24.843	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661
Accumulation Unit Value at end of period	$45.804	$32.411	$24.843	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	2	2	3	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.810	$30.852	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458
Accumulation Unit Value at end of period	$55.646	$39.810	$30.852	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.145	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537
Accumulation Unit Value at end of period	$37.243	$26.145	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	123	181	197	192	231	277	334	409	947	1,285
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.089	$23.591	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659
Accumulation Unit Value at end of period	$42.392	$30.089	$23.591	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.211	$20.123	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650
Accumulation Unit Value at end of period	$22.520	$24.211	$20.123	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	23	26	29	32	37	40	50	51
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.055	$16.853	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313
Accumulation Unit Value at end of period	$18.450	$20.055	$16.853	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.637	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176
Accumulation Unit Value at end of period	$24.389	$24.637	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283
Number of Accumulation Units outstanding at end of period (in thousands)	2,487	2,808	3,195	3,599	4,130	5,178	6,576	8,366	18,783	23,140
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.302	$18.876	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443
Accumulation Unit Value at end of period	$20.858	$21.302	$18.876	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	29	31	39	30	28	18	9	4
APP V- 5

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.021	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161
Accumulation Unit Value at end of period	$38.424	$27.021	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807
Number of Accumulation Units outstanding at end of period (in thousands)	238	294	339	386	483	583	660	816	1,436	1,754
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.459	$23.276	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890
Accumulation Unit Value at end of period	$42.839	$30.459	$23.276	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	2	1	1	1	1	1	1
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.862	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518
Accumulation Unit Value at end of period	$31.806	$33.862	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575
Number of Accumulation Units outstanding at end of period (in thousands)	629	676	775	886	989	1,210	1,413	1,638	3,274	4,369
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.799	$16.371	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245
Accumulation Unit Value at end of period	$18.393	$19.799	$16.371	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	4	9	13	14	11	10	—
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.964	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057
Accumulation Unit Value at end of period	$23.306	$24.964	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676
Number of Accumulation Units outstanding at end of period (in thousands)	2,297	2,464	2,853	3,168	3,628	4,312	5,064	6,426	9,256	11,729
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.008	$18.465	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682
Accumulation Unit Value at end of period	$20.321	$22.008	$18.465	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	16	18	20	20	21	21	15	15
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.374	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476
Accumulation Unit Value at end of period	$39.192	$34.374	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086
Number of Accumulation Units outstanding at end of period (in thousands)	1,678	1,925	2,309	2,656	3,212	3,935	4,645	5,783	8,939	10,804
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.934	$23.821	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918
Accumulation Unit Value at end of period	$33.756	$29.934	$23.821	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	14	13	16	10	10	8	4	—
APP V- 6

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.171	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745
Accumulation Unit Value at end of period	$19.826	$19.171	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220
Number of Accumulation Units outstanding at end of period (in thousands)	314	350	426	458	533	630	718	913	846	1,224
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$24.137	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642
Accumulation Unit Value at end of period	$30.332	$29.655	$24.137	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.394	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452
Accumulation Unit Value at end of period	$26.522	$17.394	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908
Number of Accumulation Units outstanding at end of period (in thousands)	850	1,094	1,321	1,498	1,757	2,053	2,436	3,121	4,256	5,232
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.457	$25.396	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413
Accumulation Unit Value at end of period	$48.950	$32.457	$25.396	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	4	3	4	3	4	3	5
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.269	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170
Accumulation Unit Value at end of period	$22.716	$22.269	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360
Number of Accumulation Units outstanding at end of period (in thousands)	1,070	1,165	1,289	1,441	1,618	1,976	2,467	2,975	6,673	7,843
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.441	$14.648	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910
Accumulation Unit Value at end of period	$15.578	$15.441	$14.648	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	20	23	31	27	29	23	23	20
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.967	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056
Accumulation Unit Value at end of period	$0.965	$0.967	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	19,407	21,206	22,996	22,809	27,228	33,690	42,965	57,253	90,101	110,786
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.833	$7.835	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441
Accumulation Unit Value at end of period	$7.726	$7.833	$7.835	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	1	2	2	2	—	—
APP V- 7

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Accumulation Unit Value at end of period	$14.358	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—	(a)
Accumulation Unit Value at end of period	$14.227	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.008	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722
Accumulation Unit Value at end of period	$35.000	$25.008	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197
Number of Accumulation Units outstanding at end of period (in thousands)	165	176	207	232	271	339	430	521	896	485
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.704	$17.072	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$10.707
Accumulation Unit Value at end of period	$31.427	$22.704	$17.072	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	6	5	6	6	2
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.929	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691
Accumulation Unit Value at end of period	$24.546	$21.929	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486
Number of Accumulation Units outstanding at end of period (in thousands)	675	784	929	1,031	1,177	1,388	1,620	2,036	1,534	1,892
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.970	$18.316	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519
Accumulation Unit Value at end of period	$25.429	$22.970	$18.316	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	3	—	1	—	—
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.316	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—
Accumulation Unit Value at end of period	$9.186	$9.316	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,008	2,005	1,970	1,920	1,905	2,130	1,673	1,902	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.665	$8.745	$8.856	$9.056	$9.305	$9.568	$9.838	$9.965	$—	$—
Accumulation Unit Value at end of period	$8.450	$8.665	$8.745	$8.856	$9.056	$9.305	$9.568	$9.838	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	19	23	—	—	—	—	—	—	—
APP V- 8

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.372	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291
Accumulation Unit Value at end of period	$1.433	$1.372	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369
Number of Accumulation Units outstanding at end of period (in thousands)	22,766	23,682	26,547	29,430	32,680	34,785	33,586	41,146	80,681	91,836
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.908	$9.606	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291
Accumulation Unit Value at end of period	$10.239	$9.908	$9.606	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799
Number of Accumulation Units outstanding at end of period (in thousands)	29	27	28	29	23	13	13	7	5	11
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.903	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011
Accumulation Unit Value at end of period	$3.253	$2.903	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844
Number of Accumulation Units outstanding at end of period (in thousands)	4,843	5,423	6,550	7,096	8,586	9,771	11,114	13,347	15,427	19,664
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.080	$16.060	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361
Accumulation Unit Value at end of period	$22.258	$20.080	$16.060	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	7	8	8	5	1	—	—
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.954	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773
Accumulation Unit Value at end of period	$3.173	$2.954	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632
Number of Accumulation Units outstanding at end of period (in thousands)	4,115	4,606	5,501	6,182	7,072	8,421	9,682	12,003	14,523	18,463
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.723	$17.831	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394
Accumulation Unit Value at end of period	$23.077	$21.723	$17.831	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	3	3	1	4	5	6
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.551	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979
Accumulation Unit Value at end of period	$33.215	$26.551	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619
Number of Accumulation Units outstanding at end of period (in thousands)	316	373	427	469	542	646	714	902	1,355	1,887
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.738	$20.095	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408
Accumulation Unit Value at end of period	$30.609	$24.738	$20.095	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	1	—	—	—	1	—	—
APP V- 9

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.984	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081
Accumulation Unit Value at end of period	$2.056	$1.984	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030
Number of Accumulation Units outstanding at end of period (in thousands)	1,867	2,167	2,645	3,039	3,570	3,897	4,553	5,716	9,235	10,976
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.710	$20.242	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463
Accumulation Unit Value at end of period	$26.364	$25.710	$20.242	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	2	5	5	7
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.143	$2.490	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493
Accumulation Unit Value at end of period	$4.030	$3.143	$2.490	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401
Number of Accumulation Units outstanding at end of period (in thousands)	147	147	151	152	152	151	173	176	178	188
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.981	$24.813	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243
Accumulation Unit Value at end of period	$39.288	$30.981	$24.813	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.795	$2.140	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957
Accumulation Unit Value at end of period	$4.274	$2.795	$2.140	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$40.444	$31.313	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294
Accumulation Unit Value at end of period	$61.182	$40.444	$31.313	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
MFS® Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.909	$12.913	$13.658	$11.129	$10.163	$10.548	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.735	$16.909	$12.913	$13.658	$11.129	$10.163	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	122	145	165	150	147	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.019	$12.368	$13.226	$10.897	$10.061	$10.530	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.491	$16.019	$12.368	$13.226	$10.897	$10.061	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	1	—	—	—	—
APP V- 10

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.094	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985
Accumulation Unit Value at end of period	$32.405	$29.094	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155
Number of Accumulation Units outstanding at end of period (in thousands)	95	118	137	151	193	219	245	305	208	253
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.964	$22.025	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841
Accumulation Unit Value at end of period	$30.805	$27.964	$22.025	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	—	—	—
MFS® Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.405	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312
Accumulation Unit Value at end of period	$25.156	$19.405	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,316	1,687	2,026	2,708	3,042	3,608	4,530	1,218	1,422
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$42.211	$31.422	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159
Accumulation Unit Value at end of period	$54.122	$42.211	$31.422	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	5	5	4	2
MFS® High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.594	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—
Accumulation Unit Value at end of period	$13.011	$12.594	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	806	923	1,035	1,155	1,254	1,363	1,700	2,263	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.723	$10.501	$11.142	$10.740	$9.704	$10.419	$10.422	$10.126	$—	$—
Accumulation Unit Value at end of period	$11.979	$11.723	$10.501	$11.142	$10.740	$9.704	$10.419	$10.422	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	20	23	17	19	45	11	—	—
MFS® Investors Trust Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.829	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326
Accumulation Unit Value at end of period	$25.557	$22.829	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968
Number of Accumulation Units outstanding at end of period (in thousands)	582	662	764	896	1,049	1,259	1,570	2,083	4,546	6,136
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.200	$23.603	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620
Accumulation Unit Value at end of period	$33.439	$30.200	$23.603	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	1	1	1	1	—	—
APP V- 11

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.185	$13.216	$13.335	$10.561	$10.127	$10.389	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.905	$18.185	$13.216	$13.335	$10.561	$10.127	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	146	173	219	263	287	321	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.227	$12.659	$12.914	$10.341	$10.025	$10.371	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.525	$17.227	$12.659	$12.914	$10.341	$10.025	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
MFS® Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.282	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906
Accumulation Unit Value at end of period	$21.848	$16.282	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458
Number of Accumulation Units outstanding at end of period (in thousands)	317	372	485	519	582	717	825	1,119	1,482	1,894
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$44.229	$32.803	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714
Accumulation Unit Value at end of period	$58.698	$44.229	$32.803	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	3	3	3	4
MFS® New Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.309	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782
Accumulation Unit Value at end of period	$39.170	$27.309	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394
Number of Accumulation Units outstanding at end of period (in thousands)	330	416	517	599	700	814	1,021	1,311	2,623	3,570
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$48.592	$35.266	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146
Accumulation Unit Value at end of period	$68.935	$48.592	$35.266	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	1	1	1	1	1	1
MFS® Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.525	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759
Accumulation Unit Value at end of period	$33.844	$29.525	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	77	86	99	110	124	139	154	174	331	297
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.273	$25.738	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631
Accumulation Unit Value at end of period	$37.723	$33.273	$25.738	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
APP V- 12

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.477	$9.911	$11.739	$9.307	$9.534	$10.509	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.854	$12.477	$9.911	$11.739	$9.307	$9.534	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	224	266	275	328	380	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.820	$9.493	$11.369	$9.113	$9.438	$10.492	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.981	$11.820	$9.493	$11.369	$9.113	$9.438	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	1	1	—	—	—	—
MFS® Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.812	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152
Accumulation Unit Value at end of period	$15.796	$14.812	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753
Number of Accumulation Units outstanding at end of period (in thousands)	6,736	7,174	7,395	8,826	9,408	10,360	12,140	15,143	4,148	4,231
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.398	$12.503	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136
Accumulation Unit Value at end of period	$14.132	$13.398	$12.503	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	13	12	12	6	6	9	2	2
MFS® Total Return Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.993	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210
Accumulation Unit Value at end of period	$24.824	$22.993	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217
Number of Accumulation Units outstanding at end of period (in thousands)	1,791	1,928	2,144	2,437	2,715	3,185	3,750	4,700	9,364	11,381
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.910	$17.008	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629
Accumulation Unit Value at end of period	$21.260	$19.910	$17.008	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	27	28	29	22	23	18	13	13
MFS® Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$37.228	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028
Accumulation Unit Value at end of period	$37.872	$37.228	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710
Number of Accumulation Units outstanding at end of period (in thousands)	611	645	836	960	1,043	1,271	1,503	1,957	2,208	2,873
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.253	$22.384	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430
Accumulation Unit Value at end of period	$28.427	$28.253	$22.384	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	2	2	2	2	1	1
APP V- 13

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Prudential SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.522	$1.174	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008
Accumulation Unit Value at end of period	$1.969	$1.522	$1.174	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.762	$16.966	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920
Accumulation Unit Value at end of period	$27.845	$21.762	$16.966	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.173	$1.760	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217
Accumulation Unit Value at end of period	$2.204	$2.173	$1.760	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	153	153	153	153	153	153
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.191	$20.628	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577
Accumulation Unit Value at end of period	$25.267	$25.191	$20.628	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.450	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388
Accumulation Unit Value at end of period	$35.142	$30.450	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535
Number of Accumulation Units outstanding at end of period (in thousands)	158	187	224	230	274	331	388	480	892	1,142
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.510	$15.808	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082
Accumulation Unit Value at end of period	$22.269	$19.510	$15.808	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.780	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498
Accumulation Unit Value at end of period	$13.390	$13.780	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980
Number of Accumulation Units outstanding at end of period (in thousands)	1,779	1,767	1,877	1,974	2,302	2,650	2,938	3,331	3,838	4,648
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.009	$13.716	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030
Accumulation Unit Value at end of period	$14.425	$15.009	$13.716	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	4	5	4	3	1	1
APP V- 14

	As of December 31,
Sub-Account	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.598	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025
Accumulation Unit Value at end of period	$18.305	$17.598	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997
Number of Accumulation Units outstanding at end of period (in thousands)	1,079	1,260	1,423	1,602	1,853	2,171	2,618	3,307	5,922	7,426
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.743	$16.738	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140
Accumulation Unit Value at end of period	$19.282	$18.743	$16.738	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	6	7	6	3
(a) Inception date April 30, 2020.

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414	$0.914
Accumulation Unit Value at end of period	$2.490	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493	$1.414
Number of Accumulation Units outstanding at end of period (in thousands)	151	152	152	151	173	176	178	188	217	235
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559	$10.165
Accumulation Unit Value at end of period	$24.813	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243	$15.559
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874	$0.623
Accumulation Unit Value at end of period	$2.140	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957	$0.874
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	23
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112	$10.178
Accumulation Unit Value at end of period	$31.313	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294	$14.112
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092	$0.785
Accumulation Unit Value at end of period	$1.760	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217	$1.092
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	153	153	153	153	181	181
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128	$10.276
Accumulation Unit Value at end of period	$20.628	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577	$14.128
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
APP V- 15

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
SP William Blair International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901	$0.672
Accumulation Unit Value at end of period	$1.174	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008	$0.901
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386	$10.843
Accumulation Unit Value at end of period	$16.966	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920	$14.386
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

	As of December 31,
Sub-Account	2018	2017	2016	2015	2014	2013	2012	2011	2010	2009
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343	$7.531
Accumulation Unit Value at end of period	$24.843	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661	$9.343
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	2	2	3	3	3	4
With Optional Death Benefit, Earnings Protection Benefit and The Hartford's Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810	$10.441
Accumulation Unit Value at end of period	$30.852	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458	$12.810
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

APP V- 16

Appendix VI - Model Investment Options

(Percentage allocations apply to value in the Sub-Accounts)

A. Applicable To The Following Products

•Leaders Elite Outlook 1
•Leaders Outlook 1
•Leaders Solution Outlook 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models are available:

Portfolio Planner Models

Fund	Series 1150	Series 1151	Series 2106	Series 3039
American Funds Washington Mutual Investors Fund (formerly American Funds Blue Chip Income and Growth Fund)	5%	7%	8%	9%
American Funds The Bond Fund of America (formerly American Funds Bond Fund)	20%	15%	11%	9%
American Funds Global Bond Fund	10%	7%	6%	4%
American Funds Growth-Income Fund	3%	4%	5%	6%
American Funds International Fund	3%	4%	5%	6%
Franklin Large Cap Growth VIP Fund	5%	6%	7%	8%
Franklin Mutual Global Discovery VIP Fund	2%	3%	4%	5%
Franklin Small-Mid Cap Growth VIP Fund	2%	3%	3%	4%
Invesco V.I. Government Securities Fund	25%	19%	16%	11%
Invesco V.I. Small Cap Equity Fund	2%	3%	4%	5%
MFS High Yield Portfolio	15%	19%	17%	16%
MFS Investors Trust Series	3%	4%	5%	7%
Templeton Developing Markets VIP Fund	2%	3%	4%	4%
Templeton Foreign VIP Fund	3%	3%	5%	6%
Total	100%	100%	100%	100%

APP VI-1

(Percentage allocations apply to value in the Sub-Accounts)

B. Applicable To The Following Product
•Nations Outlook Variable Annuity 1

Occasionally, funds may be liquidated or merged into other funds due to actions taken by its fund company. As a result of these actions, the funds available in particular models may be impacted. We mail notifications of any such changes around the time they occur. If you are invested in a model, it is important to regularly review the current fund allocations of your model with your Investment professional to determine whether they meet your current and ongoing needs.

As of May 2, 2016, the following models will be available to you to invest in:

Portfolio Planner Models

Fund	Series 1160	Series 1161	Series 2111	Series 3044
Columbia Variable Portfolio - Income Opportunities Fund	13%	18%	17%	16%
Hartford Dividend and Growth HLS Fund	5%	7%	8%	10%
Hartford Disciplined Equity HLS Fund	18%	24%	31%	37%
Hartford MidCap HLS Fund	7%	9%	11%	13%
Hartford Total Return Bond HLS Fund	57%	42%	33%	24%
Total	100%	100%	100%	100%

APP VI-2

The Statement of Additional Information ("SAI") contains additional information about the Contract, us and the Separate Account, including financial statements. The SAI is dated the same date as this prospectus, and the SAI is incorporated by reference into this prospectus. The SAI is not your personal Variable Annuity Quarterly Statement.
You may obtain a copy of the SAI, free of charge, by:
1)     mailing: Talcott Resolution, P. O. Box, 14293, Lexington, KY 40512-4293
2)     calling: 1-800-862-6668
3)     emailing: asccontactus@talcottresolution.com
You may also obtain reports and other information about the Separate Account on the SEC's website at www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

Statement of Additional Information
Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven

Leaders Outlook Series I/IR
Leaders Elite Outlook Series I/IR
Leaders Solution Outlook Series I/IR

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the prospectus.
To obtain a prospectus, send a written request to Talcott Resolution Life and Annuity Insurance Company, P. O. Box 14293, Lexington, KY 40512-4293; call 1-800-862-6668 or email us at asccontactus@talcottresolution.com.
Date of Prospectus: May 3, 2021
Date of Statement of Additional Information: May 3, 2021

General Information
Safekeeping of Assets
We hold title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from our general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.
Experts
The statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company included in this Registration Statement have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement (which report expresses an unmodified opinion in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department and expresses an adverse opinion on accounting principles generally accepted in the United States of America). The financial statements of each of the individual Sub-Accounts which comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven included in this Registration Statement have also been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing in the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is CityPlace I, 33rd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.
Services
Cognizant Worldwide Limited
Cognizant Worldwide Limited (“Cognizant”) which has its principal office at 1 Kingdom Street, Paddington Central, London, United Kingdom W2 6BD, provides business processing outsourcing services and mail room services to us in connection with our administration of our annuity products. Cognizant is not affiliated with us, the Separate Account or any of our affiliates, including the Contract's principal underwriter, Talcott Distribution Services Company, Inc. We pay Cognizant for its services on a monthly basis for the hours worked and also for per usage fees for other charges. For the past three years, the dollar amount of fees paid to Cognizant has been: 2020: $1,462,378; 2019: $1,684369 and 2018: $718,207.
Non-Participating
The Contract is non-participating and we pay no dividends.
Misstatement of Age or Sex
If an Annuitant’s age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.
Principal Underwriter
The Contracts, which are offered continuously, are distributed by Talcott Resolution Distribution Company (“TDC”). TDC serves as Principal Underwriter for the securities issued with respect to the Separate Account. TDC is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. TDC is an affiliate of ours. Both TDC and Talcott Resolution are ultimately controlled by Henry Cornell, David I. Schamis, and Robert E. Diamond. The principal business address of TDC is the same as ours.
We currently pay TDC underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to TDC in its role as Principal Underwriter has been: 2020: $16,230,886; 2019: $21,325,690; and 2018: $23,333,880.
Performance Related Information
The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account’s past performance only and is no indication of future performance.

Total Return for all Sub-Accounts
When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. To calculate standardized total return, we use a hypothetical initial premium payment of $1,000.00 and deduct for the mortality and risk expense charge, the highest possible contingent deferred charge, any applicable administrative charge and the Annual Maintenance Fee.
The formula we use to calculate standardized total return is P(1+T)n = ERV. In this calculation, “P” represents a hypothetical initial premium payment of $1,000.00, “T” represents the average annual total return, “n” represents the number of years and “ERV” represents the redeemable value at the end of the period.
In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.
Yield for Sub-Accounts
If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.
The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.
The formula we use to calculate yield is: YIELD = 2[(a - b/cd +1)6 - 1]. In this calculation, “a” represents the net investment income earned during the period by the underlying fund, “b” represents the expenses accrued for the period, “c” represents the average daily number of Accumulation Units outstanding during the period and “d” represents the maximum offering price per Accumulation Unit on the last day of the period.
Money Market Sub-Accounts
At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.
Current yield of a money market fund Sub-Account is calculated for a seven-day period or the “base period” without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. We take a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculate the net change in its value from the beginning of the base period to the end of the base period. We then subtract an amount equal to the total deductions for the Contract and then divide that number by the value of the account at the beginning of the base period. The result is the base period return or “BPR”. Once the base period return is calculated We then multiply it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.
The formula for this calculation is YIELD = BPR × (365/7), where BPR = (A - B)/C. “A” is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. “B” is equal to the amount that we deduct for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. “C” represents the value of the Sub-Account at the beginning of the base period.
Effective yield is also calculated using the base period return. The effective yield is calculated by adding 1 to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation we use is:
EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1)365/7] - 1.
Additional Materials
We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

Performance Comparisons
Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract’s sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.
Financial Statements
The financial Statements of the Company and the Separate Account for the year ended December 31, 2020 follow the Accumulation Unit Values of the SAI. The financial statements of the Company only bear on the Company's ability to meet its obligations under the Contracts and should not be considered as bearing on the investment performance of the Separate Account. The financial statements of the Separate Account present the investment performance of the Separate Account.

Accumulation Unit Values
(For an Accumulation Unit outstanding throughout the period)
The following information should be read in conjunction with the financial statements for the Separate Account included in this SAI.
There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The tables below show all possible Accumulation Unit Values corresponding to all combinations of optional benefits. Tables showing only the highest and lowest possible Accumulation Unit Values are shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Asset Allocation Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.918	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145	$13.200
Accumulation Unit Value at end of period	$28.655	$25.918	$21.745	$23.186	$20.290	$18.863	$18.922	$18.261	$15.016	$13.145
Number of Accumulation Units outstanding at end of period (in thousands)	3,000	3,242	3,604	4,065	4,390	5,293	6,750	7,965	11,799	13,618
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.180	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925	$12.998
Accumulation Unit Value at end of period	$27.798	$25.180	$21.158	$22.594	$19.801	$18.436	$18.521	$17.901	$14.743	$12.925
Number of Accumulation Units outstanding at end of period (in thousands)	624	720	852	1,033	1,292	1,623	2,046	2,843	4,076	5,287
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.955	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861	$12.940
Accumulation Unit Value at end of period	$27.536	$24.955	$20.980	$22.414	$19.654	$18.308	$18.402	$17.795	$14.662	$12.861
Number of Accumulation Units outstanding at end of period (in thousands)	576	621	663	787	913	1,090	1,365	1,675	2,060	2,599
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.245	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743
Accumulation Unit Value at end of period	$26.712	$24.245	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646
Number of Accumulation Units outstanding at end of period (in thousands)	600	723	845	1,045	1,315	1,553	1,815	2,394	3,212	4,062
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.245	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646	$12.743
Accumulation Unit Value at end of period	$26.712	$24.245	$20.413	$21.842	$19.181	$17.894	$18.013	$17.445	$14.396	$12.646
Number of Accumulation Units outstanding at end of period (in thousands)	600	723	845	1,045	1,315	1,553	1,815	2,394	3,212	4,062
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.037	$19.425	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272
Accumulation Unit Value at end of period	$25.343	$23.037	$19.425	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161
Number of Accumulation Units outstanding at end of period (in thousands)	959	1,111	1,404	1,902	2,453	3,470	4,398	5,867	6,474	8,138
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.037	$19.425	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161	$12.272
Accumulation Unit Value at end of period	$25.343	$23.037	$19.425	$20.815	$18.307	$17.105	$17.244	$16.725	$13.822	$12.161
Number of Accumulation Units outstanding at end of period (in thousands)	959	1,111	1,404	1,902	2,453	3,470	4,398	5,867	6,474	8,138
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.415	$19.754	$21.179	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410	$12.530
Accumulation Unit Value at end of period	$25.746	$23.415	$19.754	$21.179	$18.636	$17.420	$17.571	$17.051	$14.099	$12.410
Number of Accumulation Units outstanding at end of period (in thousands)	59	69	80	110	133	171	197	300	359	458
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.442	$18.952	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990	$12.118
Accumulation Unit Value at end of period	$24.652	$22.442	$18.952	$20.339	$17.915	$16.764	$16.926	$16.441	$13.608	$11.990
Number of Accumulation Units outstanding at end of period (in thousands)	80	94	104	156	176	190	224	309	410	515

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373
Accumulation Unit Value at end of period	$25.045	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236
Number of Accumulation Units outstanding at end of period (in thousands)	868	992	1,069	1,115	1,185	1,266	1,441	1,417	1,108	1,129
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236	$12.373
Accumulation Unit Value at end of period	$25.045	$22.811	$19.273	$20.694	$18.237	$17.073	$17.247	$16.761	$13.880	$12.236
Number of Accumulation Units outstanding at end of period (in thousands)	868	992	1,069	1,115	1,185	1,266	1,441	1,417	1,108	1,129
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.629	$19.129	$20.550	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187	$12.330
Accumulation Unit Value at end of period	$24.833	$22.629	$19.129	$20.550	$18.119	$16.971	$17.152	$16.678	$13.818	$12.187
Number of Accumulation Units outstanding at end of period (in thousands)	2,299	2,603	2,798	2,972	3,178	2,818	2,845	2,807	1,930	1,786
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.270	$18.844	$20.264	$17.885	$16.769	$16.964	$16.512	$13.694	$12.090	$12.244
Accumulation Unit Value at end of period	$24.414	$22.270	$18.844	$20.264	$17.885	$16.769	$16.964	$16.512	$13.694	$12.090
Number of Accumulation Units outstanding at end of period (in thousands)	46	49	62	62	53	67	68	82	82	80
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.641	$20.861	$22.444	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431	$13.608
Accumulation Unit Value at end of period	$26.999	$24.641	$20.861	$22.444	$19.818	$18.591	$18.817	$18.324	$15.205	$13.431
Number of Accumulation Units outstanding at end of period (in thousands)	67	65	75	79	82	81	89	87	94	83
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.505	$20.756	$22.342	$19.738	$18.525	$18.760	$18.278	$15.174	$13.410	$13.594
Accumulation Unit Value at end of period	$26.837	$24.505	$20.756	$22.342	$19.738	$18.525	$18.760	$18.278	$15.174	$13.410
Number of Accumulation Units outstanding at end of period (in thousands)	51	52	76	89	89	90	74	77	22	66
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.100	$20.444	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348	$13.551
Accumulation Unit Value at end of period	$26.354	$24.100	$20.444	$22.039	$19.500	$18.329	$18.589	$18.139	$15.081	$13.348
Number of Accumulation Units outstanding at end of period (in thousands)	17	22	22	24	28	22	26	13	8	6

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Blue Chip Income and Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.315	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015	$1.042
Accumulation Unit Value at end of period	$2.474	$2.315	$1.940	$2.160	$1.877	$1.609	$1.686	$1.486	$1.137	$1.015
Number of Accumulation Units outstanding at end of period (in thousands)	17,847	18,919	21,340	23,878	28,272	32,361	38,863	46,992	75,230	88,903
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.252	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999	$1.027
Accumulation Unit Value at end of period	$2.402	$2.252	$1.890	$2.107	$1.834	$1.574	$1.652	$1.459	$1.117	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	5,065	5,877	6,957	8,847	11,982	13,591	17,603	22,825	33,847	41,919

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.231	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994	$1.022
Accumulation Unit Value at end of period	$2.379	$2.231	$1.873	$2.090	$1.820	$1.563	$1.641	$1.450	$1.111	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	2,477	2,985	3,817	4,771	6,392	7,717	9,680	13,044	19,239	23,784
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.170	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008
Accumulation Unit Value at end of period	$2.310	$2.170	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	5,070	6,099	7,302	8,961	11,094	12,080	16,104	18,217	24,117	30,413
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.170	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979	$1.008
Accumulation Unit Value at end of period	$2.310	$2.170	$1.825	$2.039	$1.778	$1.529	$1.608	$1.423	$1.092	$0.979
Number of Accumulation Units outstanding at end of period (in thousands)	5,070	6,099	7,302	8,961	11,094	12,080	16,104	18,217	24,117	30,413
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.115	$1.781	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996
Accumulation Unit Value at end of period	$2.249	$2.115	$1.781	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965
Number of Accumulation Units outstanding at end of period (in thousands)	6,519	8,231	9,939	13,275	17,366	21,621	27,542	34,974	50,689	59,453
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.115	$1.781	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965	$0.996
Accumulation Unit Value at end of period	$2.249	$2.115	$1.781	$1.993	$1.741	$1.499	$1.579	$1.399	$1.075	$0.965
Number of Accumulation Units outstanding at end of period (in thousands)	6,519	8,231	9,939	13,275	17,366	21,621	27,542	34,974	50,689	59,453
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.095	$1.766	$1.977	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960	$0.991
Accumulation Unit Value at end of period	$2.227	$2.095	$1.766	$1.977	$1.728	$1.489	$1.568	$1.390	$1.069	$0.960
Number of Accumulation Units outstanding at end of period (in thousands)	561	646	736	869	1,425	1,560	1,913	2,306	2,925	3,552
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.060	$1.738	$1.948	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952	$0.983
Accumulation Unit Value at end of period	$2.187	$2.060	$1.738	$1.948	$1.704	$1.469	$1.550	$1.375	$1.059	$0.952
Number of Accumulation Units outstanding at end of period (in thousands)	982	1,475	1,544	1,935	2,164	2,630	3,124	3,530	4,966	5,377
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979
Accumulation Unit Value at end of period	$2.166	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947
Number of Accumulation Units outstanding at end of period (in thousands)	6,854	7,727	8,491	9,169	10,179	10,639	12,866	10,847	9,762	11,444
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947	$0.979
Accumulation Unit Value at end of period	$2.166	$2.042	$1.723	$1.932	$1.691	$1.459	$1.539	$1.367	$1.053	$0.947
Number of Accumulation Units outstanding at end of period (in thousands)	6,854	7,727	8,491	9,169	10,179	10,639	12,866	10,847	9,762	11,444
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.025	$1.710	$1.918	$1.680	$1.450	$1.531	$1.360	$1.048	$0.943	$0.975
Accumulation Unit Value at end of period	$2.148	$2.025	$1.710	$1.918	$1.680	$1.450	$1.531	$1.360	$1.048	$0.943
Number of Accumulation Units outstanding at end of period (in thousands)	9,455	10,858	12,613	14,094	15,314	16,575	19,003	17,846	15,079	13,230
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.993	$1.684	$1.892	$1.658	$1.433	$1.514	$1.347	$1.039	$0.936	$0.968
Accumulation Unit Value at end of period	$2.112	$1.993	$1.684	$1.892	$1.658	$1.433	$1.514	$1.347	$1.039	$0.936
Number of Accumulation Units outstanding at end of period (in thousands)	198	218	279	298	506	533	851	993	724	891

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.961	$24.488	$27.516	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648	$14.135
Accumulation Unit Value at end of period	$30.668	$28.961	$24.488	$27.516	$24.129	$20.863	$22.059	$19.625	$15.144	$13.648
Number of Accumulation Units outstanding at end of period (in thousands)	44	58	65	70	48	51	72	41	47	57
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.801	$24.365	$27.391	$24.031	$20.789	$21.992	$19.575	$15.113	$13.627	$14.121
Accumulation Unit Value at end of period	$30.483	$28.801	$24.365	$27.391	$24.031	$20.789	$21.992	$19.575	$15.113	$13.627
Number of Accumulation Units outstanding at end of period (in thousands)	21	22	30	42	62	51	27	31	17	21
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.325	$23.999	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564	$14.076
Accumulation Unit Value at end of period	$29.935	$28.325	$23.999	$27.020	$23.741	$20.569	$21.791	$19.426	$15.021	$13.564
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	5	7	7	11	10	6

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$15.984	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521	$13.920
Accumulation Unit Value at end of period	$17.245	$15.984	$14.867	$15.231	$14.944	$14.766	$14.978	$14.471	$15.044	$14.521
Number of Accumulation Units outstanding at end of period (in thousands)	6,688	7,021	7,178	8,502	9,043	10,107	12,161	15,516	9,618	10,757
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.530	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278	$13.708
Accumulation Unit Value at end of period	$16.729	$15.530	$14.466	$14.842	$14.584	$14.432	$14.661	$14.186	$14.770	$14.278
Number of Accumulation Units outstanding at end of period (in thousands)	497	513	594	751	922	1,114	1,547	2,160	3,524	4,230
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.391	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207	$13.647
Accumulation Unit Value at end of period	$16.571	$15.391	$14.344	$14.724	$14.476	$14.332	$14.567	$14.102	$14.689	$14.207
Number of Accumulation Units outstanding at end of period (in thousands)	398	435	420	493	626	718	905	1,125	1,618	1,926
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.953	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439
Accumulation Unit Value at end of period	$16.076	$14.953	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970
Number of Accumulation Units outstanding at end of period (in thousands)	562	623	766	940	1,145	1,315	1,553	1,920	2,454	2,948
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.953	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970	$13.439
Accumulation Unit Value at end of period	$16.076	$14.953	$13.957	$14.348	$14.127	$14.008	$14.259	$13.824	$14.422	$13.970
Number of Accumulation Units outstanding at end of period (in thousands)	562	623	766	940	1,145	1,315	1,553	1,920	2,454	2,948
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.058	$14.076	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717
Accumulation Unit Value at end of period	$16.164	$15.058	$14.076	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238
Number of Accumulation Units outstanding at end of period (in thousands)	840	1,028	1,206	1,516	1,823	2,240	3,000	4,000	6,039	6,674
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.058	$14.076	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238	$13.717
Accumulation Unit Value at end of period	$16.164	$15.058	$14.076	$14.492	$14.291	$14.191	$14.467	$14.047	$14.676	$14.238
Number of Accumulation Units outstanding at end of period (in thousands)	840	1,028	1,206	1,516	1,823	2,240	3,000	4,000	6,039	6,674

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.441	$13.506	$13.912	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709	$13.215
Accumulation Unit Value at end of period	$15.494	$14.441	$13.506	$13.912	$13.726	$13.637	$13.909	$13.512	$14.125	$13.709
Number of Accumulation Units outstanding at end of period (in thousands)	50	62	77	77	102	130	169	214	299	377
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.669	$13.733	$14.161	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038	$13.545
Accumulation Unit Value at end of period	$15.724	$14.669	$13.733	$14.161	$13.985	$13.908	$14.200	$13.808	$14.449	$14.038
Number of Accumulation Units outstanding at end of period (in thousands)	69	66	76	111	128	158	187	254	389	387
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049
Accumulation Unit Value at end of period	$15.072	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517
Number of Accumulation Units outstanding at end of period (in thousands)	802	727	796	804	859	906	963	963	977	1,150
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517	$13.049
Accumulation Unit Value at end of period	$15.072	$14.069	$13.177	$13.594	$13.432	$13.365	$13.652	$13.283	$13.905	$13.517
Number of Accumulation Units outstanding at end of period (in thousands)	802	727	796	804	859	906	963	963	977	1,150
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.957	$13.079	$13.499	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463	$13.003
Accumulation Unit Value at end of period	$14.945	$13.957	$13.079	$13.499	$13.345	$13.285	$13.577	$13.216	$13.843	$13.463
Number of Accumulation Units outstanding at end of period (in thousands)	1,606	1,440	1,416	1,466	1,404	1,515	1,688	1,807	1,638	1,514
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.735	$12.884	$13.312	$13.173	$13.126	$13.429	$13.085	$13.719	$13.356	$12.912
Accumulation Unit Value at end of period	$14.693	$13.735	$12.884	$13.312	$13.173	$13.126	$13.429	$13.085	$13.719	$13.356
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	32	33	59	77	92	97	99	114
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.472	$11.705	$12.100	$11.980	$11.943	$12.225	$11.918	$12.501	$12.176	$11.778
Accumulation Unit Value at end of period	$13.335	$12.472	$11.705	$12.100	$11.980	$11.943	$12.225	$11.918	$12.501	$12.176
Number of Accumulation Units outstanding at end of period (in thousands)	72	42	48	37	45	53	57	49	38	29
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.403	$11.646	$12.045	$11.931	$11.901	$12.187	$11.887	$12.476	$12.157	$11.766
Accumulation Unit Value at end of period	$13.255	$12.403	$11.646	$12.045	$11.931	$11.901	$12.187	$11.887	$12.476	$12.157
Number of Accumulation Units outstanding at end of period (in thousands)	52	52	53	58	62	62	67	42	23	21
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.199	$11.471	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101	$11.729
Accumulation Unit Value at end of period	$13.016	$12.199	$11.471	$11.882	$11.787	$11.775	$12.077	$11.797	$12.399	$12.101
Number of Accumulation Units outstanding at end of period (in thousands)	47	50	53	59	49	28	26	18	14	16

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Capital World Bond Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.097	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776	$12.431
Accumulation Unit Value at end of period	$14.150	$13.097	$12.361	$12.742	$12.129	$12.011	$12.735	$12.776	$13.339	$12.776
Number of Accumulation Units outstanding at end of period (in thousands)	557	634	696	772	899	1,058	1,373	1,616	3,841	4,472
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.839	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676	$12.352
Accumulation Unit Value at end of period	$13.851	$12.839	$12.136	$12.529	$11.945	$11.846	$12.579	$12.638	$13.215	$12.676
Number of Accumulation Units outstanding at end of period (in thousands)	115	134	215	222	283	382	569	837	1,238	1,601
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.754	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643	$12.326
Accumulation Unit Value at end of period	$13.753	$12.754	$12.062	$12.459	$11.884	$11.791	$12.527	$12.592	$13.173	$12.643
Number of Accumulation Units outstanding at end of period (in thousands)	129	131	140	163	183	206	285	379	511	662
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.503	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248
Accumulation Unit Value at end of period	$13.462	$12.503	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544
Number of Accumulation Units outstanding at end of period (in thousands)	82	97	120	127	149	177	236	298	447	538
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.503	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544	$12.248
Accumulation Unit Value at end of period	$13.462	$12.503	$11.842	$12.251	$11.702	$11.629	$12.373	$12.456	$13.051	$12.544
Number of Accumulation Units outstanding at end of period (in thousands)	82	97	120	127	149	177	236	298	447	538
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.258	$11.627	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170
Accumulation Unit Value at end of period	$13.178	$12.258	$11.627	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446
Number of Accumulation Units outstanding at end of period (in thousands)	211	302	366	440	563	700	1,002	1,313	1,973	3,018
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.258	$11.627	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446	$12.170
Accumulation Unit Value at end of period	$13.178	$12.258	$11.627	$12.046	$11.524	$11.469	$12.221	$12.322	$12.929	$12.446
Number of Accumulation Units outstanding at end of period (in thousands)	211	302	366	440	563	700	1,002	1,313	1,973	3,018
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.177	$11.556	$11.978	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413	$12.145
Accumulation Unit Value at end of period	$13.084	$12.177	$11.556	$11.978	$11.465	$11.416	$12.171	$12.277	$12.889	$12.413
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	8	24	31	40	45	63	125	144
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.017	$11.415	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348	$12.093
Accumulation Unit Value at end of period	$12.899	$12.017	$11.415	$11.845	$11.348	$11.311	$12.071	$12.189	$12.809	$12.348
Number of Accumulation Units outstanding at end of period (in thousands)	48	55	47	58	64	71	79	94	153	154
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068
Accumulation Unit Value at end of period	$12.808	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316
Number of Accumulation Units outstanding at end of period (in thousands)	148	157	203	199	218	218	287	285	305	356

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316	$12.068
Accumulation Unit Value at end of period	$12.808	$11.937	$11.346	$11.778	$11.290	$11.259	$12.021	$12.145	$12.769	$12.316
Number of Accumulation Units outstanding at end of period (in thousands)	148	157	203	199	218	218	287	285	305	356
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.858	$11.277	$11.712	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284	$12.042
Accumulation Unit Value at end of period	$12.717	$11.858	$11.277	$11.712	$11.233	$11.207	$11.972	$12.101	$12.729	$12.284
Number of Accumulation Units outstanding at end of period (in thousands)	448	457	515	564	539	572	684	661	670	638
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.703	$11.139	$11.581	$11.118	$11.104	$11.874	$12.013	$12.650	$12.220	$11.991
Accumulation Unit Value at end of period	$12.537	$11.703	$11.139	$11.581	$11.118	$11.104	$11.874	$12.013	$12.650	$12.220
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	4	4	7	8	21	22	25	28
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.373	$10.831	$11.266	$10.821	$10.813	$11.568	$11.710	$12.337	$11.923	$11.706
Accumulation Unit Value at end of period	$12.178	$11.373	$10.831	$11.266	$10.821	$10.813	$11.568	$11.710	$12.337	$11.923
Number of Accumulation Units outstanding at end of period (in thousands)	11	13	14	12	11	13	13	13	18	17
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.310	$10.776	$11.215	$10.778	$10.775	$11.533	$11.680	$12.311	$11.905	$11.694
Accumulation Unit Value at end of period	$12.105	$11.310	$10.776	$11.215	$10.778	$10.775	$11.533	$11.680	$12.311	$11.905
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	2	16	2	1	1	4	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.123	$10.615	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850	$11.657
Accumulation Unit Value at end of period	$11.887	$11.123	$10.615	$11.063	$10.648	$10.660	$11.428	$11.591	$12.236	$11.850
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	9	7	2	4	4	5	9	11

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Global Growth and Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$20.712	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855	$10.536
Accumulation Unit Value at end of period	$22.141	$20.712	$16.064	$18.081	$14.588	$13.823	$14.251	$13.722	$11.390	$9.855
Number of Accumulation Units outstanding at end of period (in thousands)	1,019	1,144	1,342	1,517	1,730	2,103	2,518	3,009	7,574	9,783
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.290	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771	$10.461
Accumulation Unit Value at end of period	$21.657	$20.290	$15.760	$17.765	$14.355	$13.623	$14.066	$13.563	$11.276	$9.771
Number of Accumulation Units outstanding at end of period (in thousands)	216	281	360	463	617	807	1,134	1,644	2,439	3,029
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$20.151	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743	$10.436
Accumulation Unit Value at end of period	$21.498	$20.151	$15.660	$17.661	$14.278	$13.556	$14.004	$13.511	$11.238	$9.743
Number of Accumulation Units outstanding at end of period (in thousands)	145	174	202	240	286	332	357	486	650	877

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$19.740	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362
Accumulation Unit Value at end of period	$21.028	$19.740	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659
Number of Accumulation Units outstanding at end of period (in thousands)	68	90	134	175	177	188	223	280	420	536
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.740	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659	$10.362
Accumulation Unit Value at end of period	$21.028	$19.740	$15.364	$17.353	$14.050	$13.360	$13.822	$13.355	$11.125	$9.659
Number of Accumulation Units outstanding at end of period (in thousands)	68	90	134	175	177	188	223	280	420	536
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.337	$15.073	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289
Accumulation Unit Value at end of period	$20.568	$19.337	$15.073	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576
Number of Accumulation Units outstanding at end of period (in thousands)	326	408	520	731	908	1,182	1,546	2,112	3,261	4,110
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.337	$15.073	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576	$10.289
Accumulation Unit Value at end of period	$20.568	$19.337	$15.073	$17.050	$13.826	$13.166	$13.642	$13.201	$11.013	$9.576
Number of Accumulation Units outstanding at end of period (in thousands)	326	408	520	731	908	1,182	1,546	2,112	3,261	4,110
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.205	$14.977	$16.950	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549	$10.264
Accumulation Unit Value at end of period	$20.417	$19.205	$14.977	$16.950	$13.751	$13.102	$13.582	$13.150	$10.976	$9.549
Number of Accumulation Units outstanding at end of period (in thousands)	31	34	37	46	61	68	78	89	140	179
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.942	$14.788	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494	$10.216
Accumulation Unit Value at end of period	$20.118	$18.942	$14.788	$16.753	$13.605	$12.975	$13.464	$13.048	$10.902	$9.494
Number of Accumulation Units outstanding at end of period (in thousands)	32	35	32	41	42	48	52	60	85	118
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192
Accumulation Unit Value at end of period	$19.970	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467
Number of Accumulation Units outstanding at end of period (in thousands)	190	229	260	285	317	337	340	280	287	304
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467	$10.192
Accumulation Unit Value at end of period	$19.970	$18.813	$14.694	$16.655	$13.532	$12.912	$13.405	$12.998	$10.865	$9.467
Number of Accumulation Units outstanding at end of period (in thousands)	190	229	260	285	317	337	340	280	287	304
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.684	$14.600	$16.557	$13.459	$12.849	$13.347	$12.948	$10.829	$9.440	$10.168
Accumulation Unit Value at end of period	$19.824	$18.684	$14.600	$16.557	$13.459	$12.849	$13.347	$12.948	$10.829	$9.440
Number of Accumulation Units outstanding at end of period (in thousands)	448	512	563	604	738	708	766	782	571	461
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.429	$14.415	$16.364	$13.315	$12.725	$13.231	$12.848	$10.756	$9.386	$10.119
Accumulation Unit Value at end of period	$19.533	$18.429	$14.415	$16.364	$13.315	$12.725	$13.231	$12.848	$10.756	$9.386
Number of Accumulation Units outstanding at end of period (in thousands)	13	13	15	20	21	36	37	38	34	32

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.371	$22.203	$25.217	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507	$15.649
Accumulation Unit Value at end of period	$30.056	$28.371	$22.203	$25.217	$20.529	$19.628	$20.419	$19.839	$16.616	$14.507
Number of Accumulation Units outstanding at end of period (in thousands)	15	22	27	29	20	14	13	10	8	11
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.214	$22.091	$25.102	$20.447	$19.559	$20.357	$19.788	$16.582	$14.485	$15.632
Accumulation Unit Value at end of period	$29.875	$28.214	$22.091	$25.102	$20.447	$19.559	$20.357	$19.788	$16.582	$14.485
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	11	5	28	37	32	4	9
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.748	$21.759	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417	$15.583
Accumulation Unit Value at end of period	$29.338	$27.748	$21.759	$24.762	$20.200	$19.352	$20.172	$19.637	$16.481	$14.417
Number of Accumulation Units outstanding at end of period (in thousands)	2	5	5	3	3	3	6	5	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Global Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$28.101	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418	$12.747
Accumulation Unit Value at end of period	$36.044	$28.101	$21.129	$23.628	$18.280	$18.479	$17.576	$17.474	$13.759	$11.418
Number of Accumulation Units outstanding at end of period (in thousands)	890	1,011	1,204	1,317	1,522	1,788	2,059	2,602	4,656	5,871
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.301	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227	$12.552
Accumulation Unit Value at end of period	$34.966	$27.301	$20.558	$23.025	$17.840	$18.061	$17.205	$17.130	$13.508	$11.227
Number of Accumulation Units outstanding at end of period (in thousands)	297	348	441	524	629	800	958	1,299	1,823	2,371
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$27.057	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171	$12.496
Accumulation Unit Value at end of period	$34.636	$27.057	$20.385	$22.842	$17.707	$17.935	$17.094	$17.028	$13.434	$11.171
Number of Accumulation Units outstanding at end of period (in thousands)	131	147	185	217	289	348	442	560	774	1,021
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.287	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306
Accumulation Unit Value at end of period	$33.600	$26.287	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984
Number of Accumulation Units outstanding at end of period (in thousands)	136	169	206	246	303	447	424	548	870	1,088
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.287	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984	$12.306
Accumulation Unit Value at end of period	$33.600	$26.287	$19.835	$22.258	$17.281	$17.530	$16.732	$16.693	$13.190	$10.984
Number of Accumulation Units outstanding at end of period (in thousands)	136	169	206	246	303	447	424	548	870	1,088
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.794	$24.782	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561
Accumulation Unit Value at end of period	$41.855	$32.794	$24.782	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869
Number of Accumulation Units outstanding at end of period (in thousands)	210	251	314	452	538	738	913	1,302	1,875	2,389

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.794	$24.782	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869	$15.561
Accumulation Unit Value at end of period	$41.855	$32.794	$24.782	$27.852	$21.656	$22.001	$21.031	$21.013	$16.629	$13.869
Number of Accumulation Units outstanding at end of period (in thousands)	210	251	314	452	538	738	913	1,302	1,875	2,389
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.387	$19.194	$21.583	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779	$12.100
Accumulation Unit Value at end of period	$32.385	$25.387	$19.194	$21.583	$16.790	$17.066	$16.322	$16.316	$12.918	$10.779
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	22	44	38	42	40	58	86	106
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.949	$24.179	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674	$15.365
Accumulation Unit Value at end of period	$40.714	$31.949	$24.179	$27.215	$21.192	$21.562	$20.643	$20.656	$16.371	$13.674
Number of Accumulation Units outstanding at end of period (in thousands)	34	43	42	47	65	73	77	115	155	197
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948
Accumulation Unit Value at end of period	$31.503	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628
Number of Accumulation Units outstanding at end of period (in thousands)	393	420	466	502	546	651	706	652	582	723
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628	$11.948
Accumulation Unit Value at end of period	$31.503	$24.733	$18.727	$21.089	$16.430	$16.726	$16.021	$16.039	$12.718	$10.628
Number of Accumulation Units outstanding at end of period (in thousands)	393	420	466	502	546	651	706	652	582	723
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.507	$17.050	$19.211	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711	$10.922
Accumulation Unit Value at end of period	$28.653	$22.507	$17.050	$19.211	$14.974	$15.251	$14.615	$14.639	$11.614	$9.711
Number of Accumulation Units outstanding at end of period (in thousands)	502	601	666	772	849	1,067	965	980	875	854
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.150	$16.796	$18.943	$14.781	$15.069	$14.455	$14.494	$11.510	$9.633	$10.846
Accumulation Unit Value at end of period	$28.170	$22.150	$16.796	$18.943	$14.781	$15.069	$14.455	$14.494	$11.510	$9.633
Number of Accumulation Units outstanding at end of period (in thousands)	10	4	10	11	15	18	21	22	23	26
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.562	$24.704	$27.876	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218	$16.017
Accumulation Unit Value at end of period	$41.392	$32.562	$24.704	$27.876	$21.762	$22.197	$21.304	$21.371	$16.979	$14.218
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	20	21	19	26	22	25	26	28
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.382	$24.580	$27.750	$21.674	$22.119	$21.239	$21.317	$16.945	$14.196	$16.000
Accumulation Unit Value at end of period	$41.143	$32.382	$24.580	$27.750	$21.674	$22.119	$21.239	$21.317	$16.945	$14.196
Number of Accumulation Units outstanding at end of period (in thousands)	14	16	25	27	31	35	26	32	7	12
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.847	$24.211	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131	$15.950
Accumulation Unit Value at end of period	$40.403	$31.847	$24.211	$27.374	$21.412	$21.884	$21.046	$21.154	$16.841	$14.131
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	1	1	1	1	1	3

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Global Small Capitalization Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.155	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766	$16.060
Accumulation Unit Value at end of period	$33.358	$26.155	$20.228	$23.001	$18.584	$18.514	$18.781	$18.706	$14.832	$12.766
Number of Accumulation Units outstanding at end of period (in thousands)	655	754	916	1,003	1,182	1,423	1,717	2,194	2,827	3,605
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.411	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552	$15.815
Accumulation Unit Value at end of period	$32.360	$25.411	$19.682	$22.414	$18.136	$18.095	$18.384	$18.338	$14.562	$12.552
Number of Accumulation Units outstanding at end of period (in thousands)	156	182	235	293	375	460	621	871	1,265	1,628
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.184	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490	$15.744
Accumulation Unit Value at end of period	$32.055	$25.184	$19.516	$22.236	$18.001	$17.969	$18.265	$18.229	$14.483	$12.490
Number of Accumulation Units outstanding at end of period (in thousands)	74	87	102	126	151	193	256	330	489	604
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.467	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504
Accumulation Unit Value at end of period	$31.096	$24.467	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281
Number of Accumulation Units outstanding at end of period (in thousands)	66	83	104	134	159	234	236	316	401	518
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.467	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281	$15.504
Accumulation Unit Value at end of period	$31.096	$24.467	$18.989	$21.668	$17.567	$17.563	$17.879	$17.870	$14.219	$12.281
Number of Accumulation Units outstanding at end of period (in thousands)	66	83	104	134	159	234	236	316	401	518
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.088	$24.941	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610
Accumulation Unit Value at end of period	$40.720	$32.088	$24.941	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	142	174	220	292	380	502	665	909	1,230	1,616
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.088	$24.941	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301	$20.610
Accumulation Unit Value at end of period	$40.720	$32.088	$24.941	$28.502	$23.143	$23.172	$23.625	$23.648	$18.845	$16.301
Number of Accumulation Units outstanding at end of period (in thousands)	142	174	220	292	380	502	665	909	1,230	1,616
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.629	$18.375	$21.010	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052	$15.245
Accumulation Unit Value at end of period	$29.971	$23.629	$18.375	$21.010	$17.068	$17.098	$17.441	$17.467	$13.926	$12.052
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	11	12	17	19	22	29	43	57
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.261	$24.334	$27.851	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072	$20.351
Accumulation Unit Value at end of period	$39.611	$31.261	$24.334	$27.851	$22.648	$22.710	$23.189	$23.247	$18.553	$16.072
Number of Accumulation Units outstanding at end of period (in thousands)	19	21	23	30	35	41	46	65	87	105

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054
Accumulation Unit Value at end of period	$29.154	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883
Number of Accumulation Units outstanding at end of period (in thousands)	181	216	239	249	260	297	323	332	362	496
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883	$15.054
Accumulation Unit Value at end of period	$29.154	$23.020	$17.928	$20.529	$16.703	$16.757	$17.119	$17.170	$13.710	$11.883
Number of Accumulation Units outstanding at end of period (in thousands)	181	216	239	249	260	297	323	332	362	496
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.541	$17.564	$20.123	$16.380	$16.441	$16.805	$16.863	$13.472	$11.682	$14.807
Accumulation Unit Value at end of period	$28.533	$22.541	$17.564	$20.123	$16.380	$16.441	$16.805	$16.863	$13.472	$11.682
Number of Accumulation Units outstanding at end of period (in thousands)	267	315	347	396	442	522	542	564	514	620
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.183	$17.303	$19.843	$16.168	$16.245	$16.621	$16.696	$13.351	$11.589	$14.704
Accumulation Unit Value at end of period	$28.052	$22.183	$17.303	$19.843	$16.168	$16.245	$16.621	$16.696	$13.351	$11.589
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	5	6	7	12	17	24	28
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.805	$23.259	$26.687	$21.756	$21.870	$22.387	$22.499	$18.001	$15.633	$19.845
Accumulation Unit Value at end of period	$37.672	$29.805	$23.259	$26.687	$21.756	$21.870	$22.387	$22.499	$18.001	$15.633
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	6	8	8	10	7	9
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.640	$23.142	$26.566	$21.668	$21.793	$22.319	$22.442	$17.964	$15.609	$19.824
Accumulation Unit Value at end of period	$37.444	$29.640	$23.142	$26.566	$21.668	$21.793	$22.319	$22.442	$17.964	$15.609
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	7	6	24	5	27	3	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.151	$22.794	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537	$19.762
Accumulation Unit Value at end of period	$36.771	$29.151	$22.794	$26.206	$21.407	$21.562	$22.116	$22.271	$17.854	$15.537
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	1	1	—	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.744	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051	$9.617
Accumulation Unit Value at end of period	$38.492	$25.744	$20.023	$20.417	$16.187	$15.038	$14.314	$13.418	$10.490	$9.051
Number of Accumulation Units outstanding at end of period (in thousands)	5,726	6,702	7,966	9,195	10,718	12,771	15,548	19,797	32,370	40,931
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.011	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899	$9.470
Accumulation Unit Value at end of period	$37.340	$25.011	$19.482	$19.895	$15.797	$14.698	$14.011	$13.154	$10.299	$8.899
Number of Accumulation Units outstanding at end of period (in thousands)	1,838	2,233	2,769	3,388	4,292	5,377	7,055	10,032	14,683	19,488

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.787	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855	$9.428
Accumulation Unit Value at end of period	$36.988	$24.787	$19.318	$19.737	$15.680	$14.596	$13.921	$13.075	$10.243	$8.855
Number of Accumulation Units outstanding at end of period (in thousands)	851	1,018	1,240	1,515	1,894	2,321	2,902	3,765	5,407	6,895
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.082	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284
Accumulation Unit Value at end of period	$35.881	$24.082	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	1,427	1,711	2,060	2,562	3,135	3,831	4,583	6,060	8,123	10,441
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.082	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707	$9.284
Accumulation Unit Value at end of period	$35.881	$24.082	$18.796	$19.233	$15.302	$14.265	$13.626	$12.818	$10.056	$8.707
Number of Accumulation Units outstanding at end of period (in thousands)	1,427	1,711	2,060	2,562	3,135	3,831	4,583	6,060	8,123	10,441
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.535	$26.214	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104
Accumulation Unit Value at end of period	$49.892	$33.535	$26.214	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	1,748	2,279	2,812	3,675	4,652	6,057	7,786	10,691	15,439	20,322
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.535	$26.214	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271	$13.104
Accumulation Unit Value at end of period	$49.892	$33.535	$26.214	$26.864	$21.405	$19.985	$19.118	$18.011	$14.152	$12.271
Number of Accumulation Units outstanding at end of period (in thousands)	1,748	2,279	2,812	3,675	4,652	6,057	7,786	10,691	15,439	20,322
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.257	$18.189	$18.649	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544	$9.129
Accumulation Unit Value at end of period	$34.584	$23.257	$18.189	$18.649	$14.867	$13.888	$13.292	$12.529	$9.849	$8.544
Number of Accumulation Units outstanding at end of period (in thousands)	143	175	217	251	373	430	502	669	945	1,176
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.670	$25.576	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099	$12.940
Accumulation Unit Value at end of period	$48.532	$32.670	$25.576	$26.249	$20.947	$19.587	$18.765	$17.705	$13.932	$12.099
Number of Accumulation Units outstanding at end of period (in thousands)	218	279	324	398	453	538	596	727	1,057	1,365
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015
Accumulation Unit Value at end of period	$33.641	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424
Number of Accumulation Units outstanding at end of period (in thousands)	1,715	1,990	2,205	2,462	2,721	3,056	3,480	3,531	3,262	3,975
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424	$9.015
Accumulation Unit Value at end of period	$33.641	$22.657	$17.746	$18.223	$14.549	$13.611	$13.047	$12.316	$9.696	$8.424
Number of Accumulation Units outstanding at end of period (in thousands)	1,715	1,990	2,205	2,462	2,721	3,056	3,480	3,531	3,262	3,975
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.562	$17.680	$18.164	$14.509	$13.580	$13.024	$12.301	$9.689	$8.422	$9.017
Accumulation Unit Value at end of period	$33.482	$22.562	$17.680	$18.164	$14.509	$13.580	$13.024	$12.301	$9.689	$8.422
Number of Accumulation Units outstanding at end of period (in thousands)	4,428	5,077	5,605	6,111	6,596	7,296	7,815	7,685	6,410	6,019

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.203	$17.417	$17.911	$14.322	$13.418	$12.882	$12.178	$9.602	$8.355	$8.954
Accumulation Unit Value at end of period	$32.918	$22.203	$17.417	$17.911	$14.322	$13.418	$12.882	$12.178	$9.602	$8.355
Number of Accumulation Units outstanding at end of period (in thousands)	58	72	95	107	127	162	192	247	220	282
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$40.036	$31.421	$32.329	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126	$16.218
Accumulation Unit Value at end of period	$59.325	$40.036	$31.421	$32.329	$25.863	$24.244	$23.285	$22.025	$17.374	$15.126
Number of Accumulation Units outstanding at end of period (in thousands)	86	115	130	142	141	149	158	142	134	131
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.814	$31.262	$32.182	$25.758	$24.158	$23.214	$21.969	$17.339	$15.102	$16.201
Accumulation Unit Value at end of period	$58.968	$39.814	$31.262	$32.182	$25.758	$24.158	$23.214	$21.969	$17.339	$15.102
Number of Accumulation Units outstanding at end of period (in thousands)	39	42	51	63	65	91	86	80	34	43
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.157	$30.793	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032	$16.150
Accumulation Unit Value at end of period	$57.908	$39.157	$30.793	$31.746	$25.447	$23.902	$23.003	$21.801	$17.233	$15.032
Number of Accumulation Units outstanding at end of period (in thousands)	21	21	23	25	28	27	26	20	17	13

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® Growth-Income Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$31.151	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990	$12.423
Accumulation Unit Value at end of period	$34.774	$31.151	$25.119	$26.015	$21.621	$19.720	$19.771	$18.177	$13.849	$11.990
Number of Accumulation Units outstanding at end of period (in thousands)	4,565	5,082	5,888	6,700	7,621	9,031	10,884	14,058	22,603	28,337
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.264	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789	$12.233
Accumulation Unit Value at end of period	$33.734	$30.264	$24.441	$25.350	$21.101	$19.274	$19.353	$17.819	$13.597	$11.789
Number of Accumulation Units outstanding at end of period (in thousands)	1,350	1,588	1,888	2,371	2,955	3,781	5,018	7,080	10,530	13,974
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.994	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731	$12.179
Accumulation Unit Value at end of period	$33.416	$29.994	$24.235	$25.149	$20.944	$19.140	$19.228	$17.713	$13.522	$11.731
Number of Accumulation Units outstanding at end of period (in thousands)	716	790	933	1,174	1,456	1,756	2,194	2,919	3,994	5,123
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.140	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993
Accumulation Unit Value at end of period	$32.416	$29.140	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	927	1,124	1,358	1,696	2,008	2,416	3,050	3,985	5,443	6,928
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.140	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535	$11.993
Accumulation Unit Value at end of period	$32.416	$29.140	$23.580	$24.507	$20.439	$18.707	$18.821	$17.364	$13.276	$11.535
Number of Accumulation Units outstanding at end of period (in thousands)	927	1,124	1,358	1,696	2,008	2,416	3,050	3,985	5,443	6,928

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.921	$22.628	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648
Accumulation Unit Value at end of period	$31.013	$27.921	$22.628	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185
Number of Accumulation Units outstanding at end of period (in thousands)	1,959	2,402	2,972	3,836	4,864	6,288	7,994	10,975	15,619	20,022
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.921	$22.628	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185	$11.648
Accumulation Unit Value at end of period	$31.013	$27.921	$22.628	$23.552	$19.673	$18.033	$18.170	$16.788	$12.855	$11.185
Number of Accumulation Units outstanding at end of period (in thousands)	1,959	2,402	2,972	3,836	4,864	6,288	7,994	10,975	15,619	20,022
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.142	$22.819	$23.763	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319	$11.793
Accumulation Unit Value at end of period	$31.243	$28.142	$22.819	$23.763	$19.858	$18.212	$18.359	$16.972	$13.002	$11.319
Number of Accumulation Units outstanding at end of period (in thousands)	89	107	156	193	268	303	355	482	660	808
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.201	$22.077	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028	$11.501
Accumulation Unit Value at end of period	$30.168	$27.201	$22.077	$23.014	$19.252	$17.673	$17.834	$16.503	$12.656	$11.028
Number of Accumulation Units outstanding at end of period (in thousands)	219	256	300	344	430	484	547	717	1,042	1,281
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645
Accumulation Unit Value at end of period	$30.392	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160
Number of Accumulation Units outstanding at end of period (in thousands)	1,310	1,506	1,674	1,858	2,037	2,272	2,566	2,640	2,451	2,803
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160	$11.645
Accumulation Unit Value at end of period	$30.392	$27.417	$22.264	$23.219	$19.433	$17.849	$18.020	$16.684	$12.801	$11.160
Number of Accumulation Units outstanding at end of period (in thousands)	1,310	1,506	1,674	1,858	2,037	2,272	2,566	2,640	2,451	2,803
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.594	$22.419	$23.393	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278	$11.773
Accumulation Unit Value at end of period	$30.573	$27.594	$22.419	$23.393	$19.589	$18.001	$18.183	$16.842	$12.929	$11.278
Number of Accumulation Units outstanding at end of period (in thousands)	2,752	3,045	3,342	3,675	4,053	4,399	4,854	4,794	4,042	3,760
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.156	$22.085	$23.068	$19.335	$17.786	$17.984	$16.675	$12.813	$11.188	$11.691
Accumulation Unit Value at end of period	$30.058	$27.156	$22.085	$23.068	$19.335	$17.786	$17.984	$16.675	$12.813	$11.188
Number of Accumulation Units outstanding at end of period (in thousands)	53	72	90	102	127	173	195	240	203	240
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.966	$26.823	$28.031	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636	$14.256
Accumulation Unit Value at end of period	$36.471	$32.966	$26.823	$28.031	$23.508	$21.634	$21.886	$20.303	$15.609	$13.636
Number of Accumulation Units outstanding at end of period (in thousands)	71	85	100	107	105	105	122	116	113	120
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.784	$26.688	$27.904	$23.413	$21.558	$21.819	$20.251	$15.577	$13.615	$14.241
Accumulation Unit Value at end of period	$36.251	$32.784	$26.688	$27.904	$23.413	$21.558	$21.819	$20.251	$15.577	$13.615
Number of Accumulation Units outstanding at end of period (in thousands)	47	51	62	58	56	84	95	73	33	45

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.243	$26.287	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552	$14.197
Accumulation Unit Value at end of period	$35.599	$32.243	$26.287	$27.526	$23.130	$21.329	$21.621	$20.097	$15.481	$13.552
Number of Accumulation Units outstanding at end of period (in thousands)	45	43	49	58	60	55	54	32	23	24

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® International Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.643	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384	$12.276
Accumulation Unit Value at end of period	$19.769	$17.643	$14.604	$17.100	$13.162	$12.931	$13.776	$14.394	$12.037	$10.384
Number of Accumulation Units outstanding at end of period (in thousands)	2,127	2,352	2,807	2,975	3,568	4,132	4,731	5,694	7,611	9,449
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.141	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210	$12.089
Accumulation Unit Value at end of period	$19.178	$17.141	$14.209	$16.663	$12.845	$12.639	$13.485	$14.111	$11.818	$10.210
Number of Accumulation Units outstanding at end of period (in thousands)	492	581	715	850	1,076	1,339	1,752	2,366	3,460	4,532
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.988	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159	$12.035
Accumulation Unit Value at end of period	$18.997	$16.988	$14.089	$16.531	$12.749	$12.551	$13.398	$14.027	$11.753	$10.159
Number of Accumulation Units outstanding at end of period (in thousands)	257	292	335	427	519	643	805	926	1,410	1,744
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.504	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852
Accumulation Unit Value at end of period	$18.429	$16.504	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989
Number of Accumulation Units outstanding at end of period (in thousands)	305	347	404	451	536	666	779	1,020	1,353	1,737
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.504	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989	$11.852
Accumulation Unit Value at end of period	$18.429	$16.504	$13.709	$16.109	$12.442	$12.267	$13.115	$13.751	$11.539	$9.989
Number of Accumulation Units outstanding at end of period (in thousands)	305	347	404	451	536	666	779	1,020	1,353	1,737
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.965	$17.440	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259
Accumulation Unit Value at end of period	$23.374	$20.965	$17.440	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842
Number of Accumulation Units outstanding at end of period (in thousands)	559	682	846	1,013	1,284	1,614	2,063	2,706	3,837	4,966
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.965	$17.440	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842	$15.259
Accumulation Unit Value at end of period	$23.374	$20.965	$17.440	$20.524	$15.876	$15.676	$16.784	$17.625	$14.813	$12.842
Number of Accumulation Units outstanding at end of period (in thousands)	559	682	846	1,013	1,284	1,614	2,063	2,706	3,837	4,966
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.939	$13.266	$15.620	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803	$11.654
Accumulation Unit Value at end of period	$17.762	$15.939	$13.266	$15.620	$12.089	$11.942	$12.793	$13.441	$11.301	$9.803
Number of Accumulation Units outstanding at end of period (in thousands)	27	30	47	55	73	89	97	118	147	192

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.424	$17.016	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662	$15.068
Accumulation Unit Value at end of period	$22.737	$20.424	$17.016	$20.054	$15.537	$15.363	$16.474	$17.326	$14.583	$12.662
Number of Accumulation Units outstanding at end of period (in thousands)	65	75	78	90	102	112	128	149	205	227
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508
Accumulation Unit Value at end of period	$17.278	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665
Number of Accumulation Units outstanding at end of period (in thousands)	462	520	597	613	670	719	757	766	847	1,041
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665	$11.508
Accumulation Unit Value at end of period	$17.278	$15.528	$12.943	$15.262	$11.830	$11.704	$12.557	$13.212	$11.126	$9.665
Number of Accumulation Units outstanding at end of period (in thousands)	462	520	597	613	670	719	757	766	847	1,041
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.082	$11.744	$13.856	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801	$10.483
Accumulation Unit Value at end of period	$15.662	$14.082	$11.744	$13.856	$10.745	$10.636	$11.416	$12.018	$10.126	$8.801
Number of Accumulation Units outstanding at end of period (in thousands)	1,257	1,347	1,482	1,665	1,753	1,893	2,003	2,086	1,769	1,712
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.859	$11.569	$13.663	$10.606	$10.509	$11.291	$11.899	$10.035	$8.731	$10.410
Accumulation Unit Value at end of period	$15.398	$13.859	$11.569	$13.663	$10.606	$10.509	$11.291	$11.899	$10.035	$8.731
Number of Accumulation Units outstanding at end of period (in thousands)	15	17	20	22	34	37	48	50	53	63
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.769	$17.347	$20.496	$15.918	$15.780	$16.964	$17.885	$15.091	$13.136	$15.671
Accumulation Unit Value at end of period	$23.063	$20.769	$17.347	$20.496	$15.918	$15.780	$16.964	$17.885	$15.091	$13.136
Number of Accumulation Units outstanding at end of period (in thousands)	15	16	18	23	22	23	30	33	34	33
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.654	$17.259	$20.403	$15.854	$15.724	$16.912	$17.840	$15.060	$13.116	$15.655
Accumulation Unit Value at end of period	$22.924	$20.654	$17.259	$20.403	$15.854	$15.724	$16.912	$17.840	$15.060	$13.116
Number of Accumulation Units outstanding at end of period (in thousands)	17	18	18	20	21	20	17	18	9	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.313	$17.000	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055	$15.606
Accumulation Unit Value at end of period	$22.512	$20.313	$17.000	$20.126	$15.662	$15.558	$16.758	$17.704	$14.968	$13.055
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	5	7	9	11	11	8	11

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
American Funds Insurance Series® New World Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.605	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737	$25.694
Accumulation Unit Value at end of period	$40.830	$33.605	$26.467	$31.318	$24.609	$23.780	$24.973	$27.572	$25.180	$21.737
Number of Accumulation Units outstanding at end of period (in thousands)	351	403	524	572	641	765	910	1,040	2,225	2,847

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$32.649	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374	$25.302
Accumulation Unit Value at end of period	$39.608	$32.649	$25.753	$30.518	$24.016	$23.243	$24.445	$27.029	$24.721	$21.374
Number of Accumulation Units outstanding at end of period (in thousands)	79	94	137	175	218	277	375	529	758	981
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$32.357	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268	$25.189
Accumulation Unit Value at end of period	$39.235	$32.357	$25.535	$30.276	$23.837	$23.081	$24.288	$26.868	$24.586	$21.268
Number of Accumulation Units outstanding at end of period (in thousands)	45	56	71	96	125	152	200	246	376	463
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$31.436	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805
Accumulation Unit Value at end of period	$38.061	$31.436	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912
Number of Accumulation Units outstanding at end of period (in thousands)	56	70	80	95	121	131	168	205	265	348
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.436	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912	$24.805
Accumulation Unit Value at end of period	$38.061	$31.436	$24.846	$29.503	$23.263	$22.559	$23.774	$26.340	$24.139	$20.912
Number of Accumulation Units outstanding at end of period (in thousands)	56	70	80	95	121	131	168	205	265	348
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.304	$25.570	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836
Accumulation Unit Value at end of period	$39.053	$32.304	$25.570	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748
Number of Accumulation Units outstanding at end of period (in thousands)	138	171	222	284	353	444	603	839	1,270	1,676
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.304	$25.570	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748	$25.836
Accumulation Unit Value at end of period	$39.053	$32.304	$25.570	$30.408	$24.013	$23.321	$24.614	$27.312	$25.067	$21.748
Number of Accumulation Units outstanding at end of period (in thousands)	138	171	222	284	353	444	603	839	1,270	1,676
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.360	$24.043	$28.607	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522	$24.391
Accumulation Unit Value at end of period	$36.685	$30.360	$24.043	$28.607	$22.602	$21.962	$23.191	$25.745	$23.641	$20.522
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	7	12	13	17	21	26	42	57
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.471	$24.948	$29.713	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443	$25.512
Accumulation Unit Value at end of period	$37.989	$31.471	$24.948	$29.713	$23.500	$22.857	$24.160	$26.848	$24.678	$21.443
Number of Accumulation Units outstanding at end of period (in thousands)	41	44	49	46	49	52	59	89	111	126
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085
Accumulation Unit Value at end of period	$35.685	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234
Number of Accumulation Units outstanding at end of period (in thousands)	122	150	169	177	189	204	224	249	230	296
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234	$24.085
Accumulation Unit Value at end of period	$35.685	$29.577	$23.458	$27.953	$22.119	$21.524	$22.763	$25.308	$23.275	$20.234
Number of Accumulation Units outstanding at end of period (in thousands)	122	150	169	177	189	204	224	249	230	296

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.341	$23.283	$27.758	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153	$24.001
Accumulation Unit Value at end of period	$35.383	$29.341	$23.283	$27.758	$21.975	$21.395	$22.638	$25.182	$23.170	$20.153
Number of Accumulation Units outstanding at end of period (in thousands)	238	286	324	372	353	402	435	471	446	486
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.875	$22.936	$27.372	$21.691	$21.140	$22.390	$24.931	$22.962	$19.992	$23.833
Accumulation Unit Value at end of period	$34.786	$28.875	$22.936	$27.372	$21.691	$21.140	$22.390	$24.931	$22.962	$19.992
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	6	7	10	11	12	12
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.178	$16.831	$20.095	$15.933	$15.536	$16.463	$18.340	$16.900	$14.722	$17.559
Accumulation Unit Value at end of period	$25.501	$21.178	$16.831	$20.095	$15.933	$15.536	$16.463	$18.340	$16.900	$14.722
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	9	14	11	14	17	24	22	21
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.061	$16.746	$20.004	$15.869	$15.481	$16.413	$18.294	$16.866	$14.699	$17.541
Accumulation Unit Value at end of period	$25.347	$21.061	$16.746	$20.004	$15.869	$15.481	$16.413	$18.294	$16.866	$14.699
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	9	10	11	14	13	7	11
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.713	$16.494	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631	$17.486
Accumulation Unit Value at end of period	$24.891	$20.713	$16.494	$19.733	$15.677	$15.317	$16.263	$18.154	$16.763	$14.631
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
BlackRock Large Cap Focus Growth V.I. Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$32.411	$24.843	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739	$10.661
Accumulation Unit Value at end of period	$45.804	$32.411	$24.843	$24.530	$19.258	$18.157	$17.977	$16.017	$12.165	$10.739
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	2	2	2	3	3
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$31.556	$24.224	$23.955	$18.835	$17.784	$17.635	$15.735	$11.969	$10.582	$10.521
Accumulation Unit Value at end of period	$44.529	$31.556	$24.224	$23.955	$18.835	$17.784	$17.635	$15.735	$11.969	$10.582
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$31.276	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530	$10.475
Accumulation Unit Value at end of period	$44.112	$31.276	$24.021	$23.766	$18.696	$17.662	$17.522	$15.643	$11.905	$10.530
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	3
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$30.451	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337
Accumulation Unit Value at end of period	$42.884	$30.451	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	4	5

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.451	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376	$10.337
Accumulation Unit Value at end of period	$42.884	$30.451	$23.423	$23.209	$18.285	$17.299	$17.189	$15.368	$11.713	$10.376
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	4	5
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.672	$22.857	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210
Accumulation Unit Value at end of period	$41.724	$29.672	$22.857	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	3	4	4	9	13	18
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.672	$22.857	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232	$10.210
Accumulation Unit Value at end of period	$41.724	$29.672	$22.857	$22.683	$17.897	$16.958	$16.875	$15.110	$11.534	$10.232
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	3	4	4	9	13	18
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.409	$22.666	$22.504	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182	$10.165
Accumulation Unit Value at end of period	$41.333	$29.409	$22.666	$22.504	$17.765	$16.841	$16.767	$15.021	$11.471	$10.182
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	3
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.907	$22.301	$22.164	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089	$10.082
Accumulation Unit Value at end of period	$40.587	$28.907	$22.301	$22.164	$17.514	$16.620	$16.563	$14.853	$11.355	$10.089
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	5	5	5	7
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.650	$22.115	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037
Accumulation Unit Value at end of period	$40.207	$28.650	$22.115	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	2	2	2	2
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.650	$22.115	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039	$10.037
Accumulation Unit Value at end of period	$40.207	$28.650	$22.115	$21.989	$17.385	$16.506	$16.457	$14.766	$11.294	$10.039
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	3	3	2	2	2	2
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$41.387	$31.962	$31.797	$25.151	$23.891	$23.833	$21.394	$16.371	$14.561	$14.565
Accumulation Unit Value at end of period	$58.052	$41.387	$31.962	$31.797	$25.151	$23.891	$23.833	$21.394	$16.371	$14.561
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.971	$21.622	$21.532	$17.049	$16.211	$16.188	$14.546	$11.142	$9.920	$9.932
Accumulation Unit Value at end of period	$39.194	$27.971	$21.622	$21.532	$17.049	$16.211	$16.188	$14.546	$11.142	$9.920
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$40.704	$31.481	$31.366	$24.847	$23.638	$23.616	$21.231	$16.271	$14.493	$14.519
Accumulation Unit Value at end of period	$57.008	$40.704	$31.481	$31.366	$24.847	$23.638	$23.616	$21.231	$16.271	$14.493
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$40.478	$31.323	$31.223	$24.747	$23.554	$23.544	$21.177	$16.238	$14.471	$14.504
Accumulation Unit Value at end of period	$56.664	$40.478	$31.323	$31.223	$24.747	$23.554	$23.544	$21.177	$16.238	$14.471
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$39.810	$30.852	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404	$14.458
Accumulation Unit Value at end of period	$55.646	$39.810	$30.852	$30.800	$24.448	$23.305	$23.330	$21.016	$16.138	$14.404
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Flex Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.145	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798	$11.537
Accumulation Unit Value at end of period	$37.243	$26.145	$20.275	$19.995	$16.022	$16.781	$16.355	$15.678	$11.599	$10.798
Number of Accumulation Units outstanding at end of period (in thousands)	123	181	197	192	231	277	334	409	947	1,285
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.570	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688	$11.437
Accumulation Unit Value at end of period	$36.369	$25.570	$19.858	$19.614	$15.740	$16.511	$16.115	$15.472	$11.464	$10.688
Number of Accumulation Units outstanding at end of period (in thousands)	32	38	48	52	71	93	195	167	283	374
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.381	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651	$11.403
Accumulation Unit Value at end of period	$36.082	$25.381	$19.722	$19.489	$15.647	$16.421	$16.036	$15.403	$11.419	$10.651
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	27	39	48	51	60	75	94	100
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.822	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304
Accumulation Unit Value at end of period	$35.235	$24.822	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	36	17	29	39	43	84	105	147
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.822	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542	$11.304
Accumulation Unit Value at end of period	$35.235	$24.822	$19.316	$19.117	$15.372	$16.157	$15.801	$15.201	$11.285	$10.542
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	36	17	29	39	43	84	105	147
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.276	$18.920	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205
Accumulation Unit Value at end of period	$34.408	$24.276	$18.920	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435
Number of Accumulation Units outstanding at end of period (in thousands)	81	101	114	130	158	210	276	415	559	774
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.276	$18.920	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435	$11.205
Accumulation Unit Value at end of period	$34.408	$24.276	$18.920	$18.752	$15.101	$15.896	$15.570	$15.000	$11.153	$10.435
Number of Accumulation Units outstanding at end of period (in thousands)	81	101	114	130	158	210	276	415	559	774
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.097	$18.789	$18.632	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399	$11.173
Accumulation Unit Value at end of period	$34.136	$24.097	$18.789	$18.632	$15.012	$15.810	$15.494	$14.934	$11.110	$10.399
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	6	13	13	22	20	21	54	59

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.742	$18.531	$18.395	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328	$11.108
Accumulation Unit Value at end of period	$33.600	$23.742	$18.531	$18.395	$14.835	$15.640	$15.342	$14.803	$11.023	$10.328
Number of Accumulation Units outstanding at end of period (in thousands)	8	6	3	3	4	6	9	32	30	28
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075
Accumulation Unit Value at end of period	$33.335	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	42	32	33	26	26	38	40	62	57	32
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293	$11.075
Accumulation Unit Value at end of period	$33.335	$23.566	$18.403	$18.277	$14.748	$15.555	$15.267	$14.738	$10.980	$10.293
Number of Accumulation Units outstanding at end of period (in thousands)	42	32	33	26	26	38	40	62	57	32
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.392	$18.276	$18.160	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258	$11.043
Accumulation Unit Value at end of period	$33.072	$23.392	$18.276	$18.160	$14.661	$15.471	$15.192	$14.673	$10.937	$10.258
Number of Accumulation Units outstanding at end of period (in thousands)	122	113	137	90	101	142	157	136	113	80
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.047	$18.025	$17.929	$14.488	$15.304	$15.043	$14.544	$10.852	$10.188	$10.979
Accumulation Unit Value at end of period	$32.552	$23.047	$18.025	$17.929	$14.488	$15.304	$15.043	$14.544	$10.852	$10.188
Number of Accumulation Units outstanding at end of period (in thousands)	7	1	1	1	2	2	2	2	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.764	$24.072	$23.955	$19.368	$20.469	$20.130	$19.471	$14.536	$13.654	$14.721
Accumulation Unit Value at end of period	$43.430	$30.764	$24.072	$23.955	$19.368	$20.469	$20.130	$19.471	$14.536	$13.654
Number of Accumulation Units outstanding at end of period (in thousands)	11	—	11	2	—	3	2	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.594	$23.951	$23.846	$19.290	$20.397	$20.069	$19.422	$14.506	$13.632	$14.705
Accumulation Unit Value at end of period	$43.168	$30.594	$23.951	$23.846	$19.290	$20.397	$20.069	$19.422	$14.506	$13.632
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.089	$23.591	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569	$14.659
Accumulation Unit Value at end of period	$42.392	$30.089	$23.591	$23.523	$19.057	$20.181	$19.886	$19.274	$14.417	$13.569
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Global Real Estate VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.211	$20.123	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516	$15.650
Accumulation Unit Value at end of period	$22.520	$24.211	$20.123	$21.956	$20.215	$20.451	$20.683	$18.292	$18.184	$14.516
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	23	26	29	32	37	40	50	51

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.522	$19.580	$21.395	$19.728	$19.988	$20.246	$17.932	$17.853	$14.274	$15.412
Accumulation Unit Value at end of period	$21.846	$23.522	$19.580	$21.395	$19.728	$19.988	$20.246	$17.932	$17.853	$14.274
Number of Accumulation Units outstanding at end of period (in thousands)	8	9	12	12	15	16	21	25	42	45
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.312	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203	$15.343
Accumulation Unit Value at end of period	$21.640	$23.312	$19.415	$21.225	$19.581	$19.849	$20.115	$17.825	$17.756	$14.203
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	9	19	19	19	20	21	22
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.648	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109
Accumulation Unit Value at end of period	$20.993	$22.648	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	5	6	11	7	9
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.648	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965	$15.109
Accumulation Unit Value at end of period	$20.993	$22.648	$18.891	$20.683	$19.110	$19.401	$19.690	$17.475	$17.432	$13.965
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	5	5	5	6	11	7	9
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.873	$18.280	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264
Accumulation Unit Value at end of period	$20.234	$21.873	$20.092	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	4	4	4
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.053	$20.092	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010	$16.264
Accumulation Unit Value at end of period	$22.261	$24.053	$20.092	$22.032	$20.387	$20.728	$21.068	$18.726	$18.709	$15.010
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	1	4	4	4
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.873	$18.280	$20.055	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704	$14.856
Accumulation Unit Value at end of period	$20.234	$21.873	$18.280	$20.055	$18.567	$18.887	$19.207	$17.080	$17.073	$13.704
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	1	1	2
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.432	$19.603	$21.528	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799	$16.060
Accumulation Unit Value at end of period	$21.655	$23.432	$19.603	$21.528	$19.950	$20.314	$20.679	$18.408	$18.418	$14.799
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	5	6	5	6	7	5	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.308	$17.835	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670
Accumulation Unit Value at end of period	$19.682	$21.308	$17.835	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	2
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.308	$17.835	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512	$14.670
Accumulation Unit Value at end of period	$19.682	$21.308	$17.835	$19.597	$18.169	$18.510	$18.852	$16.790	$16.808	$13.512
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	1	1	1	2
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.849	$17.459	$19.193	$17.804	$18.147	$18.492	$16.477	$16.503	$13.273	$14.418
Accumulation Unit Value at end of period	$19.248	$20.849	$17.459	$19.193	$17.804	$18.147	$18.492	$16.477	$16.503	$13.273
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	—	1	1	1	1	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.803	$17.438	$19.189	$17.818	$18.180	$18.543	$16.540	$16.582	$13.351	$14.517
Accumulation Unit Value at end of period	$19.186	$20.803	$17.438	$19.189	$17.818	$18.180	$18.543	$16.540	$16.582	$13.351
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	1	1	4	5	4	4
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.505	$17.197	$18.933	$17.589	$17.955	$18.323	$16.351	$16.402	$13.212	$14.373
Accumulation Unit Value at end of period	$18.902	$20.505	$17.197	$18.933	$17.589	$17.955	$18.323	$16.351	$16.402	$13.212
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.391	$17.110	$18.847	$17.518	$17.891	$18.268	$16.310	$16.368	$13.192	$14.358
Accumulation Unit Value at end of period	$18.788	$20.391	$17.110	$18.847	$17.518	$17.891	$18.268	$16.310	$16.368	$13.192
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.055	$16.853	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130	$14.313
Accumulation Unit Value at end of period	$18.450	$20.055	$16.853	$18.592	$17.307	$17.702	$18.101	$16.186	$16.268	$13.130
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	1	1	1	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.637	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283	$16.176
Accumulation Unit Value at end of period	$24.389	$24.637	$21.592	$22.950	$21.284	$18.987	$20.778	$20.202	$18.034	$16.283
Number of Accumulation Units outstanding at end of period (in thousands)	2,487	2,808	3,195	3,599	4,130	5,178	6,576	8,366	18,783	23,140
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.992	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048	$15.967
Accumulation Unit Value at end of period	$23.716	$23.992	$21.058	$22.417	$20.821	$18.601	$20.387	$19.851	$17.747	$16.048
Number of Accumulation Units outstanding at end of period (in thousands)	1,064	1,209	1,139	1,440	2,165	2,330	3,239	4,576	6,674	8,744
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$23.781	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971	$15.898
Accumulation Unit Value at end of period	$23.495	$23.781	$20.884	$22.242	$20.669	$18.474	$20.258	$19.736	$17.653	$15.971
Number of Accumulation Units outstanding at end of period (in thousands)	367	428	505	605	768	947	1,155	1,424	1,948	2,524
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.159	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693
Accumulation Unit Value at end of period	$22.847	$23.159	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741
Number of Accumulation Units outstanding at end of period (in thousands)	504	578	698	889	1,049	1,294	1,620	2,093	2,696	3,390
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.159	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741	$15.693
Accumulation Unit Value at end of period	$22.847	$23.159	$20.368	$21.725	$20.219	$18.100	$19.877	$19.393	$17.373	$15.741
Number of Accumulation Units outstanding at end of period (in thousands)	504	578	698	889	1,049	1,294	1,620	2,093	2,696	3,390
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.565	$19.875	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498
Accumulation Unit Value at end of period	$22.227	$22.565	$19.875	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522
Number of Accumulation Units outstanding at end of period (in thousands)	1,423	1,735	2,159	2,745	3,530	4,594	6,285	8,173	11,221	15,448
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.565	$19.875	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522	$15.498
Accumulation Unit Value at end of period	$22.227	$22.565	$19.875	$21.231	$19.789	$17.741	$19.512	$19.066	$17.106	$15.522
Number of Accumulation Units outstanding at end of period (in thousands)	1,423	1,735	2,159	2,745	3,530	4,594	6,285	8,173	11,221	15,448
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.366	$19.710	$21.065	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447	$15.431
Accumulation Unit Value at end of period	$22.020	$22.366	$19.710	$21.065	$19.644	$17.620	$19.389	$18.955	$17.015	$15.447
Number of Accumulation Units outstanding at end of period (in thousands)	43	57	74	84	108	141	212	289	395	454
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.983	$19.392	$20.746	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304	$15.304
Accumulation Unit Value at end of period	$21.621	$21.983	$19.392	$20.746	$19.366	$17.388	$19.152	$18.743	$16.840	$15.304
Number of Accumulation Units outstanding at end of period (in thousands)	60	83	103	140	152	194	221	295	399	455
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237
Accumulation Unit Value at end of period	$21.420	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231
Number of Accumulation Units outstanding at end of period (in thousands)	499	619	674	721	799	888	1,083	1,195	1,044	1,096

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231	$15.237
Accumulation Unit Value at end of period	$21.420	$21.790	$19.231	$20.584	$19.224	$17.269	$19.031	$18.634	$16.751	$15.231
Number of Accumulation Units outstanding at end of period (in thousands)	499	619	674	721	799	888	1,083	1,195	1,044	1,096
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.616	$19.087	$20.440	$19.100	$17.166	$18.927	$18.541	$16.676	$15.170	$15.184
Accumulation Unit Value at end of period	$21.239	$21.616	$19.087	$20.440	$19.100	$17.166	$18.927	$18.541	$16.676	$15.170
Number of Accumulation Units outstanding at end of period (in thousands)	1,722	1,930	2,120	2,374	2,553	2,775	3,125	3,059	2,506	2,263
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.273	$18.803	$20.156	$18.853	$16.961	$18.720	$18.356	$16.526	$15.049	$15.078
Accumulation Unit Value at end of period	$20.881	$21.273	$18.803	$20.156	$18.853	$16.961	$18.720	$18.356	$16.526	$15.049
Number of Accumulation Units outstanding at end of period (in thousands)	36	40	43	53	59	77	92	117	99	100
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.780	$19.261	$20.658	$19.332	$17.401	$19.215	$18.851	$16.980	$15.470	$15.508
Accumulation Unit Value at end of period	$21.369	$21.780	$19.261	$20.658	$19.332	$17.401	$19.215	$18.851	$16.980	$15.470
Number of Accumulation Units outstanding at end of period (in thousands)	37	54	69	75	102	119	117	102	83	81
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.660	$19.164	$20.564	$19.254	$17.339	$19.156	$18.803	$16.945	$15.446	$15.491
Accumulation Unit Value at end of period	$21.240	$21.660	$19.164	$20.564	$19.254	$17.339	$19.156	$18.803	$16.945	$15.446
Number of Accumulation Units outstanding at end of period (in thousands)	14	13	13	13	17	22	30	28	18	60
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.302	$18.876	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374	$15.443
Accumulation Unit Value at end of period	$20.858	$21.302	$18.876	$20.285	$19.021	$17.155	$18.982	$18.659	$16.841	$15.374
Number of Accumulation Units outstanding at end of period (in thousands)	28	28	29	31	39	30	28	18	9	4

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Large Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.021	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807	$11.161
Accumulation Unit Value at end of period	$38.424	$27.021	$20.423	$21.082	$16.739	$17.337	$16.695	$15.100	$11.940	$10.807
Number of Accumulation Units outstanding at end of period (in thousands)	238	294	339	386	483	583	660	816	1,436	1,754
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.314	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651	$11.016
Accumulation Unit Value at end of period	$37.362	$26.314	$19.918	$20.593	$16.374	$16.985	$16.381	$14.838	$11.750	$10.651
Number of Accumulation Units outstanding at end of period (in thousands)	104	138	167	224	274	343	443	590	884	1,219
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.083	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600	$10.969
Accumulation Unit Value at end of period	$37.015	$26.083	$19.753	$20.432	$16.255	$16.869	$16.277	$14.751	$11.687	$10.600
Number of Accumulation Units outstanding at end of period (in thousands)	40	53	64	82	97	111	146	187	232	293

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.401	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827
Accumulation Unit Value at end of period	$35.993	$25.401	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447
Number of Accumulation Units outstanding at end of period (in thousands)	49	50	60	72	89	175	225	164	216	294
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.401	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447	$10.827
Accumulation Unit Value at end of period	$35.993	$25.401	$19.265	$19.957	$15.901	$16.527	$15.971	$14.495	$11.502	$10.447
Number of Accumulation Units outstanding at end of period (in thousands)	49	50	60	72	89	175	225	164	216	294
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.748	$18.799	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692
Accumulation Unit Value at end of period	$35.016	$24.748	$18.799	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302
Number of Accumulation Units outstanding at end of period (in thousands)	173	202	251	331	459	629	707	876	1,195	1,626
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.748	$18.799	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302	$10.692
Accumulation Unit Value at end of period	$35.016	$24.748	$18.799	$19.503	$15.563	$16.199	$15.678	$14.251	$11.325	$10.302
Number of Accumulation Units outstanding at end of period (in thousands)	173	202	251	331	459	629	707	876	1,195	1,626
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.531	$18.643	$19.351	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252	$10.646
Accumulation Unit Value at end of period	$34.691	$24.531	$18.643	$19.351	$15.449	$16.089	$15.579	$14.168	$11.265	$10.252
Number of Accumulation Units outstanding at end of period (in thousands)	6	5	9	16	16	18	15	18	15	14
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.110	$18.341	$19.057	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158	$10.558
Accumulation Unit Value at end of period	$34.062	$24.110	$18.341	$19.057	$15.230	$15.876	$15.388	$14.009	$11.149	$10.158
Number of Accumulation Units outstanding at end of period (in thousands)	12	21	17	17	18	23	32	28	31	45
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513
Accumulation Unit Value at end of period	$33.746	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109
Number of Accumulation Units outstanding at end of period (in thousands)	77	89	106	128	135	152	170	164	183	237
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109	$10.513
Accumulation Unit Value at end of period	$33.746	$23.898	$18.189	$18.909	$15.118	$15.768	$15.291	$13.927	$11.090	$10.109
Number of Accumulation Units outstanding at end of period (in thousands)	77	89	106	128	135	152	170	164	183	237
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.708	$18.053	$18.777	$15.020	$15.674	$15.207	$13.858	$11.040	$10.068	$10.476
Accumulation Unit Value at end of period	$33.460	$23.708	$18.053	$18.777	$15.020	$15.674	$15.207	$13.858	$11.040	$10.068
Number of Accumulation Units outstanding at end of period (in thousands)	247	277	297	336	320	478	444	445	364	345
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.331	$17.784	$18.515	$14.826	$15.487	$15.041	$13.720	$10.941	$9.988	$10.403
Accumulation Unit Value at end of period	$32.896	$23.331	$17.784	$18.515	$14.826	$15.487	$15.041	$13.720	$10.941	$9.988
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	6	5	7	8	8

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.142	$23.750	$24.739	$19.820	$20.713	$20.127	$18.368	$14.655	$13.385	$13.948
Accumulation Unit Value at end of period	$43.887	$31.142	$23.750	$24.739	$19.820	$20.713	$20.127	$18.368	$14.655	$13.385
Number of Accumulation Units outstanding at end of period (in thousands)	4	2	2	8	1	6	6	—	1	1
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.970	$23.631	$24.627	$19.740	$20.640	$20.066	$18.322	$14.625	$13.365	$13.934
Accumulation Unit Value at end of period	$43.623	$30.970	$23.631	$24.627	$19.740	$20.640	$20.066	$18.322	$14.625	$13.365
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.459	$23.276	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303	$13.890
Accumulation Unit Value at end of period	$42.839	$30.459	$23.276	$24.293	$19.501	$20.421	$19.883	$18.182	$14.536	$13.303
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	1	2	1	1	1	1	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Global Discovery VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$33.862	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575	$20.518
Accumulation Unit Value at end of period	$31.806	$33.862	$27.694	$31.729	$29.717	$26.946	$28.446	$27.372	$21.816	$19.575
Number of Accumulation Units outstanding at end of period (in thousands)	629	676	775	886	989	1,210	1,413	1,638	3,274	4,369
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.026	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322	$20.284
Accumulation Unit Value at end of period	$30.974	$33.026	$27.051	$31.038	$29.114	$26.439	$27.953	$26.937	$21.502	$19.322
Number of Accumulation Units outstanding at end of period (in thousands)	124	143	191	247	305	384	506	772	1,184	1,618
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$32.752	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239	$20.206
Accumulation Unit Value at end of period	$30.701	$32.752	$26.840	$30.811	$28.916	$26.272	$27.790	$26.794	$21.398	$19.239
Number of Accumulation Units outstanding at end of period (in thousands)	111	137	152	177	203	244	290	354	429	548
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$31.943	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975
Accumulation Unit Value at end of period	$29.898	$31.943	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990
Number of Accumulation Units outstanding at end of period (in thousands)	76	94	119	143	168	201	246	338	463	594
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.943	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990	$19.975
Accumulation Unit Value at end of period	$29.898	$31.943	$26.216	$30.141	$28.329	$25.777	$27.308	$26.368	$21.090	$18.990
Number of Accumulation Units outstanding at end of period (in thousands)	76	94	119	143	168	201	246	338	463	594
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.154	$25.607	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746
Accumulation Unit Value at end of period	$29.116	$31.154	$25.607	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745
Number of Accumulation Units outstanding at end of period (in thousands)	341	388	455	543	680	872	1,084	1,493	2,327	3,277
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.154	$25.607	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745	$19.746
Accumulation Unit Value at end of period	$29.116	$31.154	$25.607	$29.485	$27.754	$25.292	$26.834	$25.950	$20.786	$18.745
Number of Accumulation Units outstanding at end of period (in thousands)	341	388	455	543	680	872	1,084	1,493	2,327	3,277

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.896	$25.407	$29.269	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664	$19.671
Accumulation Unit Value at end of period	$28.860	$30.896	$25.407	$29.269	$27.565	$25.132	$26.678	$25.812	$20.686	$18.664
Number of Accumulation Units outstanding at end of period (in thousands)	21	25	27	31	37	48	60	80	115	142
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.385	$25.012	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502	$19.521
Accumulation Unit Value at end of period	$28.354	$30.385	$25.012	$28.843	$27.191	$24.816	$26.369	$25.538	$20.487	$18.502
Number of Accumulation Units outstanding at end of period (in thousands)	35	41	44	51	53	63	71	91	133	174
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446
Accumulation Unit Value at end of period	$28.105	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422
Number of Accumulation Units outstanding at end of period (in thousands)	91	102	120	153	208	242	262	299	227	283
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422	$19.446
Accumulation Unit Value at end of period	$28.105	$30.133	$24.817	$28.632	$27.006	$24.659	$26.215	$25.402	$20.388	$18.422
Number of Accumulation Units outstanding at end of period (in thousands)	91	102	120	153	208	242	262	299	227	283
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.893	$24.632	$28.432	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349	$19.378
Accumulation Unit Value at end of period	$27.867	$29.893	$24.632	$28.432	$26.831	$24.512	$26.071	$25.275	$20.297	$18.349
Number of Accumulation Units outstanding at end of period (in thousands)	472	538	642	709	773	884	946	878	724	785
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.418	$24.265	$28.037	$26.484	$24.219	$25.786	$25.024	$20.115	$18.203	$19.243
Accumulation Unit Value at end of period	$27.397	$29.418	$24.265	$28.037	$26.484	$24.219	$25.786	$25.024	$20.115	$18.203
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	4	5	8	11	15	15	25
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.243	$16.705	$19.312	$18.251	$16.699	$17.788	$17.271	$13.890	$12.576	$13.301
Accumulation Unit Value at end of period	$18.843	$20.243	$16.705	$19.312	$18.251	$16.699	$17.788	$17.271	$13.890	$12.576
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	30	36	52	63	62	58	49	41
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.131	$16.621	$19.224	$18.178	$16.640	$17.734	$17.227	$13.861	$12.556	$13.287
Accumulation Unit Value at end of period	$18.729	$20.131	$16.621	$19.224	$18.178	$16.640	$17.734	$17.227	$13.861	$12.556
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	5	5	6	10	10	7	13
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.799	$16.371	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498	$13.245
Accumulation Unit Value at end of period	$18.393	$19.799	$16.371	$18.964	$17.958	$16.464	$17.573	$17.096	$13.777	$12.498
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	4	9	13	14	11	10	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Mutual Shares VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$24.964	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676	$14.057
Accumulation Unit Value at end of period	$23.306	$24.964	$20.716	$23.173	$21.754	$19.065	$20.399	$19.370	$15.360	$13.676
Number of Accumulation Units outstanding at end of period (in thousands)	2,297	2,464	2,853	3,168	3,628	4,312	5,064	6,426	9,256	11,729
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.254	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447	$13.842
Accumulation Unit Value at end of period	$22.608	$24.254	$20.157	$22.581	$21.230	$18.634	$19.968	$18.988	$15.081	$13.447
Number of Accumulation Units outstanding at end of period (in thousands)	422	474	587	736	902	1,136	1,553	2,206	3,396	4,627
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.037	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380	$13.781
Accumulation Unit Value at end of period	$22.395	$24.037	$19.987	$22.401	$21.072	$18.505	$19.839	$18.875	$14.999	$13.380
Number of Accumulation Units outstanding at end of period (in thousands)	417	457	511	606	732	843	995	1,197	1,649	2,091
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$23.353	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571
Accumulation Unit Value at end of period	$21.725	$23.353	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156
Number of Accumulation Units outstanding at end of period (in thousands)	452	484	579	705	840	993	1,201	1,577	2,221	2,868
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.353	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156	$13.571
Accumulation Unit Value at end of period	$21.725	$23.353	$19.447	$21.829	$20.565	$18.086	$19.420	$18.504	$14.725	$13.156
Number of Accumulation Units outstanding at end of period (in thousands)	452	484	579	705	840	993	1,201	1,577	2,221	2,868
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.622	$19.701	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913
Accumulation Unit Value at end of period	$21.942	$23.622	$19.701	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	934	1,117	1,360	1,663	2,114	2,616	3,312	4,452	6,395	8,438
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.622	$19.701	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468	$13.913
Accumulation Unit Value at end of period	$21.942	$23.622	$19.701	$22.147	$20.895	$18.405	$19.791	$18.886	$15.052	$13.468
Number of Accumulation Units outstanding at end of period (in thousands)	934	1,117	1,360	1,663	2,114	2,616	3,312	4,452	6,395	8,438
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.554	$18.819	$21.166	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911	$13.344
Accumulation Unit Value at end of period	$20.939	$22.554	$18.819	$21.166	$19.980	$17.607	$18.943	$18.086	$14.422	$12.911
Number of Accumulation Units outstanding at end of period (in thousands)	66	70	83	92	116	144	177	220	308	369
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.013	$19.221	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279	$13.739
Accumulation Unit Value at end of period	$21.344	$23.013	$19.221	$21.641	$20.448	$18.038	$19.426	$18.565	$14.819	$13.279
Number of Accumulation Units outstanding at end of period (in thousands)	64	85	97	128	144	168	187	239	337	387
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176
Accumulation Unit Value at end of period	$20.369	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730
Number of Accumulation Units outstanding at end of period (in thousands)	396	501	604	689	756	793	886	873	760	889

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730	$13.176
Accumulation Unit Value at end of period	$20.369	$21.972	$18.361	$20.682	$19.553	$17.256	$18.594	$17.779	$14.198	$12.730
Number of Accumulation Units outstanding at end of period (in thousands)	396	501	604	689	756	793	886	873	760	889
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.655	$18.942	$21.347	$20.191	$17.829	$19.220	$18.387	$14.691	$13.178	$13.648
Accumulation Unit Value at end of period	$20.992	$22.655	$18.942	$21.347	$20.191	$17.829	$19.220	$18.387	$14.691	$13.178
Number of Accumulation Units outstanding at end of period (in thousands)	953	1,055	1,180	1,337	1,519	1,659	1,862	1,770	1,339	1,295
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.296	$18.660	$21.050	$19.930	$17.616	$19.010	$18.204	$14.559	$13.073	$13.552
Accumulation Unit Value at end of period	$20.638	$22.296	$18.660	$21.050	$19.930	$17.616	$19.010	$18.204	$14.559	$13.073
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	39	52	61	68	76	82	65	64
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.502	$18.842	$21.266	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247	$13.739
Accumulation Unit Value at end of period	$20.818	$22.502	$18.842	$21.266	$20.145	$17.815	$19.234	$18.428	$14.746	$13.247
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	57	68	88	84	99	78	84	79
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.377	$18.747	$21.170	$20.063	$17.752	$19.175	$18.381	$14.715	$13.226	$13.725
Accumulation Unit Value at end of period	$20.693	$22.377	$18.747	$21.170	$20.063	$17.752	$19.175	$18.381	$14.715	$13.226
Number of Accumulation Units outstanding at end of period (in thousands)	19	18	20	21	21	24	27	22	18	25
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.008	$18.465	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165	$13.682
Accumulation Unit Value at end of period	$20.321	$22.008	$18.465	$20.883	$19.821	$17.564	$19.000	$18.241	$14.625	$13.165
Number of Accumulation Units outstanding at end of period (in thousands)	14	14	16	18	20	20	21	21	15	15

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Rising Dividends VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$34.374	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086	$14.476
Accumulation Unit Value at end of period	$39.192	$34.374	$27.055	$28.990	$24.458	$21.439	$22.632	$21.173	$16.606	$15.086
Number of Accumulation Units outstanding at end of period (in thousands)	1,678	1,925	2,309	2,656	3,212	3,935	4,645	5,783	8,939	10,804
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$33.525	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891	$14.311
Accumulation Unit Value at end of period	$38.166	$33.525	$26.426	$28.359	$23.962	$21.035	$22.239	$20.837	$16.366	$14.891
Number of Accumulation Units outstanding at end of period (in thousands)	409	481	602	796	986	1,222	1,673	2,394	3,410	4,625
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$33.247	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826	$14.256
Accumulation Unit Value at end of period	$37.831	$33.247	$26.220	$28.152	$23.799	$20.902	$22.110	$20.726	$16.288	$14.826
Number of Accumulation Units outstanding at end of period (in thousands)	182	212	235	278	350	394	475	623	815	1,038
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$32.426	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093
Accumulation Unit Value at end of period	$36.841	$32.426	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635
Number of Accumulation Units outstanding at end of period (in thousands)	148	197	240	287	355	415	508	685	938	1,211

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$32.426	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635	$14.093
Accumulation Unit Value at end of period	$36.841	$32.426	$25.611	$27.539	$23.316	$20.509	$21.726	$20.397	$16.053	$14.635
Number of Accumulation Units outstanding at end of period (in thousands)	148	197	240	287	355	415	508	685	938	1,211
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.625	$25.016	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931
Accumulation Unit Value at end of period	$35.877	$31.625	$25.016	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	687	837	1,005	1,256	1,582	2,048	2,648	3,554	4,905	6,192
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$31.625	$25.016	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446	$13.931
Accumulation Unit Value at end of period	$35.877	$31.625	$25.016	$26.940	$22.842	$20.122	$21.349	$20.073	$15.822	$14.446
Number of Accumulation Units outstanding at end of period (in thousands)	687	837	1,005	1,256	1,582	2,048	2,648	3,554	4,905	6,192
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$31.362	$24.820	$26.743	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383	$13.878
Accumulation Unit Value at end of period	$35.562	$31.362	$24.820	$26.743	$22.687	$19.995	$21.225	$19.966	$15.745	$14.383
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	25	30	43	61	76	109	160	174
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.844	$24.435	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259	$13.772
Accumulation Unit Value at end of period	$34.939	$30.844	$24.435	$26.353	$22.379	$19.744	$20.978	$19.754	$15.594	$14.259
Number of Accumulation Units outstanding at end of period (in thousands)	39	58	64	80	93	102	116	167	196	212
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719
Accumulation Unit Value at end of period	$34.631	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197
Number of Accumulation Units outstanding at end of period (in thousands)	270	308	343	386	425	472	560	633	599	568
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197	$13.719
Accumulation Unit Value at end of period	$34.631	$30.588	$24.244	$26.161	$22.226	$19.619	$20.856	$19.649	$15.519	$14.197
Number of Accumulation Units outstanding at end of period (in thousands)	270	308	343	386	425	472	560	633	599	568
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.344	$24.063	$25.978	$22.082	$19.501	$20.742	$19.551	$15.449	$14.140	$13.671
Accumulation Unit Value at end of period	$34.338	$30.344	$24.063	$25.978	$22.082	$19.501	$20.742	$19.551	$15.449	$14.140
Number of Accumulation Units outstanding at end of period (in thousands)	856	958	1,040	1,152	1,330	1,406	1,518	1,510	1,155	992
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.862	$23.704	$25.617	$21.797	$19.269	$20.515	$19.356	$15.310	$14.028	$13.576
Accumulation Unit Value at end of period	$33.759	$29.862	$23.704	$25.617	$21.797	$19.269	$20.515	$19.356	$15.310	$14.028
Number of Accumulation Units outstanding at end of period (in thousands)	11	19	21	28	30	34	39	48	53	50
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.606	$24.307	$26.281	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435	$13.977
Accumulation Unit Value at end of period	$34.583	$30.606	$24.307	$26.281	$22.373	$19.788	$21.078	$19.898	$15.747	$14.435
Number of Accumulation Units outstanding at end of period (in thousands)	22	27	35	36	37	37	43	39	55	43

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.437	$24.184	$26.162	$22.283	$19.718	$21.014	$19.847	$15.715	$14.412	$13.962
Accumulation Unit Value at end of period	$34.374	$30.437	$24.184	$26.162	$22.283	$19.718	$21.014	$19.847	$15.715	$14.412
Number of Accumulation Units outstanding at end of period (in thousands)	5	8	8	9	7	10	16	16	6	12
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.934	$23.821	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346	$13.918
Accumulation Unit Value at end of period	$33.756	$29.934	$23.821	$25.807	$22.014	$19.509	$20.823	$19.696	$15.618	$14.346
Number of Accumulation Units outstanding at end of period (in thousands)	12	13	14	13	16	10	10	8	4	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small Cap Value VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.171	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220	$9.745
Accumulation Unit Value at end of period	$19.826	$19.171	$15.433	$18.018	$16.563	$12.940	$14.212	$14.374	$10.731	$9.220
Number of Accumulation Units outstanding at end of period (in thousands)	314	350	426	458	533	630	718	913	846	1,224
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.821	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161	$9.697
Accumulation Unit Value at end of period	$19.435	$18.821	$15.174	$17.742	$16.334	$12.781	$14.058	$14.239	$10.647	$9.161
Number of Accumulation Units outstanding at end of period (in thousands)	41	51	73	103	144	120	145	269	325	408
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.706	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141	$9.681
Accumulation Unit Value at end of period	$19.306	$18.706	$15.089	$17.651	$16.258	$12.728	$14.007	$14.194	$10.619	$9.141
Number of Accumulation Units outstanding at end of period (in thousands)	22	22	31	41	50	52	64	89	103	120
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.364	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633
Accumulation Unit Value at end of period	$18.925	$18.364	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083
Number of Accumulation Units outstanding at end of period (in thousands)	61	64	70	80	155	53	64	103	141	95
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.364	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083	$9.633
Accumulation Unit Value at end of period	$18.925	$18.364	$14.836	$17.381	$16.033	$12.571	$13.855	$14.061	$10.535	$9.083
Number of Accumulation Units outstanding at end of period (in thousands)	61	64	70	80	155	53	64	103	141	95
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.029	$14.587	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586
Accumulation Unit Value at end of period	$18.552	$18.029	$14.587	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025
Number of Accumulation Units outstanding at end of period (in thousands)	111	127	144	193	252	215	290	408	421	628
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$18.029	$14.587	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025	$9.586
Accumulation Unit Value at end of period	$18.552	$18.029	$14.587	$17.115	$15.812	$12.415	$13.704	$13.929	$10.452	$9.025
Number of Accumulation Units outstanding at end of period (in thousands)	111	127	144	193	252	215	290	408	421	628
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.919	$14.505	$17.028	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005	$9.570
Accumulation Unit Value at end of period	$18.429	$17.919	$14.505	$17.028	$15.739	$12.364	$13.654	$13.886	$10.424	$9.005
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	8	5	8	12	31	24

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.700	$14.342	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967	$9.539
Accumulation Unit Value at end of period	$18.186	$17.700	$14.342	$16.853	$15.593	$12.262	$13.555	$13.799	$10.369	$8.967
Number of Accumulation Units outstanding at end of period (in thousands)	4	10	12	18	21	21	19	34	26	32
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523
Accumulation Unit Value at end of period	$18.066	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	39	56	64	104	136	91	90	115	100	124
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948	$9.523
Accumulation Unit Value at end of period	$18.066	$17.592	$14.261	$16.767	$15.521	$12.211	$13.506	$13.755	$10.342	$8.948
Number of Accumulation Units outstanding at end of period (in thousands)	39	56	64	104	136	91	90	115	100	124
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.484	$14.181	$16.681	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928	$9.508
Accumulation Unit Value at end of period	$17.946	$17.484	$14.181	$16.681	$15.449	$12.161	$13.457	$13.712	$10.314	$8.928
Number of Accumulation Units outstanding at end of period (in thousands)	201	222	270	292	348	200	206	205	217	157
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.270	$14.022	$16.510	$15.306	$12.061	$13.359	$13.626	$10.260	$8.890	$9.476
Accumulation Unit Value at end of period	$17.709	$17.270	$14.022	$16.510	$15.306	$12.061	$13.359	$13.626	$10.260	$8.890
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	4	—	—	2	3	2
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.320	$24.630	$29.015	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671	$16.712
Accumulation Unit Value at end of period	$31.075	$30.320	$24.630	$29.015	$26.913	$21.216	$23.512	$23.995	$18.076	$15.671
Number of Accumulation Units outstanding at end of period (in thousands)	2	15	15	12	9	2	2	2	—	1
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.153	$24.506	$28.883	$26.804	$21.141	$23.441	$23.934	$18.039	$15.646	$16.695
Accumulation Unit Value at end of period	$30.888	$30.153	$24.506	$28.883	$26.804	$21.141	$23.441	$23.934	$18.039	$15.646
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	3	3	3	2	2	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$29.655	$24.137	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574	$16.642
Accumulation Unit Value at end of period	$30.332	$29.655	$24.137	$28.492	$26.480	$20.917	$23.227	$23.752	$17.929	$15.574
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Small-Mid Cap Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.394	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908	$8.452
Accumulation Unit Value at end of period	$26.522	$17.394	$13.461	$14.469	$12.123	$11.837	$12.369	$11.706	$8.618	$7.908
Number of Accumulation Units outstanding at end of period (in thousands)	850	1,094	1,321	1,498	1,757	2,053	2,436	3,121	4,256	5,232

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.899	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776	$8.323
Accumulation Unit Value at end of period	$25.729	$16.899	$13.097	$14.099	$11.831	$11.569	$12.107	$11.476	$8.461	$7.776
Number of Accumulation Units outstanding at end of period (in thousands)	247	307	393	483	589	730	972	1,376	1,861	2,428
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.748	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737	$8.286
Accumulation Unit Value at end of period	$25.486	$16.748	$12.987	$13.987	$11.743	$11.489	$12.029	$11.407	$8.415	$7.737
Number of Accumulation Units outstanding at end of period (in thousands)	134	165	203	255	300	368	451	563	894	1,137
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.271	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159
Accumulation Unit Value at end of period	$24.724	$16.271	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607
Number of Accumulation Units outstanding at end of period (in thousands)	243	276	343	394	508	702	777	1,032	1,219	1,649
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.271	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607	$8.159
Accumulation Unit Value at end of period	$24.724	$16.271	$12.636	$13.630	$11.460	$11.229	$11.774	$11.183	$8.262	$7.607
Number of Accumulation Units outstanding at end of period (in thousands)	243	276	343	394	508	702	777	1,032	1,219	1,649
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.225	$21.174	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838
Accumulation Unit Value at end of period	$41.305	$27.225	$21.174	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882
Number of Accumulation Units outstanding at end of period (in thousands)	193	250	321	399	550	684	883	1,252	1,660	2,207
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.225	$21.174	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882	$13.838
Accumulation Unit Value at end of period	$41.305	$27.225	$21.174	$22.874	$19.261	$18.901	$19.849	$18.880	$13.970	$12.882
Number of Accumulation Units outstanding at end of period (in thousands)	193	250	321	399	550	684	883	1,252	1,660	2,207
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.714	$12.228	$13.216	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465	$8.023
Accumulation Unit Value at end of period	$23.829	$15.714	$12.228	$13.216	$11.134	$10.932	$11.486	$10.930	$8.091	$7.465
Number of Accumulation Units outstanding at end of period (in thousands)	13	14	16	34	43	60	67	96	137	173
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.522	$20.659	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702	$13.664
Accumulation Unit Value at end of period	$40.180	$26.522	$20.659	$22.351	$18.849	$18.524	$19.483	$18.559	$13.753	$12.702
Number of Accumulation Units outstanding at end of period (in thousands)	29	34	38	40	45	57	67	136	174	192
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922
Accumulation Unit Value at end of period	$23.180	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361
Number of Accumulation Units outstanding at end of period (in thousands)	277	332	403	469	508	544	578	685	597	679
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361	$7.922
Accumulation Unit Value at end of period	$23.180	$15.309	$11.930	$12.914	$10.896	$10.714	$11.274	$10.745	$7.966	$7.361
Number of Accumulation Units outstanding at end of period (in thousands)	277	332	403	469	508	544	578	685	597	679
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.119	$11.788	$12.766	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299	$7.859
Accumulation Unit Value at end of period	$22.881	$15.119	$11.788	$12.766	$10.777	$10.602	$11.162	$10.643	$7.895	$7.299
Number of Accumulation Units outstanding at end of period (in thousands)	566	617	667	768	856	961	1,034	1,103	925	944

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.879	$11.612	$12.589	$10.637	$10.475	$11.039	$10.537	$7.824	$7.240	$7.805
Accumulation Unit Value at end of period	$22.495	$14.879	$11.612	$12.589	$10.637	$10.475	$11.039	$10.537	$7.824	$7.240
Number of Accumulation Units outstanding at end of period (in thousands)	26	21	22	26	28	30	37	46	59	59
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.186	$25.914	$28.106	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214	$17.486
Accumulation Unit Value at end of period	$50.149	$33.186	$25.914	$28.106	$23.762	$23.411	$24.684	$23.573	$17.512	$16.214
Number of Accumulation Units outstanding at end of period (in thousands)	20	8	5	5	7	9	9	22	22	25
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.002	$25.783	$27.979	$23.666	$23.329	$24.609	$23.513	$17.476	$16.189	$17.468
Accumulation Unit Value at end of period	$49.846	$33.002	$25.783	$27.979	$23.666	$23.329	$24.609	$23.513	$17.476	$16.189
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	5	6	7	7	7	7	5	6
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.457	$25.396	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114	$17.413
Accumulation Unit Value at end of period	$48.950	$32.457	$25.396	$27.600	$23.380	$23.082	$24.385	$23.334	$17.369	$16.114
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	4	3	4	3	4	3	5

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Franklin Strategic Income VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.269	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360	$18.170
Accumulation Unit Value at end of period	$22.716	$22.269	$20.895	$21.667	$21.042	$19.771	$20.865	$20.782	$20.419	$18.360
Number of Accumulation Units outstanding at end of period (in thousands)	1,070	1,165	1,289	1,441	1,618	1,976	2,467	2,975	6,673	7,843
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.636	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053	$17.893
Accumulation Unit Value at end of period	$22.036	$21.636	$20.331	$21.114	$20.536	$19.324	$20.424	$20.374	$20.048	$18.053
Number of Accumulation Units outstanding at end of period (in thousands)	255	295	350	415	541	725	965	1,348	2,120	2,607
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.442	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964	$17.814
Accumulation Unit Value at end of period	$21.829	$21.442	$20.159	$20.946	$20.383	$19.190	$20.293	$20.252	$19.938	$17.964
Number of Accumulation Units outstanding at end of period (in thousands)	168	186	220	273	338	409	519	676	923	1,051
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.832	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542
Accumulation Unit Value at end of period	$21.176	$20.832	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663
Number of Accumulation Units outstanding at end of period (in thousands)	222	247	311	365	454	591	744	952	1,250	1,498
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.832	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663	$17.542
Accumulation Unit Value at end of period	$21.176	$20.832	$19.615	$20.412	$19.892	$18.756	$19.864	$19.854	$19.576	$17.663
Number of Accumulation Units outstanding at end of period (in thousands)	222	247	311	365	454	591	744	952	1,250	1,498
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.048	$19.847	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964
Accumulation Unit Value at end of period	$21.363	$21.048	$19.847	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061
Number of Accumulation Units outstanding at end of period (in thousands)	511	615	788	1,034	1,284	1,647	2,188	2,930	4,885	5,582

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.048	$19.847	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061	$17.964
Accumulation Unit Value at end of period	$21.363	$21.048	$19.847	$20.685	$20.188	$19.064	$20.220	$20.241	$19.987	$18.061
Number of Accumulation Units outstanding at end of period (in thousands)	511	615	788	1,034	1,284	1,647	2,188	2,930	4,885	5,582
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.119	$18.981	$19.792	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334	$17.249
Accumulation Unit Value at end of period	$20.410	$20.119	$18.981	$19.792	$19.327	$18.260	$19.376	$19.406	$19.172	$17.334
Number of Accumulation Units outstanding at end of period (in thousands)	19	28	31	38	43	66	91	113	160	160
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.505	$19.365	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808	$17.739
Accumulation Unit Value at end of period	$20.781	$20.505	$19.365	$20.212	$19.756	$18.684	$19.847	$19.897	$19.677	$17.808
Number of Accumulation Units outstanding at end of period (in thousands)	39	48	57	78	86	93	114	162	227	248
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033
Accumulation Unit Value at end of period	$19.854	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091
Number of Accumulation Units outstanding at end of period (in thousands)	372	423	472	510	547	617	653	720	646	674
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091	$17.033
Accumulation Unit Value at end of period	$19.854	$19.600	$18.520	$19.339	$18.913	$17.896	$19.019	$19.076	$18.875	$17.091
Number of Accumulation Units outstanding at end of period (in thousands)	372	423	472	510	547	617	653	720	646	674
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.572	$18.502	$19.330	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134	$17.084
Accumulation Unit Value at end of period	$19.815	$19.572	$18.502	$19.330	$18.914	$17.905	$19.039	$19.106	$18.913	$17.134
Number of Accumulation Units outstanding at end of period (in thousands)	802	851	939	1,011	1,107	1,249	1,437	1,481	1,276	1,154
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.261	$18.226	$19.062	$18.670	$17.692	$18.830	$18.915	$18.744	$16.997	$16.965
Accumulation Unit Value at end of period	$19.481	$19.261	$18.226	$19.062	$18.670	$17.692	$18.830	$18.915	$18.744	$16.997
Number of Accumulation Units outstanding at end of period (in thousands)	18	18	20	21	23	30	34	45	46	51
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.787	$14.947	$15.639	$15.325	$14.530	$15.473	$15.551	$15.417	$13.988	$13.968
Accumulation Unit Value at end of period	$15.960	$15.787	$14.947	$15.639	$15.325	$14.530	$15.473	$15.551	$15.417	$13.988
Number of Accumulation Units outstanding at end of period (in thousands)	29	36	37	34	39	40	53	56	75	74
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.700	$14.871	$15.568	$15.264	$14.479	$15.426	$15.511	$15.386	$13.966	$13.954
Accumulation Unit Value at end of period	$15.863	$15.700	$14.871	$15.568	$15.264	$14.479	$15.426	$15.511	$15.386	$13.966
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	19	25	23	38	37	36	24	44
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.441	$14.648	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901	$13.910
Accumulation Unit Value at end of period	$15.578	$15.441	$14.648	$15.358	$15.079	$14.325	$15.285	$15.393	$15.291	$13.901
Number of Accumulation Units outstanding at end of period (in thousands)	16	16	20	23	31	27	29	23	23	20

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Hartford Ultrashort Bond HLS Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$0.967	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038	$1.056
Accumulation Unit Value at end of period	$0.965	$0.967	$0.957	$0.958	$0.965	$0.972	$0.988	$1.004	$1.021	$1.038
Number of Accumulation Units outstanding at end of period (in thousands)	19,407	21,206	22,996	22,809	27,228	33,690	42,965	57,253	90,101	110,786
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.940	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021	$1.040
Accumulation Unit Value at end of period	$0.936	$0.940	$0.931	$0.934	$0.942	$0.950	$0.967	$0.984	$1.002	$1.021
Number of Accumulation Units outstanding at end of period (in thousands)	3,609	3,453	4,873	5,545	7,063	8,919	13,400	18,850	36,188	44,644
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$0.931	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016	$1.035
Accumulation Unit Value at end of period	$0.927	$0.931	$0.923	$0.926	$0.935	$0.944	$0.960	$0.978	$0.997	$1.016
Number of Accumulation Units outstanding at end of period (in thousands)	3,598	2,975	3,581	3,915	4,534	5,369	5,894	9,836	12,297	17,572
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$0.905	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019
Accumulation Unit Value at end of period	$0.899	$0.905	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	3,515	3,890	4,316	4,936	6,568	7,508	9,427	12,434	18,751	25,260
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.905	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999	$1.019
Accumulation Unit Value at end of period	$0.899	$0.905	$0.898	$0.903	$0.912	$0.922	$0.940	$0.959	$0.979	$0.999
Number of Accumulation Units outstanding at end of period (in thousands)	3,515	3,890	4,316	4,936	6,568	7,508	9,427	12,434	18,751	25,260
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.925	$0.919	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056
Accumulation Unit Value at end of period	$0.918	$0.925	$0.919	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033
Number of Accumulation Units outstanding at end of period (in thousands)	7,218	7,448	9,332	11,251	14,120	19,661	24,269	44,166	61,026	83,313
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.925	$0.919	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033	$1.056
Accumulation Unit Value at end of period	$0.918	$0.925	$0.919	$0.925	$0.937	$0.948	$0.968	$0.989	$1.011	$1.033
Number of Accumulation Units outstanding at end of period (in thousands)	7,218	7,448	9,332	11,251	14,120	19,661	24,269	44,166	61,026	83,313
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.874	$0.869	$0.875	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980	$1.002
Accumulation Unit Value at end of period	$0.867	$0.874	$0.869	$0.875	$0.886	$0.898	$0.917	$0.937	$0.958	$0.980
Number of Accumulation Units outstanding at end of period (in thousands)	1,237	1,339	1,875	984	1,144	1,223	1,310	2,628	3,434	3,885
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.901	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019	$1.043
Accumulation Unit Value at end of period	$0.893	$0.901	$0.897	$0.904	$0.917	$0.929	$0.950	$0.972	$0.995	$1.019
Number of Accumulation Units outstanding at end of period (in thousands)	761	1,005	1,240	1,221	1,152	1,340	1,600	1,988	3,283	3,679
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990
Accumulation Unit Value at end of period	$0.843	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966
Number of Accumulation Units outstanding at end of period (in thousands)	1,847	1,769	2,065	2,197	1,942	2,476	3,094	4,086	6,659	9,911

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966	$0.990
Accumulation Unit Value at end of period	$0.843	$0.851	$0.848	$0.855	$0.867	$0.880	$0.900	$0.921	$0.943	$0.966
Number of Accumulation Units outstanding at end of period (in thousands)	1,847	1,769	2,065	2,197	1,942	2,476	3,094	4,086	6,659	9,911
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$0.845	$0.842	$0.849	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963	$0.986
Accumulation Unit Value at end of period	$0.836	$0.845	$0.842	$0.849	$0.862	$0.875	$0.895	$0.917	$0.939	$0.963
Number of Accumulation Units outstanding at end of period (in thousands)	8,109	8,696	10,461	7,258	7,919	7,943	8,172	8,509	13,434	12,863
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$0.831	$0.829	$0.838	$0.851	$0.864	$0.885	$0.907	$0.931	$0.955	$0.980
Accumulation Unit Value at end of period	$0.822	$0.831	$0.829	$0.838	$0.851	$0.864	$0.885	$0.907	$0.931	$0.955
Number of Accumulation Units outstanding at end of period (in thousands)	88	55	85	99	62	67	157	223	624	718
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.008	$7.994	$8.079	$8.208	$8.344	$8.553	$8.769	$9.000	$9.237	$9.481
Accumulation Unit Value at end of period	$7.915	$8.008	$7.994	$8.079	$8.208	$8.344	$8.553	$8.769	$9.000	$9.237
Number of Accumulation Units outstanding at end of period (in thousands)	30	16	40	16	17	19	11	6	17	30
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.964	$7.954	$8.042	$8.175	$8.314	$8.527	$8.747	$8.982	$9.223	$9.471
Accumulation Unit Value at end of period	$7.867	$7.964	$7.954	$8.042	$8.175	$8.314	$8.527	$8.747	$8.982	$9.223
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	46	3	2	2	2	2	4	21
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$7.833	$7.835	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180	$9.441
Accumulation Unit Value at end of period	$7.726	$7.833	$7.835	$7.933	$8.076	$8.226	$8.449	$8.680	$8.927	$9.180
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	1	2	2	2	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (a)
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.358	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.340	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	28	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.334	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.316	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.316	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	21	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.298	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	—	—	—	—	—	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.298	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	32	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.292	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.280	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.274	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.274	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.268	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.257	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.251	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.245	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.000	$—	$—	$—	$—	$—	$—	$—	$—	$—
Accumulation Unit Value at end of period	$14.227	$—	$—	$—	$—	$—	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. American Franchise Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$25.008	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197	$10.722
Accumulation Unit Value at end of period	$35.000	$25.008	$18.600	$19.630	$15.680	$15.595	$15.106	$14.169	$10.284	$9.197
Number of Accumulation Units outstanding at end of period (in thousands)	165	176	207	232	271	339	430	521	896	485
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.681	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186	$10.720
Accumulation Unit Value at end of period	$34.490	$24.681	$18.384	$19.431	$15.544	$15.483	$15.020	$14.110	$10.256	$9.186
Number of Accumulation Units outstanding at end of period (in thousands)	62	67	87	154	186	207	275	341	465	344
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$24.572	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183	$10.720
Accumulation Unit Value at end of period	$34.322	$24.572	$18.312	$19.365	$15.499	$15.446	$14.992	$14.090	$10.247	$9.183
Number of Accumulation Units outstanding at end of period (in thousands)	37	46	52	66	74	87	126	159	191	109
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$24.251	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718
Accumulation Unit Value at end of period	$33.821	$24.251	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172
Number of Accumulation Units outstanding at end of period (in thousands)	96	115	128	139	145	182	223	296	388	194
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.251	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172	$10.718
Accumulation Unit Value at end of period	$33.821	$24.251	$18.100	$19.169	$15.365	$15.336	$14.907	$14.031	$10.220	$9.172
Number of Accumulation Units outstanding at end of period (in thousands)	96	115	128	139	145	182	223	296	388	194
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.933	$17.889	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$10.716
Accumulation Unit Value at end of period	$33.329	$23.933	$17.889	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161
Number of Accumulation Units outstanding at end of period (in thousands)	98	139	178	220	267	313	438	529	763	1,125
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.933	$17.889	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161	$10.716
Accumulation Unit Value at end of period	$33.329	$23.933	$17.889	$18.975	$15.232	$15.226	$14.822	$13.973	$10.192	$9.161
Number of Accumulation Units outstanding at end of period (in thousands)	98	139	178	220	267	313	438	529	763	1,125

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.828	$17.820	$18.911	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157	$10.715
Accumulation Unit Value at end of period	$33.166	$23.828	$17.820	$18.911	$15.188	$15.189	$14.794	$13.953	$10.183	$9.157
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	8	10	16	18	20	23	31	28
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.619	$17.681	$18.783	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150	$10.713
Accumulation Unit Value at end of period	$32.843	$23.619	$17.681	$18.783	$15.100	$15.117	$14.738	$13.914	$10.165	$9.150
Number of Accumulation Units outstanding at end of period (in thousands)	25	27	21	25	30	40	79	64	67	19
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713
Accumulation Unit Value at end of period	$32.682	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146
Number of Accumulation Units outstanding at end of period (in thousands)	94	97	125	139	149	222	205	118	123	50
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146	$10.713
Accumulation Unit Value at end of period	$32.682	$23.516	$17.613	$18.719	$15.057	$15.081	$14.710	$13.895	$10.156	$9.146
Number of Accumulation Units outstanding at end of period (in thousands)	94	97	125	139	149	222	205	118	123	50
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.413	$17.544	$18.656	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143	$10.712
Accumulation Unit Value at end of period	$32.523	$23.413	$17.544	$18.656	$15.013	$15.045	$14.683	$13.876	$10.147	$9.143
Number of Accumulation Units outstanding at end of period (in thousands)	159	174	190	189	152	193	207	179	161	91
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.208	$17.408	$18.529	$14.926	$14.973	$14.627	$13.837	$10.128	$9.136	$10.711
Accumulation Unit Value at end of period	$32.206	$23.208	$17.408	$18.529	$14.926	$14.973	$14.627	$13.837	$10.128	$9.136
Number of Accumulation Units outstanding at end of period (in thousands)	7	7	8	7	9	10	14	16	19	11
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.106	$17.340	$18.467	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132	$10.710
Accumulation Unit Value at end of period	$32.049	$23.106	$17.340	$18.467	$14.883	$14.937	$14.599	$13.818	$10.119	$9.132
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	13	21	24	52	54	11	11	3
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.106	$17.340	$18.404	$14.840	$14.901	$14.572	$13.798	$10.110	$9.128	$10.709
Accumulation Unit Value at end of period	$32.049	$23.106	$17.273	$18.404	$14.840	$14.901	$14.572	$13.798	$10.110	$9.128
Number of Accumulation Units outstanding at end of period (in thousands)	3	5	2	2	2	2	2	4	3	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.704	$17.072	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118	$10.707
Accumulation Unit Value at end of period	$31.427	$22.704	$17.072	$18.218	$14.712	$14.794	$14.489	$13.741	$10.083	$9.118
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	5	6	5	6	6	2

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$21.929	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486	$11.691
Accumulation Unit Value at end of period	$24.546	$21.929	$17.295	$19.416	$17.450	$16.097	$17.375	$16.342	$12.860	$11.486
Number of Accumulation Units outstanding at end of period (in thousands)	675	784	929	1,031	1,177	1,388	1,620	2,036	1,534	1,892
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.446	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369	$11.589
Accumulation Unit Value at end of period	$23.969	$21.446	$16.940	$19.046	$17.143	$15.837	$17.121	$16.127	$12.710	$11.369
Number of Accumulation Units outstanding at end of period (in thousands)	151	181	218	263	318	404	531	747	1,186	1,887
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.288	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330	$11.555
Accumulation Unit Value at end of period	$23.780	$21.288	$16.823	$18.924	$17.041	$15.752	$17.037	$16.056	$12.660	$11.330
Number of Accumulation Units outstanding at end of period (in thousands)	61	69	76	116	135	167	223	286	389	495
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$20.819	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454
Accumulation Unit Value at end of period	$23.222	$20.819	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215
Number of Accumulation Units outstanding at end of period (in thousands)	99	115	132	147	179	216	239	302	401	509
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.819	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215	$11.454
Accumulation Unit Value at end of period	$23.222	$20.819	$16.477	$18.563	$16.741	$15.498	$16.787	$15.844	$12.512	$11.215
Number of Accumulation Units outstanding at end of period (in thousands)	99	115	132	147	179	216	239	302	401	509
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.361	$16.139	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354
Accumulation Unit Value at end of period	$22.677	$20.361	$16.139	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100
Number of Accumulation Units outstanding at end of period (in thousands)	258	313	416	501	610	794	1,015	1,381	1,939	2,547
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.361	$16.139	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100	$11.354
Accumulation Unit Value at end of period	$22.677	$20.361	$16.139	$18.209	$16.447	$15.248	$16.542	$15.636	$12.366	$11.100
Number of Accumulation Units outstanding at end of period (in thousands)	258	313	416	501	610	794	1,015	1,381	1,939	2,547
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.211	$16.028	$18.092	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062	$11.321
Accumulation Unit Value at end of period	$22.498	$20.211	$16.028	$18.092	$16.350	$15.165	$16.460	$15.567	$12.318	$11.062
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	3	4	14	14	15	15
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.913	$15.807	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987	$11.255
Accumulation Unit Value at end of period	$22.145	$19.913	$15.807	$17.862	$16.157	$15.002	$16.299	$15.430	$12.222	$10.987
Number of Accumulation Units outstanding at end of period (in thousands)	13	15	16	18	19	27	38	46	54	67
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222
Accumulation Unit Value at end of period	$21.970	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949
Number of Accumulation Units outstanding at end of period (in thousands)	109	126	133	158	179	213	248	310	353	457

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949	$11.222
Accumulation Unit Value at end of period	$21.970	$19.766	$15.698	$17.747	$16.062	$14.921	$16.219	$15.362	$12.174	$10.949
Number of Accumulation Units outstanding at end of period (in thousands)	109	126	133	158	179	213	248	310	353	457
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.620	$15.590	$17.634	$15.967	$14.840	$16.140	$15.294	$12.126	$10.912	$11.190
Accumulation Unit Value at end of period	$21.797	$19.620	$15.590	$17.634	$15.967	$14.840	$16.140	$15.294	$12.126	$10.912
Number of Accumulation Units outstanding at end of period (in thousands)	325	353	381	415	455	502	666	710	568	608
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$19.331	$15.376	$17.409	$15.779	$14.680	$15.982	$15.159	$12.031	$10.838	$11.125
Accumulation Unit Value at end of period	$21.454	$19.331	$15.376	$17.409	$15.779	$14.680	$15.982	$15.159	$12.031	$10.838
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	7	16	16	17	9	8
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.485	$18.689	$21.171	$19.199	$17.870	$19.465	$18.472	$14.668	$13.219	$13.576
Accumulation Unit Value at end of period	$26.052	$23.485	$18.689	$21.171	$19.199	$17.870	$19.465	$18.472	$14.668	$13.219
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	5	5	5	5	5	5	5	7
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.355	$18.595	$21.075	$19.121	$17.807	$19.405	$18.425	$14.638	$13.199	$13.562
Accumulation Unit Value at end of period	$25.895	$23.355	$18.595	$21.075	$19.121	$17.807	$19.405	$18.425	$14.638	$13.199
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	2	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.970	$18.316	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138	$13.519
Accumulation Unit Value at end of period	$25.429	$22.970	$18.316	$20.789	$18.891	$17.619	$19.229	$18.285	$14.549	$13.138
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	2	3	—	1	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Money Market Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$9.316	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$9.979	$—	$—
Accumulation Unit Value at end of period	$9.186	$9.316	$9.299	$9.315	$9.421	$9.574	$9.737	$9.902	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2,008	2,005	1,970	1,920	1,905	2,130	1,673	1,902	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.225	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$9.977	$—	$—
Accumulation Unit Value at end of period	$9.082	$9.225	$9.222	$9.251	$9.371	$9.536	$9.714	$9.894	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	424	271	1,152	1,216	466	1,108	998	493	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$9.194	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$9.977	$—	$—
Accumulation Unit Value at end of period	$9.048	$9.194	$9.196	$9.229	$9.354	$9.524	$9.706	$9.891	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	209	200	207	191	242	223	161	221	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$9.104	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—
Accumulation Unit Value at end of period	$8.945	$9.104	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	249	220	302	310	377	342	297	293	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.104	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$9.975	$—	$—
Accumulation Unit Value at end of period	$8.945	$9.104	$9.119	$9.166	$9.304	$9.487	$9.683	$9.882	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	249	220	302	310	377	342	297	293	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$9.014	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—
Accumulation Unit Value at end of period	$8.844	$9.014	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	661	526	694	726	918	1,100	964	1,186	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$9.014	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$9.973	$—	$—
Accumulation Unit Value at end of period	$8.844	$9.014	$9.043	$9.103	$9.254	$9.450	$9.660	$9.873	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	661	526	694	726	918	1,100	964	1,186	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.985	$9.018	$9.082	$9.237	$9.438	$9.652	$9.870	$9.972	$—	$—
Accumulation Unit Value at end of period	$8.811	$8.985	$9.018	$9.082	$9.237	$9.438	$9.652	$9.870	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	64	64	66	71	84	20	21	50	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.926	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.744	$8.926	$8.968	$9.041	$9.204	$9.414	$9.637	$9.864	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	177	116	164	81	76	69	35	39	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.711	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	597	160	187	142	295	332	284	228	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$9.971	$—	$—
Accumulation Unit Value at end of period	$8.711	$8.896	$8.943	$9.020	$9.187	$9.402	$9.629	$9.862	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	597	160	187	142	295	332	284	228	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.867	$8.918	$8.999	$9.171	$9.389	$9.621	$9.859	$9.970	$—	$—
Accumulation Unit Value at end of period	$8.678	$8.867	$8.918	$8.999	$9.171	$9.389	$9.621	$9.859	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1,030	787	1,019	772	1,179	1,130	1,068	442	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$8.809	$8.868	$8.958	$9.138	$9.365	$9.606	$9.853	$9.969	$—	$—
Accumulation Unit Value at end of period	$8.612	$8.809	$8.868	$8.958	$9.138	$9.365	$9.606	$9.853	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	16	12	21	11	13	47	2	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.780	$8.843	$8.938	$9.122	$9.353	$9.598	$9.850	$9.968	$—	$—
Accumulation Unit Value at end of period	$8.580	$8.780	$8.843	$8.938	$9.122	$9.353	$9.598	$9.850	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	1	22	1	3	7	6	3	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.751	$8.819	$8.917	$9.105	$9.341	$9.591	$9.847	$9.967	$—	$—
Accumulation Unit Value at end of period	$8.547	$8.751	$8.819	$8.917	$9.105	$9.341	$9.591	$9.847	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	12	1	2	3	4	15	2	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$8.665	$8.745	$8.856	$9.056	$9.305	$9.568	$9.838	$9.965	$—	$—
Accumulation Unit Value at end of period	$8.450	$8.665	$8.745	$8.856	$9.056	$9.305	$9.568	$9.838	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	47	19	23	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Government Securities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.372	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369	$1.291
Accumulation Unit Value at end of period	$1.433	$1.372	$1.316	$1.331	$1.327	$1.334	$1.352	$1.321	$1.379	$1.369
Number of Accumulation Units outstanding at end of period (in thousands)	22,766	23,682	26,547	29,430	32,680	34,785	33,586	41,146	80,681	91,836
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.335	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348	$1.273
Accumulation Unit Value at end of period	$1.393	$1.335	$1.282	$1.299	$1.297	$1.306	$1.325	$1.297	$1.356	$1.348
Number of Accumulation Units outstanding at end of period (in thousands)	5,579	5,798	7,170	8,701	10,232	12,323	18,178	23,368	36,145	41,476
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.323	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341	$1.267
Accumulation Unit Value at end of period	$1.379	$1.323	$1.271	$1.288	$1.287	$1.296	$1.317	$1.289	$1.349	$1.341
Number of Accumulation Units outstanding at end of period (in thousands)	4,704	4,681	5,298	6,042	6,588	7,197	7,453	9,609	12,480	13,631
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.287	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249
Accumulation Unit Value at end of period	$1.340	$1.287	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	2,391	2,968	3,489	4,231	5,381	6,930	7,994	9,913	14,383	16,807
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.287	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321	$1.249
Accumulation Unit Value at end of period	$1.340	$1.287	$1.238	$1.257	$1.258	$1.269	$1.291	$1.265	$1.326	$1.321
Number of Accumulation Units outstanding at end of period (in thousands)	2,391	2,968	3,489	4,231	5,381	6,930	7,994	9,913	14,383	16,807
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.254	$1.209	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234
Accumulation Unit Value at end of period	$1.304	$1.254	$1.209	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303
Number of Accumulation Units outstanding at end of period (in thousands)	11,080	12,173	15,231	19,032	22,391	28,128	34,759	44,035	60,807	68,451
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.254	$1.209	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303	$1.234
Accumulation Unit Value at end of period	$1.304	$1.254	$1.209	$1.229	$1.232	$1.244	$1.267	$1.244	$1.306	$1.303
Number of Accumulation Units outstanding at end of period (in thousands)	11,080	12,173	15,231	19,032	22,391	28,128	34,759	44,035	60,807	68,451
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.243	$1.198	$1.219	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296	$1.228
Accumulation Unit Value at end of period	$1.291	$1.243	$1.198	$1.219	$1.223	$1.235	$1.259	$1.236	$1.299	$1.296
Number of Accumulation Units outstanding at end of period (in thousands)	258	365	467	576	707	681	750	879	1,143	1,351

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.222	$1.179	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284	$1.219
Accumulation Unit Value at end of period	$1.268	$1.222	$1.179	$1.201	$1.206	$1.219	$1.244	$1.223	$1.286	$1.284
Number of Accumulation Units outstanding at end of period (in thousands)	512	502	761	797	872	1,021	1,257	1,559	1,903	2,217
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213
Accumulation Unit Value at end of period	$1.256	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278
Number of Accumulation Units outstanding at end of period (in thousands)	3,095	3,026	3,340	3,733	4,231	4,563	5,170	6,392	8,181	9,360
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278	$1.213
Accumulation Unit Value at end of period	$1.256	$1.211	$1.169	$1.191	$1.196	$1.211	$1.236	$1.215	$1.278	$1.278
Number of Accumulation Units outstanding at end of period (in thousands)	3,095	3,026	3,340	3,733	4,231	4,563	5,170	6,392	8,181	9,360
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.201	$1.160	$1.183	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273	$1.209
Accumulation Unit Value at end of period	$1.246	$1.201	$1.160	$1.183	$1.189	$1.203	$1.229	$1.209	$1.273	$1.273
Number of Accumulation Units outstanding at end of period (in thousands)	13,519	12,417	11,815	12,493	13,601	13,481	15,441	16,541	18,828	13,087
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.182	$1.143	$1.166	$1.173	$1.189	$1.215	$1.197	$1.261	$1.263	$1.200
Accumulation Unit Value at end of period	$1.225	$1.182	$1.143	$1.166	$1.173	$1.189	$1.215	$1.197	$1.261	$1.263
Number of Accumulation Units outstanding at end of period (in thousands)	47	71	68	122	158	239	297	342	415	579
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.131	$9.802	$10.005	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866	$10.334
Accumulation Unit Value at end of period	$10.490	$10.131	$9.802	$10.005	$10.071	$10.211	$10.444	$10.293	$10.849	$10.866
Number of Accumulation Units outstanding at end of period (in thousands)	29	11	13	16	16	17	23	22	23	18
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$10.075	$9.753	$9.959	$10.030	$10.175	$10.412	$10.267	$10.827	$10.849	$10.324
Accumulation Unit Value at end of period	$10.427	$10.075	$9.753	$9.959	$10.030	$10.175	$10.412	$10.267	$10.827	$10.849
Number of Accumulation Units outstanding at end of period (in thousands)	14	11	5	10	9	9	12	11	6	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$9.908	$9.606	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799	$10.291
Accumulation Unit Value at end of period	$10.239	$9.908	$9.606	$9.824	$9.909	$10.067	$10.317	$10.189	$10.760	$10.799
Number of Accumulation Units outstanding at end of period (in thousands)	29	27	28	29	23	13	13	7	5	11

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. International Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.903	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844	$2.011
Accumulation Unit Value at end of period	$3.253	$2.903	$2.296	$2.747	$2.272	$2.321	$2.418	$2.451	$2.095	$1.844
Number of Accumulation Units outstanding at end of period (in thousands)	4,843	5,423	6,550	7,096	8,586	9,771	11,114	13,347	15,427	19,664

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.824	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816	$1.984
Accumulation Unit Value at end of period	$3.161	$2.824	$2.238	$2.681	$2.220	$2.272	$2.370	$2.406	$2.060	$1.816
Number of Accumulation Units outstanding at end of period (in thousands)	588	673	849	1,070	1,422	1,780	2,798	3,724	4,966	6,368
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.799	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807	$1.974
Accumulation Unit Value at end of period	$3.130	$2.799	$2.218	$2.659	$2.203	$2.256	$2.354	$2.392	$2.048	$1.807
Number of Accumulation Units outstanding at end of period (in thousands)	196	248	297	292	368	471	538	868	1,139	1,570
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.723	$2.162	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947
Accumulation Unit Value at end of period	$3.041	$2.723	$2.162	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779
Number of Accumulation Units outstanding at end of period (in thousands)	321	363	433	536	509	578	756	899	1,088	1,367
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.723	$2.162	$2.595	$2.153	$2.208	$2.308	$2.348	$2.014	$1.779	$1.947
Accumulation Unit Value at end of period	3	3	2	3	2	2	2	2	2	2
Number of Accumulation Units outstanding at end of period (in thousands)	321	363	433	536	509	578	756	899	1,088	1,367
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.654	$2.110	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924
Accumulation Unit Value at end of period	$2.960	$2.654	$2.110	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755
Number of Accumulation Units outstanding at end of period (in thousands)	686	887	1,179	1,518	1,956	2,487	3,252	4,433	6,196	8,953
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.654	$2.110	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755	$1.924
Accumulation Unit Value at end of period	$2.960	$2.654	$2.110	$2.537	$2.108	$2.165	$2.266	$2.309	$1.983	$1.755
Number of Accumulation Units outstanding at end of period (in thousands)	686	887	1,179	1,518	1,956	2,487	3,252	4,433	6,196	8,953
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.630	$2.092	$2.516	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746	$1.915
Accumulation Unit Value at end of period	$2.931	$2.630	$2.092	$2.516	$2.092	$2.150	$2.251	$2.295	$1.972	$1.746
Number of Accumulation Units outstanding at end of period (in thousands)	26	29	49	53	73	87	125	197	240	254
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.585	$2.059	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730	$1.899
Accumulation Unit Value at end of period	$2.879	$2.585	$2.059	$2.479	$2.063	$2.122	$2.224	$2.270	$1.953	$1.730
Number of Accumulation Units outstanding at end of period (in thousands)	62	66	78	87	90	106	136	168	147	211
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891
Accumulation Unit Value at end of period	$2.851	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721
Number of Accumulation Units outstanding at end of period (in thousands)	407	473	555	625	678	769	917	955	883	859
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721	$1.891
Accumulation Unit Value at end of period	$2.851	$2.562	$2.041	$2.459	$2.047	$2.107	$2.210	$2.256	$1.942	$1.721
Number of Accumulation Units outstanding at end of period (in thousands)	407	473	555	625	678	769	917	955	883	859
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.542	$2.026	$2.442	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714	$1.884
Accumulation Unit Value at end of period	$2.827	$2.542	$2.026	$2.442	$2.034	$2.094	$2.198	$2.245	$1.933	$1.714
Number of Accumulation Units outstanding at end of period (in thousands)	1,106	1,258	1,349	1,398	1,411	1,631	1,556	1,492	1,268	1,835

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.501	$1.996	$2.408	$2.008	$2.069	$2.174	$2.222	$1.916	$1.701	$1.871
Accumulation Unit Value at end of period	$2.779	$2.501	$1.996	$2.408	$2.008	$2.069	$2.174	$2.222	$1.916	$1.701
Number of Accumulation Units outstanding at end of period (in thousands)	3	10	12	25	25	34	36	62	77	113
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.530	$16.388	$19.782	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016	$15.425
Accumulation Unit Value at end of period	$22.803	$20.530	$16.388	$19.782	$16.506	$17.018	$17.886	$18.296	$15.778	$14.016
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	1	1	1	2	1	1	1
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.417	$16.305	$19.692	$16.439	$16.958	$17.831	$18.250	$15.746	$13.995	$15.409
Accumulation Unit Value at end of period	$22.665	$20.417	$16.305	$19.692	$16.439	$16.958	$17.831	$18.250	$15.746	$13.995
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	—	2	2	1	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.080	$16.060	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930	$15.361
Accumulation Unit Value at end of period	$22.258	$20.080	$16.060	$19.426	$16.241	$16.778	$17.669	$18.111	$15.649	$13.930
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	10	7	8	8	5	1	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Mid Cap Core Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.954	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632	$1.773
Accumulation Unit Value at end of period	$3.173	$2.954	$2.399	$2.752	$2.436	$2.184	$2.315	$2.255	$1.780	$1.632
Number of Accumulation Units outstanding at end of period (in thousands)	4,115	4,606	5,501	6,182	7,072	8,421	9,682	12,003	14,523	18,463
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.875	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607	$1.749
Accumulation Unit Value at end of period	$3.083	$2.875	$2.337	$2.686	$2.381	$2.138	$2.269	$2.214	$1.750	$1.607
Number of Accumulation Units outstanding at end of period (in thousands)	869	1,073	1,353	1,715	2,001	2,303	3,270	4,227	6,341	8,677
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.848	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599	$1.741
Accumulation Unit Value at end of period	$3.053	$2.848	$2.317	$2.664	$2.363	$2.123	$2.254	$2.200	$1.741	$1.599
Number of Accumulation Units outstanding at end of period (in thousands)	589	750	928	1,099	1,168	1,376	1,707	2,157	3,404	4,201
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.771	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716
Accumulation Unit Value at end of period	$2.966	$2.771	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	1,351	1,491	1,820	2,129	2,823	3,147	3,918	4,880	6,669	8,274
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.771	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574	$1.716
Accumulation Unit Value at end of period	$2.966	$2.771	$2.258	$2.600	$2.309	$2.078	$2.210	$2.160	$1.711	$1.574
Number of Accumulation Units outstanding at end of period (in thousands)	1,351	1,491	1,820	2,129	2,823	3,147	3,918	4,880	6,669	8,274
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.701	$2.204	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696
Accumulation Unit Value at end of period	$2.887	$2.701	$2.204	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553
Number of Accumulation Units outstanding at end of period (in thousands)	1,568	2,014	2,606	3,106	3,797	4,728	6,238	8,012	12,342	16,263

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.701	$2.204	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553	$1.696
Accumulation Unit Value at end of period	$2.887	$2.701	$2.204	$2.542	$2.261	$2.037	$2.170	$2.124	$1.686	$1.553
Number of Accumulation Units outstanding at end of period (in thousands)	1,568	2,014	2,606	3,106	3,797	4,728	6,238	8,012	12,342	16,263
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.676	$2.185	$2.521	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545	$1.688
Accumulation Unit Value at end of period	$2.859	$2.676	$2.185	$2.521	$2.244	$2.023	$2.156	$2.111	$1.676	$1.545
Number of Accumulation Units outstanding at end of period (in thousands)	80	93	132	183	225	217	259	341	593	651
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.631	$2.150	$2.483	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531	$1.674
Accumulation Unit Value at end of period	$2.808	$2.631	$2.150	$2.483	$2.212	$1.997	$2.130	$2.088	$1.659	$1.531
Number of Accumulation Units outstanding at end of period (in thousands)	255	283	286	350	404	452	510	683	999	1,209
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667
Accumulation Unit Value at end of period	$2.781	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523
Number of Accumulation Units outstanding at end of period (in thousands)	1,384	1,596	1,923	2,128	2,259	2,339	2,772	3,131	3,119	3,589
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523	$1.667
Accumulation Unit Value at end of period	$2.781	$2.608	$2.132	$2.463	$2.196	$1.983	$2.116	$2.075	$1.650	$1.523
Number of Accumulation Units outstanding at end of period (in thousands)	1,384	1,596	1,923	2,128	2,259	2,339	2,772	3,131	3,119	3,589
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$2.587	$2.116	$2.446	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517	$1.661
Accumulation Unit Value at end of period	$2.758	$2.587	$2.116	$2.446	$2.181	$1.971	$2.104	$2.065	$1.643	$1.517
Number of Accumulation Units outstanding at end of period (in thousands)	3,317	3,679	4,118	4,407	5,020	4,973	6,367	6,092	5,754	5,468
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.546	$2.084	$2.412	$2.153	$1.947	$2.081	$2.044	$1.628	$1.505	$1.649
Accumulation Unit Value at end of period	$2.711	$2.546	$2.084	$2.412	$2.153	$1.947	$2.081	$2.044	$1.628	$1.505
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	56	58	73	80	132	203	187	162
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.210	$18.195	$21.066	$18.813	$17.022	$18.204	$17.890	$14.254	$13.185	$14.454
Accumulation Unit Value at end of period	$23.641	$22.210	$18.195	$21.066	$18.813	$17.022	$18.204	$17.890	$14.254	$13.185
Number of Accumulation Units outstanding at end of period (in thousands)	12	15	19	20	22	17	18	13	14	19
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.087	$18.103	$20.970	$18.737	$16.962	$18.149	$17.845	$14.225	$13.164	$14.439
Accumulation Unit Value at end of period	$23.499	$22.087	$18.103	$20.970	$18.737	$16.962	$18.149	$17.845	$14.225	$13.164
Number of Accumulation Units outstanding at end of period (in thousands)	10	12	10	11	14	16	19	18	11	16
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.723	$17.831	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103	$14.394
Accumulation Unit Value at end of period	$23.077	$21.723	$17.831	$20.686	$18.511	$16.782	$17.984	$17.709	$14.138	$13.103
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	4	4	3	3	1	4	5	6

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Small Cap Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$26.551	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619	$14.979
Accumulation Unit Value at end of period	$33.215	$26.551	$21.332	$25.551	$22.786	$20.681	$22.265	$22.124	$16.370	$14.619
Number of Accumulation Units outstanding at end of period (in thousands)	316	373	427	469	542	646	714	902	1,355	1,887
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.914	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440	$14.818
Accumulation Unit Value at end of period	$32.369	$25.914	$20.851	$25.012	$22.339	$20.306	$21.894	$21.788	$16.145	$14.440
Number of Accumulation Units outstanding at end of period (in thousands)	57	66	81	112	151	152	246	402	524	675
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$25.704	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381	$14.764
Accumulation Unit Value at end of period	$32.092	$25.704	$20.693	$24.835	$22.192	$20.183	$21.771	$21.677	$16.071	$14.381
Number of Accumulation Units outstanding at end of period (in thousands)	24	30	36	39	45	49	62	107	138	189
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.087	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606
Accumulation Unit Value at end of period	$31.274	$25.087	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	35	41	53	63	82	146	131	248
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.087	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205	$14.606
Accumulation Unit Value at end of period	$31.274	$25.087	$20.226	$24.312	$21.757	$19.816	$21.409	$21.348	$15.851	$14.205
Number of Accumulation Units outstanding at end of period (in thousands)	29	31	35	41	53	63	82	146	131	248
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.485	$19.770	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448
Accumulation Unit Value at end of period	$30.478	$24.485	$19.770	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031
Number of Accumulation Units outstanding at end of period (in thousands)	108	132	158	198	249	320	401	596	795	1,084
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.485	$19.770	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031	$14.448
Accumulation Unit Value at end of period	$30.478	$24.485	$19.770	$23.799	$21.330	$19.457	$21.052	$21.024	$15.633	$14.031
Number of Accumulation Units outstanding at end of period (in thousands)	108	132	158	198	249	320	401	596	795	1,084
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.287	$19.620	$23.631	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974	$14.397
Accumulation Unit Value at end of period	$30.217	$24.287	$19.620	$23.631	$21.190	$19.339	$20.934	$20.916	$15.562	$13.974
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	6	7	13	17	15	24	35	40
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.897	$19.324	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860	$14.293
Accumulation Unit Value at end of period	$29.701	$23.897	$19.324	$23.297	$20.912	$19.104	$20.701	$20.704	$15.419	$13.860
Number of Accumulation Units outstanding at end of period (in thousands)	6	7	6	9	9	14	18	33	26	32
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242
Accumulation Unit Value at end of period	$29.447	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803
Number of Accumulation Units outstanding at end of period (in thousands)	42	46	57	70	76	84	87	119	109	117

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803	$14.242
Accumulation Unit Value at end of period	$29.447	$23.704	$19.178	$23.132	$20.774	$18.988	$20.585	$20.599	$15.348	$13.803
Number of Accumulation Units outstanding at end of period (in thousands)	42	46	57	70	76	84	87	119	109	117
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.515	$19.035	$22.971	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748	$14.192
Accumulation Unit Value at end of period	$29.198	$23.515	$19.035	$22.971	$20.639	$18.874	$20.472	$20.496	$15.279	$13.748
Number of Accumulation Units outstanding at end of period (in thousands)	151	166	176	192	238	265	280	298	254	210
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.142	$18.751	$22.652	$20.373	$18.649	$20.248	$20.292	$15.142	$13.638	$14.093
Accumulation Unit Value at end of period	$28.705	$23.142	$18.751	$22.652	$20.373	$18.649	$20.248	$20.292	$15.142	$13.638
Number of Accumulation Units outstanding at end of period (in thousands)	3	4	4	6	7	7	8	8	10	13
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.293	$20.504	$24.782	$22.300	$20.423	$22.186	$22.245	$16.608	$14.966	$15.472
Accumulation Unit Value at end of period	$31.358	$25.293	$20.504	$24.782	$22.300	$20.423	$22.186	$22.245	$16.608	$14.966
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	2	1	4
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.153	$20.401	$24.670	$22.210	$20.351	$22.118	$22.188	$16.574	$14.943	$15.456
Accumulation Unit Value at end of period	$31.169	$25.153	$20.401	$24.670	$22.210	$20.351	$22.118	$22.188	$16.574	$14.943
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$24.738	$20.095	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874	$15.408
Accumulation Unit Value at end of period	$30.609	$24.738	$20.095	$24.336	$21.942	$20.136	$21.917	$22.020	$16.473	$14.874
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	2	1	—	—	—	1	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Invesco V.I. Value Opportunities Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.984	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030	$1.081
Accumulation Unit Value at end of period	$2.056	$1.984	$1.545	$1.944	$1.684	$1.447	$1.643	$1.567	$1.192	$1.030
Number of Accumulation Units outstanding at end of period (in thousands)	1,867	2,167	2,645	3,039	3,570	3,897	4,553	5,716	9,235	10,976
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.930	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014	$1.066
Accumulation Unit Value at end of period	$1.998	$1.930	$1.505	$1.897	$1.645	$1.416	$1.611	$1.539	$1.172	$1.014
Number of Accumulation Units outstanding at end of period (in thousands)	846	938	1,155	1,493	1,863	1,697	2,120	2,709	3,802	5,156
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.912	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009	$1.061
Accumulation Unit Value at end of period	$1.979	$1.912	$1.492	$1.882	$1.633	$1.406	$1.600	$1.529	$1.165	$1.009
Number of Accumulation Units outstanding at end of period (in thousands)	556	570	661	905	1,045	1,159	1,255	1,702	2,149	2,731
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.861	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046
Accumulation Unit Value at end of period	$1.922	$1.861	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,118	1,386	1,589	1,812	2,201	2,657	4,648	6,429	7,166

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.861	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994	$1.046
Accumulation Unit Value at end of period	$1.922	$1.861	$1.454	$1.836	$1.596	$1.377	$1.568	$1.501	$1.146	$0.994
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,118	1,386	1,589	1,812	2,201	2,657	4,648	6,429	7,166
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.813	$1.419	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033
Accumulation Unit Value at end of period	$1.871	$1.813	$1.419	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980
Number of Accumulation Units outstanding at end of period (in thousands)	1,218	1,345	1,668	2,110	2,418	3,051	3,989	5,440	8,415	9,989
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.813	$1.419	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980	$1.033
Accumulation Unit Value at end of period	$1.871	$1.813	$1.419	$1.795	$1.563	$1.350	$1.540	$1.477	$1.128	$0.980
Number of Accumulation Units outstanding at end of period (in thousands)	1,218	1,345	1,668	2,110	2,418	3,051	3,989	5,440	8,415	9,989
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.797	$1.407	$1.781	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975	$1.029
Accumulation Unit Value at end of period	$1.853	$1.797	$1.407	$1.781	$1.551	$1.340	$1.530	$1.468	$1.122	$0.975
Number of Accumulation Units outstanding at end of period (in thousands)	157	164	196	267	286	318	355	374	565	705
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.767	$1.385	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966	$1.020
Accumulation Unit Value at end of period	$1.820	$1.767	$1.385	$1.754	$1.529	$1.323	$1.512	$1.451	$1.111	$0.966
Number of Accumulation Units outstanding at end of period (in thousands)	167	170	274	414	447	589	635	935	987	1,146
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016
Accumulation Unit Value at end of period	$1.802	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961
Number of Accumulation Units outstanding at end of period (in thousands)	1,237	1,394	1,485	1,554	1,601	1,714	1,813	1,865	1,813	1,975
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961	$1.016
Accumulation Unit Value at end of period	$1.802	$1.751	$1.373	$1.740	$1.517	$1.313	$1.502	$1.443	$1.105	$0.961
Number of Accumulation Units outstanding at end of period (in thousands)	1,237	1,394	1,485	1,554	1,601	1,714	1,813	1,865	1,813	1,975
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$1.737	$1.363	$1.728	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958	$1.012
Accumulation Unit Value at end of period	$1.787	$1.737	$1.363	$1.728	$1.508	$1.306	$1.493	$1.435	$1.100	$0.958
Number of Accumulation Units outstanding at end of period (in thousands)	1,584	1,629	1,595	1,780	1,997	2,848	3,157	2,705	2,611	2,421
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.709	$1.342	$1.704	$1.488	$1.290	$1.477	$1.421	$1.090	$0.950	$1.005
Accumulation Unit Value at end of period	$1.757	$1.709	$1.342	$1.704	$1.488	$1.290	$1.477	$1.421	$1.090	$0.950
Number of Accumulation Units outstanding at end of period (in thousands)	54	58	84	88	96	134	115	183	237	260
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.287	$20.655	$26.229	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668	$15.528
Accumulation Unit Value at end of period	$27.009	$26.287	$20.655	$26.229	$22.922	$19.881	$22.775	$21.923	$16.822	$14.668
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	5	2	3	1	3	2	—	2

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.141	$20.551	$26.110	$22.830	$19.810	$22.705	$21.867	$16.787	$14.645	$15.512
Accumulation Unit Value at end of period	$26.846	$26.141	$20.551	$26.110	$22.830	$19.810	$22.705	$21.867	$16.787	$14.645
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	3	3	3	4	4	4	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.710	$20.242	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577	$15.463
Accumulation Unit Value at end of period	$26.364	$25.710	$20.242	$25.756	$22.554	$19.601	$22.499	$21.701	$16.685	$14.577
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	3	3	2	5	5	7

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Jennison 20/20 Focus Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$3.143	$2.490	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401	$1.493
Accumulation Unit Value at end of period	$4.030	$3.143	$2.490	$2.686	$2.106	$2.116	$2.033	$1.938	$1.524	$1.401
Number of Accumulation Units outstanding at end of period (in thousands)	147	147	151	152	152	151	173	176	178	188
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$3.056	$2.424	$2.619	$2.056	$2.069	$1.991	$1.901	$1.497	$1.379	$1.471
Accumulation Unit Value at end of period	$3.912	$3.056	$2.424	$2.619	$2.056	$2.069	$1.991	$1.901	$1.497	$1.379
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	16	28	28	28	29	30	30	30
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$3.027	$2.403	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371	$1.463
Accumulation Unit Value at end of period	$3.873	$3.027	$2.403	$2.597	$2.040	$2.054	$1.978	$1.889	$1.488	$1.371
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	6	6	6	6	7	7	7	14
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.943	$2.339	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442
Accumulation Unit Value at end of period	$3.760	$2.943	$2.339	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	9	10	10	14	63
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.943	$2.339	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349	$1.442
Accumulation Unit Value at end of period	$3.760	$2.943	$2.339	$2.533	$1.992	$2.009	$1.937	$1.853	$1.462	$1.349
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	9	10	10	14	63
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.869	$2.284	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425
Accumulation Unit Value at end of period	$3.660	$2.869	$2.284	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	15	77
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.869	$2.284	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331	$1.425
Accumulation Unit Value at end of period	$3.660	$2.869	$2.284	$2.476	$1.951	$1.970	$1.903	$1.823	$1.440	$1.331
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	15	77
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.842	$2.264	$2.456	$1.936	$1.956	$1.889	$1.811	$1.432	$1.324	$1.418
Accumulation Unit Value at end of period	$3.624	$2.842	$2.264	$2.456	$1.936	$1.956	$1.889	$1.811	$1.432	$1.324
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.795	$2.228	$2.420	$1.909	$1.931	$1.867	$1.792	$1.418	$1.312	$1.407
Accumulation Unit Value at end of period	$3.560	$2.795	$2.228	$2.420	$1.909	$1.931	$1.867	$1.792	$1.418	$1.312
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	1	1	1	1	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.769	$2.209	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400
Accumulation Unit Value at end of period	$3.525	$2.769	$2.209	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.769	$2.209	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305	$1.400
Accumulation Unit Value at end of period	$3.525	$2.769	$2.209	$2.400	$1.894	$1.917	$1.855	$1.780	$1.410	$1.305
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.208	$25.705	$27.942	$22.070	$22.343	$21.629	$20.773	$16.457	$15.247	$16.362
Accumulation Unit Value at end of period	$40.986	$32.208	$25.705	$27.942	$22.070	$22.343	$21.629	$20.773	$16.457	$15.247
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.703	$2.159	$2.350	$1.858	$1.883	$1.824	$1.754	$1.391	$1.290	$1.386
Accumulation Unit Value at end of period	$3.436	$2.703	$2.159	$2.350	$1.858	$1.883	$1.824	$1.754	$1.391	$1.290
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.676	$25.319	$27.564	$21.804	$22.107	$21.432	$20.615	$16.356	$15.176	$16.311
Accumulation Unit Value at end of period	$40.250	$31.676	$25.319	$27.564	$21.804	$22.107	$21.432	$20.615	$16.356	$15.176
Number of Accumulation Units outstanding at end of period (in thousands)	—	5	5	5	5	5	5	5	5	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$31.501	$25.192	$27.439	$21.716	$22.028	$21.367	$20.563	$16.323	$15.153	$16.294
Accumulation Unit Value at end of period	$40.007	$31.501	$25.192	$27.439	$21.716	$22.028	$21.367	$20.563	$16.323	$15.153
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.981	$24.813	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082	$16.243
Accumulation Unit Value at end of period	$39.288	$30.981	$24.813	$27.068	$21.454	$21.795	$21.173	$20.406	$16.223	$15.082
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Jennison Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.795	$2.140	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940	$0.957
Accumulation Unit Value at end of period	$4.274	$2.795	$2.140	$2.203	$1.646	$1.696	$1.554	$1.442	$1.070	$0.940
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.717	$2.084	$2.148	$1.607	$1.659	$1.522	$1.415	$1.051	$0.925	$0.943
Accumulation Unit Value at end of period	$4.149	$2.717	$2.084	$2.148	$1.607	$1.659	$1.522	$1.415	$1.051	$0.925
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.691	$2.065	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920	$0.939
Accumulation Unit Value at end of period	$4.108	$2.691	$2.065	$2.130	$1.595	$1.646	$1.511	$1.406	$1.045	$0.920
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.616	$2.011	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925
Accumulation Unit Value at end of period	$3.988	$2.616	$2.011	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.616	$2.011	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905	$0.925
Accumulation Unit Value at end of period	$3.988	$2.616	$2.011	$2.077	$1.557	$1.610	$1.480	$1.379	$1.026	$0.905
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.551	$1.963	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914
Accumulation Unit Value at end of period	$3.882	$2.551	$1.963	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	29	29	29	44	44
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.551	$1.963	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893	$0.914
Accumulation Unit Value at end of period	$3.882	$2.551	$1.963	$2.031	$1.525	$1.579	$1.454	$1.356	$1.011	$0.893
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	29	29	29	44	44
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.527	$1.946	$2.014	$1.513	$1.568	$1.444	$1.348	$1.005	$0.888	$0.909
Accumulation Unit Value at end of period	$3.844	$2.527	$1.946	$2.014	$1.513	$1.568	$1.444	$1.348	$1.005	$0.888
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.485	$1.915	$1.984	$1.492	$1.548	$1.427	$1.333	$0.996	$0.881	$0.902
Accumulation Unit Value at end of period	$3.776	$2.485	$1.915	$1.984	$1.492	$1.548	$1.427	$1.333	$0.996	$0.881
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.462	$1.898	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898
Accumulation Unit Value at end of period	$3.739	$2.462	$1.898	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.462	$1.898	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876	$0.898
Accumulation Unit Value at end of period	$3.739	$2.462	$1.898	$1.968	$1.480	$1.536	$1.417	$1.325	$0.990	$0.876
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$42.044	$32.439	$33.640	$25.324	$26.292	$24.267	$22.694	$16.962	$15.020	$15.406
Accumulation Unit Value at end of period	$63.826	$42.044	$32.439	$33.640	$25.324	$26.292	$24.267	$22.694	$16.962	$15.020
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$2.403	$1.856	$1.927	$1.452	$1.509	$1.394	$1.305	$0.976	$0.865	$0.889
Accumulation Unit Value at end of period	$3.645	$2.403	$1.856	$1.927	$1.452	$1.509	$1.394	$1.305	$0.976	$0.865
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$41.351	$31.951	$33.185	$25.019	$26.014	$24.046	$22.522	$16.858	$14.951	$15.358
Accumulation Unit Value at end of period	$62.679	$41.351	$31.951	$33.185	$25.019	$26.014	$24.046	$22.522	$16.858	$14.951
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$41.122	$31.791	$33.034	$24.918	$25.922	$23.973	$22.465	$16.824	$14.928	$15.342
Accumulation Unit Value at end of period	$62.302	$41.122	$31.791	$33.034	$24.918	$25.922	$23.973	$22.465	$16.824	$14.928
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$40.444	$31.313	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858	$15.294
Accumulation Unit Value at end of period	$61.182	$40.444	$31.313	$32.587	$24.617	$25.647	$23.755	$22.294	$16.721	$14.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Core Equity Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.909	$12.913	$13.658	$11.129	$10.163	$10.548	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.735	$16.909	$12.913	$13.658	$11.129	$10.163	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	119	122	145	165	150	147	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.785	$12.837	$13.598	$11.097	$10.149	$10.545	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.560	$16.785	$12.837	$13.598	$11.097	$10.149	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	26	29	41	40	42	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.744	$12.812	$13.578	$11.086	$10.145	$10.545	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.502	$16.744	$12.812	$13.578	$11.086	$10.145	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	29	23	26	47	50	66	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.621	$12.737	$13.519	$11.054	$10.131	$10.542	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.330	$16.621	$12.737	$13.519	$11.054	$10.131	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	32	38	53	82	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.621	$12.737	$13.519	$11.054	$10.131	$10.542	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.330	$16.621	$12.737	$13.519	$11.054	$10.131	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	24	25	32	38	53	82	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.499	$12.663	$13.460	$11.023	$10.117	$10.540	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.159	$16.499	$12.663	$13.460	$11.023	$10.117	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	28	23	30	32	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.499	$12.663	$13.460	$11.023	$10.117	$10.540	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.159	$16.499	$12.663	$13.460	$11.023	$10.117	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	28	23	30	32	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.458	$12.638	$13.440	$11.012	$10.112	$10.539	$—	$—	$—	$—
Accumulation Unit Value at end of period	$19.103	$16.458	$12.638	$13.440	$11.012	$10.112	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	1	1	5	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.377	$12.588	$13.401	$10.991	$10.103	$10.537	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.990	$16.377	$12.588	$13.401	$10.991	$10.103	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	15	13	13	19	22	22	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.337	$12.564	$13.382	$10.981	$10.098	$10.537	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.934	$16.337	$12.564	$13.382	$10.981	$10.098	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	75	74	71	78	99	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.337	$12.564	$13.382	$10.981	$10.098	$10.537	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.934	$16.337	$12.564	$13.382	$10.981	$10.098	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	62	75	74	71	78	99	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.297	$12.539	$13.362	$10.970	$10.094	$10.536	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.878	$16.297	$12.539	$13.362	$10.970	$10.094	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	49	56	46	53	45	52	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.217	$12.490	$13.323	$10.949	$10.084	$10.534	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.767	$16.217	$12.490	$13.323	$10.949	$10.084	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	8	7	7	7	9	10	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.177	$12.466	$13.304	$10.938	$10.080	$10.533	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.711	$16.177	$12.466	$13.304	$10.938	$10.080	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	3	4	2	3	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.138	$12.441	$13.284	$10.928	$10.075	$10.533	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.656	$16.138	$12.441	$13.284	$10.928	$10.075	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	4	4	4	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$16.019	$12.368	$13.226	$10.897	$10.061	$10.530	$—	$—	$—	$—
Accumulation Unit Value at end of period	$18.491	$16.019	$12.368	$13.226	$10.897	$10.061	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	1	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Global Equity Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.094	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155	$13.985
Accumulation Unit Value at end of period	$32.405	$29.094	$22.664	$25.542	$20.939	$19.841	$20.470	$20.045	$15.951	$13.155
Number of Accumulation Units outstanding at end of period (in thousands)	95	118	137	151	193	219	245	305	208	253
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.266	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935	$13.772
Accumulation Unit Value at end of period	$31.435	$28.266	$22.053	$24.889	$20.435	$19.392	$20.038	$19.650	$15.661	$12.935
Number of Accumulation Units outstanding at end of period (in thousands)	23	33	41	38	47	54	65	93	121	127
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.014	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870	$13.710
Accumulation Unit Value at end of period	$31.139	$28.014	$21.866	$24.692	$20.283	$19.257	$19.908	$19.533	$15.576	$12.870
Number of Accumulation Units outstanding at end of period (in thousands)	4	6	7	8	11	13	18	27	47	62
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$27.217	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501
Accumulation Unit Value at end of period	$30.207	$27.217	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	15	19	16	19	23	32	75	67
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.217	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655	$13.501
Accumulation Unit Value at end of period	$30.207	$27.217	$21.276	$24.061	$19.795	$18.822	$19.487	$19.149	$15.292	$12.655
Number of Accumulation Units outstanding at end of period (in thousands)	12	12	15	19	16	19	23	32	75	67
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$29.168	$22.836	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666
Accumulation Unit Value at end of period	$32.324	$29.168	$22.836	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	29	36	40	56	79	97	142	144
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$29.168	$22.836	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726	$14.666
Accumulation Unit Value at end of period	$32.324	$29.168	$22.836	$25.864	$21.310	$20.293	$21.042	$20.707	$16.561	$13.726
Number of Accumulation Units outstanding at end of period (in thousands)	17	21	29	36	40	56	79	97	142	144
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.285	$20.589	$23.331	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419	$13.276
Accumulation Unit Value at end of period	$29.115	$26.285	$20.589	$23.331	$19.232	$18.324	$19.009	$18.717	$14.977	$12.419
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	1	2	2	2	6	6	13	11
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$28.415	$22.280	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533	$14.482
Accumulation Unit Value at end of period	$31.443	$28.415	$22.280	$25.272	$20.854	$19.888	$20.653	$20.356	$16.305	$13.533
Number of Accumulation Units outstanding at end of period (in thousands)	6	6	8	8	10	13	13	12	8	8
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109
Accumulation Unit Value at end of period	$28.321	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	34	42	41	53	58	53	52	40

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245	$13.109
Accumulation Unit Value at end of period	$28.321	$25.607	$20.088	$22.797	$18.821	$17.958	$18.658	$18.399	$14.744	$12.245
Number of Accumulation Units outstanding at end of period (in thousands)	23	27	34	42	41	53	58	53	52	40
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.403	$19.938	$22.638	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196	$13.063
Accumulation Unit Value at end of period	$28.082	$25.403	$19.938	$22.638	$18.699	$17.851	$18.556	$18.307	$14.678	$12.196
Number of Accumulation Units outstanding at end of period (in thousands)	33	39	41	45	48	50	60	64	63	59
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.999	$19.641	$22.323	$18.457	$17.638	$18.353	$18.125	$14.547	$12.098	$12.972
Accumulation Unit Value at end of period	$27.608	$24.999	$19.641	$22.323	$18.457	$17.638	$18.353	$18.125	$14.547	$12.098
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	2	2	2	1	1	1
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.592	$22.474	$25.557	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892	$14.903
Accumulation Unit Value at end of period	$31.559	$28.592	$22.474	$25.557	$21.141	$20.213	$21.043	$20.792	$16.695	$13.892
Number of Accumulation Units outstanding at end of period (in thousands)	2	1	1	1	—	1	1	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.434	$22.361	$25.441	$21.056	$20.141	$20.979	$20.739	$16.661	$13.871	$14.888
Accumulation Unit Value at end of period	$31.369	$28.434	$22.361	$25.441	$21.056	$20.141	$20.979	$20.739	$16.661	$13.871
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	2	3	3	3	3	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$27.964	$22.025	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807	$14.841
Accumulation Unit Value at end of period	$30.805	$27.964	$22.025	$25.096	$20.801	$19.928	$20.788	$20.581	$16.559	$13.807
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	1	1	1	1	1	—	—	—

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$19.405	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185	$6.312
Accumulation Unit Value at end of period	$25.156	$19.405	$14.287	$14.155	$10.956	$10.879	$10.287	$9.605	$7.139	$6.185
Number of Accumulation Units outstanding at end of period (in thousands)	1,078	1,316	1,687	2,026	2,708	3,042	3,608	4,530	1,218	1,422
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.853	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082	$6.216
Accumulation Unit Value at end of period	$24.404	$18.853	$13.902	$13.793	$10.693	$10.632	$10.070	$9.416	$7.009	$6.082
Number of Accumulation Units outstanding at end of period (in thousands)	183	214	228	253	308	342	500	469	540	855
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.685	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052	$6.188
Accumulation Unit Value at end of period	$24.173	$18.685	$13.784	$13.684	$10.613	$10.559	$10.005	$9.360	$6.970	$6.052
Number of Accumulation Units outstanding at end of period (in thousands)	41	47	60	69	92	108	130	192	238	293
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.153	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094
Accumulation Unit Value at end of period	$23.450	$18.153	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950
Number of Accumulation Units outstanding at end of period (in thousands)	84	115	133	152	132	269	196	199	231	278

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$18.153	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950	$6.094
Accumulation Unit Value at end of period	$23.450	$18.153	$13.412	$13.334	$10.357	$10.320	$9.793	$9.175	$6.843	$5.950
Number of Accumulation Units outstanding at end of period (in thousands)	84	115	133	152	132	269	196	199	231	278
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.449	$19.571	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999
Accumulation Unit Value at end of period	$34.116	$26.449	$19.571	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775
Number of Accumulation Units outstanding at end of period (in thousands)	185	221	253	315	371	514	533	664	965	687
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.449	$19.571	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775	$8.999
Accumulation Unit Value at end of period	$34.116	$26.449	$19.571	$19.486	$15.159	$15.127	$14.376	$13.489	$10.076	$8.775
Number of Accumulation Units outstanding at end of period (in thousands)	185	221	253	315	371	514	533	664	965	687
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.531	$12.979	$12.929	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839	$5.992
Accumulation Unit Value at end of period	$22.602	$17.531	$12.979	$12.929	$10.063	$10.046	$9.553	$8.968	$6.702	$5.839
Number of Accumulation Units outstanding at end of period (in thousands)	15	15	19	16	18	9	13	30	47	49
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$25.767	$19.095	$19.041	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651	$8.886
Accumulation Unit Value at end of period	$33.186	$25.767	$19.095	$19.041	$14.834	$14.825	$14.111	$13.260	$9.920	$8.651
Number of Accumulation Units outstanding at end of period (in thousands)	13	34	35	40	48	58	45	53	53	52
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917
Accumulation Unit Value at end of period	$21.986	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757
Number of Accumulation Units outstanding at end of period (in thousands)	180	207	226	245	260	372	286	294	275	162
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757	$5.917
Accumulation Unit Value at end of period	$21.986	$17.079	$12.663	$12.634	$9.848	$9.846	$9.377	$8.816	$6.598	$5.757
Number of Accumulation Units outstanding at end of period (in thousands)	180	207	226	245	260	372	286	294	275	162
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.097	$12.683	$12.660	$9.873	$9.876	$9.410	$8.852	$6.628	$5.787	$5.950
Accumulation Unit Value at end of period	$21.999	$17.097	$12.683	$12.660	$9.873	$9.876	$9.410	$8.852	$6.628	$5.787
Number of Accumulation Units outstanding at end of period (in thousands)	304	353	398	430	448	534	443	488	481	235
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.826	$12.494	$12.484	$9.745	$9.759	$9.307	$8.764	$6.569	$5.741	$5.908
Accumulation Unit Value at end of period	$21.628	$16.826	$12.494	$12.484	$9.745	$9.759	$9.307	$8.764	$6.569	$5.741
Number of Accumulation Units outstanding at end of period (in thousands)	10	7	8	7	5	9	12	17	23	25
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$43.158	$32.063	$32.052	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783	$15.222
Accumulation Unit Value at end of period	$55.447	$43.158	$32.063	$32.052	$25.034	$25.081	$23.932	$22.546	$16.908	$14.783
Number of Accumulation Units outstanding at end of period (in thousands)	1	5	2	3	13	18	2	1	1	1

Sub-Account			As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$42.919	$31.901	$31.907	$24.933	$24.992	$23.859	$22.489	$16.874	$14.760	$15.206
Accumulation Unit Value at end of period	$55.113	$42.919	$31.901	$31.907	$24.933	$24.992	$23.859	$22.489	$16.874	$14.760
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	2	3	3	3	4	4	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$42.211	$31.422	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692	$15.159
Accumulation Unit Value at end of period	$54.122	$42.211	$31.422	$31.475	$24.632	$24.727	$23.642	$22.317	$16.771	$14.692
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	5	5	4	2

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® High Yield Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.594	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$10.141	$—	$—
Accumulation Unit Value at end of period	$13.011	$12.594	$11.157	$11.709	$11.163	$9.976	$10.593	$10.481	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	806	923	1,035	1,155	1,254	1,363	1,700	2,263	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.471	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$10.139	$—	$—
Accumulation Unit Value at end of period	$12.865	$12.471	$11.065	$11.630	$11.105	$9.938	$10.569	$10.473	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	202	231	287	370	430	562	1,372	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.431	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$10.138	$—	$—
Accumulation Unit Value at end of period	$12.817	$12.431	$11.035	$11.604	$11.085	$9.926	$10.562	$10.470	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	103	111	132	163	237	283	318	466	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.310	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—
Accumulation Unit Value at end of period	$12.674	$12.310	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	173	218	267	325	415	505	617	785	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.310	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$10.136	$—	$—
Accumulation Unit Value at end of period	$12.674	$12.310	$10.944	$11.526	$11.027	$9.888	$10.538	$10.462	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	173	218	267	325	415	505	617	785	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.190	$10.854	$11.448	$10.969	$9.851	$10.514	$10.454	$10.134	$—	$—
Accumulation Unit Value at end of period	$12.532	$12.190	$10.854	$11.448	$10.969	$9.851	$10.514	$10.454	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	383	456	620	826	977	1,272	1,777	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.190	$10.854	$11.448	$10.969	$9.851	$10.514	$10.454	$10.134	$—	$—
Accumulation Unit Value at end of period	$12.532	$12.190	$10.854	$11.448	$10.969	$9.851	$10.514	$10.454	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	325	383	456	620	826	977	1,272	1,777	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.151	$10.824	$11.422	$10.950	$9.839	$10.506	$10.451	$10.134	$—	$—
Accumulation Unit Value at end of period	$12.485	$12.151	$10.824	$11.422	$10.950	$9.839	$10.506	$10.451	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	16	18	24	31	37	56	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.072	$10.765	$11.371	$10.911	$9.814	$10.490	$10.446	$10.132	$—	$—
Accumulation Unit Value at end of period	$12.391	$12.072	$10.765	$11.371	$10.911	$9.814	$10.490	$10.446	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	64	72	75	87	97	111	133	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—
Accumulation Unit Value at end of period	$12.345	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	192	212	276	325	391	399	439	500	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$10.132	$—	$—
Accumulation Unit Value at end of period	$12.345	$12.032	$10.735	$11.345	$10.892	$9.802	$10.482	$10.443	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	192	212	276	325	391	399	439	500	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.993	$10.705	$11.320	$10.873	$9.789	$10.474	$10.441	$10.131	$—	$—
Accumulation Unit Value at end of period	$12.298	$11.993	$10.705	$11.320	$10.873	$9.789	$10.474	$10.441	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	462	493	530	609	573	628	674	817	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.916	$10.647	$11.269	$10.835	$9.765	$10.458	$10.435	$10.129	$—	$—
Accumulation Unit Value at end of period	$12.206	$11.916	$10.647	$11.269	$10.835	$9.765	$10.458	$10.435	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	9	9	12	13	16	20	34	38	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.877	$10.617	$11.243	$10.816	$9.753	$10.450	$10.433	$10.129	$—	$—
Accumulation Unit Value at end of period	$12.161	$11.877	$10.617	$11.243	$10.816	$9.753	$10.450	$10.433	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	27	34	28	20	22	11	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.838	$10.588	$11.218	$10.797	$9.740	$10.442	$10.430	$10.128	$—	$—
Accumulation Unit Value at end of period	$12.115	$11.838	$10.588	$11.218	$10.797	$9.740	$10.442	$10.430	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	15	13	14	16	18	9	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.723	$10.501	$11.142	$10.740	$9.704	$10.419	$10.422	$10.126	$—	$—
Accumulation Unit Value at end of period	$11.979	$11.723	$10.501	$11.142	$10.740	$9.704	$10.419	$10.422	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	11	17	20	23	17	19	45	11	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Investors Trust Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.829	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968	$9.326
Accumulation Unit Value at end of period	$25.557	$22.829	$17.648	$18.993	$15.662	$14.670	$14.890	$13.643	$10.509	$8.968
Number of Accumulation Units outstanding at end of period (in thousands)	582	662	764	896	1,049	1,259	1,570	2,083	4,546	6,136
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.179	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818	$9.183
Accumulation Unit Value at end of period	$24.792	$22.179	$17.171	$18.507	$15.284	$14.339	$14.575	$13.375	$10.317	$8.818
Number of Accumulation Units outstanding at end of period (in thousands)	298	341	408	510	658	868	1,112	1,575	2,348	3,343
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$21.981	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775	$9.142
Accumulation Unit Value at end of period	$24.559	$21.981	$17.026	$18.360	$15.171	$14.239	$14.481	$13.295	$10.261	$8.775
Number of Accumulation Units outstanding at end of period (in thousands)	125	134	161	221	269	338	429	562	763	993
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.356	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003
Accumulation Unit Value at end of period	$23.824	$21.356	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628
Number of Accumulation Units outstanding at end of period (in thousands)	127	145	170	226	266	329	389	468	642	815
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.356	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628	$9.003
Accumulation Unit Value at end of period	$23.824	$21.356	$16.566	$17.891	$14.805	$13.917	$14.174	$13.033	$10.074	$8.628
Number of Accumulation Units outstanding at end of period (in thousands)	127	145	170	226	266	329	389	468	642	815
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.957	$16.281	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955
Accumulation Unit Value at end of period	$23.344	$20.957	$16.281	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569
Number of Accumulation Units outstanding at end of period (in thousands)	458	529	653	861	1,104	1,377	1,826	2,499	3,757	4,700
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.957	$16.281	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569	$8.955
Accumulation Unit Value at end of period	$23.344	$20.957	$16.281	$17.610	$14.594	$13.739	$14.014	$12.906	$9.990	$8.569
Number of Accumulation Units outstanding at end of period (in thousands)	458	529	653	861	1,104	1,377	1,826	2,499	3,757	4,700
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.624	$16.031	$17.348	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467	$8.853
Accumulation Unit Value at end of period	$22.962	$20.624	$16.031	$17.348	$14.384	$13.548	$13.827	$12.739	$9.866	$8.467
Number of Accumulation Units outstanding at end of period (in thousands)	6	10	17	24	37	41	48	63	75	79
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.416	$15.885	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449	$8.843
Accumulation Unit Value at end of period	$22.708	$20.416	$15.885	$17.208	$14.282	$13.465	$13.756	$12.686	$9.835	$8.449
Number of Accumulation Units outstanding at end of period (in thousands)	29	28	32	56	57	61	69	84	96	134
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741
Accumulation Unit Value at end of period	$22.337	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348
Number of Accumulation Units outstanding at end of period (in thousands)	158	177	201	237	268	300	333	388	437	577

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348	$8.741
Accumulation Unit Value at end of period	$22.337	$20.093	$15.641	$16.952	$14.077	$13.278	$13.571	$12.523	$9.713	$8.348
Number of Accumulation Units outstanding at end of period (in thousands)	158	177	201	237	268	300	333	388	437	577
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.362	$15.859	$17.196	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494	$8.899
Accumulation Unit Value at end of period	$22.625	$20.362	$15.859	$17.196	$14.287	$13.483	$13.788	$12.729	$9.878	$8.494
Number of Accumulation Units outstanding at end of period (in thousands)	418	454	515	567	641	726	868	965	861	889
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.039	$15.623	$16.957	$14.102	$13.322	$13.637	$12.602	$9.790	$8.426	$8.837
Accumulation Unit Value at end of period	$22.243	$20.039	$15.623	$16.957	$14.102	$13.322	$13.637	$12.602	$9.790	$8.426
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	7	9	13	13	16	21	34
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.877	$24.085	$26.155	$21.763	$20.570	$21.066	$19.477	$15.138	$13.036	$13.678
Accumulation Unit Value at end of period	$34.257	$30.877	$24.085	$26.155	$21.763	$20.570	$21.066	$19.477	$15.138	$13.036
Number of Accumulation Units outstanding at end of period (in thousands)	10	11	12	2	3	3	4	3	3	4
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.707	$23.964	$26.036	$21.675	$20.497	$21.002	$19.427	$15.107	$13.015	$13.663
Accumulation Unit Value at end of period	$34.051	$30.707	$23.964	$26.036	$21.675	$20.497	$21.002	$19.427	$15.107	$13.015
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	3	3	3	3	2	3	4
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$30.200	$23.603	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955	$13.620
Accumulation Unit Value at end of period	$33.439	$30.200	$23.603	$25.683	$21.413	$20.280	$20.810	$19.279	$15.014	$12.955
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	1	1	1	1	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Massachusetts Investors Growth Stock Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$18.185	$13.216	$13.335	$10.561	$10.127	$10.389	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.905	$18.185	$13.216	$13.335	$10.561	$10.127	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	146	173	219	263	287	321	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$18.051	$13.139	$13.277	$10.531	$10.113	$10.386	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.712	$18.051	$13.139	$13.277	$10.531	$10.113	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	27	34	45	63	103	105	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$18.007	$13.113	$13.257	$10.521	$10.109	$10.385	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.647	$18.007	$13.113	$13.257	$10.521	$10.109	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	48	59	73	102	112	130	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.874	$13.036	$13.199	$10.491	$10.095	$10.383	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.456	$17.874	$13.036	$13.199	$10.491	$10.095	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	101	130	147	158	228	263	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.874	$13.036	$13.199	$10.491	$10.095	$10.383	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.456	$17.874	$13.036	$13.199	$10.491	$10.095	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	101	130	147	158	228	263	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.743	$12.960	$13.142	$10.460	$10.081	$10.381	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.267	$17.743	$12.960	$13.142	$10.460	$10.081	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	58	78	151	193	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.743	$12.960	$13.142	$10.460	$10.081	$10.381	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.267	$17.743	$12.960	$13.142	$10.460	$10.081	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	68	58	78	151	193	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.699	$12.934	$13.123	$10.450	$10.076	$10.380	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.204	$17.699	$12.934	$13.123	$10.450	$10.076	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	7	5	7	9	16	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.612	$12.884	$13.084	$10.430	$10.067	$10.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.079	$17.612	$12.884	$13.084	$10.430	$10.067	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	15	31	39	42	43	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$17.569	$12.859	$13.065	$10.420	$10.062	$10.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.016	$17.569	$12.859	$13.065	$10.420	$10.062	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	87	64	68	84	95	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.569	$12.859	$13.065	$10.420	$10.062	$10.378	$—	$—	$—	$—
Accumulation Unit Value at end of period	$21.016	$17.569	$12.859	$13.065	$10.420	$10.062	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	59	87	64	68	84	95	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.526	$12.833	$13.046	$10.410	$10.058	$10.377	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.954	$17.526	$12.833	$13.046	$10.410	$10.058	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	66	72	95	103	105	96	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$17.440	$12.783	$13.008	$10.391	$10.048	$10.375	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.831	$17.440	$12.783	$13.008	$10.391	$10.048	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	3	18	18	19	18	18	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.397	$12.758	$12.989	$10.381	$10.044	$10.375	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.769	$17.397	$12.758	$12.989	$10.381	$10.044	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	9	2	5	2	2	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.355	$12.733	$12.970	$10.371	$10.039	$10.374	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.708	$17.355	$12.733	$12.970	$10.371	$10.039	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	1	2	2	2	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$17.227	$12.659	$12.914	$10.341	$10.025	$10.371	$—	$—	$—	$—
Accumulation Unit Value at end of period	$20.525	$17.227	$12.659	$12.914	$10.341	$10.025	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Mid Cap Growth Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$16.282	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458	$5.906
Accumulation Unit Value at end of period	$21.848	$16.282	$11.944	$12.000	$9.611	$9.319	$9.060	$8.466	$6.252	$5.458
Number of Accumulation Units outstanding at end of period (in thousands)	317	372	485	519	582	717	825	1,119	1,482	1,894
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.819	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366	$5.816
Accumulation Unit Value at end of period	$21.194	$15.819	$11.621	$11.694	$9.380	$9.108	$8.869	$8.299	$6.138	$5.366
Number of Accumulation Units outstanding at end of period (in thousands)	77	107	149	181	213	235	438	403	521	728
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$15.677	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340	$5.790
Accumulation Unit Value at end of period	$20.994	$15.677	$11.523	$11.601	$9.310	$9.044	$8.812	$8.249	$6.105	$5.340
Number of Accumulation Units outstanding at end of period (in thousands)	83	97	112	119	142	167	206	265	359	458
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$15.231	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702
Accumulation Unit Value at end of period	$20.366	$15.231	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250
Number of Accumulation Units outstanding at end of period (in thousands)	273	298	334	197	257	388	409	549	673	800
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.231	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250	$5.702
Accumulation Unit Value at end of period	$20.366	$15.231	$11.212	$11.304	$9.086	$8.840	$8.625	$8.087	$5.994	$5.250
Number of Accumulation Units outstanding at end of period (in thousands)	273	298	334	197	257	388	409	549	673	800
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.733	$10.125	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211
Accumulation Unit Value at end of period	$18.336	$13.733	$10.125	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791
Number of Accumulation Units outstanding at end of period (in thousands)	186	230	243	300	459	660	607	835	1,065	1,365

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.733	$10.125	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791	$5.211
Accumulation Unit Value at end of period	$18.336	$13.733	$10.125	$10.224	$8.229	$8.019	$7.836	$7.358	$5.461	$4.791
Number of Accumulation Units outstanding at end of period (in thousands)	186	230	243	300	459	660	607	835	1,065	1,365
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.710	$10.850	$10.961	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152	$5.607
Accumulation Unit Value at end of period	$19.629	$14.710	$10.850	$10.961	$8.827	$8.606	$8.413	$7.904	$5.870	$5.152
Number of Accumulation Units outstanding at end of period (in thousands)	11	16	24	24	31	43	41	45	52	77
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.379	$9.878	$9.990	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724	$5.146
Accumulation Unit Value at end of period	$17.836	$13.379	$9.878	$9.990	$8.053	$7.859	$7.691	$7.233	$5.377	$4.724
Number of Accumulation Units outstanding at end of period (in thousands)	42	45	48	54	58	67	75	115	120	135
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536
Accumulation Unit Value at end of period	$19.094	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080
Number of Accumulation Units outstanding at end of period (in thousands)	167	161	172	196	210	250	240	247	243	290
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080	$5.536
Accumulation Unit Value at end of period	$19.094	$14.330	$10.586	$10.711	$8.638	$8.434	$8.258	$7.770	$5.779	$5.080
Number of Accumulation Units outstanding at end of period (in thousands)	167	161	172	196	210	250	240	247	243	290
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$14.216	$10.506	$10.636	$8.582	$8.384	$8.213	$7.731	$5.753	$5.060	$5.517
Accumulation Unit Value at end of period	$18.932	$14.216	$10.506	$10.636	$8.582	$8.384	$8.213	$7.731	$5.753	$5.060
Number of Accumulation Units outstanding at end of period (in thousands)	390	435	442	473	436	602	398	344	341	299
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.990	$10.350	$10.488	$8.472	$8.284	$8.123	$7.654	$5.701	$5.019	$5.478
Accumulation Unit Value at end of period	$18.613	$13.990	$10.350	$10.488	$8.472	$8.284	$8.123	$7.654	$5.701	$5.019
Number of Accumulation Units outstanding at end of period (in thousands)	11	9	10	11	15	19	24	34	42	45
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$45.222	$33.472	$33.935	$27.425	$26.830	$26.322	$24.817	$18.494	$16.290	$17.789
Accumulation Unit Value at end of period	$60.135	$45.222	$33.472	$33.935	$27.425	$26.830	$26.322	$24.817	$18.494	$16.290
Number of Accumulation Units outstanding at end of period (in thousands)	1	2	3	2	4	6	3	3	1	1
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$44.972	$33.303	$33.781	$27.314	$26.735	$26.242	$24.753	$18.456	$16.265	$17.770
Accumulation Unit Value at end of period	$59.773	$44.972	$33.303	$33.781	$27.314	$26.735	$26.242	$24.753	$18.456	$16.265
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	10	3	3	3	3	3	2	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$44.229	$32.803	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189	$17.714
Accumulation Unit Value at end of period	$58.698	$44.229	$32.803	$33.323	$26.984	$26.452	$26.003	$24.565	$18.343	$16.189
Number of Accumulation Units outstanding at end of period (in thousands)	3	2	3	4	4	4	3	3	3	4

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® New Discovery Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$27.309	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394	$11.782
Accumulation Unit Value at end of period	$39.170	$27.309	$19.603	$20.238	$16.252	$15.159	$15.715	$17.236	$12.388	$10.394
Number of Accumulation Units outstanding at end of period (in thousands)	330	416	517	599	700	814	1,021	1,311	2,623	3,570
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$26.532	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220	$11.602
Accumulation Unit Value at end of period	$37.998	$26.532	$19.073	$19.721	$15.861	$14.816	$15.383	$16.897	$12.162	$10.220
Number of Accumulation Units outstanding at end of period (in thousands)	137	186	232	307	412	488	668	948	1,351	2,085
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$26.295	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169	$11.550
Accumulation Unit Value at end of period	$37.640	$26.295	$18.912	$19.564	$15.743	$14.713	$15.284	$16.796	$12.096	$10.169
Number of Accumulation Units outstanding at end of period (in thousands)	59	74	94	132	162	196	253	336	492	584
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$25.546	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374
Accumulation Unit Value at end of period	$36.513	$25.546	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999
Number of Accumulation Units outstanding at end of period (in thousands)	55	82	101	94	130	156	212	388	456	586
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$25.546	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999	$11.374
Accumulation Unit Value at end of period	$36.513	$25.546	$18.402	$19.064	$15.364	$14.380	$14.960	$16.465	$11.875	$9.999
Number of Accumulation Units outstanding at end of period (in thousands)	55	82	101	94	130	156	212	388	456	586
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$37.483	$27.041	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916
Accumulation Unit Value at end of period	$53.495	$37.483	$27.041	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848
Number of Accumulation Units outstanding at end of period (in thousands)	135	179	222	300	398	528	729	1,039	1,490	2,484
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$37.483	$27.041	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848	$16.916
Accumulation Unit Value at end of period	$53.495	$37.483	$27.041	$28.057	$22.644	$21.227	$22.116	$24.378	$17.608	$14.848
Number of Accumulation Units outstanding at end of period (in thousands)	135	179	222	300	398	528	729	1,039	1,490	2,484
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.671	$17.807	$18.485	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812	$11.184
Accumulation Unit Value at end of period	$35.193	$24.671	$17.807	$18.485	$14.927	$13.999	$14.593	$16.093	$11.630	$9.812
Number of Accumulation Units outstanding at end of period (in thousands)	4	5	9	9	11	13	19	33	39	48
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$36.516	$26.383	$27.415	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640	$16.704
Accumulation Unit Value at end of period	$52.037	$36.516	$26.383	$27.415	$22.160	$20.804	$21.708	$23.964	$17.335	$14.640
Number of Accumulation Units outstanding at end of period (in thousands)	9	10	12	13	16	21	25	88	104	127
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044
Accumulation Unit Value at end of period	$34.233	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675
Number of Accumulation Units outstanding at end of period (in thousands)	112	122	151	173	206	231	234	417	417	527

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675	$11.044
Accumulation Unit Value at end of period	$34.233	$24.035	$17.374	$18.063	$14.607	$13.720	$14.324	$15.820	$11.450	$9.675
Number of Accumulation Units outstanding at end of period (in thousands)	112	122	151	173	206	231	234	417	417	527
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.843	$17.244	$17.937	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636	$11.005
Accumulation Unit Value at end of period	$33.944	$23.843	$17.244	$17.937	$14.513	$13.638	$14.245	$15.741	$11.399	$9.636
Number of Accumulation Units outstanding at end of period (in thousands)	335	378	415	423	457	528	653	750	695	768
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.465	$16.987	$17.687	$14.325	$13.475	$14.089	$15.584	$11.296	$9.559	$10.928
Accumulation Unit Value at end of period	$33.371	$23.465	$16.987	$17.687	$14.325	$13.475	$14.089	$15.584	$11.296	$9.559
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	6	6	11	13	10	15	15	14
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$49.683	$35.985	$37.487	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321	$23.243
Accumulation Unit Value at end of period	$70.623	$49.683	$35.985	$37.487	$30.377	$28.589	$29.906	$33.097	$24.002	$20.321
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	3	3	3	4	4	23	14	14
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$49.408	$35.804	$37.317	$30.254	$28.488	$29.815	$33.012	$23.953	$20.290	$23.219
Accumulation Unit Value at end of period	$70.197	$49.408	$35.804	$37.317	$30.254	$28.488	$29.815	$33.012	$23.953	$20.290
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	3	3	3	3	3	3	1	2
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$48.592	$35.266	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196	$23.146
Accumulation Unit Value at end of period	$68.935	$48.592	$35.266	$36.811	$29.889	$28.186	$29.544	$32.761	$23.806	$20.196
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	2	2	1	1	1	1	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Research Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$29.525	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508	$11.759
Accumulation Unit Value at end of period	$33.844	$29.525	$22.589	$24.026	$19.809	$18.529	$18.697	$17.257	$13.269	$11.508
Number of Accumulation Units outstanding at end of period (in thousands)	77	86	99	110	124	139	154	174	331	297
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.875	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391	$11.656
Accumulation Unit Value at end of period	$33.049	$28.875	$22.125	$23.568	$19.460	$18.231	$18.423	$17.030	$13.114	$11.391
Number of Accumulation Units outstanding at end of period (in thousands)	23	28	33	38	54	95	89	198	127	131
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$28.662	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352	$11.622
Accumulation Unit Value at end of period	$32.789	$28.662	$21.972	$23.417	$19.345	$18.132	$18.333	$16.955	$13.062	$11.352
Number of Accumulation Units outstanding at end of period (in thousands)	6	8	8	9	13	20	20	32	30	29

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.031	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521
Accumulation Unit Value at end of period	$32.019	$28.031	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	20	13	13	91	18	52	31
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.031	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236	$11.521
Accumulation Unit Value at end of period	$32.019	$28.031	$21.521	$22.970	$19.005	$17.840	$18.064	$16.731	$12.910	$11.236
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	20	13	13	91	18	52	31
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.414	$21.079	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420
Accumulation Unit Value at end of period	$31.267	$27.414	$21.079	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121
Number of Accumulation Units outstanding at end of period (in thousands)	39	37	36	38	77	93	141	167	225	205
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$27.414	$21.079	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121	$11.420
Accumulation Unit Value at end of period	$31.267	$27.414	$21.079	$22.532	$18.670	$17.552	$17.799	$16.511	$12.759	$11.121
Number of Accumulation Units outstanding at end of period (in thousands)	39	37	36	38	77	93	141	167	225	205
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.211	$20.933	$22.388	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083	$11.387
Accumulation Unit Value at end of period	$31.021	$27.211	$20.933	$22.388	$18.560	$17.457	$17.712	$16.438	$12.709	$11.083
Number of Accumulation Units outstanding at end of period (in thousands)	—	2	3	2	2	3	5	4	8	7
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.810	$20.645	$22.102	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008	$11.321
Accumulation Unit Value at end of period	$30.533	$26.810	$20.645	$22.102	$18.341	$17.269	$17.539	$16.293	$12.610	$11.008
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	4	5	5	5	2	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288
Accumulation Unit Value at end of period	$30.292	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	37	45	49	57	58	36	28	16
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970	$11.288
Accumulation Unit Value at end of period	$30.292	$26.612	$20.503	$21.961	$18.233	$17.176	$17.452	$16.221	$12.560	$10.970
Number of Accumulation Units outstanding at end of period (in thousands)	28	36	37	45	49	57	58	36	28	16

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.415	$20.362	$21.820	$18.126	$17.083	$17.367	$16.150	$12.511	$10.933	$11.255
Accumulation Unit Value at end of period	$30.053	$26.415	$20.362	$21.820	$18.126	$17.083	$17.367	$16.150	$12.511	$10.933
Number of Accumulation Units outstanding at end of period (in thousands)	38	42	48	58	69	69	97	46	42	19
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.026	$20.082	$21.542	$17.912	$16.899	$17.197	$16.008	$12.413	$10.858	$11.189
Accumulation Unit Value at end of period	$29.581	$26.026	$20.082	$21.542	$17.912	$16.899	$17.197	$16.008	$12.413	$10.858
Number of Accumulation Units outstanding at end of period (in thousands)	—	1	2	1	3	3	5	4	2	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$34.020	$26.263	$28.186	$23.449	$22.133	$22.535	$20.987	$16.283	$14.250	$14.692
Accumulation Unit Value at end of period	$38.647	$34.020	$26.263	$28.186	$23.449	$22.133	$22.535	$20.987	$16.283	$14.250
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	4	3	2	2	3	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.831	$26.130	$28.058	$23.354	$22.054	$22.466	$20.934	$16.249	$14.228	$14.677
Accumulation Unit Value at end of period	$38.414	$33.831	$26.130	$28.058	$23.354	$22.054	$22.466	$20.934	$16.249	$14.228
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$33.273	$25.738	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162	$14.631
Accumulation Unit Value at end of period	$37.723	$33.273	$25.738	$27.678	$23.072	$21.821	$22.262	$20.774	$16.150	$14.162
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	1	1	1	1	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Research International Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$12.477	$9.911	$11.739	$9.307	$9.534	$10.509	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.854	$12.477	$9.911	$11.739	$9.307	$9.534	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	179	224	266	275	328	380	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.385	$9.853	$11.688	$9.281	$9.521	$10.507	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.732	$12.385	$9.853	$11.688	$9.281	$9.521	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	50	58	64	76	119	151	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$12.355	$9.834	$11.671	$9.272	$9.516	$10.506	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.691	$12.355	$9.834	$11.671	$9.272	$9.516	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	20	22	27	34	56	63	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.264	$9.776	$11.620	$9.245	$9.503	$10.504	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.570	$12.264	$9.776	$11.620	$9.245	$9.503	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	31	37	42	44	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.264	$9.776	$11.620	$9.245	$9.503	$10.504	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.570	$12.264	$9.776	$11.620	$9.245	$9.503	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	17	24	31	37	42	44	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.174	$9.719	$11.569	$9.219	$9.490	$10.501	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.450	$12.174	$9.719	$11.569	$9.219	$9.490	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	130	149	183	287	300	—	—	—	—
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.174	$9.719	$11.569	$9.219	$9.490	$10.501	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.450	$12.174	$9.719	$11.569	$9.219	$9.490	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	65	130	149	183	287	300	—	—	—	—
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.144	$9.700	$11.553	$9.210	$9.486	$10.500	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.411	$12.144	$9.700	$11.553	$9.210	$9.486	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	3	3	5	5	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.084	$9.662	$11.519	$9.192	$9.477	$10.499	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.332	$12.084	$9.662	$11.519	$9.192	$9.477	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	8	9	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.055	$9.643	$11.502	$9.183	$9.473	$10.498	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.292	$12.055	$9.643	$11.502	$9.183	$9.473	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	64	72	77	89	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.055	$9.643	$11.502	$9.183	$9.473	$10.498	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.292	$12.055	$9.643	$11.502	$9.183	$9.473	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	39	38	64	72	77	89	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.025	$9.624	$11.485	$9.174	$9.468	$10.497	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.253	$12.025	$9.624	$11.485	$9.174	$9.468	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	73	95	111	118	122	197	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.966	$9.586	$11.452	$9.157	$9.460	$10.496	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.175	$11.966	$9.586	$11.452	$9.157	$9.460	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	4	4	4	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.937	$9.568	$11.435	$9.148	$9.455	$10.495	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.136	$11.937	$9.568	$11.435	$9.148	$9.455	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	3	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.907	$9.549	$11.419	$9.139	$9.451	$10.494	$—	$—	$—	$—
Accumulation Unit Value at end of period	$13.097	$11.907	$9.549	$11.419	$9.139	$9.451	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$11.820	$9.493	$11.369	$9.113	$9.438	$10.492	$—	$—	$—	$—
Accumulation Unit Value at end of period	$12.981	$11.820	$9.493	$11.369	$9.113	$9.438	$—	$—	$—	$—
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	1	1	1	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Total Return Bond Series
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$14.812	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753	$12.152
Accumulation Unit Value at end of period	$15.796	$14.812	$13.671	$14.058	$13.689	$13.358	$13.628	$13.096	$13.460	$12.753
Number of Accumulation Units outstanding at end of period (in thousands)	6,736	7,174	7,395	8,826	9,408	10,360	12,140	15,143	4,148	4,231
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.487	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624	$12.047
Accumulation Unit Value at end of period	$15.426	$14.487	$13.391	$13.791	$13.449	$13.143	$13.429	$12.924	$13.303	$12.624
Number of Accumulation Units outstanding at end of period (in thousands)	211	240	232	299	329	399	526	814	1,438	1,536
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$14.380	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581	$12.012
Accumulation Unit Value at end of period	$15.304	$14.380	$13.299	$13.702	$13.369	$13.072	$13.364	$12.868	$13.251	$12.581
Number of Accumulation Units outstanding at end of period (in thousands)	97	88	90	122	152	174	232	274	438	436
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$14.064	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907
Accumulation Unit Value at end of period	$14.946	$14.064	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453
Number of Accumulation Units outstanding at end of period (in thousands)	192	185	215	239	261	289	374	456	603	688
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$14.064	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453	$11.907
Accumulation Unit Value at end of period	$14.946	$14.064	$13.026	$13.442	$13.135	$12.862	$13.168	$12.699	$13.097	$12.453
Number of Accumulation Units outstanding at end of period (in thousands)	192	185	215	239	261	289	374	456	603	688
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.755	$12.759	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804
Accumulation Unit Value at end of period	$14.595	$13.755	$12.759	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	350	377	467	606	763	948	1,231	1,507	2,821	3,141
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.755	$12.759	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326	$11.804
Accumulation Unit Value at end of period	$14.595	$13.755	$12.759	$13.186	$12.904	$12.655	$12.976	$12.532	$12.944	$12.326
Number of Accumulation Units outstanding at end of period (in thousands)	350	377	467	606	763	948	1,231	1,507	2,821	3,141

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.653	$12.671	$13.102	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284	$11.770
Accumulation Unit Value at end of period	$14.480	$13.653	$12.671	$13.102	$12.828	$12.587	$12.912	$12.477	$12.894	$12.284
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	34	38	43	26	39	48	74	85
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.453	$12.497	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201	$11.702
Accumulation Unit Value at end of period	$14.253	$13.453	$12.497	$12.935	$12.677	$12.452	$12.786	$12.367	$12.794	$12.201
Number of Accumulation Units outstanding at end of period (in thousands)	18	16	28	28	36	42	33	48	87	61
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668
Accumulation Unit Value at end of period	$14.141	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159
Number of Accumulation Units outstanding at end of period (in thousands)	311	284	276	285	269	278	291	255	265	282
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159	$11.668
Accumulation Unit Value at end of period	$14.141	$13.353	$12.411	$12.852	$12.603	$12.384	$12.724	$12.313	$12.744	$12.159
Number of Accumulation Units outstanding at end of period (in thousands)	311	284	276	285	269	278	291	255	265	282
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.255	$12.326	$12.770	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118	$11.634
Accumulation Unit Value at end of period	$14.030	$13.255	$12.326	$12.770	$12.528	$12.318	$12.662	$12.259	$12.694	$12.118
Number of Accumulation Units outstanding at end of period (in thousands)	691	661	624	654	593	616	609	620	643	590
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.060	$12.157	$12.607	$12.381	$12.185	$12.538	$12.151	$12.595	$12.036	$11.566
Accumulation Unit Value at end of period	$13.809	$13.060	$12.157	$12.607	$12.381	$12.185	$12.538	$12.151	$12.595	$12.036
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	5	10	9	10	23	10	19
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.699	$12.758	$13.237	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675	$12.187
Accumulation Unit Value at end of period	$14.478	$13.699	$12.758	$13.237	$13.006	$12.807	$13.184	$12.784	$13.258	$12.675
Number of Accumulation Units outstanding at end of period (in thousands)	41	24	20	15	19	15	16	21	32	22
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.623	$12.693	$13.177	$12.954	$12.761	$13.144	$12.751	$13.231	$12.656	$12.174
Accumulation Unit Value at end of period	$14.390	$13.623	$12.693	$13.177	$12.954	$12.761	$13.144	$12.751	$13.231	$12.656
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	6	6	6	4	4	2	6	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$13.398	$12.503	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597	$12.136
Accumulation Unit Value at end of period	$14.132	$13.398	$12.503	$12.999	$12.798	$12.626	$13.024	$12.654	$13.150	$12.597
Number of Accumulation Units outstanding at end of period (in thousands)	13	12	13	12	12	6	6	9	2	2

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Total Return Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$22.993	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217	$13.210
Accumulation Unit Value at end of period	$24.824	$22.993	$19.427	$20.935	$18.962	$17.679	$18.049	$16.920	$14.457	$13.217
Number of Accumulation Units outstanding at end of period (in thousands)	1,791	1,928	2,144	2,437	2,715	3,185	3,750	4,700	9,364	11,381
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$22.339	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996	$13.008
Accumulation Unit Value at end of period	$24.081	$22.339	$18.903	$20.400	$18.505	$17.279	$17.667	$16.588	$14.194	$12.996
Number of Accumulation Units outstanding at end of period (in thousands)	544	670	780	946	1,204	1,516	2,052	2,961	4,205	5,415
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$22.139	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931	$12.950
Accumulation Unit Value at end of period	$23.854	$22.139	$18.743	$20.238	$18.368	$17.159	$17.553	$16.489	$14.116	$12.931
Number of Accumulation Units outstanding at end of period (in thousands)	373	426	488	588	719	846	1,051	1,351	1,718	2,186
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$21.509	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753
Accumulation Unit Value at end of period	$23.141	$21.509	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715
Number of Accumulation Units outstanding at end of period (in thousands)	600	662	764	884	1,005	1,190	1,383	1,683	2,248	2,684
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$21.509	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715	$12.753
Accumulation Unit Value at end of period	$23.141	$21.509	$18.237	$19.722	$17.925	$16.771	$17.182	$16.164	$13.859	$12.715
Number of Accumulation Units outstanding at end of period (in thousands)	600	662	764	884	1,005	1,190	1,383	1,683	2,248	2,684
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.049	$18.723	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251
Accumulation Unit Value at end of period	$23.686	$22.049	$18.723	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192
Number of Accumulation Units outstanding at end of period (in thousands)	738	927	1,174	1,479	1,844	2,569	2,979	4,116	5,741	7,340
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.049	$18.723	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192	$13.251
Accumulation Unit Value at end of period	$23.686	$22.049	$18.723	$20.278	$18.458	$17.296	$17.747	$16.720	$14.357	$13.192
Number of Accumulation Units outstanding at end of period (in thousands)	738	927	1,174	1,479	1,844	2,569	2,979	4,116	5,741	7,340
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.773	$17.648	$19.123	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478	$12.540
Accumulation Unit Value at end of period	$22.304	$20.773	$17.648	$19.123	$17.416	$16.327	$16.761	$15.799	$13.574	$12.478
Number of Accumulation Units outstanding at end of period (in thousands)	43	48	58	63	75	99	115	137	189	211
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.481	$18.268	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007	$13.084
Accumulation Unit Value at end of period	$23.041	$21.481	$18.268	$19.814	$18.063	$16.951	$17.419	$16.436	$14.135	$13.007
Number of Accumulation Units outstanding at end of period (in thousands)	55	64	69	87	104	114	134	203	262	316
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382
Accumulation Unit Value at end of period	$21.696	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303
Number of Accumulation Units outstanding at end of period (in thousands)	577	647	710	778	811	884	999	1,058	848	1,014

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303	$12.382
Accumulation Unit Value at end of period	$21.696	$20.237	$17.219	$18.686	$17.043	$16.002	$16.451	$15.531	$13.363	$12.303
Number of Accumulation Units outstanding at end of period (in thousands)	577	647	710	778	811	884	999	1,058	848	1,014
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.399	$18.216	$19.778	$18.049	$16.955	$17.440	$16.472	$14.180	$13.061	$13.152
Accumulation Unit Value at end of period	$22.930	$21.399	$18.216	$19.778	$18.049	$16.955	$17.440	$16.472	$14.180	$13.061
Number of Accumulation Units outstanding at end of period (in thousands)	1,411	1,336	1,486	1,625	1,681	1,545	1,693	1,670	1,244	1,193
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$21.059	$17.945	$19.503	$17.816	$16.752	$17.249	$16.308	$14.053	$12.957	$13.061
Accumulation Unit Value at end of period	$22.544	$21.059	$17.945	$19.503	$17.816	$16.752	$17.249	$16.308	$14.053	$12.957
Number of Accumulation Units outstanding at end of period (in thousands)	32	35	41	44	49	61	64	67	52	54
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.357	$17.355	$18.871	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575	$12.682
Accumulation Unit Value at end of period	$21.781	$20.357	$17.355	$18.871	$17.247	$16.226	$16.715	$15.812	$13.632	$12.575
Number of Accumulation Units outstanding at end of period (in thousands)	78	90	100	107	92	93	108	106	110	97
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$20.244	$17.268	$18.786	$17.177	$16.168	$16.664	$15.771	$13.604	$12.556	$12.669
Accumulation Unit Value at end of period	$21.649	$20.244	$17.268	$18.786	$17.177	$16.168	$16.664	$15.771	$13.604	$12.556
Number of Accumulation Units outstanding at end of period (in thousands)	16	17	20	22	23	24	22	19	11	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.910	$17.008	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497	$12.629
Accumulation Unit Value at end of period	$21.260	$19.910	$17.008	$18.531	$16.970	$15.997	$16.513	$15.651	$13.520	$12.497
Number of Accumulation Units outstanding at end of period (in thousands)	21	26	27	28	29	22	23	18	13	13

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
MFS® Value Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$37.228	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710	$16.028
Accumulation Unit Value at end of period	$37.872	$37.228	$29.172	$33.002	$28.531	$25.436	$26.065	$23.990	$17.957	$15.710
Number of Accumulation Units outstanding at end of period (in thousands)	611	645	836	960	1,043	1,271	1,503	1,957	2,208	2,873
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$36.309	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507	$15.845
Accumulation Unit Value at end of period	$36.881	$36.309	$28.495	$32.283	$27.952	$24.958	$25.612	$23.609	$17.698	$15.507
Number of Accumulation Units outstanding at end of period (in thousands)	85	109	137	162	192	249	356	660	866	1,124
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$36.007	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440	$15.784
Accumulation Unit Value at end of period	$36.557	$36.007	$28.272	$32.047	$27.762	$24.800	$25.463	$23.484	$17.613	$15.440
Number of Accumulation Units outstanding at end of period (in thousands)	51	57	71	85	101	104	125	173	254	342

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$35.118	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604
Accumulation Unit Value at end of period	$35.601	$35.118	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240
Number of Accumulation Units outstanding at end of period (in thousands)	74	77	88	130	153	150	182	233	297	357
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$35.118	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240	$15.604
Accumulation Unit Value at end of period	$35.601	$35.118	$27.616	$31.350	$27.198	$24.333	$25.021	$23.111	$17.359	$15.240
Number of Accumulation Units outstanding at end of period (in thousands)	74	77	88	130	153	150	182	233	297	357
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$34.251	$26.974	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425
Accumulation Unit Value at end of period	$34.670	$34.251	$26.974	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043
Number of Accumulation Units outstanding at end of period (in thousands)	153	198	244	331	433	545	702	982	1,290	1,637
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$34.251	$26.974	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043	$15.425
Accumulation Unit Value at end of period	$34.670	$34.251	$26.974	$30.668	$26.646	$23.875	$24.587	$22.744	$17.109	$15.043
Number of Accumulation Units outstanding at end of period (in thousands)	153	198	244	331	433	545	702	982	1,290	1,637
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.967	$26.763	$30.444	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978	$15.366
Accumulation Unit Value at end of period	$34.365	$33.967	$26.763	$30.444	$26.465	$23.724	$24.444	$22.623	$17.027	$14.978
Number of Accumulation Units outstanding at end of period (in thousands)	7	9	9	10	17	20	19	34	38	50
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.405	$26.347	$30.000	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849	$15.249
Accumulation Unit Value at end of period	$33.763	$33.405	$26.347	$30.000	$26.105	$23.426	$24.161	$22.383	$16.863	$14.849
Number of Accumulation Units outstanding at end of period (in thousands)	9	24	26	29	33	35	36	43	44	56
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190
Accumulation Unit Value at end of period	$33.466	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785
Number of Accumulation Units outstanding at end of period (in thousands)	135	152	172	197	194	217	197	203	169	166
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785	$15.190
Accumulation Unit Value at end of period	$33.466	$33.128	$26.142	$29.781	$25.928	$23.278	$24.020	$22.264	$16.782	$14.785
Number of Accumulation Units outstanding at end of period (in thousands)	135	152	172	197	194	217	197	203	169	166
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$32.864	$25.946	$29.573	$25.760	$23.138	$23.888	$22.152	$16.706	$14.726	$15.137
Accumulation Unit Value at end of period	$33.182	$32.864	$25.946	$29.573	$25.760	$23.138	$23.888	$22.152	$16.706	$14.726
Number of Accumulation Units outstanding at end of period (in thousands)	266	313	374	409	391	411	427	469	341	312
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$32.342	$25.560	$29.162	$25.427	$22.862	$23.627	$21.932	$16.556	$14.608	$15.031
Accumulation Unit Value at end of period	$32.623	$32.342	$25.560	$29.162	$25.427	$22.862	$23.627	$21.932	$16.556	$14.608
Number of Accumulation Units outstanding at end of period (in thousands)	2	6	7	9	10	6	7	8	8	12

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.887	$22.841	$26.073	$22.745	$20.461	$21.156	$19.648	$14.840	$13.100	$13.486
Accumulation Unit Value at end of period	$29.123	$28.887	$22.841	$26.073	$22.745	$20.461	$21.156	$19.648	$14.840	$13.100
Number of Accumulation Units outstanding at end of period (in thousands)	15	12	11	13	7	4	8	5	5	3
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.727	$22.726	$25.955	$22.653	$20.388	$21.091	$19.598	$14.809	$13.080	$13.472
Accumulation Unit Value at end of period	$28.948	$28.727	$22.726	$25.955	$22.653	$20.388	$21.091	$19.598	$14.809	$13.080
Number of Accumulation Units outstanding at end of period (in thousands)	2	3	5	6	6	6	5	3	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$28.253	$22.384	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019	$13.430
Accumulation Unit Value at end of period	$28.427	$28.253	$22.384	$25.603	$22.379	$20.173	$20.899	$19.449	$14.719	$13.019
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	3	2	2	2	2	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Prudential SP International Growth Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$1.522	$1.174	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840	$1.008
Accumulation Unit Value at end of period	$1.969	$1.522	$1.174	$1.375	$1.033	$1.096	$1.082	$1.172	$1.006	$0.840
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.480	$1.143	$1.341	$1.009	$1.073	$1.060	$1.150	$0.988	$0.826	$0.994
Accumulation Unit Value at end of period	$1.912	$1.480	$1.143	$1.341	$1.009	$1.073	$1.060	$1.150	$0.988	$0.826
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$1.466	$1.133	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822	$0.989
Accumulation Unit Value at end of period	$1.893	$1.466	$1.133	$1.330	$1.001	$1.065	$1.053	$1.143	$0.983	$0.822
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$1.426	$1.103	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975
Accumulation Unit Value at end of period	$1.838	$1.426	$1.103	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.426	$1.103	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809	$0.975
Accumulation Unit Value at end of period	$1.838	$1.426	$1.103	$1.297	$0.978	$1.042	$1.031	$1.121	$0.966	$0.809
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.390	$1.077	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963
Accumulation Unit Value at end of period	$1.789	$1.390	$1.077	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	37	37

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.390	$1.077	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798	$0.963
Accumulation Unit Value at end of period	$1.789	$1.390	$1.077	$1.269	$0.958	$1.021	$1.013	$1.103	$0.951	$0.798
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	37	37
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.377	$1.068	$1.258	$0.950	$1.014	$1.006	$1.096	$0.946	$0.794	$0.959
Accumulation Unit Value at end of period	$1.771	$1.377	$1.068	$1.258	$0.950	$1.014	$1.006	$1.096	$0.946	$0.794
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.354	$1.051	$1.240	$0.937	$1.001	$0.994	$1.084	$0.937	$0.787	$0.951
Accumulation Unit Value at end of period	$1.740	$1.354	$1.051	$1.240	$0.937	$1.001	$0.994	$1.084	$0.937	$0.787
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.341	$1.042	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947
Accumulation Unit Value at end of period	$1.723	$1.341	$1.042	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.341	$1.042	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783	$0.947
Accumulation Unit Value at end of period	$1.723	$1.341	$1.042	$1.229	$0.930	$0.994	$0.987	$1.077	$0.931	$0.783
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.624	$17.576	$20.753	$15.705	$16.793	$16.695	$18.224	$15.758	$13.252	$16.037
Accumulation Unit Value at end of period	$29.048	$22.624	$17.576	$20.753	$15.705	$16.793	$16.695	$18.224	$15.758	$13.252
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.310	$1.018	$1.204	$0.912	$0.976	$0.971	$1.061	$0.919	$0.773	$0.937
Accumulation Unit Value at end of period	$1.680	$1.310	$1.018	$1.204	$0.912	$0.976	$0.971	$1.061	$0.919	$0.773
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.251	$17.312	$20.472	$15.515	$16.616	$16.543	$18.085	$15.662	$13.191	$15.987
Accumulation Unit Value at end of period	$28.526	$22.251	$17.312	$20.472	$15.515	$16.616	$16.543	$18.085	$15.662	$13.191
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$22.127	$17.225	$20.379	$15.453	$16.557	$16.492	$18.039	$15.630	$13.170	$15.970
Accumulation Unit Value at end of period	$28.354	$22.127	$17.225	$20.379	$15.453	$16.557	$16.492	$18.039	$15.630	$13.170
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$21.762	$16.966	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109	$15.920
Accumulation Unit Value at end of period	$27.845	$21.762	$16.966	$20.103	$15.266	$16.382	$16.342	$17.902	$15.534	$13.109
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Prudential Value Portfolio
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$2.173	$1.760	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126	$1.217
Accumulation Unit Value at end of period	$2.204	$2.173	$1.760	$1.994	$1.741	$1.596	$1.775	$1.647	$1.264	$1.126
Number of Accumulation Units outstanding at end of period (in thousands)	153	153	153	153	153	153	153	153	153	153
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.113	$1.714	$1.945	$1.701	$1.561	$1.739	$1.616	$1.242	$1.108	$1.200
Accumulation Unit Value at end of period	$2.140	$2.113	$1.714	$1.945	$1.701	$1.561	$1.739	$1.616	$1.242	$1.108
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	17	31	31	31	31	32	32	32
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$2.093	$1.699	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102	$1.194
Accumulation Unit Value at end of period	$2.119	$2.093	$1.699	$1.929	$1.687	$1.550	$1.727	$1.605	$1.235	$1.102
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$2.036	$1.654	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177
Accumulation Unit Value at end of period	$2.057	$2.036	$1.654	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	3
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$2.036	$1.654	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085	$1.177
Accumulation Unit Value at end of period	$2.057	$2.036	$1.654	$1.881	$1.648	$1.516	$1.692	$1.575	$1.213	$1.085
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	3	3
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.984	$1.615	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163
Accumulation Unit Value at end of period	$2.002	$1.984	$1.615	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	30	30
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.984	$1.615	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070	$1.163
Accumulation Unit Value at end of period	$2.002	$1.984	$1.615	$1.839	$1.614	$1.487	$1.662	$1.549	$1.195	$1.070
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	30	30
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.966	$1.601	$1.824	$1.601	$1.476	$1.651	$1.540	$1.188	$1.065	$1.157
Accumulation Unit Value at end of period	$1.983	$1.966	$1.601	$1.824	$1.601	$1.476	$1.651	$1.540	$1.188	$1.065
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.933	$1.576	$1.797	$1.579	$1.457	$1.631	$1.523	$1.177	$1.055	$1.148
Accumulation Unit Value at end of period	$1.948	$1.933	$1.576	$1.797	$1.579	$1.457	$1.631	$1.523	$1.177	$1.055
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$1.915	$1.562	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142
Accumulation Unit Value at end of period	$1.929	$1.915	$1.562	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.915	$1.562	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050	$1.142
Accumulation Unit Value at end of period	$1.929	$1.915	$1.562	$1.782	$1.567	$1.447	$1.620	$1.513	$1.170	$1.050
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$26.188	$21.370	$24.397	$21.460	$19.821	$22.210	$20.756	$16.049	$14.410	$15.692
Accumulation Unit Value at end of period	$26.359	$26.188	$21.370	$24.397	$21.460	$19.821	$22.210	$20.756	$16.049	$14.410
Number of Accumulation Units outstanding at end of period (in thousands)	2	2	2	2	2	2	2	2	3	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$1.870	$1.527	$1.745	$1.537	$1.421	$1.594	$1.491	$1.154	$1.037	$1.131
Accumulation Unit Value at end of period	$1.880	$1.870	$1.527	$1.745	$1.537	$1.421	$1.594	$1.491	$1.154	$1.037
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.756	$21.049	$24.067	$21.201	$19.611	$22.008	$20.598	$15.951	$14.344	$15.643
Accumulation Unit Value at end of period	$25.885	$25.756	$21.049	$24.067	$21.201	$19.611	$22.008	$20.598	$15.951	$14.344
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.613	$20.943	$23.957	$21.115	$19.541	$21.941	$20.546	$15.919	$14.322	$15.626
Accumulation Unit Value at end of period	$25.729	$25.613	$20.943	$23.957	$21.115	$19.541	$21.941	$20.546	$15.919	$14.322
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$25.191	$20.628	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255	$15.577
Accumulation Unit Value at end of period	$25.267	$25.191	$20.628	$23.633	$20.861	$19.335	$21.742	$20.389	$15.821	$14.255
Number of Accumulation Units outstanding at end of period (in thousands)	—	—	—	—	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Developing Markets VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$30.450	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535	$28.388
Accumulation Unit Value at end of period	$35.142	$30.450	$24.403	$29.355	$21.228	$18.330	$23.139	$25.608	$26.240	$23.535
Number of Accumulation Units outstanding at end of period (in thousands)	158	187	224	230	274	331	388	480	892	1,142
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$29.583	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141	$27.955
Accumulation Unit Value at end of period	$34.091	$29.583	$23.744	$28.605	$20.717	$17.916	$22.650	$25.104	$25.762	$23.141
Number of Accumulation Units outstanding at end of period (in thousands)	46	56	73	106	127	171	226	309	456	588
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$29.319	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026	$27.830
Accumulation Unit Value at end of period	$33.769	$29.319	$23.544	$28.378	$20.563	$17.791	$22.504	$24.954	$25.621	$23.026
Number of Accumulation Units outstanding at end of period (in thousands)	38	45	49	65	74	86	100	121	181	218
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$28.485	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406
Accumulation Unit Value at end of period	$32.759	$28.485	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641
Number of Accumulation Units outstanding at end of period (in thousands)	59	67	68	90	115	84	98	115	140	169
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$28.485	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641	$27.406
Accumulation Unit Value at end of period	$32.759	$28.485	$22.908	$27.653	$20.068	$17.389	$22.028	$24.463	$25.155	$22.641
Number of Accumulation Units outstanding at end of period (in thousands)	59	67	68	90	115	84	98	115	140	169
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$22.961	$18.493	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391
Accumulation Unit Value at end of period	$26.367	$22.961	$18.493	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471
Number of Accumulation Units outstanding at end of period (in thousands)	117	140	173	198	243	305	408	518	791	982
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.961	$18.493	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471	$22.391
Accumulation Unit Value at end of period	$26.367	$22.961	$18.493	$22.358	$16.249	$14.101	$17.890	$19.898	$20.491	$18.471
Number of Accumulation Units outstanding at end of period (in thousands)	117	140	173	198	243	305	408	518	791	982
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$27.509	$22.168	$26.814	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219	$26.948
Accumulation Unit Value at end of period	$31.574	$27.509	$22.168	$26.814	$19.497	$16.929	$21.488	$23.911	$24.636	$22.219
Number of Accumulation Units outstanding at end of period (in thousands)	4	11	12	13	14	14	15	17	12	13
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$22.369	$18.044	$21.847	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212	$22.110
Accumulation Unit Value at end of period	$25.648	$22.369	$18.044	$21.847	$15.901	$13.820	$17.560	$19.560	$20.173	$18.212
Number of Accumulation Units outstanding at end of period (in thousands)	16	18	20	15	16	19	23	29	35	42
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610
Accumulation Unit Value at end of period	$30.714	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907
Number of Accumulation Units outstanding at end of period (in thousands)	31	44	49	69	57	57	60	87	100	126

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907	$26.610
Accumulation Unit Value at end of period	$30.714	$26.800	$21.629	$26.201	$19.080	$16.591	$21.091	$23.505	$24.254	$21.907
Number of Accumulation Units outstanding at end of period (in thousands)	31	44	49	69	57	57	60	87	100	126
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$23.569	$19.031	$23.065	$16.805	$14.620	$18.595	$20.733	$21.405	$19.343	$23.507
Accumulation Unit Value at end of period	$26.997	$23.569	$19.031	$23.065	$16.805	$14.620	$18.595	$20.733	$21.405	$19.343
Number of Accumulation Units outstanding at end of period (in thousands)	171	186	220	302	310	242	239	262	267	245
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$23.195	$18.747	$22.744	$16.588	$14.446	$18.391	$20.527	$21.213	$19.189	$23.343
Accumulation Unit Value at end of period	$26.542	$23.195	$18.747	$22.744	$16.588	$14.446	$18.391	$20.527	$21.213	$19.189
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	2	2	2	3	3	5	9	8
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.948	$16.131	$19.580	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569	$20.166
Accumulation Unit Value at end of period	$22.815	$19.948	$16.131	$19.580	$14.287	$12.448	$15.856	$17.706	$18.307	$16.569
Number of Accumulation Units outstanding at end of period (in thousands)	2	4	8	29	11	9	10	9	6	6
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.837	$16.049	$19.491	$14.229	$12.404	$15.808	$17.661	$18.270	$16.543	$20.145
Accumulation Unit Value at end of period	$22.677	$19.837	$16.049	$19.491	$14.229	$12.404	$15.808	$17.661	$18.270	$16.543
Number of Accumulation Units outstanding at end of period (in thousands)	3	3	3	3	3	3	3	3	2	3
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.510	$15.808	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466	$20.082
Accumulation Unit Value at end of period	$22.269	$19.510	$15.808	$19.227	$14.057	$12.273	$15.664	$17.527	$18.158	$16.466
Number of Accumulation Units outstanding at end of period (in thousands)	1	1	1	1	—	—	—	—	—	—

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Foreign VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$13.780	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980	$12.498
Accumulation Unit Value at end of period	$13.390	$13.780	$12.455	$14.983	$13.059	$12.394	$13.482	$15.431	$12.764	$10.980
Number of Accumulation Units outstanding at end of period (in thousands)	1,779	1,767	1,877	1,974	2,302	2,650	2,938	3,331	3,838	4,648
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$13.387	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797	$12.307
Accumulation Unit Value at end of period	$12.990	$13.387	$12.119	$14.600	$12.745	$12.114	$13.197	$15.127	$12.531	$10.797
Number of Accumulation Units outstanding at end of period (in thousands)	524	530	585	680	821	1,021	1,227	1,618	2,454	3,359
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$13.268	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743	$12.252
Accumulation Unit Value at end of period	$12.867	$13.268	$12.017	$14.484	$12.650	$12.030	$13.112	$15.037	$12.463	$10.743
Number of Accumulation Units outstanding at end of period (in thousands)	188	181	195	233	271	319	407	483	666	832

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$12.890	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065
Accumulation Unit Value at end of period	$12.482	$12.890	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563
Number of Accumulation Units outstanding at end of period (in thousands)	187	186	215	243	301	343	421	531	685	895
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.890	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563	$12.065
Accumulation Unit Value at end of period	$12.482	$12.890	$11.692	$14.114	$12.345	$11.757	$12.834	$14.741	$12.236	$10.563
Number of Accumulation Units outstanding at end of period (in thousands)	187	186	215	243	301	343	421	531	685	895
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$13.061	$11.865	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392
Accumulation Unit Value at end of period	$12.629	$13.061	$11.865	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833
Number of Accumulation Units outstanding at end of period (in thousands)	774	798	921	1,059	1,274	1,565	1,917	2,464	3,589	4,603
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$13.061	$11.865	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833	$12.392
Accumulation Unit Value at end of period	$12.629	$13.061	$11.865	$14.344	$12.566	$11.985	$13.103	$15.072	$12.529	$10.833
Number of Accumulation Units outstanding at end of period (in thousands)	774	798	921	1,059	1,274	1,565	1,917	2,464	3,589	4,603
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.449	$11.314	$13.685	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366	$11.864
Accumulation Unit Value at end of period	$12.031	$12.449	$11.314	$13.685	$11.994	$11.446	$12.520	$14.408	$11.983	$10.366
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	5	6	7	9	13	22	46	57
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.724	$11.577	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681	$12.236
Accumulation Unit Value at end of period	$12.285	$12.724	$11.577	$14.016	$12.297	$11.747	$12.861	$14.816	$12.335	$10.681
Number of Accumulation Units outstanding at end of period (in thousands)	36	34	36	38	49	57	63	75	101	123
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715
Accumulation Unit Value at end of period	$11.703	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221
Number of Accumulation Units outstanding at end of period (in thousands)	317	308	321	329	372	425	414	483	568	690
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221	$11.715
Accumulation Unit Value at end of period	$11.703	$12.128	$11.039	$13.372	$11.738	$11.218	$12.288	$14.164	$11.798	$10.221
Number of Accumulation Units outstanding at end of period (in thousands)	317	308	321	329	372	425	414	483	568	690
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$12.031	$10.957	$13.279	$11.662	$11.151	$12.221	$14.093	$11.745	$10.180	$11.674
Accumulation Unit Value at end of period	$11.604	$12.031	$10.957	$13.279	$11.662	$11.151	$12.221	$14.093	$11.745	$10.180
Number of Accumulation Units outstanding at end of period (in thousands)	1,045	968	983	1,005	1,073	1,159	1,285	1,344	1,080	1,095
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$11.840	$10.793	$13.094	$11.511	$11.018	$12.087	$13.953	$11.639	$10.099	$11.593
Accumulation Unit Value at end of period	$11.408	$11.840	$10.793	$13.094	$11.511	$11.018	$12.087	$13.953	$11.639	$10.099
Number of Accumulation Units outstanding at end of period (in thousands)	4	4	4	5	5	6	8	14	20	21

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.345	$13.996	$16.988	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141	$15.093
Accumulation Unit Value at end of period	$14.778	$15.345	$13.996	$16.988	$14.942	$14.308	$15.705	$18.138	$15.138	$13.141
Number of Accumulation Units outstanding at end of period (in thousands)	7	8	7	6	7	7	8	7	3	5
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.261	$13.926	$16.911	$14.881	$14.258	$15.657	$18.092	$15.107	$13.121	$15.077
Accumulation Unit Value at end of period	$14.689	$15.261	$13.926	$16.911	$14.881	$14.258	$15.657	$18.092	$15.107	$13.121
Number of Accumulation Units outstanding at end of period (in thousands)	5	6	6	6	5	6	5	5	5	5
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.009	$13.716	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060	$15.030
Accumulation Unit Value at end of period	$14.425	$15.009	$13.716	$16.682	$14.701	$14.107	$15.515	$17.954	$15.015	$13.060
Number of Accumulation Units outstanding at end of period (in thousands)	4	3	3	3	4	5	4	3	1	1

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
Templeton Growth VIP Fund
Without Any Optional Benefits
Accumulation Unit Value at beginning of period	$17.598	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997	$12.025
Accumulation Unit Value at end of period	$18.305	$17.598	$15.544	$18.568	$15.938	$14.789	$16.086	$16.836	$13.090	$10.997
Number of Accumulation Units outstanding at end of period (in thousands)	1,079	1,260	1,423	1,602	1,853	2,171	2,618	3,307	5,922	7,426
With Optional Death Benefit
Accumulation Unit Value at beginning of period	$17.097	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813	$11.841
Accumulation Unit Value at end of period	$17.757	$17.097	$15.125	$18.094	$15.554	$14.454	$15.746	$16.504	$12.851	$10.813
Number of Accumulation Units outstanding at end of period (in thousands)	251	307	367	464	579	712	1,049	1,450	2,270	3,111
With Earnings Protection Benefit
Accumulation Unit Value at beginning of period	$16.945	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760	$11.789
Accumulation Unit Value at end of period	$17.590	$16.945	$14.997	$17.950	$15.438	$14.354	$15.644	$16.406	$12.781	$10.760
Number of Accumulation Units outstanding at end of period (in thousands)	164	187	215	255	316	390	476	584	859	1,127
With Earnings Protection Benefit and Optional Death Benefit
Accumulation Unit Value at beginning of period	$16.462	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609
Accumulation Unit Value at end of period	$17.064	$16.462	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580
Number of Accumulation Units outstanding at end of period (in thousands)	190	225	261	310	360	438	523	693	932	1,238
With Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.462	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580	$11.609
Accumulation Unit Value at end of period	$17.064	$16.462	$14.592	$17.492	$15.067	$14.029	$15.313	$16.083	$12.549	$10.580
Number of Accumulation Units outstanding at end of period (in thousands)	190	225	261	310	360	438	523	693	932	1,238
With Optional Death Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$16.178	$14.361	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563
Accumulation Unit Value at end of period	$16.744	$16.178	$14.361	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522
Number of Accumulation Units outstanding at end of period (in thousands)	601	745	916	1,118	1,453	1,809	2,289	3,170	4,466	5,944

Sub-Account	As of December 31,
	2020	2019	2018	2017	2016	2015	2014	2013	2012	2011
With Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$16.178	$14.361	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522	$11.563
Accumulation Unit Value at end of period	$16.744	$16.178	$14.361	$17.241	$14.873	$13.870	$15.162	$15.948	$12.462	$10.522
Number of Accumulation Units outstanding at end of period (in thousands)	601	745	916	1,118	1,453	1,809	2,289	3,170	4,466	5,944
With Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.899	$14.120	$16.961	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382	$11.415
Accumulation Unit Value at end of period	$16.446	$15.899	$14.120	$16.961	$14.638	$13.657	$14.937	$15.720	$12.290	$10.382
Number of Accumulation Units outstanding at end of period (in thousands)	32	33	43	50	57	77	115	143	203	239
With Optional Death Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.761	$14.012	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375	$11.418
Accumulation Unit Value at end of period	$16.287	$15.761	$14.012	$16.847	$14.555	$13.593	$14.882	$15.677	$12.269	$10.375
Number of Accumulation Units outstanding at end of period (in thousands)	20	43	58	79	85	94	107	149	201	233
With Optional Death Benefit, Earnings Protection Benefit and Principal First (35 BPS)
Accumulation Unit Value at beginning of period	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272
Accumulation Unit Value at end of period	$15.998	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236
Number of Accumulation Units outstanding at end of period (in thousands)	162	188	221	246	260	279	329	347	310	335
With Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236	$11.272
Accumulation Unit Value at end of period	$15.998	$15.488	$13.777	$16.573	$14.325	$13.385	$14.662	$15.453	$12.099	$10.236
Number of Accumulation Units outstanding at end of period (in thousands)	162	188	221	246	260	279	329	347	310	335
With Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$15.021	$13.368	$16.089	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967	$10.981
Accumulation Unit Value at end of period	$15.508	$15.021	$13.368	$16.089	$13.914	$13.007	$14.255	$15.032	$11.775	$9.967
Number of Accumulation Units outstanding at end of period (in thousands)	549	626	657	774	864	979	1,065	1,020	785	714
With Optional Death Benefit, Earnings Protection Benefit and Principal First (50 BPS)
Accumulation Unit Value at beginning of period	$14.783	$13.169	$15.865	$13.734	$12.852	$14.099	$14.882	$11.670	$9.888	$10.904
Accumulation Unit Value at end of period	$15.246	$14.783	$13.169	$15.865	$13.734	$12.852	$14.099	$14.882	$11.670	$9.888
Number of Accumulation Units outstanding at end of period (in thousands)	8	8	9	10	18	24	27	29	33	40
With Optional Death Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.163	$17.080	$20.587	$17.830	$16.694	$18.322	$19.350	$15.181	$12.869	$14.199
Accumulation Unit Value at end of period	$19.754	$19.163	$17.080	$20.587	$17.830	$16.694	$18.322	$19.350	$15.181	$12.869
Number of Accumulation Units outstanding at end of period (in thousands)	22	29	34	33	18	31	40	37	33	36
With Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$19.057	$16.994	$20.493	$17.758	$16.635	$18.267	$19.301	$15.150	$12.849	$14.184
Accumulation Unit Value at end of period	$19.635	$19.057	$16.994	$20.493	$17.758	$16.635	$18.267	$19.301	$15.150	$12.849
Number of Accumulation Units outstanding at end of period (in thousands)	7	5	5	7	7	9	7	8	8	10
With Optional Death Benefit, Earnings Protection Benefit and Principal First (75 BPS)
Accumulation Unit Value at beginning of period	$18.743	$16.738	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790	$14.140
Accumulation Unit Value at end of period	$19.282	$18.743	$16.738	$20.216	$17.544	$16.459	$18.100	$19.154	$15.057	$12.790
Number of Accumulation Units outstanding at end of period (in thousands)	5	5	5	6	7	7	6	7	6	3
(a) Inception date April 30, 2020.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of Talcott Resolution Life and Annuity Insurance Company Separate Account Seven and the
Board of Directors of Talcott Resolution Life Insurance Company

Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statements of assets and liabilities for each of the Sub-Accounts listed below comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven (the “Account”), as of December 31, 2020, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes.

American Century VP Value Fund	Hartford International Opportunities HLS Fund
American Century VP Growth Fund	Hartford Ultrashort Bond HLS Fund
AB VPS Balanced Wealth Strategy Portfolio	Hartford Small Company HLS Fund
AB VPS International Value Portfolio	Hartford SmallCap Growth HLS Fund
AB VPS Small/Mid Cap Value Portfolio	Hartford Stock HLS Fund
AB VPS International Growth Portfolio	Lord Abbett Series Fund - Fundamental Equity Portfolio
Invesco V.I. Value Opportunities Fund	Lord Abbett Series Fund - Dividend Growth Portfolio
Invesco V.I. Core Equity Fund	(Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio)
Invesco V.I. Government Securities Fund	Lord Abbett Series Fund - Bond Debenture Portfolio
Invesco V.I. High Yield Fund	Lord Abbett Series Fund - Growth and Income Portfolio
Invesco V.I. International Growth Fund	MFS® Growth Series
Invesco V.I. Mid Cap Core Equity Fund	MFS® Global Equity Series
Invesco V.I. Small Cap Equity Fund	MFS® Investors Trust Series
Invesco V.I. Balanced-Risk Allocation Fund	MFS® Mid Cap Growth Series
Invesco V.I. Diversified Dividend Fund	MFS® New Discovery Series
Invesco V.I. Government Money Market Fund	MFS® Total Return Series
American Century VP Mid Cap Value Fund	MFS® Value Series
American Funds Insurance Series® Capital World Bond Fund	MFS® Total Return Bond Series
(Formerly American Funds Global Bond Fund)	MFS® Research Series
American Funds Insurance Series® Global Growth and Income Fund	MFS® High Yield Portfolio
American Funds Insurance Series® Asset Allocation Fund	BlackRock Global Allocation V.I. Fund
American Funds Insurance Series® Blue Chip Income and Growth Fund	BlackRock Large Cap Focus Growth V.I. Fund
American Funds Insurance Series® Bond Fund	BlackRock Equity Dividend V.I. Fund
American Funds Insurance Series® Global Growth Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio
American Funds Insurance Series® Growth Fund	Morgan Stanley VIF Growth Portfolio
American Funds Insurance Series® Growth-Income Fund	Morgan Stanley VIF Discovery Portfolio
American Funds Insurance Series® International Fund	Invesco V.I. American Value Fund
American Funds Insurance Series® New World Fund	BlackRock Capital Appreciation V.I. Fund
American Funds Insurance Series® Global Small Capitalization Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund
Wells Fargo VT Omega Growth Fund	Invesco Oppenheimer V.I. Global Fund
Fidelity® VIP Growth Portfolio	Invesco Oppenheimer V.I. Main Street Fund®
Fidelity® VIP Contrafund® Portfolio	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
Fidelity® VIP Mid Cap Portfolio	Putnam VT Diversified Income Fund
Fidelity® VIP Value Strategies Portfolio	Putnam VT Global Asset Allocation Fund
Fidelity® VIP Dynamic Capital Appreciation Portfolio	Putnam VT International Value Fund
Fidelity® VIP Strategic Income Portfolio	Putnam VT International Equity Fund
Franklin Rising Dividends VIP Fund	Putnam VT Multi-Cap Core Fund
Franklin Income VIP Fund	Putnam VT Small Cap Value Fund
Franklin Large Cap Growth VIP Fund	Putnam VT Equity Income Fund
Franklin Global Real Estate VIP Fund	PIMCO VIT All Asset Portfolio
Franklin Small-Mid Cap Growth VIP Fund	PIMCO StocksPLUS® Global Portfolio
Franklin Small Cap Value VIP Fund	PIMCO VIT Global Managed Asset Allocation Portfolio

Franklin Strategic Income VIP Fund	Prudential Series Jennison 20/20 Focus Portfolio
Franklin Mutual Shares VIP Fund	Prudential Series Value Portfolio
Templeton Developing Markets VIP Fund	Invesco V.I. Growth and Income Fund
Templeton Foreign VIP Fund	Invesco V.I. Comstock Fund
Templeton Growth VIP Fund	Invesco V.I. American Franchise Fund
Franklin Mutual Global Discovery VIP Fund	Wells Fargo VT Index Asset Allocation Fund
Franklin Flex Cap Growth VIP Fund	Wells Fargo VT International Equity Fund
Templeton Global Bond VIP Fund	Wells Fargo VT Small Cap Growth Fund
Hartford Balanced HLS Fund	Wells Fargo VT Discovery Fund
Hartford Total Return Bond HLS Fund	Wells Fargo VT Opportunity Fund
Hartford Capital Appreciation HLS Fund	MFS® Core Equity Portfolio
Hartford Dividend and Growth HLS Fund	MFS® Massachusetts Investors Growth Stock Portfolio
Hartford Disciplined Equity HLS Fund	MFS® Research International Portfolio

We have also audited the accompanying statements of assets and liabilities of Hartford MidCap HLS Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund, AB VPS Growth and Income Portfolio, Putnam VT Growth Opportunities Fund, BlackRock S&P 500 Index V.I. Fund, and BlackRock Managed Volatility V.I. Fund, and the related statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes. We have also audited the Hartford Global Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford MidCap Growth HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, and Invesco V.I. Mid Cap Growth Fund’s statements of operations, statements of changes in net assets, and financial highlights for the periods indicated in the table below, and the related notes.

Sub-Account	Statements of Assets and Liabilities	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
	As of	For the	For the	For the
Hartford Global Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford Growth Opportunities HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford High Yield HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap Growth HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019
Hartford U.S. Government Securities HLS Fund	Not Applicable	Period from January 1, 2020 to September 25, 2020	Period from January 1, 2020 to September 25, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 25, 2020 and the four years in the period ended December 31, 2019
Hartford Value HLS Fund	Not Applicable	Period from January 1, 2020 to September 18, 2020	Period from January 1, 2020 to September 18, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to September 18, 2020 and the four years in the period ended December 31, 2019

Invesco V.I. Mid Cap Growth Fund	Not Applicable	Period from January 1, 2020 to April 30, 2020	Period from January 1, 2020 to April 30, 2020 and the year ended December 31, 2019	Period from January 1, 2020 to April 30, 2020 and the four years in the period ended December 31, 2019
Hartford MidCap HLS Fund	December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020	Period from September 18, 2020 to December 31, 2020
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020	Period from April 30, 2020 to December 31, 2020
AB VPS Growth and Income Portfolio	December 31, 2020	Year ended December 31, 2020	Year ended December 31, 2020 and period from April 30, 2019 to December 31, 2019	Year ended December 31, 2020 and the period from April 30, 2019 to December 31, 2019
Putnam VT Growth Opportunities Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Four years in the period ended December 31, 2020 and the period from November 18, 2016 to December 31, 2016
BlackRock S&P 500 Index V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period December 31, 2020 and the period from April 20, 2018 to December 31, 2018
BlackRock Managed Volatility V.I. Fund	December 31, 2020	Year ended December 31, 2020	Two years in the period ended December 31, 2020	Two years in the period December 31, 2020 and the period from April 20, 2018 to December 31, 2018

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts listed above comprising Talcott Resolution Life and Annuity Insurance Company Separate Account Seven as of December 31, 2020, and the results of their operations for the year then ended (or for the period listed in the table above), the changes in their net assets for each of the two years in the period then ended (or for the period listed in the table above), and the financial highlights for each of the five years in the period then ended (or for the period listed in the table above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account’s management. Our responsibility is to express an opinion on the Account’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2020, by correspondence with mutual fund companies. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP
Hartford, Connecticut
April 21, 2021

We have served as the auditor of the Sub-Accounts that comprise Talcott Resolution Life and Annuity Insurance Company Separate Account Seven since 2002.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities
December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	9,813,192	12,268,539	7,689,087	1,372,049	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,609,971	1,469,285	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	31,507,882	80,128,485	156,247,574	48,298
class S2	—	—	—	—	—	—	—	3,938,753	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	4,609,971	1,469,285	9,813,192	12,268,539	7,689,087	1,372,049	31,507,882	84,067,238	156,247,574	48,298
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	117	45	411	1,157	28,683	61	6,210	14,793	80,460	2
Other assets	1	—	—	—	2	1	2	1	—	—
Total assets	4,610,089	1,469,330	9,813,603	12,269,696	7,717,772	1,372,111	31,514,094	84,082,032	156,328,034	48,300

Liabilities:
Due to Sponsor Company	117	45	411	1,157	28,683	61	6,210	14,793	80,460	2
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	1	3	—	—	—	—	—	3	—
Total liabilities	117	46	414	1,157	28,683	61	6,210	14,793	80,463	2

Net assets:
For contract liabilities	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	9,813,189	12,268,539	7,689,089	1,372,050	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	4,609,972	1,469,284	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	31,507,884	80,128,488	156,247,571	48,298
class S2	—	—	—	—	—	—	—	3,938,751	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	937,268	855,547	447,300	50,592	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	411,972	70,402	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	5,606,385	2,633,207	12,977,373	9,182
class S2	—	—	—	—	—	—	—	130,078	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	411,972	70,402	937,268	855,547	447,300	50,592	5,606,385	2,763,285	12,977,373	9,182

Cost	$3,540,434	$923,080	$9,977,576	$11,055,024	$7,534,313	$975,624	$36,746,906	$84,908,155	$154,373,664	$45,849

Deferred contracts in the accumulation period:
Units owned by participants #	205,195	43,314	548,971	1,562,057	313,583	99,130	15,539,741	3,449,873	109,075,857	3,520
Minimum unit fair value #*	$21.263397	$32.731181	$15.089640	$6.561178	$20.138798	$11.342828	$1.756943	$18.233627	$1.224519	$13.387155
Maximum unit fair value #*	$23.450700	$36.051511	$25.050508	$15.173551	$37.194463	$22.949823	$27.009180	$30.270210	$10.489979	$13.786234
Contract liability	$4,609,972	$1,469,284	$9,619,260	$12,212,241	$7,689,089	$1,372,050	$31,224,182	$83,242,770	$154,487,443	$48,298

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	11,509	7,472	—	—	133,475	32,866	1,191,996	—
Minimum unit fair value #*	$—	$—	$16.720473	$7.224095	$—	$—	$2.056492	$20.204289	$1.419567	$—
Maximum unit fair value #*	$—	$—	$18.527583	$8.056677	$—	$—	$2.383302	$28.082054	$1.661102	$—
Contract liability	$—	$—	$193,929	$56,298	$—	$—	$283,702	$824,469	$1,760,128	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	52,725,106	136,259,256
class 4	—	—	—	—	—	—	—	—	6,424,140	20,840,076
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	344,124	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	888,995	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,205,939	82,090,908	45,910,291	—	—	130,564,781	—	—	—	—
class S2	31,363,610	1,192,268	11,916,704	6,714,836	119,259	1,786,393	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	88,569,549	83,283,176	57,826,995	6,714,836	119,259	132,351,174	888,995	344,124	59,149,246	157,099,332
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	13,113	42,483	27,931	11,362	7	169,274	22	13	3,259	7,695
Other assets	—	—	—	1	—	9	1	—	—	—
Total assets	88,582,662	83,325,659	57,854,926	6,726,199	119,266	132,520,457	889,018	344,137	59,152,505	157,107,027

Liabilities:
Due to Sponsor Company	13,113	42,483	27,931	11,362	7	169,274	22	13	3,259	7,695
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	7	—	3	—	1	—	—	1	10	—
Total liabilities	13,120	42,483	27,934	11,362	8	169,274	22	14	3,269	7,695

Net assets:
For contract liabilities	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	52,725,099	136,259,258
class 4	—	—	—	—	—	—	—	—	6,424,137	20,840,074
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	344,123	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	888,996	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	57,205,937	82,090,908	45,910,291	—	—	130,564,789	—	—	—	—
class S2	31,363,605	1,192,268	11,916,701	6,714,837	119,258	1,786,394	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	4,106,316	8,193,582
class 4	—	—	—	—	—	—	—	—	505,440	1,274,622
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	12,104	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	43,218	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	1,345,389	7,766,406	2,226,493	—	—	130,564,781	—	—	—	—
class S2	748,892	116,432	620,985	652,559	4,673	1,786,393	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	2,094,281	7,882,838	2,847,478	652,559	4,673	132,351,174	43,218	12,104	4,611,756	9,468,204

Cost	$65,211,059	$92,320,414	$48,877,177	$7,183,923	$90,187	$132,351,174	$800,648	$356,296	$53,495,793	$120,462,050

Deferred contracts in the accumulation period:
Units owned by participants #	18,912,438	25,740,265	1,846,895	426,576	5,919	14,442,033	37,119	30,882	4,322,957	7,587,081
Minimum unit fair value #*	$2.779490	$2.711059	$22.139605	$13.913283	$19.383503	$8.450353	$22.648611	$10.901294	$10.593678	$12.464868
Maximum unit fair value #*	$25.269787	$27.001393	$38.183448	$17.257367	$21.065820	$10.062010	$25.008360	$11.278271	$15.971086	$32.655906
Contract liability	$88,085,448	$82,375,431	$57,466,705	$6,663,800	$119,258	$131,875,783	$888,996	$344,123	$58,753,258	$155,230,557

Contracts in payout (annuitization) period:
Units owned by participants #	114,241	274,825	11,101	3,266	—	51,155	—	—	27,398	84,683
Minimum unit fair value #*	$3.222103	$3.142812	$23.046870	$15.419774	$—	$9.186118	$—	$—	$11.133420	$12.899620
Maximum unit fair value #*	$23.808304	$18.898949	$38.183448	$17.005812	$—	$9.433440	$—	$—	$15.971086	$25.096607
Contract liability	$484,094	$907,745	$360,287	$51,037	$—	$475,400	$—	$—	$395,978	$1,868,775

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	536,116,917	314,423,435	495,422,781	224,341,774	1,532,158,745	1,129,396,962	252,767,823	92,027,204	123,342,416	1,127,458
class 4	19,865,052	22,246,897	89,439,041	16,264,900	175,955,121	95,743,122	88,951,233	12,680,807	25,364,947	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	555,981,969	336,670,332	584,861,822	240,606,674	1,708,113,866	1,225,140,084	341,719,056	104,708,011	148,707,363	1,127,458
Due from Sponsor Company	—	—	18,580	—	—	—	—	84,821	—	—
Receivable for fund shares sold	200,242	53,339	—	280,157	479,018	464,344	105,509	—	45,041	132
Other assets	1	6	6	—	—	—	—	3	4	—
Total assets	556,182,212	336,723,677	584,880,408	240,886,831	1,708,592,884	1,225,604,428	341,824,565	104,792,835	148,752,408	1,127,590

Liabilities:
Due to Sponsor Company	200,242	53,339	—	280,157	479,018	464,344	105,509	—	45,041	132
Payable for fund shares purchased	—	—	18,580	—	—	—	—	84,821	—	—
Other liabilities	—	—	—	3	2	—	2	—	—	1
Total liabilities	200,242	53,339	18,580	280,160	479,020	464,344	105,511	84,821	45,041	133

Net assets:
For contract liabilities	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	536,116,918	314,423,440	495,422,785	224,341,773	1,532,158,742	1,129,396,963	252,767,820	92,027,203	123,342,423	1,127,457
class 4	19,865,052	22,246,898	89,439,043	16,264,898	175,955,122	95,743,121	88,951,234	12,680,811	25,364,944	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	20,454,671	22,220,737	42,235,531	5,509,375	12,856,917	20,662,220	10,737,801	2,944,871	3,908,188	27,880
class 4	762,281	1,582,283	7,650,902	402,099	1,500,811	1,773,349	3,825,859	408,531	800,914	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	21,216,952	23,803,020	49,886,433	5,911,474	14,357,728	22,435,569	14,563,660	3,353,402	4,709,102	27,880

Cost	$403,353,341	$276,429,465	$545,138,900	$143,399,827	$937,956,472	$932,050,484	$269,521,792	$67,283,634	$99,410,732	$731,232

Deferred contracts in the accumulation period:
Units owned by participants #	20,313,324	125,858,024	35,339,860	6,461,773	41,710,557	38,347,754	18,392,157	3,113,996	4,775,739	24,715
Minimum unit fair value #*	$12.324701	$2.111595	$10.817174	$15.561718	$19.245800	$13.778999	$11.793439	$13.500722	$15.072053	$43.562889
Maximum unit fair value #*	$35.332227	$36.458560	$21.349467	$53.171965	$66.293151	$44.594291	$28.814727	$52.951153	$50.199084	$49.124812
Contract liability	$549,772,918	$332,293,047	$580,958,694	$238,042,153	$1,692,210,416	$1,209,632,076	$339,110,532	$103,879,172	$147,293,452	$1,124,470

Contracts in payout (annuitization) period:
Units owned by participants #	209,765	1,679,786	219,986	57,742	338,316	428,011	126,735	22,394	39,298	63
Minimum unit fair value #*	$12.776334	$2.449571	$11.213494	$16.354609	$19.950773	$14.308457	$12.225713	$13.995581	$15.624386	$47.360775
Maximum unit fair value #*	$35.331345	$12.361196	$21.349467	$53.171965	$66.293151	$44.594291	$28.439024	$52.951153	$49.131165	$47.360775
Contract liability	$6,209,052	$4,377,291	$3,903,134	$2,564,518	$15,903,448	$15,508,008	$2,608,522	$828,842	$1,413,915	$2,987

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	330,090,161	361,917,697	63,707,733	3,130,684
class 4	—	—	—	—	—	—	5,173,032	54,769,521	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,415,541	53,215,335	34,907,731	1,377,851	2,064,698	833,489	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	10,415,541	53,215,335	34,907,731	1,377,851	2,064,698	833,489	335,263,193	416,687,218	63,707,733	3,130,684
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	476	3,598	3,640	66	101	17	238,590	125,545	7,010	310
Other assets	—	—	—	3	2	—	—	—	1	—
Total assets	10,416,017	53,218,933	34,911,371	1,377,920	2,064,801	833,506	335,501,783	416,812,763	63,714,744	3,130,994

Liabilities:
Due to Sponsor Company	476	3,598	3,640	66	101	17	238,590	125,545	7,010	310
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	1	—	3	—	—	—	2	1	—	1
Total liabilities	477	3,598	3,643	66	101	17	238,592	125,546	7,010	311

Net assets:
For contract liabilities	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	330,090,160	361,917,696	63,707,734	3,130,683
class 4	—	—	—	—	—	—	5,173,031	54,769,521	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	10,415,540	53,215,335	34,907,728	1,377,854	2,064,700	833,489	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	11,327,734	24,063,676	2,223,656	220,316
class 4	—	—	—	—	—	—	177,037	3,544,953	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	103,555	1,138,783	936,115	100,720	123,339	71,360	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	103,555	1,138,783	936,115	100,720	123,339	71,360	11,504,771	27,608,629	2,223,656	220,316

Cost	$6,788,219	$32,572,884	$26,428,328	$1,143,098	$1,485,455	$814,477	$259,496,929	$411,974,845	$43,068,851	$3,426,823

Deferred contracts in the accumulation period:
Units owned by participants #	271,621	1,627,135	1,409,521	58,531	60,999	48,556	8,637,244	18,243,875	1,696,714	124,719
Minimum unit fair value #*	$32.635962	$25.586373	$20.493272	$19.651824	$30.083646	$13.444665	$29.512618	$14.362581	$32.895710	$19.186362
Maximum unit fair value #*	$63.195383	$48.819647	$38.094768	$42.501227	$53.394728	$18.182550	$46.766639	$29.395138	$44.420936	$33.062977
Contract liability	$10,415,540	$52,952,361	$34,833,482	$1,377,854	$2,064,700	$826,609	$331,522,519	$411,597,922	$62,852,133	$3,111,071

Contracts in payout (annuitization) period:
Units owned by participants #	—	8,499	3,138	—	—	385	92,219	212,600	21,733	763
Minimum unit fair value #*	$—	$28.353678	$22.709938	$—	$—	$17.871498	$38.846863	$15.915873	$38.066441	$22.520249
Maximum unit fair value #*	$—	$46.893653	$25.328393	$—	$—	$17.871498	$46.766639	$28.195715	$44.420936	$26.185103
Contract liability	$—	$262,974	$74,246	$—	$—	$6,880	$3,740,672	$5,089,295	$855,601	$19,612

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$147,529,858	$—	$34,025,793	$—	$—	$—	$—	$—
class 2	144,067,260	28,607,134	10,670,541	283,147,174	120,889	124,643,088	103,123,927	120,401,880	29,601,217	3,760,429
class 4	8,507,357	13,886,832	37,338,594	56,838,201	4,028,983	19,632,073	15,993,206	17,301,089	4,280,691	25,688,734
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	152,574,617	42,493,966	195,538,993	339,985,375	38,175,665	144,275,161	119,117,133	137,702,969	33,881,908	29,449,163
Due from Sponsor Company	—	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	113,290	35,092	35,690	51,326	4,756	45,203	60,299	56,614	22,258	5,932
Other assets	—	—	3	2	2	—	—	4	—	—
Total assets	152,687,907	42,529,058	195,574,686	340,036,703	38,180,423	144,320,364	119,177,432	137,759,587	33,904,166	29,455,095

Liabilities:
Due to Sponsor Company	113,290	35,092	35,690	51,326	4,756	45,203	60,299	56,614	22,258	5,932
Payable for fund shares purchased	—	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	—	—	2	2	—	2	—
Total liabilities	113,290	35,092	35,690	51,326	4,756	45,205	60,301	56,614	22,260	5,932

Net assets:
For contract liabilities	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

Contract Liabilities:
class 1	$—	$—	$147,529,858	$—	$34,025,796	$—	$—	$—	$—	$—
class 2	144,067,259	28,607,130	10,670,539	283,147,175	120,890	124,643,085	103,123,926	120,401,879	29,601,213	3,760,428
class 4	8,507,358	13,886,836	37,338,599	56,838,202	4,028,981	19,632,074	15,993,205	17,301,094	4,280,693	25,688,735
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

Shares:
class 1	—	—	13,710,954	—	2,900,750	—	—	—	—	—
class 2	6,233,979	1,972,906	1,029,975	17,067,341	10,386	9,385,774	9,232,223	7,120,159	2,710,734	272,100
class 4	350,674	926,406	3,502,682	3,393,325	344,063	1,449,932	1,409,093	997,756	411,605	1,812,896
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	6,584,653	2,899,312	18,243,611	20,460,666	3,255,199	10,835,706	10,641,316	8,117,915	3,122,339	2,084,996

Cost	$121,349,885	$44,769,380	$208,563,944	$345,292,664	$28,818,318	$144,108,622	$125,320,053	$151,029,459	$26,345,321	$35,102,964

Deferred contracts in the accumulation period:
Units owned by participants #	4,496,759	2,024,382	9,747,034	15,112,846	1,410,045	10,946,382	6,676,455	4,917,056	927,471	2,298,165
Minimum unit fair value #*	$22.495078	$17.709100	$12.468570	$13.486475	$10.765023	$8.826908	$11.764001	$13.923132	$32.486861	$10.049054
Maximum unit fair value #*	$56.876734	$36.624803	$28.120219	$31.334807	$39.032431	$16.898497	$22.963954	$37.952706	$52.261385	$14.265531
Contract liability	$151,367,593	$42,365,555	$193,640,156	$336,939,843	$37,963,410	$143,440,361	$117,889,344	$136,793,011	$33,752,160	$29,349,639

Contracts in payout (annuitization) period:
Units owned by participants #	32,740	6,043	84,476	127,090	6,380	58,899	66,425	28,072	3,399	7,610
Minimum unit fair value #*	$26.522394	$19.825954	$12.468570	$14.849693	$11.929610	$9.719277	$12.953144	$15.429076	$34.640272	$10.049054
Maximum unit fair value #*	$50.628044	$23.835323	$28.120219	$31.334807	$39.032431	$16.898497	$22.963954	$37.952706	$41.939483	$14.256611
Contract liability	$1,207,024	$128,411	$1,898,840	$3,045,534	$212,257	$834,798	$1,227,787	$909,962	$129,746	$99,524

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)(5)	Sub-Account	Sub-Account (6)(7)	Sub-Account (8)	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,342,569	339,113,057	286,080,586	225,535,537	149,502,213	21,668,348	6,182,087	132,003,758	8,299,318	7,246,408
class IB	—	7,065,551	9,029,335	11,445,036	2,906,897	4,274,745	—	1,148,571	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	15,342,569	346,178,608	295,109,921	236,980,573	152,409,110	25,943,093	6,182,087	133,152,329	8,299,318	7,246,408
Due from Sponsor Company	4,173	—	—	—	—	—	—	98,434	—	—
Receivable for fund shares sold	—	182,631	303,476	169,638	434,133	82,530	287	—	15,666	53,820
Other assets	3	—	3	—	4	—	1	8	—	—
Total assets	15,346,745	346,361,239	295,413,400	237,150,211	152,843,247	26,025,623	6,182,375	133,250,771	8,314,984	7,300,228

Liabilities:
Due to Sponsor Company	—	182,631	303,476	169,638	434,133	82,530	287	—	15,666	53,820
Payable for fund shares purchased	4,173	—	—	—	—	—	—	98,434	—	—
Other liabilities	—	3	—	2	—	3	—	—	2	2
Total liabilities	4,173	182,634	303,476	169,640	434,133	82,533	287	98,434	15,668	53,822

Net assets:
For contract liabilities	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$152,409,114	$25,943,090	$6,182,088	$133,152,337	$8,299,316	$7,246,406

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	15,342,572	339,113,054	286,080,588	225,535,533	149,502,216	21,668,344	6,182,088	132,003,768	8,299,316	7,246,406
class IB	—	7,065,551	9,029,336	11,445,038	2,906,898	4,274,746	—	1,148,569	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$152,409,114	$25,943,090	$6,182,088	$133,152,337	$8,299,316	$7,246,406

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	486,140	28,306,599	5,517,466	10,163,836	8,592,082	1,106,657	142,313	13,082,632	302,453	189,945
class IB	—	593,245	177,568	519,285	169,696	215,244	—	113,833	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	486,140	28,899,844	5,695,034	10,683,121	8,761,778	1,321,901	142,313	13,196,465	302,453	189,945

Cost	$13,052,316	$323,659,149	$236,089,977	$215,635,081	$130,074,033	$18,006,807	$5,007,408	$133,263,049	$5,963,149	$5,190,376

Deferred contracts in the accumulation period:
Units owned by participants #	707,708	23,202,121	11,033,382	8,857,627	4,411,321	1,586,407	513,176	97,503,674	212,058	169,102
Minimum unit fair value #*	$18.729561	$12.858913	$22.049141	$22.410497	$28.825307	$13.523680	$11.922760	$0.821915	$32.921392	$36.916959
Maximum unit fair value #*	$30.261414	$17.531791	$44.937918	$40.160573	$52.999310	$26.389884	$12.014847	$10.227000	$61.469444	$63.615886
Contract liability	$15,305,177	$344,840,267	$293,960,114	$236,199,054	$151,645,632	$25,745,950	$6,145,783	$132,170,516	$8,299,316	$7,204,480

Contracts in payout (annuitization) period:
Units owned by participants #	1,700	90,475	42,744	28,465	22,950	8,975	3,030	899,849	—	1,018
Minimum unit fair value #*	$20.888829	$13.446465	$24.434263	$24.834327	$31.942533	$15.083285	$11.973325	$0.964515	$—	$40.909419
Maximum unit fair value #*	$23.147914	$17.133094	$42.084285	$39.247339	$38.416574	$25.826368	$12.010227	$9.861360	$—	$43.064752
Contract liability	$37,395	$1,338,338	$1,149,810	$781,517	$763,482	$197,140	$36,305	$981,821	$—	$41,926

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Hartford Stock HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series
	Sub-Account	Sub-Account	Sub-Account (9)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	2,658,770	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	119,990,770	14,819,543	105,007,245	62,012,332	91,180,797
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	16,890,172	—	1,262,450	—	829,774
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	8,007,609	12,212,645	25,427,295	4,345,491	—	—	—	—	—
Total investments	2,658,770	8,007,609	12,212,645	25,427,295	4,345,491	136,880,942	14,819,543	106,269,695	62,012,332	92,010,571
Due from Sponsor Company	—	—	—	—	—	28,519	—	—	—	—
Receivable for fund shares sold	105	207	494	2,599	172	—	1,905	8,384	5,346	47,047
Other assets	—	1	—	4	4	2	—	4	—	—
Total assets	2,658,875	8,007,817	12,213,139	25,429,898	4,345,667	136,909,463	14,821,448	106,278,083	62,017,678	92,057,618

Liabilities:
Due to Sponsor Company	105	207	494	2,599	172	—	1,905	8,384	5,346	47,047
Payable for fund shares purchased	—	—	—	—	—	28,519	—	—	—	—
Other liabilities	—	—	2	—	—	—	1	—	2	1
Total liabilities	105	207	496	2,599	172	28,519	1,906	8,384	5,348	47,048

Net assets:
For contract liabilities	$2,658,770	$8,007,610	$12,212,643	$25,427,299	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	2,658,770	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	119,990,771	14,819,542	105,007,249	62,012,330	91,180,797
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	16,890,173	—	1,262,450	—	829,773
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	8,007,610	12,212,643	25,427,299	4,345,495	—	—	—	—	—
Total contract liabilities	$2,658,770	$8,007,610	$12,212,643	$25,427,299	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	27,835	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	1,625,671	603,156	2,871,404	4,906,039	3,382,077
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	240,498	—	35,078	—	35,145
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	482,096	681,129	2,035,812	124,370	—	—	—	—	—
Total shares	27,835	482,096	681,129	2,035,812	124,370	1,866,169	603,156	2,906,482	4,906,039	3,417,222

Cost	$1,918,319	$7,957,762	$10,086,421	$23,817,486	$3,465,466	$82,022,762	$11,039,744	$70,247,822	$44,536,232	$61,791,226

Deferred contracts in the accumulation period:
Units owned by participants #	93,608	339,677	427,458	1,270,169	221,169	4,182,084	437,022	4,137,152	2,990,484	1,959,504
Minimum unit fair value #*	$24.289309	$20.293674	$24.720461	$16.546653	$16.251171	$21.627746	$27.608143	$22.243257	$17.836039	$32.679737
Maximum unit fair value #*	$44.849400	$27.513897	$36.563125	$24.726223	$27.705746	$61.875988	$43.389886	$40.163181	$60.135452	$74.524887
Contract liability	$2,658,770	$8,007,610	$11,994,134	$25,286,927	$4,317,436	$136,097,203	$14,672,291	$105,239,742	$61,610,106	$91,052,594

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	7,851	7,071	1,548	21,010	4,101	37,594	18,602	18,222
Minimum unit fair value #*	$—	$—	$27.391830	$19.092386	$18.123461	$25.156333	$32.404501	$25.548120	$20.410608	$39.169785
Maximum unit fair value #*	$—	$—	$30.351644	$21.291741	$18.123461	$44.772907	$43.389886	$33.702549	$23.533439	$74.524887
Contract liability	$—	$—	$218,509	$140,372	$28,059	$783,741	$147,251	$1,029,957	$402,224	$957,976

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	1,452,655	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	172,259,393	2,972,635	24,120,303	—	5,780,782
class INIT	289,678,066	110,178,304	316,769,492	17,695,639	59,909,068	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	26,453,431	77,947,311	102,951,274	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	316,131,497	188,125,615	419,720,766	17,695,639	59,909,068	172,259,393	2,972,635	24,120,303	1,452,655	5,780,782
Due from Sponsor Company	—	—	—	169,161	—	—	—	—	—	—
Receivable for fund shares sold	56,435	34,448	1,143,064	—	26,301	8,438	84	1,302	78	180
Other assets	6	—	1	3	—	—	—	—	—	1
Total assets	316,187,938	188,160,063	420,863,831	17,864,803	59,935,369	172,267,831	2,972,719	24,121,605	1,452,733	5,780,963

Liabilities:
Due to Sponsor Company	56,435	34,448	1,143,064	—	26,301	8,438	84	1,302	78	180
Payable for fund shares purchased	—	—	—	169,161	—	—	—	—	—	—
Other liabilities	—	—	—	—	2	1	—	—	1	—
Total liabilities	56,435	34,448	1,143,064	169,161	26,303	8,439	84	1,302	79	180

Net assets:
For contract liabilities	$316,131,503	$188,125,615	$419,720,767	$17,695,642	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	1,452,654	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	172,259,392	2,972,635	24,120,303	—	5,780,783
class INIT	289,678,070	110,178,304	316,769,490	17,695,642	59,909,066	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	26,453,433	77,947,311	102,951,277	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$316,131,503	$188,125,615	$419,720,767	$17,695,642	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	67,315	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	13,049,954	182,482	893,676	—	496,204
class INIT	11,132,901	5,400,897	22,434,100	538,352	10,547,371	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	1,037,389	3,905,176	7,427,942	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	12,170,290	9,306,073	29,862,042	538,352	10,547,371	13,049,954	182,482	893,676	67,315	496,204

Cost	$259,493,412	$152,497,829	$392,865,548	$13,921,861	$61,716,684	$178,036,187	$2,658,198	$20,472,528	$1,017,291	$5,072,378

Deferred contracts in the accumulation period:
Units owned by participants #	12,764,540	6,122,677	26,398,271	510,969	4,603,798	16,718,927	175,215	1,729,473	31,822	246,385
Minimum unit fair value #*	$16.642025	$19.976734	$12.833884	$29.580931	$11.979282	$10.148217	$16.203754	$13.758540	$36.770571	$22.158237
Maximum unit fair value #*	$32.661696	$43.608359	$18.068142	$38.721351	$13.868809	$10.503914	$17.892685	$14.240813	$58.051618	$24.467754
Contract liability	$312,482,514	$187,252,085	$417,746,301	$17,477,159	$59,213,712	$172,259,392	$2,972,635	$24,120,303	$1,401,764	$5,760,704

Contracts in payout (annuitization) period:
Units owned by participants #	138,673	26,449	121,338	5,975	52,827	—	—	—	1,203	844
Minimum unit fair value #*	$18.323071	$21.994766	$12.833884	$33.843987	$12.962347	$—	$—	$—	$39.499726	$23.784497
Maximum unit fair value #*	$32.661696	$43.608359	$18.068142	$38.721351	$13.868809	$—	$—	$—	$45.803508	$23.784497
Contract liability	$3,648,989	$873,530	$1,974,466	$218,483	$695,354	$—	$—	$—	$50,890	$20,079

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (10)(11)	Sub-Account	Sub-Account	Sub-Account (12)	Sub-Account (12)

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	317,613	3,171,220	16,754,787	—	—	—	—	—	—	—
class III	—	—	—	—	5,059,799	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	7,781,854	—	—	—	—
class S2	—	—	—	7,392,670	—	1,649,640	2,110,961	8,633,557	4,024,431	12,455,653
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	317,613	3,171,220	16,754,787	7,392,670	5,059,799	9,431,494	2,110,961	8,633,557	4,024,431	12,455,653
Due from Sponsor Company	—	—	—	—	—	4,388	—	—	—	—
Receivable for fund shares sold	14	167	735	796	160	—	228	407	534	1,079
Other assets	1	3	—	1	1	—	—	1	1	7
Total assets	317,628	3,171,390	16,755,522	7,393,467	5,059,960	9,435,882	2,111,189	8,633,965	4,024,966	12,456,739

Liabilities:
Due to Sponsor Company	14	167	735	796	160	—	228	407	534	1,079
Payable for fund shares purchased	—	—	—	—	—	4,388	—	—	—	—
Other liabilities	—	—	—	—	—	7	1	—	—	—
Total liabilities	14	167	735	796	160	4,395	229	407	534	1,079

Net assets:
For contract liabilities	$317,614	$3,171,223	$16,754,787	$7,392,671	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	317,614	3,171,223	16,754,787	—	—	—	—	—	—	—
class III	—	—	—	—	5,059,800	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	7,781,845	—	—	—	—
class S2	—	—	—	7,392,671	—	1,649,642	2,110,960	8,633,558	4,024,432	12,455,660
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$317,614	$3,171,223	$16,754,787	$7,392,671	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	27,193	48,728	589,957	—	—	—	—	—	—	—
class III	—	—	—	—	503,463	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	72,776	—	—	—	—
class S2	—	—	—	473,282	—	16,824	30,754	168,099	136,421	462,863
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	27,193	48,728	589,957	473,282	503,463	89,600	30,754	168,099	136,421	462,863

Cost	$297,260	$1,508,757	$7,941,020	$6,785,739	$4,307,331	$6,664,096	$1,646,249	$6,009,600	$3,770,268	$9,009,101

Deferred contracts in the accumulation period:
Units owned by participants #	25,042	53,789	240,112	350,827	138,263	651,797	67,896	315,737	146,580	404,311
Minimum unit fair value #*	$11.871423	$55.666283	$58.667047	$17.902017	$34.280772	$14.198664	$25.879433	$22.699078	$23.868491	$25.775841
Maximum unit fair value #*	$12.942491	$60.685679	$115.427711	$32.218523	$38.815510	$14.459622	$45.478556	$39.154416	$36.376863	$46.039224
Contract liability	$317,614	$3,171,223	$16,680,144	$7,370,413	$5,059,800	$9,342,237	$2,110,960	$8,594,889	$4,018,055	$12,412,561

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	1,117	1,131	—	6,209	—	1,528	251	1,448
Minimum unit fair value #*	$—	$—	$65.004866	$19.087795	$—	$14.357738	$—	$25.314221	$25.449579	$28.378551
Maximum unit fair value #*	$—	$—	$72.026905	$21.150556	$—	$14.399603	$—	$25.314221	$25.449579	$31.647238
Contract liability	$—	$—	$74,643	$22,258	$—	$89,250	$—	$38,669	$6,377	$43,099

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	625,049	4,219,160
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	27,098,261	2,079,167	5,785,336	478,243	1,074,573	224,852	900,162	1,095,011	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	27,098,261	2,079,167	5,785,336	478,243	1,074,573	224,852	900,162	1,095,011	625,049	4,219,160
Due from Sponsor Company	3,326	—	—	—	—	—	—	—	—	—
Receivable for fund shares sold	—	21,472	145	24	66	6	52	27	17	137
Other assets	—	1	1	—	—	—	2	—	—	2
Total assets	27,101,587	2,100,640	5,785,482	478,267	1,074,639	224,858	900,216	1,095,038	625,066	4,219,299

Liabilities:
Due to Sponsor Company	—	21,472	145	24	66	6	52	27	17	137
Payable for fund shares purchased	3,326	—	—	—	—	—	—	—	—	—
Other liabilities	—	—	—	1	1	—	—	—	—	—
Total liabilities	3,326	21,472	145	25	67	6	52	27	17	137

Net assets:
For contract liabilities	$27,098,261	$2,079,168	$5,785,337	$478,242	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	625,049	4,219,162
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	27,098,261	2,079,168	5,785,337	478,242	1,074,572	224,852	900,164	1,095,011	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$27,098,261	$2,079,168	$5,785,337	$478,242	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	—	—	—	—
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	—	—	—	—	—	—	—	—	55,758	476,741
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	4,745,755	112,570	397,618	46,749	65,205	10,429	89,926	42,925	—	—
class II	—	—	—	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	—	—	—	—	—
class S2	—	—	—	—	—	—	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	4,745,755	112,570	397,618	46,749	65,205	10,429	89,926	42,925	55,758	476,741

Cost	$29,696,950	$1,708,481	$3,520,719	$427,774	$850,509	$158,120	$996,482	$876,642	$613,494	$4,250,137

Deferred contracts in the accumulation period:
Units owned by participants #	1,804,291	100,142	224,512	44,389	83,437	5,984	42,558	32,706	44,561	239,112
Minimum unit fair value #*	$12.925866	$18.311793	$25.095714	$9.186155	$10.849721	$32.959760	$17.763636	$27.046697	$13.369505	$16.802412
Maximum unit fair value #*	$21.219475	$27.496560	$26.513258	$16.272944	$18.866143	$45.598830	$29.639038	$38.176160	$14.762743	$18.553325
Contract liability	$26,942,987	$2,034,257	$5,785,337	$478,242	$1,070,420	$224,852	$893,569	$1,095,011	$625,049	$4,219,162

Contracts in payout (annuitization) period:
Units owned by participants #	10,390	2,171	—	—	324	—	316	—	—	—
Minimum unit fair value #*	$14.231909	$20.686324	$—	$—	$12.820487	$—	$19.685035	$—	$—	$—
Maximum unit fair value #*	$15.872256	$20.686324	$—	$—	$12.820487	$—	$21.814143	$—	$—	$—
Contract liability	$155,274	$44,911	$—	$—	$4,152	$—	$6,595	$—	$—	$—

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (continued)
December 31, 2020

	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund
	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	304,479	507,090	1,252,242	985,877
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	380,846	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	615,189	380,229	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	49,760,939	—	—	—	—
class S2	—	—	—	23,155,413	1,038,510	1,950,562	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total investments	380,846	615,189	380,229	23,155,413	1,038,510	51,711,501	304,479	507,090	1,252,242	985,877
Due from Sponsor Company	—	—	—	—	—	132,551	—	—	—	—
Receivable for fund shares sold	15	30	19	1,178	49	—	17	70	124	59
Other assets	—	—	—	—	1	2	—	1	1	—
Total assets	380,861	615,219	380,248	23,156,591	1,038,560	51,844,054	304,496	507,161	1,252,367	985,936

Liabilities:
Due to Sponsor Company	15	30	19	1,178	49	—	17	70	124	59
Payable for fund shares purchased	—	—	—	—	—	132,551	—	—	—	—
Other liabilities	—	—	—	1	—	—	2	—	—	—
Total liabilities	15	30	19	1,179	49	132,551	19	70	124	59

Net assets:
For contract liabilities	$380,846	$615,189	$380,229	$23,155,412	$1,038,511	$51,711,503	$304,477	$507,091	$1,252,243	$985,877

Contract Liabilities:
class 1	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
class 2	—	—	—	—	—	—	304,477	507,091	1,252,243	985,877
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	380,846	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	615,189	380,229	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	49,760,941	—	—	—	—
class S2	—	—	—	23,155,412	1,038,511	1,950,562	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total contract liabilities	$380,846	$615,189	$380,229	$23,155,412	$1,038,511	$51,711,503	$304,477	$507,091	$1,252,243	$985,877

Shares:
class 1	—	—	—	—	—	—	—	—	—	—
class 2	—	—	—	—	—	—	13,916	264,109	85,071	20,231
class 4	—	—	—	—	—	—	—	—	—	—
class ADV	28,808	—	—	—	—	—	—	—	—	—
class B	—	—	—	—	—	—	—	—	—	—
class I	—	—	—	—	—	—	—	—	—	—
class IA	—	—	—	—	—	—	—	—	—	—
class IB	—	—	—	—	—	—	—	—	—	—
class II	—	13,042	10,457	—	—	—	—	—	—	—
class III	—	—	—	—	—	—	—	—	—	—
class INIT	—	—	—	—	—	—	—	—	—	—
class S1	—	—	—	—	—	558,484	—	—	—	—
class S2	—	—	—	1,238,257	64,624	23,136	—	—	—	—
class SRV	—	—	—	—	—	—	—	—	—	—
class SRV2	—	—	—	—	—	—	—	—	—	—
class VC	—	—	—	—	—	—	—	—	—	—
Total shares	28,808	13,042	10,457	1,238,257	64,624	581,620	13,916	264,109	85,071	20,231

Cost	$350,112	$143,771	$198,999	$21,559,395	$999,407	$33,347,304	$229,590	$767,992	$813,728	$584,025

Deferred contracts in the accumulation period:
Units owned by participants #	28,046	152,898	155,062	1,026,406	35,087	1,501,071	66,664	34,086	163,568	14,824
Minimum unit fair value #*	$13.552839	$3.560126	$2.203655	$18.536633	$26.112461	$29.849843	$2.632745	$13.831618	$4.855858	$58.690178
Maximum unit fair value #*	$14.227760	$4.029826	$26.358552	$32.458675	$31.529939	$38.036567	$28.757519	$15.610776	$64.673933	$71.048827
Contract liability	$380,846	$615,189	$380,229	$23,131,582	$1,038,511	$51,181,665	$247,006	$505,160	$1,247,522	$981,818

Contracts in payout (annuitization) period:
Units owned by participants #	—	—	—	1,088	—	14,942	19,894	128	841	64
Minimum unit fair value #*	$—	$—	$—	$21.900621	$—	$34.078543	$2.888906	$15.046368	$5.611319	$63.444458
Maximum unit fair value #*	$—	$—	$—	$21.900621	$—	$37.666125	$2.888906	$15.046368	$5.611319	$63.444458
Contract liability	$—	$—	$—	$23,830	$—	$529,838	$57,471	$1,931	$4,721	$4,059

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Assets and Liabilities (concluded)
December 31, 2020

	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Assets:
Investments, at fair value
class 1	$—	$—	$—	$—
class 2	52,651	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	19,413,345	32,630,214	12,358,319
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total investments	52,651	19,413,345	32,630,214	12,358,319
Due from Sponsor Company	—	—	—	—
Receivable for fund shares sold	3	898	6,767	892
Other assets	—	1	—	2
Total assets	52,654	19,414,244	32,636,981	12,359,213

Liabilities:
Due to Sponsor Company	3	898	6,767	892
Payable for fund shares purchased	—	—	—	—
Other liabilities	3	—	—	—
Total liabilities	6	898	6,767	892

Net assets:
For contract liabilities	$52,648	$19,413,346	$32,630,214	$12,358,321

Contract Liabilities:
class 1	$—	$—	$—	$—
class 2	52,648	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	19,413,346	32,630,214	12,358,321
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total contract liabilities	$52,648	$19,413,346	$32,630,214	$12,358,321

Shares:
class 1	—	—	—	—
class 2	1,777	—	—	—
class 4	—	—	—	—
class ADV	—	—	—	—
class B	—	—	—	—
class I	—	—	—	—
class IA	—	—	—	—
class IB	—	—	—	—
class II	—	—	—	—
class III	—	—	—	—
class INIT	—	696,318	1,302,084	681,274
class S1	—	—	—	—
class S2	—	—	—	—
class SRV	—	—	—	—
class SRV2	—	—	—	—
class VC	—	—	—	—
Total shares	1,777	696,318	1,302,084	681,274

Cost	$38,998	$16,487,003	$24,643,408	$10,487,601

Deferred contracts in the accumulation period:
Units owned by participants #	1,612	975,675	1,473,287	894,417
Minimum unit fair value #*	$30.296199	$18.490912	$20.524845	$12.981200
Maximum unit fair value #*	$44.816441	$20.629950	$23.035049	$14.569220
Contract liability	$52,648	$19,188,472	$32,152,874	$12,259,528

Contracts in payout (annuitization) period:
Units owned by participants #	—	11,159	21,497	7,029
Minimum unit fair value #*	$—	$19.734511	$21.905226	$13.813492
Maximum unit fair value #*	$—	$20.629950	$22.899150	$14.569220
Contract liability	$—	$224,874	$477,340	$98,793

# Rounded units/unit fair values
* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(7) Funded as of September 18, 2020.
(8) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(9) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(10) Funded as of April 30, 2020.
(11) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(12) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$96,097	$5,246	$199,133	$167,723	$55,847	$13,308	$105,251	$1,030,650	$3,775,907	$2,629

Expenses:
Administrative charges	—	—	—	—	—	—	(34,737)	(133,593)	(199,852)	—
Mortality and expense risk charges	(41,257)	(16,939)	(138,882)	(168,401)	(93,912)	(19,551)	(480,442)	(1,299,381)	(2,710,372)	(540)
Total expenses	(41,257)	(16,939)	(138,882)	(168,401)	(93,912)	(19,551)	(515,179)	(1,432,974)	(2,910,224)	(540)
Net investment income (loss)	54,840	(11,693)	60,251	(678)	(38,065)	(6,243)	(409,928)	(402,324)	865,683	2,089

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	178,181	202,881	(193,007)	(131,560)	(434,757)	59,027	(2,514,817)	855,854	814,692	138
Net realized gain distributions	113,106	113,008	283,754	—	344,028	103,903	1,193,582	17,951,063	—	—
Change in unrealized appreciation (depreciation) during the period	(308,563)	125,030	477,724	524,767	410,803	137,563	2,678,248	(8,769,741)	4,972,700	2,742
Net gain (loss) on investments	(17,276)	440,919	568,471	393,207	320,074	300,493	1,357,013	10,037,176	5,787,392	2,880
Net increase (decrease) in net assets resulting from operations	$37,564	$429,226	$628,722	$392,529	$282,009	$294,250	$947,085	$9,634,852	$6,653,075	$4,969

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Investment income:
Dividends	$1,843,912	$546,294	$139,262	$489,057	$3,128	$306,601	$13,488	$4,286	$678,001	$1,780,252

Expenses:
Administrative charges	(75,849)	(99,326)	(5,664)	—	—	—	—	—	—	—
Mortality and expense risk charges	(1,205,546)	(1,313,532)	(857,254)	(97,332)	(2,300)	(2,262,045)	(7,381)	(4,731)	(1,009,916)	(2,344,840)
Total expenses	(1,281,395)	(1,412,858)	(862,918)	(97,332)	(2,300)	(2,262,045)	(7,381)	(4,731)	(1,009,916)	(2,344,840)
Net investment income (loss)	562,517	(866,564)	(723,656)	391,725	828	(1,955,444)	6,107	(445)	(331,915)	(564,588)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	3,334,478	(2,387,509)	(678,796)	(138,557)	5,138	—	613	(7,649)	653,322	3,340,144
Net realized gain distributions	1,853,632	15,546,329	4,370,125	326,701	2,851	—	—	17,543	986,739	3,775,829
Change in unrealized appreciation (depreciation) during the period	4,426,032	(6,582,830)	10,028,364	(97,073)	(12,421)	—	(5,414)	(2,550)	3,041,747	2,309,637
Net gain (loss) on investments	9,614,142	6,575,990	13,719,693	91,071	(4,432)	—	(4,801)	7,344	4,681,808	9,425,610
Net increase (decrease) in net assets resulting from operations	$10,176,659	$5,709,426	$12,996,037	$482,796	$(3,604)	$(1,955,444)	$1,306	$6,899	$4,349,893	$8,861,022

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$8,566,023	$5,321,946	$11,369,223	$705,616	$4,378,957	$15,136,775	$1,810,258	$63,183	$208,924	$—

Expenses:
Administrative charges	(752,118)	(400,930)	(778,355)	(301,540)	(1,915,824)	(1,614,440)	(349,285)	(120,169)	(167,098)	—
Mortality and expense risk charges	(8,577,324)	(5,078,749)	(8,051,225)	(3,314,937)	(23,286,833)	(17,924,729)	(4,589,252)	(1,490,261)	(1,978,721)	(18,511)
Total expenses	(9,329,442)	(5,479,679)	(8,829,580)	(3,616,477)	(25,202,657)	(19,539,169)	(4,938,537)	(1,610,430)	(2,145,819)	(18,511)
Net investment income (loss)	(763,419)	(157,733)	2,539,643	(2,910,861)	(20,823,700)	(4,402,394)	(3,128,279)	(1,547,247)	(1,936,895)	(18,511)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	18,805,156	3,848,154	7,070,618	11,145,028	90,670,428	28,104,745	3,163,485	4,047,393	5,259,652	23,417
Net realized gain distributions	2,440,051	3,851,148	5,127,537	5,905,425	34,453,410	30,641,268	—	989,677	8,133,419	66,829
Change in unrealized appreciation (depreciation) during the period	30,567,689	11,564,754	27,131,927	39,053,729	494,038,982	71,552,504	38,650,014	14,781,482	22,546,480	248,184
Net gain (loss) on investments	51,812,896	19,264,056	39,330,082	56,104,182	619,162,820	130,298,517	41,813,499	19,818,552	35,939,551	338,430
Net increase (decrease) in net assets resulting from operations	$51,049,477	$19,106,323	$41,869,725	$53,193,321	$598,339,120	$125,896,123	$38,685,220	$18,271,305	$34,002,656	$319,919

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,845	$41,352	$121,343	$12,763	$916	$24,937	$3,956,992	$24,142,091	$—	$98,390

Expenses:
Administrative charges	—	—	—	—	—	—	(424,646)	(524,118)	(78,496)	(4,817)
Mortality and expense risk charges	(149,607)	(726,359)	(480,127)	(21,629)	(32,997)	(6,142)	(5,115,376)	(6,808,519)	(1,007,355)	(42,191)
Total expenses	(149,607)	(726,359)	(480,127)	(21,629)	(32,997)	(6,142)	(5,540,022)	(7,332,637)	(1,085,851)	(47,008)
Net investment income (loss)	(145,762)	(685,007)	(358,784)	(8,866)	(32,081)	18,795	(1,583,030)	16,809,454	(1,085,851)	51,382

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	646,455	3,703,008	615,815	2,211	39,273	(12,708)	8,140,905	(5,593,371)	3,514,885	(58,432)
Net realized gain distributions	882,620	277,606	—	66,152	28,840	7,996	16,786,177	342,657	5,557,177	316,078
Change in unrealized appreciation (depreciation) during the period	1,838,335	9,202,077	5,375,146	51,346	444,479	24,666	17,970,933	(21,322,146)	11,964,026	(585,825)
Net gain (loss) on investments	3,367,410	13,182,691	5,990,961	119,709	512,592	19,954	42,898,015	(26,572,860)	21,036,088	(328,179)
Net increase (decrease) in net assets resulting from operations	$3,221,648	$12,497,684	$5,632,177	$110,843	$480,511	$38,749	$41,314,985	$(9,763,406)	$19,950,237	$(276,797)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$585,630	$9,709,288	$9,057,251	$1,504,351	$4,450,971	$3,399,461	$3,025,435	$—	$2,344,392

Expenses:
Administrative charges	(181,146)	—	(225,008)	(432,793)	(45,293)	(172,394)	(154,777)	(155,286)	(43,551)	—
Mortality and expense risk charges	(2,167,597)	(655,645)	(3,245,554)	(5,053,360)	(601,811)	(2,091,875)	(1,800,211)	(2,062,732)	(496,208)	(428,801)
Total expenses	(2,348,743)	(655,645)	(3,470,562)	(5,486,153)	(647,104)	(2,264,269)	(1,954,988)	(2,218,018)	(539,759)	(428,801)
Net investment income (loss)	(2,348,743)	(70,015)	6,238,726	3,571,098	857,247	2,186,702	1,444,473	807,417	(539,759)	1,915,591

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	159,802	(3,103,624)	(5,020,592)	(4,922,671)	894,118	(3,125,613)	(4,731,632)	(5,422,220)	909,534	(1,031,800)
Net realized gain distributions	17,058,203	2,540,228	—	12,639,126	894,356	—	—	2,440,462	1,774,499	—
Change in unrealized appreciation (depreciation) during the period	40,298,005	2,884,506	1,209,690	(36,169,870)	2,132,989	(515,337)	6,436,020	(8,249,301)	7,969,691	(3,059,072)
Net gain (loss) on investments	57,516,010	2,321,110	(3,810,902)	(28,453,415)	3,921,463	(3,640,950)	1,704,388	(11,231,059)	10,653,724	(4,090,872)
Net increase (decrease) in net assets resulting from operations	$55,167,267	$2,251,095	$2,427,824	$(24,882,317)	$4,778,710	$(1,454,248)	$3,148,861	$(10,423,642)	$10,113,965	$(2,175,281)

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)

Investment income:
Dividends	$241,349	$11,715,305	$2,466,884	$4,123,242	$17,764	$456,286	$—	$1,807,396	$441,336	$—

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(235,844)	(4,525,420)	(3,862,078)	(2,955,775)	(33,208)	(1,209,138)	(906,714)	(216,676)	(340,825)	(59,891)
Total expenses	(235,844)	(4,525,420)	(3,862,078)	(2,955,775)	(33,208)	(1,209,138)	(906,714)	(216,676)	(340,825)	(59,891)
Net investment income (loss)	5,505	7,189,885	(1,395,194)	1,167,467	(15,444)	(752,852)	(906,714)	1,590,720	100,511	(59,891)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	144,341	4,090,134	8,044,306	406,196	(219,738)	2,109,908	2,297,029	(2,210,447)	1,113,628	(1,101,713)
Net realized gain distributions	747,548	702,764	20,077,604	11,188,126	1,158,746	4,219,287	36,286,996	—	—	1,505,146
Change in unrealized appreciation (depreciation) during the period	346,785	10,176,249	25,752,764	2,739,312	(488,969)	14,363,509	(8,739,524)	400,733	3,167,946	(26,824)
Net gain (loss) on investments	1,238,674	14,969,147	53,874,674	14,333,634	450,039	20,692,704	29,844,501	(1,809,714)	4,281,574	376,609
Net increase (decrease) in net assets resulting from operations	$1,244,179	$22,159,032	$52,479,480	$15,501,101	$434,595	$19,939,852	$28,937,787	$(218,994)	$4,382,085	$316,718

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account (15)	Sub-Account

Investment income:
Dividends	$2,678	$2,709,867	$—	$—	$40,587	$578,180	$142,541	$90,963	$107,882	$923,964

Expenses:
Administrative charges	—	(145,250)	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(25,577)	(1,917,501)	(111,240)	(107,555)	(37,709)	(184,959)	(74,432)	(71,562)	(164,938)	(367,814)
Total expenses	(25,577)	(2,062,751)	(111,240)	(107,555)	(37,709)	(184,959)	(74,432)	(71,562)	(164,938)	(367,814)
Net investment income (loss)	(22,899)	647,116	(111,240)	(107,555)	2,878	393,221	68,109	19,401	(57,056)	556,150

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	65,467	300,122	390,875	225,310	177,819	121,453	(1,421,664)	(271,340)	(69,624)	12,152
Net realized gain distributions	86,158	—	1,036,812	230,261	167,465	—	1,259,104	12,692	206,034	—
Change in unrealized appreciation (depreciation) during the period	1,174,679	(1,596,251)	2,049,293	1,519,271	(98,215)	144,491	(1,001,684)	412,801	1,092,697	637,499
Net gain (loss) on investments	1,326,304	(1,296,129)	3,476,980	1,974,842	247,069	265,944	(1,164,244)	154,153	1,229,107	649,651
Net increase (decrease) in net assets resulting from operations	$1,303,405	$(649,013)	$3,365,740	$1,867,287	$249,947	$659,165	$(1,096,135)	$173,554	$1,172,051	$1,205,801

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$68,180	$—	$159,657	$625,083	$—	$—	$6,739,481	$2,661,561	$13,396,764	$117,881

Expenses:
Administrative charges	—	(183,061)	(21,248)	(146,666)	(76,783)	(109,427)	(411,583)	(148,742)	(538,225)	(29,092)
Mortality and expense risk charges	(59,822)	(1,931,890)	(230,296)	(1,721,615)	(940,068)	(1,338,812)	(5,103,271)	(2,650,129)	(5,522,542)	(245,867)
Total expenses	(59,822)	(2,114,951)	(251,544)	(1,868,281)	(1,016,851)	(1,448,239)	(5,514,854)	(2,798,871)	(6,060,767)	(274,959)
Net investment income (loss)	8,358	(2,114,951)	(91,887)	(1,243,198)	(1,016,851)	(1,448,239)	1,224,627	(137,310)	7,335,997	(157,078)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	40,798	12,591,078	586,375	4,844,577	1,845,287	3,922,113	6,368,529	4,537,655	3,118,256	526,793
Net realized gain on distributions	—	8,172,150	527,636	3,005,537	3,919,063	7,094,299	7,884,226	8,014,578	—	649,818
Change in unrealized appreciation (depreciation) during the period	(83,236)	14,405,140	438,871	4,728,657	11,185,576	19,722,306	6,617,039	(8,279,815)	13,517,753	1,324,192
Net gain (loss) on investments	(42,438)	35,168,368	1,552,882	12,578,771	16,949,926	30,738,718	20,869,794	4,272,418	16,636,009	2,500,803
Net increase (decrease) in net assets resulting from operations	$(34,080)	$33,053,417	$1,460,995	$11,335,573	$15,933,075	$29,290,479	$22,094,421	$4,135,108	$23,972,006	$2,343,725

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$3,296,252	$6,091,909	$33,994	$333,680	$—	$109,545	$8,084	$—	$—	$42,538

Expenses:
Administrative charges	—	—	—	—	(1,625)	—	—	—	—	—
Mortality and expense risk charges	(1,105,597)	(1,596,927)	(28,961)	(241,943)	(19,934)	(50,825)	(9,708)	(43,673)	(193,764)	(91,899)
Total expenses	(1,105,597)	(1,596,927)	(28,961)	(241,943)	(21,559)	(50,825)	(9,708)	(43,673)	(193,764)	(91,899)
Net investment income (loss)	2,190,655	4,494,982	5,033	91,737	(21,559)	58,720	(1,624)	(43,673)	(193,764)	(49,361)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(924,554)	(1,764,694)	18,607	644,276	42,741	65,382	46,367	373,079	3,801,492	(183,526)
Net realized gain distributions	—	—	168,713	1,468,085	78,773	195,288	3,244	279,325	1,440,887	64,917
Change in unrealized appreciation (depreciation) during the period	210,894	750,486	308,309	1,511,095	304,682	(138,076)	(22,626)	1,321,176	7,376,007	349,522
Net gain (loss) on investments	(713,660)	(1,014,208)	495,629	3,623,456	426,196	122,594	26,985	1,973,580	12,618,386	230,913
Net increase (decrease) in net assets resulting from operations	$1,476,995	$3,480,774	$500,662	$3,715,193	$404,637	$181,314	$25,361	$1,929,907	$12,424,622	$181,552

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (16)(17)	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$—	$—	$—	$34,515	$42,996	$37,974	$2,007,008	$35,002	$2,456	$10,615

Expenses:
Administrative charges	—	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(45,301)	(101,109)	(31,169)	(136,721)	(61,829)	(173,791)	(422,521)	(31,672)	(50,534)	(7,662)
Total expenses	(45,301)	(101,109)	(31,169)	(136,721)	(61,829)	(173,791)	(422,521)	(31,672)	(50,534)	(7,662)
Net investment income (loss)	(45,301)	(101,109)	(31,169)	(102,206)	(18,833)	(135,817)	1,584,487	3,330	(48,078)	2,953

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	70,556	285,348	115,022	422,480	5,311	278,657	(749,220)	27,472	737,450	(2,788)
Net realized gain distributions	464,290	—	280,363	286,223	364,123	151,429	—	36,120	347,263	6,236
Change in unrealized appreciation (depreciation) during the period	1,165,631	2,767,398	202,774	1,180,376	88,610	2,008,432	(1,643,357)	123,500	740,250	5,850
Net gain (loss) on investments	1,700,477	3,052,746	598,159	1,889,079	458,044	2,438,518	(2,392,577)	187,092	1,824,963	9,298
Net increase (decrease) in net assets resulting from operations	$1,655,176	$2,951,637	$566,990	$1,786,873	$439,211	$2,302,701	$(808,090)	$190,422	$1,776,885	$12,251

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$15,788	$1,929	$7,922	$19,619	$31,172	$44,234	$30,712	$—	$—	$412,739

Expenses:
Administrative charges	—	—	—	—	—	—	—	(760)	—	(4,329)
Mortality and expense risk charges	(16,071)	(2,115)	(11,545)	(8,482)	(7,011)	(38,168)	(5,331)	(9,002)	(5,987)	(230,216)
Total expenses	(16,071)	(2,115)	(11,545)	(8,482)	(7,011)	(38,168)	(5,331)	(9,762)	(5,987)	(234,545)
Net investment income (loss)	(283)	(186)	(3,623)	11,137	24,161	6,066	25,381	(9,762)	(5,987)	178,194

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	12,268	12,810	(61,891)	(16,932)	(15,103)	(211,765)	(725)	76,392	3,475	(254,565)
Net realized gain distributions	—	8,395	—	78,994	—	400,135	7,653	—	—	348,410
Change in unrealized appreciation (depreciation) during the period	84,185	11,697	119,981	(113,360)	21,622	286,322	19,912	31,874	7,223	844,268
Net gain (loss) on investments	96,453	32,902	58,090	(51,298)	6,519	474,692	26,840	108,266	10,698	938,113
Net increase (decrease) in net assets resulting from operations	$96,170	$32,716	$54,467	$(40,161)	$30,680	$480,758	$52,221	$98,504	$4,711	$1,116,307

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Investment income:
Dividends	$20,041	$29,463	$—	$2,353	$11,262	$—	$—	$265	$123,925	$133,804

Expenses:
Administrative charges	(1,779)	—	—	—	—	—	—	—	—	—
Mortality and expense risk charges	(14,419)	(837,098)	(43,922)	(5,805)	(7,922)	(19,039)	(15,715)	(1,286)	(296,770)	(525,016)
Total expenses	(16,198)	(837,098)	(43,922)	(5,805)	(7,922)	(19,039)	(15,715)	(1,286)	(296,770)	(525,016)
Net investment income (loss)	3,843	(807,635)	(43,922)	(3,452)	3,340	(19,039)	(15,715)	(1,021)	(172,845)	(391,212)

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(8,073)	2,980,229	(2,161,844)	7,359	(36,980)	37,235	64,072	5,754	19,116	1,323,020
Net realized gain distributions	24,918	3,206,938	1,990,605	22,288	—	55,191	64,520	4,574	856,246	2,834,247
Change in unrealized appreciation (depreciation) during the period	(64,327)	9,416,048	(155,353)	12,428	60,695	386,687	292,772	(704)	1,967,937	1,784,508
Net gain (loss) on investments	(47,482)	15,603,215	(326,592)	42,075	23,715	479,113	421,364	9,624	2,843,299	5,941,775
Net increase (decrease) in net assets resulting from operations	$(43,639)	$14,795,580	$(370,514)	$38,623	$27,055	$460,074	$405,649	$8,603	$2,670,454	$5,550,563

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Operations (concluded)
For the Periods Ended December 31, 2020

MFS® Research International Portfolio
Sub-Account

Investment income:
Dividends	$229,569

Expenses:
Administrative charges	—
Mortality and expense risk charges	(215,145)
Total expenses	(215,145)
Net investment income (loss)	14,424

Net realized and unrealized gain (loss) on investments:
Net realized gain (loss) on security transactions	(26,557)
Net realized gain distributions	384,444
Change in unrealized appreciation (depreciation) during the period	565,145
Net gain (loss) on investments	923,032
Net increase (decrease) in net assets resulting from operations	$937,456

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(16) Funded as of April 30, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2020

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund	Invesco V.I. High Yield Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$54,840	$(11,693)	$60,251	$(678)	$(38,065)	$(6,243)	$(409,928)	$(402,324)	$865,683	$2,089
Net realized gain (loss) on security transactions	178,181	202,881	(193,007)	(131,560)	(434,757)	59,027	(2,514,817)	855,854	814,692	138
Net realized gain distributions	113,106	113,008	283,754	—	344,028	103,903	1,193,582	17,951,063	—	—
Change in unrealized appreciation (depreciation) during the period	(308,563)	125,030	477,724	524,767	410,803	137,563	2,678,248	(8,769,741)	4,972,700	2,742
Net increase (decrease) in net assets resulting from operations	37,564	429,226	628,722	392,529	282,009	294,250	947,085	9,634,852	6,653,075	4,969

Unit transactions:
Purchases	5,236	1,472	150	44,756	9,300	3,816	230,975	274,168	1,227,191	—
Net transfers	243,470	(383,372)	201,792	916,512	(121,280)	(49,511)	430,397	(3,116,189)	19,522,475	36,682
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(510,573)	(299,368)	(1,175,581)	(1,208,701)	(797,972)	(196,458)	(2,577,583)	(7,258,587)	(17,528,977)	(18,144)
Other transactions	53	1	(209)	213	16	(1)	1,480	2,316	13,239	—
Death benefits	(71,909)	—	(73,449)	(183,871)	(106,017)	(12,261)	(566,676)	(1,613,359)	(5,567,200)	—
Net annuity transactions	—	—	(8,013)	(6,661)	(292)	—	(67,705)	(81,281)	(376,532)	—
Net increase (decrease) in net assets resulting from unit transactions	(333,723)	(681,267)	(1,055,310)	(437,752)	(1,016,245)	(254,415)	(2,549,112)	(11,792,932)	(2,709,804)	18,538
Net increase (decrease) in net assets	(296,159)	(252,041)	(426,588)	(45,223)	(734,236)	39,835	(1,602,027)	(2,158,080)	3,943,271	23,507

Net assets:
Beginning of period	4,906,131	1,721,325	10,239,777	12,313,762	8,423,325	1,332,215	33,109,911	86,225,319	152,304,300	24,791
End of period	$4,609,972	$1,469,284	$9,813,189	$12,268,539	$7,689,089	$1,372,050	$31,507,884	$84,067,239	$156,247,571	$48,298

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced-Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Capital World Bond Fund	American Funds Insurance Series® Global Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account

Operations:
Net investment income (loss)	$562,517	$(866,564)	$(723,656)	$391,725	$828	$(1,955,444)	$6,107	$(445)	$(331,915)	$(564,588)
Net realized gain (loss) on security transactions	3,334,478	(2,387,509)	(678,796)	(138,557)	5,138	—	613	(7,649)	653,322	3,340,144
Net realized gain distributions	1,853,632	15,546,329	4,370,125	326,701	2,851	—	—	17,543	986,739	3,775,829
Change in unrealized appreciation (depreciation) during the period	4,426,032	(6,582,830)	10,028,364	(97,073)	(12,421)	—	(5,414)	(2,550)	3,041,747	2,309,637
Net increase (decrease) in net assets resulting from operations	10,176,659	5,709,426	12,996,037	482,796	(3,604)	(1,955,444)	1,306	6,899	4,349,893	8,861,022

Unit transactions:
Purchases	209,376	307,175	197,570	7,551	—	2,080,730	2,841	—	382,852	482,190
Net transfers	(1,844,508)	(1,384,512)	(4,028,249)	147,873	(27,275)	118,400,905	17,705	(2,778)	490,252	(4,860,616)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(8,906,144)	(7,499,966)	(5,198,485)	(1,052,821)	(1,251)	(69,093,070)	(62,656)	(27,903)	(5,765,059)	(11,777,252)
Other transactions	3,724	2,796	4,804	13	(1)	785	1	(43)	(21)	2,408
Death benefits	(1,867,755)	(2,204,860)	(1,043,130)	(167,868)	—	(10,786,874)	—	—	(1,422,245)	(3,247,369)
Net annuity transactions	7,261	84,050	907	32,059	—	57,810	—	—	(81,564)	(65,998)
Net increase (decrease) in net assets resulting from unit transactions	(12,398,046)	(10,695,317)	(10,066,583)	(1,033,193)	(28,527)	40,660,286	(42,109)	(30,724)	(6,395,785)	(19,466,637)
Net increase (decrease) in net assets	(2,221,387)	(4,985,891)	2,929,454	(550,397)	(32,131)	38,704,842	(40,803)	(23,825)	(2,045,892)	(10,605,615)

Net assets:
Beginning of period	90,790,929	88,269,067	54,897,538	7,265,234	151,389	93,646,341	929,799	367,948	61,195,128	167,704,947
End of period	$88,569,542	$83,283,176	$57,826,992	$6,714,837	$119,258	$132,351,183	$888,996	$344,123	$59,149,236	$157,099,332

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund	Wells Fargo VT Omega Growth Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(763,419)	$(157,733)	$2,539,643	$(2,910,861)	$(20,823,700)	$(4,402,394)	$(3,128,279)	$(1,547,247)	$(1,936,895)	$(18,511)
Net realized gain (loss) on security transactions	18,805,156	3,848,154	7,070,618	11,145,028	90,670,428	28,104,745	3,163,485	4,047,393	5,259,652	23,417
Net realized gain distributions	2,440,051	3,851,148	5,127,537	5,905,425	34,453,410	30,641,268	—	989,677	8,133,419	66,829
Change in unrealized appreciation (depreciation) during the period	30,567,689	11,564,754	27,131,927	39,053,729	494,038,982	71,552,504	38,650,014	14,781,482	22,546,480	248,184
Net increase (decrease) in net assets resulting from operations	51,049,477	19,106,323	41,869,725	53,193,321	598,339,120	125,896,123	38,685,220	18,271,305	34,002,656	319,919

Unit transactions:
Purchases	2,840,183	2,103,059	2,218,041	612,306	5,321,553	5,569,053	1,255,494	427,608	477,309	560
Net transfers	(1,699,022)	(4,946,446)	48,547,184	(6,508,457)	(106,653,917)	(21,041,514)	1,121,704	(4,701,278)	(8,318,302)	13,920
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(44,813,727)	(25,314,270)	(55,108,556)	(16,425,526)	(123,856,931)	(94,232,716)	(28,785,029)	(7,167,875)	(10,954,250)	(23,674)
Other transactions	26,249	32,085	12,113	1,130	89,616	66,171	5,685	4,325	1,608	(3)
Death benefits	(16,077,771)	(9,025,860)	(17,038,896)	(4,809,640)	(33,553,660)	(31,439,533)	(7,599,563)	(2,086,476)	(2,948,041)	(4,565)
Net annuity transactions	(1,520,483)	(515,650)	(679,372)	(621,119)	(2,754,763)	(3,294,658)	(183,567)	(92,937)	(215,320)	(676)
Net increase (decrease) in net assets resulting from unit transactions	(61,244,571)	(37,667,082)	(22,049,486)	(27,751,306)	(261,408,102)	(144,373,197)	(34,185,276)	(13,616,633)	(21,956,996)	(14,438)
Net increase (decrease) in net assets	(10,195,094)	(18,560,759)	19,820,239	25,442,015	336,931,018	(18,477,074)	4,499,944	4,654,672	12,045,660	305,481

Net assets:
Beginning of period	566,177,064	355,231,097	565,041,589	215,164,656	1,371,182,846	1,243,617,158	337,219,110	100,053,342	136,661,707	821,976
End of period	$555,981,970	$336,670,338	$584,861,828	$240,606,671	$1,708,113,864	$1,225,140,084	$341,719,054	$104,708,014	$148,707,367	$1,127,457

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Fidelity® VIP Growth Portfolio	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund	Franklin Global Real Estate VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(145,762)	$(685,007)	$(358,784)	$(8,866)	$(32,081)	$18,795	$(1,583,030)	$16,809,454	$(1,085,851)	$51,382
Net realized gain (loss) on security transactions	646,455	3,703,008	615,815	2,211	39,273	(12,708)	8,140,905	(5,593,371)	3,514,885	(58,432)
Net realized gain distributions	882,620	277,606	—	66,152	28,840	7,996	16,786,177	342,657	5,557,177	316,078
Change in unrealized appreciation (depreciation) during the period	1,838,335	9,202,077	5,375,146	51,346	444,479	24,666	17,970,933	(21,322,146)	11,964,026	(585,825)
Net increase (decrease) in net assets resulting from operations	3,221,648	12,497,684	5,632,177	110,843	480,511	38,749	41,314,985	(9,763,406)	19,950,237	(276,797)

Unit transactions:
Purchases	16,027	74,673	78,503	29,966	1,345	131	910,416	1,779,139	231,523	4,731
Net transfers	(269,089)	(4,539,792)	(2,138,501)	31,709	(206,270)	5,311	(10,226,260)	(5,967,614)	(5,517,724)	(61,213)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(841,078)	(5,082,414)	(3,522,167)	(174,158)	(212,394)	(235,805)	(29,372,601)	(41,150,541)	(4,774,965)	(207,778)
Other transactions	(26)	48	523	(80)	—	(20)	22,636	9,168	206	59
Death benefits	(8,531)	(947,424)	(435,402)	(15,365)	(47,842)	(23,834)	(8,776,398)	(11,416,957)	(1,247,781)	(123,903)
Net annuity transactions	(27,000)	77,104	(336)	1,753	—	(6,772)	(521,597)	(531,033)	(142,105)	(11,775)
Net increase (decrease) in net assets resulting from unit transactions	(1,129,697)	(10,417,805)	(6,017,380)	(126,175)	(465,161)	(260,989)	(47,963,804)	(57,277,838)	(11,450,846)	(399,879)
Net increase (decrease) in net assets	2,091,951	2,079,879	(385,203)	(15,332)	15,350	(222,240)	(6,648,819)	(67,041,244)	8,499,391	(676,676)

Net assets:
Beginning of period	8,323,589	51,135,456	35,292,931	1,393,186	2,049,350	1,055,729	341,912,010	483,728,461	55,208,343	3,807,359
End of period	$10,415,540	$53,215,335	$34,907,728	$1,377,854	$2,064,700	$833,489	$335,263,191	$416,687,217	$63,707,734	$3,130,683

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund	Templeton Global Bond VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(2,348,743)	$(70,015)	$6,238,726	$3,571,098	$857,247	$2,186,702	$1,444,473	$807,417	$(539,759)	$1,915,591
Net realized gain (loss) on security transactions	159,802	(3,103,624)	(5,020,592)	(4,922,671)	894,118	(3,125,613)	(4,731,632)	(5,422,220)	909,534	(1,031,800)
Net realized gain distributions	17,058,203	2,540,228	—	12,639,126	894,356	—	—	2,440,462	1,774,499	—
Change in unrealized appreciation (depreciation) during the period	40,298,005	2,884,506	1,209,690	(36,169,870)	2,132,989	(515,337)	6,436,020	(8,249,301)	7,969,691	(3,059,072)
Net increase (decrease) in net assets resulting from operations	55,167,267	2,251,095	2,427,824	(24,882,317)	4,778,710	(1,454,248)	3,148,861	(10,423,642)	10,113,965	(2,175,281)

Unit transactions:
Purchases	530,701	155,774	694,104	1,501,124	140,353	393,638	578,992	376,851	59,900	45,828
Net transfers	(11,021,247)	(1,042,081)	3,003,349	9,574,501	(3,015,952)	12,282,415	(3,642,901)	(376,562)	798,850	2,585,617
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(11,383,367)	(4,080,923)	(18,700,088)	(30,620,187)	(3,066,940)	(12,188,472)	(11,423,055)	(11,420,065)	(3,554,492)	(3,497,861)
Other transactions	4,093	340	3,021	33,860	170	307	4,027	8,967	10	49
Death benefits	(2,508,751)	(705,785)	(5,169,345)	(9,531,682)	(799,501)	(2,540,596)	(3,991,344)	(2,635,738)	(604,270)	(476,099)
Net annuity transactions	(16,838)	14,937	(580,751)	(229,387)	(47,983)	(136,292)	(179,391)	(162,689)	(43,430)	(14,499)
Net increase (decrease) in net assets resulting from unit transactions	(24,395,409)	(5,657,738)	(20,749,710)	(29,271,771)	(6,789,853)	(2,189,000)	(18,653,672)	(14,209,236)	(3,343,432)	(1,356,965)
Net increase (decrease) in net assets	30,771,858	(3,406,643)	(18,321,886)	(54,154,088)	(2,011,143)	(3,643,248)	(15,504,811)	(24,632,878)	6,770,533	(3,532,246)

Net assets:
Beginning of period	121,802,759	45,900,609	213,860,882	394,139,465	40,186,810	147,918,407	134,621,942	162,335,851	27,111,373	32,981,409
End of period	$152,574,617	$42,493,966	$195,538,996	$339,985,377	$38,175,667	$144,275,159	$119,117,131	$137,702,973	$33,881,906	$29,449,163

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund	Hartford MidCap Growth HLS Fund
	Sub-Account	Sub-Account (2)	Sub-Account	Sub-Account (3)	Sub-Account (4)	Sub-Account (5)(6)	Sub-Account (7)	Sub-Account (8)	Sub-Account	Sub-Account (9)

Operations:
Net investment income (loss)	$5,505	$7,189,885	$(1,395,194)	$1,167,467	$(15,444)	$(752,852)	$(906,714)	$1,590,720	$100,511	$(59,891)
Net realized gain (loss) on security transactions	144,341	4,090,134	8,044,306	406,196	(219,738)	2,109,908	2,297,029	(2,210,447)	1,113,628	(1,101,713)
Net realized gain distributions	747,548	702,764	20,077,604	11,188,126	1,158,746	4,219,287	36,286,996	—	—	1,505,146
Change in unrealized appreciation (depreciation) during the period	346,785	10,176,249	25,752,764	2,739,312	(488,969)	14,363,509	(8,739,524)	400,733	3,167,946	(26,824)
Net increase (decrease) in net assets resulting from operations	1,244,179	22,159,032	52,479,480	15,501,101	434,595	19,939,852	28,937,787	(218,994)	4,382,085	316,718

Unit transactions:
Purchases	97,513	888,916	669,095	562,454	2,952	283,218	163,024	17,122	87,204	3,385
Net transfers	565,582	15,234,199	(23,236,410)	2,466,999	(933,639)	(11,919,768)	(18,912,600)	(59,341)	(1,341,196)	(645,701)
Net interfund transfers due to corporate actions	—	20,123,918	—	8,523,152	(3,134,235)	94,826,634	(91,692,399)	(20,123,918)	—	(5,215,372)
Surrenders for benefit payments and fees	(1,363,728)	(35,634,985)	(28,393,294)	(21,123,381)	(225,198)	(8,996,709)	(6,263,269)	(1,547,354)	(2,654,721)	(336,090)
Other transactions	14	310	968	667	5	970	1,226	24	297	118
Death benefits	(323,451)	(7,880,333)	(6,201,856)	(5,323,845)	(90,339)	(1,604,839)	(1,079,880)	(171,177)	(481,491)	(3,988)
Net annuity transactions	7,286	279,826	263,697	152,687	—	479,539	(341,701)	(43,895)	(4,050)	(32,328)
Net increase (decrease) in net assets resulting from unit transactions	(1,016,784)	(6,988,149)	(56,897,800)	(14,741,267)	(4,380,454)	73,069,045	(118,125,599)	(21,928,539)	(4,393,957)	(6,229,976)
Net increase (decrease) in net assets	227,395	15,170,883	(4,418,320)	759,834	(3,945,859)	93,008,897	(89,187,812)	(22,147,533)	(11,872)	(5,913,258)

Net assets:
Beginning of period	15,115,177	331,007,722	299,528,244	236,220,737	3,945,859	59,400,217	89,187,812	22,147,533	25,954,962	5,913,258
End of period	$15,342,572	$346,178,605	$295,109,924	$236,980,571	$—	$152,409,114	$—	$—	$25,943,090	$—

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Hartford MidCap HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Dividend Growth Portfolio	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account (10)(11)	Sub-Account (12)	Sub-Account	Sub-Account	Sub-Account	Sub-Account (13)	Sub-Account (14)	Sub-Account	Sub-Account (15)	Sub-Account

Operations:
Net investment income (loss)	$(22,899)	$647,116	$(111,240)	$(107,555)	$2,878	$393,221	$68,109	$19,401	$(57,056)	$556,150
Net realized gain (loss) on security transactions	65,467	300,122	390,875	225,310	177,819	121,453	(1,421,664)	(271,340)	(69,624)	12,152
Net realized gain distributions	86,158	—	1,036,812	230,261	167,465	—	1,259,104	12,692	206,034	—
Change in unrealized appreciation (depreciation) during the period	1,174,679	(1,596,251)	2,049,293	1,519,271	(98,215)	144,491	(1,001,684)	412,801	1,092,697	637,499
Net increase (decrease) in net assets resulting from operations	1,303,405	(649,013)	3,365,740	1,867,287	249,947	659,165	(1,096,135)	173,554	1,172,051	1,205,801

Unit transactions:
Purchases	1,619	944,573	27,341	4,723	3,948	19,478	16,154	25,237	13,528	186,796
Net transfers	(105,954)	24,222,914	(2,172,149)	(1,159,901)	(292,427)	5,026,235	(131,355)	594,524	(226,526)	1,183,148
Net interfund transfers due to corporate actions	5,215,372	17,965,704	—	—	—	(17,965,704)	(8,523,152)	—	—	—
Surrenders for benefit payments and fees	(238,748)	(19,517,626)	(753,312)	(619,467)	(198,052)	(1,563,428)	(642,607)	(876,457)	(1,019,978)	(2,681,810)
Other transactions	—	3,328	11	(30)	(4)	2	3	28	48	90
Death benefits	(22,409)	(4,655,977)	(99,207)	(53,879)	(74,687)	(239,560)	(121,882)	(41,152)	(146,907)	(858,832)
Net annuity transactions	28,803	(236,182)	(2,223)	1,212	—	(5,580)	(105)	—	(1,575)	(9,799)
Net increase (decrease) in net assets resulting from unit transactions	4,878,683	18,726,734	(2,999,539)	(1,827,342)	(561,222)	(14,728,557)	(9,402,944)	(297,820)	(1,381,410)	(2,180,407)
Net increase (decrease) in net assets	6,182,088	18,077,721	366,201	39,945	(311,275)	(14,069,392)	(10,499,079)	(124,266)	(209,359)	(974,606)

Net assets:
Beginning of period	—	115,074,616	7,933,115	7,206,461	2,970,045	14,069,392	10,499,079	8,131,876	12,422,002	26,401,905
End of period	$6,182,088	$133,152,337	$8,299,316	$7,246,406	$2,658,770	$—	$—	$8,007,610	$12,212,643	$25,427,299

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$8,358	$(2,114,951)	$(91,887)	$(1,243,198)	$(1,016,851)	$(1,448,239)	$1,224,627	$(137,310)	$7,335,997	$(157,078)
Net realized gain (loss) on security transactions	40,798	12,591,078	586,375	4,844,577	1,845,287	3,922,113	6,368,529	4,537,655	3,118,256	526,793
Net realized gain distributions	—	8,172,150	527,636	3,005,537	3,919,063	7,094,299	7,884,226	8,014,578	—	649,818
Change in unrealized appreciation (depreciation) during the period	(83,236)	14,405,140	438,871	4,728,657	11,185,576	19,722,306	6,617,039	(8,279,815)	13,517,753	1,324,192
Net increase (decrease) in net assets resulting from operations	(34,080)	33,053,417	1,460,995	11,335,573	15,933,075	29,290,479	22,094,421	4,135,108	23,972,006	2,343,725

Unit transactions:
Purchases	475	489,500	19,194	528,556	156,107	288,328	1,382,775	575,549	1,120,255	25,726
Net transfers	(22,900)	(9,232,430)	(438,061)	(2,984,431)	(1,985,098)	(9,565,029)	3,227,228	6,403,211	24,467,115	(958,390)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(319,642)	(13,012,851)	(1,313,671)	(8,179,401)	(4,329,277)	(6,548,895)	(24,498,551)	(19,822,481)	(42,948,378)	(1,669,550)
Other transactions	2	(371)	774	6,020	(45)	314	26,099	3,138	3,589	(16)
Death benefits	(153,403)	(2,410,447)	(366,929)	(1,847,549)	(921,264)	(1,579,292)	(9,543,738)	(3,591,712)	(10,502,357)	(293,214)
Net annuity transactions	(10,574)	(77,127)	(53,517)	(280,474)	(78,969)	(281,599)	(560,676)	(64,442)	82,170	52,854
Net increase (decrease) in net assets resulting from unit transactions	(506,042)	(24,243,726)	(2,152,210)	(12,757,279)	(7,158,546)	(17,686,173)	(29,966,863)	(16,496,737)	(27,777,606)	(2,842,590)
Net increase (decrease) in net assets	(540,122)	8,809,691	(691,215)	(1,421,706)	8,774,529	11,604,306	(7,872,442)	(12,361,629)	(3,805,600)	(498,865)

Net assets:
Beginning of period	4,885,617	128,071,253	15,510,757	107,691,405	53,237,801	80,406,264	324,003,945	200,487,244	423,526,367	18,194,507
End of period	$4,345,495	$136,880,944	$14,819,542	$106,269,699	$62,012,330	$92,010,570	$316,131,503	$188,125,615	$419,720,767	$17,695,642

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,190,655	$4,494,982	$5,033	$91,737	$(21,559)	$58,720	$(1,624)	$(43,673)	$(193,764)	$(49,361)
Net realized gain (loss) on security transactions	(924,554)	(1,764,694)	18,607	644,276	42,741	65,382	46,367	373,079	3,801,492	(183,526)
Net realized gain distributions	—	—	168,713	1,468,085	78,773	195,288	3,244	279,325	1,440,887	64,917
Change in unrealized appreciation (depreciation) during the period	210,894	750,486	308,309	1,511,095	304,682	(138,076)	(22,626)	1,321,176	7,376,007	349,522
Net increase (decrease) in net assets resulting from operations	1,476,995	3,480,774	500,662	3,715,193	404,637	181,314	25,361	1,929,907	12,424,622	181,552

Unit transactions:
Purchases	202,025	214,878	1,200	6,376	—	3,055	—	6,188	47,107	3,200
Net transfers	143,048	10,285,792	(24,175)	(2,195,280)	235,669	376,581	464,401	(378,660)	(4,179,654)	177,453
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,311,477)	(21,477,877)	(469,230)	(3,421,843)	(120,648)	(738,387)	(14,767)	(277,509)	(1,551,841)	(623,555)
Other transactions	1,384	1,705	61	(1,618)	—	96	—	6	76	(1)
Death benefits	(2,039,689)	(1,662,902)	—	(319,760)	—	(55,200)	(733,415)	(89,850)	(213,676)	(165,192)
Net annuity transactions	(306,444)	—	—	—	(12,929)	(803)	—	—	37,852	16,047
Net increase (decrease) in net assets resulting from unit transactions	(7,311,153)	(12,638,404)	(492,144)	(5,932,125)	102,092	(414,658)	(283,781)	(739,825)	(5,860,136)	(592,048)
Net increase (decrease) in net assets	(5,834,158)	(9,157,630)	8,518	(2,216,932)	506,729	(233,344)	(258,420)	1,190,082	6,564,486	(410,496)

Net assets:
Beginning of period	65,743,224	181,417,022	2,964,117	26,337,235	945,925	6,014,127	576,034	1,981,141	10,190,301	7,803,167
End of period	$59,909,066	$172,259,392	$2,972,635	$24,120,303	$1,452,654	$5,780,783	$317,614	$3,171,223	$16,754,787	$7,392,671

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund
	Sub-Account	Sub-Account (16)(17)	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(45,301)	$(101,109)	$(31,169)	$(102,206)	$(18,833)	$(135,817)	$1,584,487	$3,330	$(48,078)	$2,953
Net realized gain (loss) on security transactions	70,556	285,348	115,022	422,480	5,311	278,657	(749,220)	27,472	737,450	(2,788)
Net realized gain distributions	464,290	—	280,363	286,223	364,123	151,429	—	36,120	347,263	6,236
Change in unrealized appreciation (depreciation) during the period	1,165,631	2,767,398	202,774	1,180,376	88,610	2,008,432	(1,643,357)	123,500	740,250	5,850
Net increase (decrease) in net assets resulting from operations	1,655,176	2,951,637	566,990	1,786,873	439,211	2,302,701	(808,090)	190,422	1,776,885	12,251

Unit transactions:
Purchases	1,447	27,539	19,095	4,844	12,309	52,546	108,214	672	6,596	—
Net transfers	(1,035,275)	215,918	(125,289)	(653,563)	21,411	(384,466)	2,713,445	61,794	(1,063,548)	34,921
Net interfund transfers due to corporate actions	—	6,820,531	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(647,604)	(436,310)	(265,052)	(710,618)	(234,433)	(1,143,733)	(3,027,951)	(115,115)	(709,657)	(24,052)
Other transactions	(128)	(14)	(2)	—	—	284	5	1	(445)	—
Death benefits	(63,517)	(204,743)	(20,617)	(245,739)	(73,107)	(169,462)	(554,548)	(76,522)	(105,873)	(20,121)
Net annuity transactions	—	56,929	—	(4,343)	5,951	(4,304)	30,353	44,013	—	—
Net increase (decrease) in net assets resulting from unit transactions	(1,745,077)	6,479,850	(391,865)	(1,609,419)	(267,869)	(1,649,135)	(730,482)	(85,157)	(1,872,927)	(9,252)
Net increase (decrease) in net assets	(89,901)	9,431,487	175,125	177,454	171,342	653,566	(1,538,572)	105,265	(96,042)	2,999

Net assets:
Beginning of period	5,149,701	—	1,935,835	8,456,104	3,853,090	11,802,094	28,636,833	1,973,903	5,881,379	475,243
End of period	$5,059,800	$9,431,487	$2,110,960	$8,633,558	$4,024,432	$12,455,660	$27,098,261	$2,079,168	$5,785,337	$478,242

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Putnam VT International Equity Fund	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (19)	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(283)	$(186)	$(3,623)	$11,137	$24,161	$6,066	$25,381	$(9,762)	$(5,987)	$178,194
Net realized gain (loss) on security transactions	12,268	12,810	(61,891)	(16,932)	(15,103)	(211,765)	(725)	76,392	3,475	(254,565)
Net realized gain distributions	—	8,395	—	78,994	—	400,135	7,653	—	—	348,410
Change in unrealized appreciation (depreciation) during the period	84,185	11,697	119,981	(113,360)	21,622	286,322	19,912	31,874	7,223	844,268
Net increase (decrease) in net assets resulting from operations	96,170	32,716	54,467	(40,161)	30,680	480,758	52,221	98,504	4,711	1,116,307

Unit transactions:
Purchases	120	184	900	—	639	540	92	—	—	56,915
Net transfers	(4,581)	(3,763)	(1,453)	70,324	19,623	(69,095)	(2,361)	(136,782)	—	1,827,751
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(80,154)	(23,292)	(42,007)	(274,491)	(218,562)	(533,476)	(103,917)	(811)	(2,249)	(1,875,656)
Other transactions	25	(373)	41	(249)	—	(91)	42	(1)	(2)	(1)
Death benefits	(19,899)	(29,501)	(4,158)	(26,787)	—	(43,118)	—	—	—	(589,987)
Net annuity transactions	(302)	—	(363)	—	—	—	—	—	—	4,417
Net increase (decrease) in net assets resulting from unit transactions	(104,791)	(56,745)	(47,040)	(231,203)	(198,300)	(645,240)	(106,144)	(137,594)	(2,251)	(576,561)
Net increase (decrease) in net assets	(8,621)	(24,029)	7,427	(271,364)	(167,620)	(164,482)	(53,923)	(39,090)	2,460	539,746

Net assets:
Beginning of period	1,083,193	248,881	892,737	1,366,375	792,669	4,383,644	434,769	654,279	377,769	22,615,666
End of period	$1,074,572	$224,852	$900,164	$1,095,011	$625,049	$4,219,162	$380,846	$615,189	$380,229	$23,155,412

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2020

	Invesco V.I. Comstock Fund	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio
	Sub-Account	Sub-Account	Sub-Account (18)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,843	$(807,635)	$(43,922)	$(3,452)	$3,340	$(19,039)	$(15,715)	$(1,021)	$(172,845)	$(391,212)
Net realized gain (loss) on security transactions	(8,073)	2,980,229	(2,161,844)	7,359	(36,980)	37,235	64,072	5,754	19,116	1,323,020
Net realized gain distributions	24,918	3,206,938	1,990,605	22,288	—	55,191	64,520	4,574	856,246	2,834,247
Change in unrealized appreciation (depreciation) during the period	(64,327)	9,416,048	(155,353)	12,428	60,695	386,687	292,772	(704)	1,967,937	1,784,508
Net increase (decrease) in net assets resulting from operations	(43,639)	14,795,580	(370,514)	38,623	27,055	460,074	405,649	8,603	2,670,454	5,550,563

Unit transactions:
Purchases	1,250	234,203	2,326	—	700	420	—	—	8,746	81,095
Net transfers	(10,309)	863,867	(356,683)	(494)	17,360	(76,051)	99,527	(1,748)	504,438	(1,521,096)
Net interfund transfers due to corporate actions	—	—	(6,820,531)	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(85,339)	(4,017,201)	(179,792)	(5,183)	(15,719)	(97,115)	(38,420)	(26,845)	(1,270,932)	(2,736,914)
Other transactions	(1)	1,074	6	—	—	—	105	131	1,993	909
Death benefits	—	(1,549,224)	(79,579)	(13,698)	—	(6,544)	(31,438)	(2,244)	(91,191)	(773,175)
Net annuity transactions	(8,817)	116,105	(83,561)	(7,819)	(457)	(1,879)	(6,545)	(3,732)	(30,189)	(54,304)
Net increase (decrease) in net assets resulting from unit transactions	(103,216)	(4,351,176)	(7,517,814)	(27,194)	1,884	(181,169)	23,229	(34,438)	(877,135)	(5,003,485)
Net increase (decrease) in net assets	(146,855)	10,444,404	(7,888,328)	11,429	28,939	278,905	428,878	(25,835)	1,793,319	547,078

Net assets:
Beginning of period	1,185,366	41,267,099	7,888,328	293,048	478,152	973,338	556,999	78,483	17,620,027	32,083,136
End of period	$1,038,511	$51,711,503	$—	$304,477	$507,091	$1,252,243	$985,877	$52,648	$19,413,346	$32,630,214

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2020

MFS® Research International Portfolio
Sub-Account

Operations:
Net investment income (loss)	$14,424
Net realized gain (loss) on security transactions	(26,557)
Net realized gain distributions	384,444
Change in unrealized appreciation (depreciation) during the period	565,145
Net increase (decrease) in net assets resulting from operations	937,456

Unit transactions:
Purchases	72,601
Net transfers	(899,735)
Net interfund transfers due to corporate actions	—
Surrenders for benefit payments and fees	(1,161,824)
Other transactions	2,381
Death benefits	(250,581)
Net annuity transactions	(21,693)
Net increase (decrease) in net assets resulting from unit transactions	(2,258,851)
Net increase (decrease) in net assets	(1,321,395)

Net assets:
Beginning of period	13,679,716
End of period	$12,358,321

The accompanying notes are an integral part of these financial statements.

(1) Formerly American Funds Insurance Series® Global Bond Fund. Change effective May 1, 2020.
(2) Merged assets from Hartford High Yield HLS Fund. Change effective September 25, 2020.
(3) Merged assets from Hartford Value HLS Fund. Change effective September 18, 2020.
(4) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(5) Merged assets from Hartford Growth Opportunities HLS Fund. Change effective September 18, 2020.
(6) Merged assets from Hartford Global Growth HLS Fund. Change effective September 18, 2020.
(7) Merged into Hartford Disciplined Equity HLS Fund. Change effective September 18, 2020.
(8) Merged into Hartford Total Return Bond HLS Fund. Change effective September 25, 2020.
(9) Merged into Hartford MidCap HLS Fund. Change effective September 18, 2020.
(10) Merged assets from Hartford MidCap Growth HLS Fund. Change effective September 18, 2020.
(11) Funded as of September 18, 2020.
(12) Merged assets from Hartford U.S. Government Securities HLS Fund. Change effective September 25, 2020.
(13) Merged into Hartford Ultrashort Bond HLS Fund. Change effective September 25, 2020.
(14) Merged into Hartford Dividend and Growth HLS Fund. Change effective September 18, 2020.
(15) Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio. Change effective April 1, 2020.
(16) Funded as of April 30, 2020.
(17) Merged assets from Invesco V.I. Mid Cap Growth Fund. Change effective April 30, 2020.
(18) Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund. Change effective April 30, 2020.
(19) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets
For the Periods Ended December 31, 2019

	American Century VP Value Fund	American Century VP Growth Fund	AB VPS Balanced Wealth Strategy Portfolio	AB VPS International Value Portfolio	AB VPS Small/Mid Cap Value Portfolio	AB VPS International Growth Portfolio	Invesco V.I. Value Opportunities Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Government Securities Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$52,527	$(14,321)	$94,889	$(91,998)	$(89,446)	$(17,917)	$(564,517)	$(785,548)	$967,180
Net realized gain (loss) on security transactions	469,947	93,678	(149,591)	(30,869)	(41,311)	51,188	(1,705,758)	1,929,014	(1,266,094)
Net realized gain distributions	308,490	204,719	1,319,960	—	935,074	31,153	6,818,294	9,686,157	—
Change in unrealized appreciation (depreciation) during the period	388,551	214,936	381,133	1,792,611	632,289	243,035	3,455,645	9,611,312	6,804,583
Net increase (decrease) in net assets resulting from operations	1,219,515	499,012	1,646,391	1,669,744	1,436,606	307,459	8,003,664	20,440,935	6,505,669

Unit transactions:
Purchases	524	4,045	150	76,008	51,727	9,277	92,858	231,875	838,313
Net transfers	(590,114)	(170,130)	117,482	1,349,543	23,711	(64,484)	111,633	(3,422,516)	3,713,681
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(930,788)	(174,885)	(1,882,156)	(1,596,465)	(1,039,850)	(232,180)	(3,694,156)	(9,815,637)	(19,900,221)
Other transactions	2	—	(2)	287	37	2	2,432	607	576
Death benefits	(83,007)	(23,002)	(307,310)	(288,758)	(106,200)	(47,019)	(889,154)	(2,178,857)	(4,486,949)
Net annuity transactions	—	—	163,231	9,124	(1,152)	—	(143,442)	(102,966)	(352,145)
Net increase (decrease) in net assets resulting from unit transactions	(1,603,383)	(363,972)	(1,908,605)	(450,261)	(1,071,727)	(334,404)	(4,519,829)	(15,287,494)	(20,186,745)
Net increase (decrease) in net assets	(383,868)	135,040	(262,214)	1,219,483	364,879	(26,945)	3,483,835	5,153,441	(13,681,076)

Net assets:
Beginning of period	5,289,999	1,586,285	10,501,991	11,094,279	8,058,446	1,359,160	29,626,076	81,071,878	165,985,376
End of period	$4,906,131	$1,721,325	$10,239,777	$12,313,762	$8,423,325	$1,332,215	$33,109,911	$86,225,319	$152,304,300

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Invesco V.I. High Yield Fund	Invesco V.I. International Growth Fund	Invesco V.I. Mid Cap Core Equity Fund	Invesco V.I. Small Cap Equity Fund	Invesco V.I. Balanced Risk Allocation Fund	Invesco V.I. Diversified Dividend Fund	Invesco V.I. Government Money Market Fund	American Century VP Mid Cap Value Fund	AB VPS Growth and Income Portfolio	American Funds Insurance Series® Global Bond Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,001	$(128,858)	$(1,206,514)	$(946,749)	$(110,130)	$849	$148,178	$8,586	$(67)	$(134,869)
Net realized gain (loss) on security transactions	(9)	4,336,992	(671,624)	(161,375)	(270,428)	7,447	—	6,749	(5,589)	341,663
Net realized gain distributions	—	5,618,544	9,414,057	6,529,338	—	7,755	—	90,687	43,551	—
Change in unrealized appreciation (depreciation) during the period	1,643	11,682,394	10,832,396	6,608,003	1,337,516	15,402	—	104,856	(9,622)	3,510,410
Net increase (decrease) in net assets resulting from operations	2,635	21,509,072	18,368,315	12,029,217	956,958	31,453	148,178	210,878	28,273	3,717,204

Unit transactions:
Purchases	—	463,914	235,622	198,170	61,501	—	1,720,510	4,223	—	380,531
Net transfers	—	(5,048,306)	(2,967,773)	282,635	(132,827)	(38,120)	50,078,642	25,285	(10,045)	235,708
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	426,774	—
Surrenders for benefit payments and fees	(970)	(11,702,615)	(10,294,233)	(7,289,432)	(1,421,030)	(2,635)	(63,489,464)	(71,251)	(50,965)	(7,492,445)
Other transactions	10	918	89	(397)	(7)	(1)	1,487	(1)	1	7,297
Death benefits	—	(2,152,572)	(2,034,674)	(1,428,697)	(295,940)	—	(8,800,456)	—	(26,090)	(2,492,315)
Net annuity transactions	—	(4,949)	(39,085)	(5,992)	(6,833)	—	(209,980)	—	—	(132,183)
Net increase (decrease) in net assets resulting from unit transactions	(960)	(18,443,610)	(15,100,054)	(8,243,713)	(1,795,136)	(40,756)	(20,699,261)	(41,744)	339,675	(9,493,407)
Net increase (decrease) in net assets	1,675	3,065,462	3,268,261	3,785,504	(838,178)	(9,303)	(20,551,083)	169,134	367,948	(5,776,203)

Net assets:
Beginning of period	23,116	87,725,467	85,000,806	51,112,034	8,103,412	160,692	114,197,424	760,665	—	66,971,331
End of period	$24,791	$90,790,929	$88,269,067	$54,897,538	$7,265,234	$151,389	$93,646,341	$929,799	$367,948	$61,195,128

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	American Funds Insurance Series® Global Growth and Income Fund	American Funds Insurance Series® Asset Allocation Fund	American Funds Insurance Series® Blue Chip Income and Growth Fund	American Funds Insurance Series® Bond Fund	American Funds Insurance Series® Global Growth Fund	American Funds Insurance Series® Growth Fund	American Funds Insurance Series® Growth-Income Fund	American Funds Insurance Series® International Fund	American Funds Insurance Series® New World Fund	American Funds Insurance Series® Global Small Capitalization Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$312,530	$454,222	$732,653	$5,261,849	$(1,380,706)	$(14,006,137)	$(1,378,307)	$(984,720)	$(881,884)	$(2,089,738)
Net realized gain (loss) on security transactions	5,236,948	18,222,088	7,034,080	797,630	8,953,516	40,379,160	33,668,223	3,221,948	3,796,036	3,576,715
Net realized gain distributions	8,219,982	28,413,854	28,014,443	—	11,541,046	140,761,298	123,615,226	8,536,207	3,814,093	8,529,615
Change in unrealized appreciation (depreciation) during the period	27,642,448	49,996,647	26,110,744	35,092,548	39,181,620	164,951,317	105,589,666	52,815,165	16,653,388	24,046,258
Net increase (decrease) in net assets resulting from operations	41,411,908	97,086,811	61,891,920	41,152,027	58,295,476	332,085,638	261,494,808	63,588,600	23,381,633	34,062,850

Unit transactions:
Purchases	700,845	3,374,629	1,717,672	2,874,441	755,110	5,033,835	6,848,774	1,435,019	557,231	549,172
Net transfers	(4,837,299)	5,769,691	(6,176,440)	39,573,070	(6,833,838)	(41,134,831)	(22,963,185)	(6,914,777)	(5,091,770)	(4,932,847)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(18,493,051)	(57,762,208)	(36,781,337)	(63,696,198)	(21,790,577)	(144,795,048)	(125,339,655)	(37,563,850)	(10,523,016)	(14,279,015)
Other transactions	1,870	9,671	3,599	3,740	2,846	14,223	16,048	4,666	3,158	4,906
Death benefits	(4,688,658)	(17,296,568)	(8,258,424)	(15,048,248)	(4,501,472)	(29,412,514)	(33,010,216)	(7,601,226)	(1,742,569)	(2,478,427)
Net annuity transactions	(34,691)	(1,371,639)	(1,104,411)	(646,136)	(295,547)	(1,712,419)	(2,955,318)	(393,497)	(67,687)	(128,310)
Net increase (decrease) in net assets resulting from unit transactions	(27,350,984)	(67,276,424)	(50,599,341)	(36,939,331)	(32,663,478)	(212,006,754)	(177,403,552)	(51,033,665)	(16,864,653)	(21,264,521)
Net increase (decrease) in net assets	14,060,924	29,810,387	11,292,579	4,212,696	25,631,998	120,078,884	84,091,256	12,554,935	6,516,980	12,798,329

Net assets:
Beginning of period	153,644,023	536,366,677	343,938,518	560,828,893	189,532,658	1,251,103,962	1,159,525,902	324,664,175	93,536,362	123,863,378
End of period	$167,704,947	$566,177,064	$355,231,097	$565,041,589	$215,164,656	$1,371,182,846	$1,243,617,158	$337,219,110	$100,053,342	$136,661,707

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Wells Fargo VT Omega Growth Fund	Fidelity® VIP Growth Portfolio	Fidelity® VIP ContrafundSM Portfolio	Fidelity® VIP Mid Cap Portfolio	Fidelity® VIP Value Strategies Portfolio	Fidelity® VIP Dynamic Capital Appreciation Portfolio	Fidelity® VIP Strategic Income Portfolio	Franklin Rising Dividends VIP Fund	Franklin Income VIP Fund	Franklin Large Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(17,845)	$(124,538)	$(621,515)	$(303,897)	$(5,310)	$(29,943)	$20,042	$(1,762,558)	$17,393,198	$(1,049,806)
Net realized gain (loss) on security transactions	30,876	199,452	1,784,238	225,798	15,682	(9,400)	1,963	12,053,238	3,641,032	2,068,116
Net realized gain distributions	111,075	491,695	6,296,783	4,107,708	135,131	405,040	7,598	52,799,919	7,947,791	6,996,873
Change in unrealized appreciation (depreciation) during the period	133,029	1,570,382	5,834,752	2,796,356	237,446	176,694	95,333	17,457,137	35,718,115	7,152,254
Net increase (decrease) in net assets resulting from operations	257,135	2,136,991	13,294,258	6,825,965	382,949	542,391	124,936	80,547,736	64,700,136	15,167,437

Unit transactions:
Purchases	560	27,822	131,565	179,317	981	7,775	176	1,536,029	1,958,730	346,459
Net transfers	(127,539)	265,087	(3,318,723)	1,075,052	(27,814)	(324,424)	(6,943)	(9,410,204)	4,548,900	(1,405,576)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(64,942)	(1,290,969)	(7,134,862)	(4,637,576)	(253,821)	(363,211)	(528,315)	(39,915,045)	(59,015,765)	(6,000,911)
Other transactions	(2)	66	442	(795)	9	—	—	(329)	11,063	475
Death benefits	(23,874)	(49,278)	(757,961)	(676,924)	(4,540)	—	(5,008)	(7,906,706)	(12,397,773)	(1,213,845)
Net annuity transactions	(578)	25,861	(19,609)	36,305	—	—	(6,741)	(573,367)	(1,285,735)	(248,771)
Net increase (decrease) in net assets resulting from unit transactions	(216,375)	(1,021,411)	(11,099,148)	(4,024,621)	(285,185)	(679,860)	(546,831)	(56,269,622)	(66,180,580)	(8,522,169)
Net increase (decrease) in net assets	40,760	1,115,580	2,195,110	2,801,344	97,764	(137,469)	(421,895)	24,278,114	(1,480,444)	6,645,268

Net assets:
Beginning of period	781,216	7,208,009	48,940,346	32,491,587	1,295,422	2,186,819	1,477,624	317,633,896	485,208,905	48,563,075
End of period	$821,976	$8,323,589	$51,135,456	$35,292,931	$1,393,186	$2,049,350	$1,055,729	$341,912,010	$483,728,461	$55,208,343

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Franklin Global Real Estate VIP Fund	Franklin Small-Mid Cap Growth VIP Fund	Franklin Small Cap Value VIP Fund	Franklin Strategic Income VIP Fund	Franklin Mutual Shares VIP Fund	Templeton Developing Markets VIP Fund	Templeton Foreign VIP Fund	Templeton Growth VIP Fund	Franklin Mutual Global Discovery VIP Fund	Franklin Flex Cap Growth VIP Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$42,225	$(2,274,843)	$(318,148)	$7,940,470	$196,955	$(263,223)	$(99,432)	$1,381,203	$(270,549)	$(509,859)
Net realized gain (loss) on security transactions	35,937	(2,628,467)	(1,872,977)	(3,471,694)	6,672,180	864,547	(1,176,427)	(1,717,419)	(1,121,688)	(699,700)
Net realized gain distributions	81,752	17,251,622	7,547,302	—	37,438,546	—	1,491,327	25,763,323	16,008,488	1,387,578
Change in unrealized appreciation (depreciation) during the period	580,960	18,748,830	4,317,403	9,664,238	29,007,127	7,790,591	14,713,182	(8,555,723)	17,884,286	6,863,915
Net increase (decrease) in net assets resulting from operations	740,874	31,097,142	9,673,580	14,133,014	73,314,808	8,391,915	14,928,650	16,871,384	32,500,537	7,041,934

Unit transactions:
Purchases	14,137	334,215	173,602	1,142,705	1,201,774	136,867	424,719	392,878	914,914	44,426
Net transfers	(144,610)	(3,940,838)	(391,038)	1,341,836	(6,783,267)	(288,013)	7,822,967	746,847	(5,805,727)	(2,354,435)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(429,852)	(14,441,190)	(5,849,282)	(26,054,139)	(45,488,050)	(4,614,389)	(17,796,298)	(16,721,447)	(17,852,156)	(3,189,835)
Other transactions	(12)	559	(2)	2,821	4,210	466	951	6,064	3,352	2,435
Death benefits	(142,221)	(2,522,086)	(814,056)	(6,468,051)	(9,483,214)	(650,927)	(3,066,035)	(3,491,423)	(3,695,690)	(314,560)
Net annuity transactions	(27,368)	(96,542)	(11,739)	(388,155)	(384,295)	(16,805)	(190,694)	(266,218)	(228,109)	29,530
Net increase (decrease) in net assets resulting from unit transactions	(729,926)	(20,665,882)	(6,892,515)	(30,422,983)	(60,932,842)	(5,432,801)	(12,804,390)	(19,333,299)	(26,663,416)	(5,782,439)
Net increase (decrease) in net assets	10,948	10,431,260	2,781,065	(16,289,969)	12,381,966	2,959,114	2,124,260	(2,461,915)	5,837,121	1,259,495

Net assets:
Beginning of period	3,796,411	111,371,499	43,119,544	230,150,851	381,757,499	37,227,696	145,794,147	137,083,857	156,498,730	25,851,878
End of period	$3,807,359	$121,802,759	$45,900,609	$213,860,882	$394,139,465	$40,186,810	$147,918,407	$134,621,942	$162,335,851	$27,111,373

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Templeton Global Bond VIP Fund	Hartford Balanced HLS Fund	Hartford Total Return Bond HLS Fund	Hartford Capital Appreciation HLS Fund	Hartford Dividend and Growth HLS Fund	Hartford Global Growth HLS Fund	Hartford Disciplined Equity HLS Fund	Hartford Growth Opportunities HLS Fund	Hartford High Yield HLS Fund	Hartford International Opportunities HLS Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$1,891,017	$30,150	$8,754,513	$(786,339)	$1,047,348	$(39,405)	$(382,955)	$(1,297,990)	$1,050,462	$92,566
Net realized gain (loss) on security transactions	(327,373)	413,029	1,359,168	7,051,798	2,823,149	146,278	1,565,435	5,087,266	(186,146)	918,934
Net realized gain distributions	—	1,203,098	—	31,579,989	26,966,950	556,463	6,538,336	16,683,465	—	967,595
Change in unrealized appreciation (depreciation) during the period	(1,361,118)	1,084,997	20,125,778	38,312,663	23,674,846	433,441	8,425,407	2,879,927	1,950,727	3,756,694
Net increase (decrease) in net assets resulting from operations	202,526	2,731,274	30,239,459	76,158,111	54,512,293	1,096,777	16,146,223	23,352,668	2,815,043	5,735,789

Unit transactions:
Purchases	127,201	396,833	1,447,740	1,056,627	751,086	20,348	297,042	334,812	140,756	102,420
Net transfers	603,191	444,476	(2,727,301)	(7,004,861)	(780,551)	(585,535)	(1,993,258)	(3,239,021)	807,128	(745,516)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,649,954)	(1,953,770)	(46,209,737)	(38,924,291)	(29,231,135)	(588,177)	(7,113,446)	(11,347,236)	(3,443,681)	(3,481,498)
Other transactions	586	(96)	23,230	14,500	11,771	(3,106)	692	214	11	71
Death benefits	(714,193)	(387,381)	(6,951,778)	(5,155,469)	(3,725,555)	(45,478)	(1,287,875)	(1,797,091)	(368,445)	(448,066)
Net annuity transactions	66,119	(4,311)	533,858	283,180	67,655	—	102,744	121,814	34,743	(14,037)
Net increase (decrease) in net assets resulting from unit transactions	(5,567,050)	(1,504,249)	(53,883,988)	(49,730,314)	(32,906,729)	(1,201,948)	(9,994,101)	(15,926,508)	(2,829,488)	(4,586,626)
Net increase (decrease) in net assets	(5,364,524)	1,227,025	(23,644,529)	26,427,797	21,605,564	(105,171)	6,152,122	7,426,160	(14,445)	1,149,163

Net assets:
Beginning of period	38,345,933	13,888,152	354,652,251	273,100,447	214,615,173	4,051,030	53,248,095	81,761,652	22,161,978	24,805,799
End of period	$32,981,409	$15,115,177	$331,007,722	$299,528,244	$236,220,737	$3,945,859	$59,400,217	$89,187,812	$22,147,533	$25,954,962

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Hartford MidCap Growth HLS Fund	Hartford Ultrashort Bond HLS Fund	Hartford Small Company HLS Fund	Hartford SmallCap Growth HLS Fund	Hartford Stock HLS Fund	Hartford U.S. Government Securities HLS Fund	Hartford Value HLS Fund	Lord Abbett Series Fund - Fundamental Equity Portfolio	Lord Abbett Series Fund - Calibrated Dividend Growth Fund	Lord Abbett Series Fund - Bond Debenture Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(54,713)	$80,996	$(119,877)	$(115,762)	$2,629	$143,358	$65,372	$19,902	$(1,885)	$603,544
Net realized gain (loss) on security transactions	2,364	656,276	105,787	144,434	170,529	(38,921)	259,078	(241,054)	191,494	134,971
Net realized gain distributions	921,318	—	1,475,981	1,185,089	239,071	—	1,034,189	202,513	625,930	—
Change in unrealized appreciation (depreciation) during the period	667,467	544,213	1,006,266	764,699	298,013	439,499	1,175,393	1,586,203	1,886,839	2,279,402
Net increase (decrease) in net assets resulting from operations	1,536,436	1,281,485	2,468,157	1,978,460	710,242	543,936	2,534,032	1,567,564	2,702,378	3,017,917

Unit transactions:
Purchases	7,313	941,013	29,700	17,306	16,765	17,028	1,727	30,171	13,500	132,196
Net transfers	834,654	8,400,068	(1,201,926)	(57,660)	123,651	945,709	(752,167)	(499,620)	489,514	(117,274)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(528,515)	(25,023,175)	(1,102,706)	(806,212)	(391,522)	(2,722,159)	(1,848,865)	(1,293,155)	(1,701,195)	(3,281,560)
Other transactions	2	947	(1,154)	(82)	(5)	11	(2,394)	1	(2)	671
Death benefits	(24,943)	(4,353,457)	(88,133)	(75,119)	(3,379)	(240,682)	(148,628)	(33,980)	(752,188)	(695,542)
Net annuity transactions	21,946	(177,766)	—	21,252	—	(91)	—	—	157,864	23,193
Net increase (decrease) in net assets resulting from unit transactions	310,457	(20,212,370)	(2,364,219)	(900,515)	(254,490)	(2,000,184)	(2,750,327)	(1,796,583)	(1,792,507)	(3,938,316)
Net increase (decrease) in net assets	1,846,893	(18,930,885)	103,938	1,077,945	455,752	(1,456,248)	(216,295)	(229,019)	909,871	(920,399)

Net assets:
Beginning of period	4,066,365	134,005,501	7,829,177	6,128,516	2,514,293	15,525,640	10,715,374	8,360,895	11,512,131	27,322,304
End of period	$5,913,258	$115,074,616	$7,933,115	$7,206,461	$2,970,045	$14,069,392	$10,499,079	$8,131,876	$12,422,002	$26,401,905

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Lord Abbett Series Fund - Growth and Income Portfolio	MFS® Growth Series	MFS® Global Equity Series	MFS® Investors Trust Series	MFS® Mid Cap Growth Series	MFS® New Discovery Series	MFS® Total Return Series	MFS® Value Series	MFS® Total Return Bond Series	MFS® Research Series
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$3,775	$(2,073,127)	$(113,851)	$(1,295,392)	$(990,694)	$(1,468,256)	$1,493,232	$824,657	$7,768,059	$(152,791)
Net realized gain (loss) on security transactions	231,971	10,348,271	673,133	6,056,883	1,679,734	3,376,387	7,989,496	8,385,613	1,400,220	384,287
Net realized gain distributions	316,033	10,751,894	914,665	6,057,425	6,674,368	13,531,583	8,537,099	8,824,912	—	1,804,164
Change in unrealized appreciation (depreciation) during the period	417,975	19,029,703	2,277,965	16,210,705	7,896,425	9,878,755	35,962,796	30,789,013	24,861,898	2,601,640
Net increase (decrease) in net assets resulting from operations	969,754	38,056,741	3,751,912	27,029,621	15,259,833	25,318,469	53,982,623	48,824,195	34,030,177	4,637,300

Unit transactions:
Purchases	27,262	415,592	35,944	415,104	336,901	274,445	1,463,859	641,029	1,672,256	87,225
Net transfers	(256,557)	(7,140,240)	(559,150)	(3,320,124)	1,708,007	(1,913,246)	23,605	(9,120,830)	36,424,031	(200,043)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(949,145)	(15,022,303)	(1,685,950)	(11,513,656)	(6,087,203)	(8,890,686)	(37,001,253)	(24,042,810)	(52,627,239)	(1,830,695)
Other transactions	126	1,116	107	1,189	1,427	2,537	4,836	867	2,430	1,323
Death benefits	(36,708)	(2,120,238)	(221,408)	(2,728,703)	(1,030,716)	(1,646,493)	(8,618,960)	(4,096,496)	(8,743,583)	(231,876)
Net annuity transactions	(14,534)	2,646	1,730	(292,607)	(77,218)	(239,886)	(729,475)	(42,763)	240,294	(27,567)
Net increase (decrease) in net assets resulting from unit transactions	(1,229,556)	(23,863,427)	(2,428,727)	(17,438,797)	(5,148,802)	(12,413,329)	(44,857,388)	(36,661,003)	(23,031,811)	(2,201,633)
Net increase (decrease) in net assets	(259,802)	14,193,314	1,323,185	9,590,824	10,111,031	12,905,140	9,125,235	12,163,192	10,998,366	2,435,667

Net assets:
Beginning of period	5,145,419	113,877,939	14,187,572	98,100,581	43,126,770	67,501,124	314,878,710	188,324,052	412,528,001	15,758,840
End of period	$4,885,617	$128,071,253	$15,510,757	$107,691,405	$53,237,801	$80,406,264	$324,003,945	$200,487,244	$423,526,367	$18,194,507

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	MFS® High Yield Portfolio	BlackRock Managed Volatility V.I. Fund	BlackRock Global Allocation V.I. Fund	BlackRock S&P 500 Index V.I. Fund	BlackRock Large Cap Focus Growth V.I. Fund	BlackRock Equity Dividend V.I. Fund	Morgan Stanley VIF Core Plus Fixed Income Portfolio	Morgan Stanley VIF Growth Portfolio	Morgan Stanley VIF Discovery Portfolio	Invesco V.I. American Value Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$2,527,746	$3,926,303	$5,210	$203,151	$(17,343)	$53,581	$11,133	$(35,646)	$(148,600)	$(78,451)
Net realized gain (loss) on security transactions	(698,520)	(695,486)	(8,744)	418,503	28,739	206,888	7,636	78,100	774,608	18,183
Net realized gain distributions	—	15,705	116,228	1,463,466	93,629	397,787	—	122,402	1,504,745	556,444
Change in unrealized appreciation (depreciation) during the period	6,225,537	(1,793,310)	358,383	5,106,647	139,008	775,913	29,142	363,817	1,363,947	1,048,016
Net increase (decrease) in net assets resulting from operations	8,054,763	1,453,212	471,077	7,191,767	244,033	1,434,169	47,911	528,673	3,494,700	1,544,192

Unit transactions:
Purchases	298,680	320,004	1,200	62,701	—	16,226	—	6,226	76,603	2,881
Net transfers	603,852	22,044,194	12,860	(3,332,786)	(47,137)	(500,834)	51,174	(22,125)	(840,213)	568,020
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(7,399,434)	(29,094,512)	(319,731)	(4,448,910)	(55,790)	(689,697)	(102,337)	(297,689)	(1,262,593)	(862,763)
Other transactions	62	25,852	(40)	25,859	(1)	7	—	2	89	(1)
Death benefits	(1,957,187)	(2,366,476)	(251,401)	(287,979)	(37,558)	(228,776)	(19,520)	(146,892)	(319,942)	(98,162)
Net annuity transactions	(336,748)	—	—	(68,989)	(10,285)	(917)	—	—	3,032	(337)
Net increase (decrease) in net assets resulting from unit transactions	(8,790,775)	(9,070,938)	(557,112)	(8,050,104)	(150,771)	(1,403,991)	(70,683)	(460,478)	(2,343,024)	(390,362)
Net increase (decrease) in net assets	(736,012)	(7,617,726)	(86,035)	(858,337)	93,262	30,178	(22,772)	68,195	1,151,676	1,153,830

Net assets:
Beginning of period	66,479,236	189,034,748	3,050,152	27,195,572	852,663	5,983,949	598,806	1,912,946	9,038,625	6,649,337
End of period	$65,743,224	$181,417,022	$2,964,117	$26,337,235	$945,925	$6,014,127	$576,034	$1,981,141	$10,190,301	$7,803,167

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	BlackRock Capital Appreciation V.I. Fund	Invesco Oppenheimer V.I. Capital Appreciation Fund	Invesco Oppenheimer V.I. Global Fund	Invesco Oppenheimer V.I. Main Street Fund®	Invesco Oppenheimer V.I. Main Street Small Cap Fund®	Putnam VT Diversified Income Fund	Putnam VT Global Asset Allocation Fund	Putnam VT Growth Opportunities Fund	Putnam VT International Value Fund	Putnam VT International Equity Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(48,219)	$(30,096)	$(93,937)	$(32,589)	$(187,472)	$489,899	$(4,969)	$(47,893)	$4,336	$(4,184)
Net realized gain (loss) on security transactions	(35,370)	18,974	358,757	(1,608)	169,541	(543,766)	29,524	627,534	1,286	28,289
Net realized gain distributions	884,185	174,183	1,179,640	613,646	1,077,168	—	65,320	912,808	26,988	1,851
Change in unrealized appreciation (depreciation) during the period	626,475	358,026	679,258	380,067	1,387,084	2,711,663	204,938	504,966	45,811	190,400
Net increase (decrease) in net assets resulting from operations	1,427,071	521,087	2,123,718	959,516	2,446,321	2,657,796	294,813	1,997,415	78,421	216,356

Unit transactions:
Purchases	2,847	19,468	62,884	14,624	68,080	188,912	669	24	—	545
Net transfers	(725,820)	(63,579)	(614,316)	(119,227)	739,715	164,591	12,072	(921,520)	(19,008)	17,808
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(618,650)	(146,006)	(867,846)	(388,422)	(1,339,641)	(3,647,820)	(329,345)	(1,669,018)	(33,787)	(85,189)
Other transactions	(9)	—	467	(299)	353	1,124	—	(7)	—	43
Death benefits	(111,297)	(599)	(165,237)	(57,058)	(270,973)	(859,152)	(20,279)	(43,953)	(1,122)	(18,816)
Net annuity transactions	—	—	32,610	—	21,460	49,937	—	—	—	(5,191)
Net increase (decrease) in net assets resulting from unit transactions	(1,452,929)	(190,716)	(1,551,438)	(550,382)	(781,006)	(4,102,408)	(336,883)	(2,634,474)	(53,917)	(90,800)
Net increase (decrease) in net assets	(25,858)	330,371	572,280	409,134	1,665,315	(1,444,612)	(42,070)	(637,059)	24,504	125,556

Net assets:
Beginning of period	5,175,559	1,605,464	7,883,824	3,443,956	10,136,779	30,081,445	2,015,973	6,518,438	450,739	957,637
End of period	$5,149,701	$1,935,835	$8,456,104	$3,853,090	$11,802,094	$28,636,833	$1,973,903	$5,881,379	$475,243	$1,083,193

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (continued)
For the Periods Ended December 31, 2019

	Putnam VT Multi-Cap Core Fund	Putnam VT Small Cap Value Fund	Putnam VT Equity Income Fund	PIMCO VIT All Asset Portfolio	PIMCO StocksPLUS® Global Portfolio	PIMCO VIT Global Managed Asset Allocation Portfolio	Prudential Series Jennison 20/20 Focus Portfolio	Prudential Series Value Portfolio	Invesco V.I. Growth and Income Fund	Invesco V.I. Comstock Fund
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account (1)	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$169	$(7,980)	$18,412	$14,316	$25,623	$2,821	$(11,882)	$(6,417)	$73,105	$(1,056)
Net realized gain (loss) on security transactions	4,587	(52,769)	86,935	(5,482)	(223,770)	(785)	40,174	19,259	123,036	25,125
Net realized gain distributions	24,270	91,179	123,262	—	—	—	—	—	2,409,167	149,552
Change in unrealized appreciation (depreciation) during the period	32,376	136,293	134,622	76,765	1,258,611	57,154	113,991	62,935	2,129,054	69,186
Net increase (decrease) in net assets resulting from operations	61,402	166,723	363,231	85,599	1,060,464	59,190	142,283	75,777	4,734,362	242,807

Unit transactions:
Purchases	464	1,346	—	593	1,915	232	—	—	17,252	2,138
Net transfers	(13,014)	66,361	(59,419)	7,853	(440,660)	4,879	33	—	1,005,532	41,171
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(15,076)	(96,397)	(311,064)	(168,822)	(548,625)	(23,251)	(55,990)	(35,876)	(2,750,758)	(214,794)
Other transactions	—	50	—	1	(4)	—	(1)	1	9	2
Death benefits	—	(1,961)	(5,157)	—	(95,990)	—	—	—	(916,201)	(17,200)
Net annuity transactions	—	81	—	—	—	—	—	—	(38,643)	(1,096)
Net increase (decrease) in net assets resulting from unit transactions	(27,626)	(30,520)	(375,640)	(160,375)	(1,083,364)	(18,140)	(55,958)	(35,875)	(2,682,809)	(189,779)
Net increase (decrease) in net assets	33,776	136,203	(12,409)	(74,776)	(22,900)	41,050	86,325	39,902	2,051,553	53,028

Net assets:
Beginning of period	215,105	756,534	1,378,784	867,445	4,406,544	393,719	567,954	337,867	20,564,113	1,132,338
End of period	$248,881	$892,737	$1,366,375	$792,669	$4,383,644	$434,769	$654,279	$377,769	$22,615,666	$1,185,366

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Statements of Changes in Net Assets (concluded)
For the Periods Ended December 31, 2019

	Invesco V.I. American Franchise Fund	Invesco V.I. Mid Cap Growth Fund	Wells Fargo VT Index Asset Allocation Fund	Wells Fargo VT International Equity Fund	Wells Fargo VT Small Cap Growth Fund	Wells Fargo VT Discovery Fund	Wells Fargo VT Opportunity Fund	MFS® Core Equity Portfolio	MFS® Massachusetts Investors Growth Stock Portfolio	MFS® Research International Portfolio
	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account	Sub-Account

Operations:
Net investment income (loss)	$(776,949)	$(142,528)	$(2,584)	$8,982	$(21,230)	$(11,939)	$(1,309)	$(155,824)	$(362,871)	$(65,493)
Net realized gain (loss) on security transactions	2,422,416	38,825	3,284	(51,247)	(2,592)	38,828	905	106,755	1,131,454	135,740
Net realized gain distributions	5,522,196	1,112,527	17,707	199,681	186,582	55,002	8,274	2,154,161	2,247,798	552,045
Change in unrealized appreciation (depreciation) during the period	4,533,501	1,076,383	27,158	(97,494)	64,506	95,991	10,054	2,270,551	6,287,625	2,506,227
Net increase (decrease) in net assets resulting from operations	11,701,164	2,085,207	45,565	59,922	227,266	177,882	17,924	4,375,643	9,304,006	3,128,519

Unit transactions:
Purchases	62,600	20,813	—	700	420	—	975	115,766	41,644	32,702
Net transfers	(1,617,844)	186,808	(208)	7,239	(125,011)	(85,359)	(559)	(25,861)	538,412	(328,481)
Net interfund transfers due to corporate actions	—	—	—	—	—	—	—	—	—	—
Surrenders for benefit payments and fees	(5,030,336)	(1,062,892)	(5,740)	(29,650)	(158,162)	(62,713)	(3,594)	(1,217,643)	(3,374,222)	(2,107,591)
Other transactions	(105)	(5)	—	—	(3)	(9)	(1)	16	1,886	(165)
Death benefits	(973,784)	(162,754)	—	(22,159)	(2,339)	—	—	(372,052)	(735,865)	(286,781)
Net annuity transactions	(213,112)	5,297	(7,610)	(527)	(1,954)	(4,213)	(420)	(76,392)	(57,232)	3,892
Net increase (decrease) in net assets resulting from unit transactions	(7,772,581)	(1,012,733)	(13,558)	(44,397)	(287,049)	(152,294)	(3,599)	(1,576,166)	(3,585,377)	(2,686,424)
Net increase (decrease) in net assets	3,928,583	1,072,474	32,007	15,525	(59,783)	25,588	14,325	2,799,477	5,718,629	442,095

Net assets:
Beginning of period	37,338,516	6,815,854	261,041	462,627	1,033,121	531,411	64,158	14,820,550	26,364,507	13,237,621
End of period	$41,267,099	$7,888,328	$293,048	$478,152	$973,338	$556,999	$78,483	$17,620,027	$32,083,136	$13,679,716

The accompanying notes are an integral part of these financial statements.

(1) See Note 8 for additional information related to this Sub-Account.

SEPARATE ACCOUNT SEVEN
Talcott Resolution Life and Annuity Insurance Company
Notes to Financial Statements
December 31, 2020

1. Organization:

Separate Account Seven (the “Account”) is a separate investment account established by Talcott Resolution Life and Annuity Insurance Company (the “Sponsor Company”) and is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the “Sub-Accounts”) within the Account. The Sponsor Company is owned by Talcott Resolution Life Insurance Company which is owned by Talcott Resolution Life, Inc., wholly owned by Hopmeadow Acquisition, Inc., owned by Hopmeadow Holdings, LP, ultimately owned by Hopmeadow Holdings GP LLC. Hopmeadow Holdings GP LLC is funded by a group of investors (the “Investor Group”) led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook, J. Safra Group and Hartford Holdings, Inc.

The Account is comprised of the following Sub-Accounts:

American Century VP Value Fund, American Century VP Growth Fund, AB VPS Balanced Wealth Strategy Portfolio, AB VPS International Value Portfolio, AB VPS Small/Mid Cap Value Portfolio, AB VPS International Growth Portfolio, Invesco V.I. Value Opportunities Fund, Invesco V.I. Core Equity Fund, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Mid Cap Core Equity Fund, Invesco V.I. Small Cap Equity Fund, Invesco V.I. Balanced-Risk Allocation Fund, Invesco V.I. Diversified Dividend Fund, Invesco V.I. Government Money Market Fund, American Century VP Mid Cap Value Fund, AB VPS Growth and Income Portfolio, American Funds Insurance Series® Capital World Bond Fund (Formerly American Funds Insurance Series® Global Bond Fund), American Funds Insurance Series® Global Growth and Income Fund, American Funds Insurance Series® Asset Allocation Fund, American Funds Insurance Series® Blue Chip Income and Growth Fund, American Funds Insurance Series® Bond Fund, American Funds Insurance Series® Global Growth Fund, American Funds Insurance Series® Growth Fund, American Funds Insurance Series® Growth-Income Fund, American Funds Insurance Series® International Fund, American Funds Insurance Series® New World Fund, American Funds Insurance Series® Global Small Capitalization Fund, Wells Fargo VT Omega Growth Fund, Fidelity® VIP Growth Portfolio, Fidelity® VIP Contrafund® Portfolio, Fidelity® VIP Mid Cap Portfolio, Fidelity® VIP Value Strategies Portfolio, Fidelity® VIP Dynamic Capital Appreciation Portfolio, Fidelity® VIP Strategic Income Portfolio, Franklin Rising Dividends VIP Fund, Franklin Income VIP Fund, Franklin Large Cap Growth VIP Fund, Franklin Global Real Estate VIP Fund, Franklin Small-Mid Cap Growth VIP Fund, Franklin Small Cap Value VIP Fund, Franklin Strategic Income VIP Fund, Franklin Mutual Shares VIP Fund, Templeton Developing Markets VIP Fund, Templeton Foreign VIP Fund, Templeton Growth VIP Fund, Franklin Mutual Global Discovery VIP Fund, Franklin Flex Cap Growth VIP Fund, Templeton Global Bond VIP Fund, Hartford Balanced HLS Fund, Hartford Total Return Bond HLS Fund (Merged assets from Hartford High Yield HLS Fund), Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund (Merged assets from Hartford Value HLS Fund), Hartford Global Growth HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford Disciplined Equity HLS Fund (Merged assets from Hartford Growth Opportunities HLS Fund) (Merged assets from Hartford Global Growth HLS Fund), Hartford Growth Opportunities HLS Fund (Merged into Hartford Disciplined Equity HLS Fund), Hartford High Yield HLS Fund (Merged into Hartford Total Return Bond HLS Fund), Hartford International Opportunities HLS Fund, Hartford MidCap Growth HLS Fund (Merged into Hartford MidCap HLS Fund), Hartford MidCap HLS Fund (Merged assets from Hartford MidCap Growth HLS Fund), Hartford Ultrashort Bond HLS Fund (Merged assets from Hartford U.S. Government Securities HLS Fund), Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund (Merged into Hartford Ultrashort Bond HLS Fund), Hartford Value HLS Fund (Merged into Hartford Dividend and Growth HLS Fund), Lord Abbett Series Fund - Fundamental Equity Portfolio, Lord Abbett Series Fund - Dividend Growth Portfolio (Formerly Lord Abbett Series Fund – Calibrated Dividend Growth Portfolio), Lord Abbett Series Fund - Bond Debenture Portfolio, Lord Abbett Series Fund - Growth and Income Portfolio, MFS® Growth Series, MFS® Global Equity Series, MFS® Investors Trust Series, MFS® Mid Cap Growth Series, MFS® New Discovery Series, MFS® Total Return
Series, MFS® Value Series, MFS® Total Return Bond Series, MFS® Research Series, MFS® High Yield Portfolio, BlackRock Managed Volatility V.I. Fund, BlackRock Global Allocation V.I. Fund, BlackRock S&P 500 Index V.I. Fund, BlackRock Large Cap Focus Growth V.I. Fund, BlackRock Equity Dividend V.I. Fund, Morgan Stanley VIF Core Plus Fixed Income Portfolio, Morgan Stanley VIF Growth Portfolio, Morgan Stanley VIF Discovery Portfolio, Invesco V.I. American Value Fund, BlackRock Capital Appreciation V.I. Fund, Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund (Merged assets from Invesco V.I. Mid Cap Growth Fund), Invesco Oppenheimer V.I. Capital Appreciation Fund, Invesco Oppenheimer V.I. Global Fund, Invesco Oppenheimer V.I. Main Street Fund®++, Invesco Oppenheimer V.I. Main Street Small Cap Fund®++, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth Opportunities Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Multi-Cap Core Fund, Putnam VT Small Cap Value Fund, Putnam VT Equity Income Fund, PIMCO VIT All Asset Portfolio, PIMCO StocksPLUS® Global Portfolio, PIMCO VIT Global Managed Asset Allocation Portfolio++, Prudential Series Jennison 20/20 Focus Portfolio, Prudential Series Value Portfolio, Invesco V.I. Growth and Income Fund, Invesco V.I. Comstock Fund, Invesco V.I. American Franchise Fund, Invesco V.I. Mid Cap Growth Fund (Merged into Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund), Wells Fargo VT Index Asset Allocation Fund, Wells Fargo VT International Equity Fund, Wells Fargo VT Small Cap Growth Fund, Wells Fargo VT Discovery Fund, Wells Fargo VT Opportunity Fund, MFS® Core Equity Portfolio, MFS® Massachusetts Investors Growth Stock Portfolio, MFS® Research International Portfolio.

++ See Note 8 for additional information related to this Sub-Account.

The Sub-Accounts are invested in mutual funds (the “Funds”) of the same name. Each Sub-Account may invest in one or more share classes of a Fund, depending upon the product(s) available in that Sub-Account. A contract owner's unitized performance correlates with the share class associated with the contract owner's product.

If a Fund is subject to a merger by the Fund Manager, the Sub-Account invested in the surviving Fund acquires, at fair value, the net assets of the Sub-Account associated with the merging Fund on the date disclosed. These transfers are reflected in net interfund transfers due to corporate actions on the statements of changes in net assets.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company’s other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2. Significant Accounting Policies:

The Account qualifies as an investment company and follows the accounting and reporting guidance as defined in Accounting Standards Codification 946, "Financial Services - Investment Companies." The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP"):

a) Security Transactions - Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the Fund. Net realized gain distributions are accrued as of the ex-dividend date. Net realized gain distributions represent those dividends from the Funds which are characterized as capital gains under tax regulations.

b) Unit Transactions - Unit transactions are executed based on the unit values calculated at the close of the business day.

c) Federal Income Taxes - The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

d) Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. Actual results could differ from those estimates. The most significant estimates contained within the financial statements are the fair value measurements.

e) Mortality Risk - The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company. These amounts are included in net annuity transactions on the accompanying statements of changes in net assets.

f) Fair Value Measurements - The Sub-Accounts' investments are carried at fair value in the Account’s financial statements. The investments in shares of the Funds are valued at the December 31, 2020 closing net asset value as determined by the appropriate Fund Manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include mutual funds.

Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

As of December 31, 2020 the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account’s policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the periods ended December 31, 2020 and 2019.

g) Accounting for Uncertain Tax Positions - The federal audits have been completed through 2013, the statute of limitations is closed through the 2016 tax year and the Sponsor Company is not currently under examination for any open years.  Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2020.
h) Novel Coronavirus - The impact of the outbreak and continuing spread of the novel coronavirus ("COVID-19") and the related disruption to the worldwide economy are affecting companies across all industries. Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the COVID-19 public health crises on the financial markets and overall economy are uncertain, as is the efficacy of government and central bank interventions. Additionally, we are unable to determine what, if any, actions our regulators may take in response to the COVID 19 public health crises and its impact on financial markets. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods.

3. Administration of the Account and Related Charges:

Each Sub-Account is charged certain fees, according to contract terms, as follows:

a) Mortality and Expense Risk Charges - The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.55% of the Sub-Account’s average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

b) Tax Expense Charges - If applicable, the Sponsor Company will make deductions up to a maximum rate of 3.50% of the contract’s average daily net assets to meet premium tax requirements. An additional tax charge based on a percentage of the Sub-Account’s average daily net assets may be assessed on partial withdrawals or surrenders. These charges are a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees on the accompanying statements of changes in net assets.

c) Administrative Charges - The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account’s average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

d) Annual Maintenance Fees - An annual maintenance fee up to a maximum of $50 may be charged. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

e) Rider Charges - The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account value) for various rider charges:

MAV/EPB Death Benefit Charge maximum of 1.50%
MAV Plus maximum of 0.30%
Principal First Charge maximum of 0.75%
Principal First Preferred Charge maximum of 0.20%
MAV 70 Death Benefit Charge maximum of 0.20%
Optional Death Benefit Charge maximum of 0.15%
Earnings Protection Benefit Charge maximum of 0.20%
Return of Premium Death Benefit maximum of 0.75%
MAV III maximum of 1.50%
MAV IV maximum of 1.50%
MAV V maximum of 1.50%
Legacy lock maximum of 1.50%
Daily lock maximum of 2.50%
Return of Premium III maximum of 0.75%
Return of Premium IV maximum of 0.75%
Return of Premium V maximum of 0.75%
Maximum daily value maximum of 1.50%
Safety Plus maximum of 2.50%
Future6 maximum of 2.50%
Future5 maximum of 2.50%
Premium Based Charges maximum of 0.71%
Lifetime Income Builder Charge maximum of 0.75%
Lifetime Income Builder II Charge maximum of 0.75%
Lifetime Income Foundation Charge maximum of 0.30%
Lifetime Income Builder Selects Charge maximum of 1.50%
Lifetime Income Builder Portfolios Charge maximum of 1.50%
Income Foundation Builder maximum of 2.50%

These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners’ accounts as specified in the product prospectus.

f) Distribution Charge - A Distribution Charge of 0.75% may be charged, by the Sponsor Company, to the contract’s value each year at the contract anniversary date. This charge is based on a percentage of remaining gross premiums with each premium payment having its own Distribution Charge schedule. The Distribution Charge is reduced to zero after the completion of eight years after each respective premium payment. These charges are deducted through a redemption of units from applicable contract owners’ accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

4. Purchases and Sales of Investments:

The cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Sub-Account	Purchases at Cost	Proceeds from Sales
American Century VP Value Fund	1,174,560	1,340,335
American Century VP Growth Fund	218,811	798,761
AB VPS Balanced Wealth Strategy Portfolio	922,980	1,634,284
AB VPS International Value Portfolio	1,838,088	2,276,520
AB VPS Small/Mid Cap Value Portfolio	1,489,115	2,199,399
AB VPS International Growth Portfolio	183,926	340,680
Invesco V.I. Value Opportunities Fund	4,003,131	5,768,594
Invesco V.I. Core Equity Fund	24,050,492	18,294,689
Invesco V.I. Government Securities Fund	47,786,416	49,630,542
Invesco V.I. High Yield Fund	39,270	18,643
Invesco V.I. International Growth Fund	9,852,439	19,834,331
Invesco V.I. Mid Cap Core Equity Fund	21,437,773	17,453,328
Invesco V.I. Small Cap Equity Fund	12,000,724	18,420,837
Invesco V.I. Balanced-Risk Allocation Fund	1,260,596	1,575,363
Invesco V.I. Diversified Dividend Fund	7,593	32,445
Invesco V.I. Government Money Market Fund	204,531,100	165,826,232
American Century VP Mid Cap Value Fund	79,948	115,950
AB VPS Growth and Income Portfolio	56,088	69,712
American Funds Insurance Series® Capital World Bond Fund+	8,427,123	14,168,075
American Funds Insurance Series® Global Growth and Income Fund	11,522,538	27,777,935
American Funds Insurance Series® Asset Allocation Fund	36,845,425	96,413,368
American Funds Insurance Series® Blue Chip Income and Growth Fund	24,301,965	58,275,603
American Funds Insurance Series® Bond Fund	124,262,975	138,645,279
American Funds Insurance Series® Global Growth Fund	16,640,724	41,397,467
American Funds Insurance Series® Growth Fund	71,287,669	319,066,056
American Funds Insurance Series® Growth-Income Fund	78,633,603	196,767,935
American Funds Insurance Series® International Fund	23,955,202	61,268,756
American Funds Insurance Series® New World Fund	6,146,133	20,320,338
American Funds Insurance Series® Global Small Capitalization Fund	16,538,181	32,298,654
Wells Fargo VT Omega Growth Fund	130,918	97,040
Fidelity® VIP Growth Portfolio	2,601,302	2,994,142
Fidelity® VIP Contrafund® Portfolio	2,775,598	13,600,804
Fidelity® VIP Mid Cap Portfolio	3,373,231	9,749,400
Fidelity® VIP Value Strategies Portfolio	358,332	427,222
Fidelity® VIP Dynamic Capital Appreciation Portfolio	177,796	646,200
Fidelity® VIP Strategic Income Portfolio	102,671	336,870
Franklin Rising Dividends VIP Fund	33,538,667	66,299,320
Franklin Income VIP Fund	73,775,256	113,900,982
Franklin Large Cap Growth VIP Fund	12,211,303	19,190,823
Franklin Global Real Estate VIP Fund	567,469	599,889
Franklin Small-Mid Cap Growth VIP Fund	28,693,953	38,379,903
Franklin Small Cap Value VIP Fund	9,644,989	12,832,512
Franklin Strategic Income VIP Fund	30,154,329	44,665,312
Franklin Mutual Shares VIP Fund	47,187,625	60,249,179
Templeton Developing Markets VIP Fund	4,706,028	9,744,279
Templeton Foreign VIP Fund	24,636,358	24,638,660
Templeton Growth VIP Fund	7,333,365	24,542,562
Franklin Mutual Global Discovery VIP Fund	14,393,719	25,355,077
Franklin Flex Cap Growth VIP Fund	11,741,832	13,850,528
Templeton Global Bond VIP Fund	7,472,974	6,914,350
Hartford Balanced HLS Fund	2,697,077	2,960,808
Hartford Total Return Bond HLS Fund+	87,698,889	86,794,390
Hartford Capital Appreciation HLS Fund	34,072,770	72,288,160
Hartford Dividend and Growth HLS Fund+	39,590,303	41,975,976
Hartford Global Growth HLS Fund+	1,551,209	4,788,358
Hartford Disciplined Equity HLS Fund+	102,204,659	25,669,184
Hartford Growth Opportunities HLS Fund+	38,269,760	121,015,071
Hartford High Yield HLS Fund+	5,830,192	26,168,010
Hartford International Opportunities HLS Fund	2,251,295	6,544,741
Hartford MidCap Growth HLS Fund+	1,745,824	6,530,546
Hartford MidCap HLS Fund+	5,460,851	518,910
Hartford Ultrashort Bond HLS Fund+	71,220,443	51,846,592
Hartford Small Company HLS Fund	2,203,166	4,277,130
Hartford SmallCap Growth HLS Fund	949,466	2,654,103
Hartford Stock HLS Fund	355,496	746,375
Hartford U.S. Government Securities HLS Fund+	10,645,920	24,981,254
Hartford Value HLS Fund+	2,408,109	10,483,841
Lord Abbett Series Fund - Fundamental Equity Portfolio	1,698,231	1,963,958
Lord Abbett Series Fund - Dividend Growth Portfolio+	1,595,308	2,827,740
Lord Abbett Series Fund - Bond Debenture Portfolio	3,402,871	5,027,131
Lord Abbett Series Fund - Growth and Income Portfolio	421,958	919,643
MFS® Growth Series	21,475,578	39,662,109
MFS® Global Equity Series	1,903,673	3,620,137
MFS® Investors Trust Series	7,997,211	18,992,153
MFS® Mid Cap Growth Series	9,258,020	13,514,349
MFS® New Discovery Series	15,263,286	27,303,401
MFS® Total Return Series	36,567,225	57,425,239
MFS® Value Series	28,861,007	37,480,477
MFS® Total Return Bond Series	82,575,287	103,016,892
MFS® Research Series	3,083,216	5,433,068
MFS® High Yield Portfolio	7,444,285	12,564,779
BlackRock Managed Volatility V.I. Fund	33,615,424	41,758,843
BlackRock Global Allocation V.I. Fund	217,819	536,216
BlackRock S&P 500 Index V.I. Fund	4,149,740	8,522,040
BlackRock Large Cap Focus Growth V.I. Fund	373,155	213,851
BlackRock Equity Dividend V.I. Fund	1,235,303	1,395,954
Morgan Stanley VIF Core Plus Fixed Income Portfolio	476,619	758,780
Morgan Stanley VIF Growth Portfolio	482,258	986,431
Morgan Stanley VIF Discovery Portfolio	5,880,405	10,493,417
Invesco V.I. American Value Fund	1,209,389	1,785,884
BlackRock Capital Appreciation V.I. Fund	813,313	2,139,401
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	8,212,407	1,833,659
Invesco Oppenheimer V.I. Capital Appreciation Fund	536,006	678,676
Invesco Oppenheimer V.I. Global Fund	1,125,109	2,550,513
Invesco Oppenheimer V.I. Main Street Fund®++	719,203	641,785
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	1,712,095	3,345,623
Putnam VT Diversified Income Fund	5,844,719	4,990,718
Putnam VT Global Asset Allocation Fund	249,428	295,137
Putnam VT Growth Opportunities Fund	938,304	2,512,046
Putnam VT International Value Fund	82,532	82,596
Putnam VT International Equity Fund	122,100	227,173
Putnam VT Multi-Cap Core Fund	17,003	65,539
Putnam VT Small Cap Value Fund	136,260	186,924
Putnam VT Equity Income Fund	442,057	583,128
PIMCO VIT All Asset Portfolio	53,181	227,320
PIMCO StocksPLUS® Global Portfolio	1,103,450	1,342,489
PIMCO VIT Global Managed Asset Allocation Portfolio++	41,875	114,985
Prudential Series Jennison 20/20 Focus Portfolio	—	147,357
Prudential Series Value Portfolio	—	8,237
Invesco V.I. Growth and Income Fund	3,699,623	3,749,578
Invesco V.I. Comstock Fund	53,908	128,364
Invesco V.I. American Franchise Fund	9,960,031	11,911,906
Invesco V.I. Mid Cap Growth Fund+	2,611,219	8,182,351
Wells Fargo VT Index Asset Allocation Fund	25,816	34,173
Wells Fargo VT International Equity Fund	52,286	47,062
Wells Fargo VT Small Cap Growth Fund	142,179	287,197
Wells Fargo VT Discovery Fund	311,356	239,324
Wells Fargo VT Opportunity Fund	8,652	39,537
MFS® Core Equity Portfolio	2,972,659	3,166,395
MFS® Massachusetts Investors Growth Stock Portfolio	5,914,181	8,474,631
MFS® Research International Portfolio	1,680,282	3,540,266

+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

5. Changes in Units Outstanding:

The changes in units outstanding for the period ended December 31, 2020 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	53,405	66,175	(12,770)
American Century VP Growth Fund	3,574	27,599	(24,025)
AB VPS Balanced Wealth Strategy Portfolio	26,942	94,634	(67,692)
AB VPS International Value Portfolio	299,760	306,525	(6,765)
AB VPS Small/Mid Cap Value Portfolio	70,581	103,269	(32,688)
AB VPS International Growth Portfolio	5,432	32,040	(26,608)
Invesco V.I. Value Opportunities Fund	1,867,210	3,207,817	(1,340,607)
Invesco V.I. Core Equity Fund	299,113	811,254	(512,141)
Invesco V.I. Government Securities Fund	31,929,514	33,724,688	(1,795,174)
Invesco V.I. High Yield Fund	3,009	1,325	1,684
Invesco V.I. International Growth Fund	1,855,886	4,548,323	(2,692,437)
Invesco V.I. Mid Cap Core Equity Fund	2,316,969	5,896,242	(3,579,273)
Invesco V.I. Small Cap Equity Fund	398,616	743,812	(345,196)
Invesco V.I. Balanced-Risk Allocation Fund	35,431	108,080	(72,649)
Invesco V.I. Diversified Dividend Fund	91	1,465	(1,374)
Invesco V.I. Government Money Market Fund	22,199,909	17,782,935	4,416,974
American Century VP Mid Cap Value Fund	3,466	5,246	(1,780)
AB VPS Growth and Income Portfolio	3,835	6,283	(2,448)
American Funds Insurance Series® Capital World Bond Fund+	561,588	1,062,593	(501,005)
American Funds Insurance Series® Global Growth and Income Fund	420,531	1,477,771	(1,057,240)
American Funds Insurance Series® Asset Allocation Fund	1,192,153	3,825,143	(2,632,990)
American Funds Insurance Series® Blue Chip Income and Growth Fund	7,266,823	23,995,910	(16,729,087)
American Funds Insurance Series® Bond Fund	7,160,357	8,664,211	(1,503,854)
American Funds Insurance Series® Global Growth Fund	394,479	1,304,474	(909,995)
American Funds Insurance Series® Growth Fund	1,377,057	10,328,985	(8,951,928)
American Funds Insurance Series® Growth-Income Fund	1,646,294	6,692,187	(5,045,893)
American Funds Insurance Series® International Fund	1,909,176	3,781,480	(1,872,304)
American Funds Insurance Series® New World Fund	226,707	724,432	(497,725)
American Funds Insurance Series® Global Small Capitalization Fund	487,025	1,327,191	(840,166)
Wells Fargo VT Omega Growth Fund	1,716	2,175	(459)
Fidelity® VIP Growth Portfolio	53,441	90,401	(36,960)
Fidelity® VIP Contrafund® Portfolio	87,188	460,391	(373,203)
Fidelity® VIP Mid Cap Portfolio	219,259	464,031	(244,772)
Fidelity® VIP Value Strategies Portfolio	15,544	20,968	(5,424)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	5,856	23,138	(17,282)
Fidelity® VIP Strategic Income Portfolio	4,405	20,451	(16,046)
Franklin Rising Dividends VIP Fund	460,584	1,881,582	(1,420,998)
Franklin Income VIP Fund	2,433,474	5,136,502	(2,703,028)
Franklin Large Cap Growth VIP Fund	231,830	622,507	(390,677)
Franklin Global Real Estate VIP Fund	6,902	23,721	(16,819)
Franklin Small-Mid Cap Growth VIP Fund	462,617	1,426,497	(963,880)
Franklin Small Cap Value VIP Fund	445,906	684,023	(238,117)
Franklin Strategic Income VIP Fund	1,171,318	2,246,086	(1,074,768)
Franklin Mutual Shares VIP Fund	1,584,508	2,797,308	(1,212,800)
Templeton Developing Markets VIP Fund	121,227	412,998	(291,771)
Templeton Foreign VIP Fund	2,002,813	1,959,627	43,186
Templeton Growth VIP Fund	289,438	1,490,327	(1,200,889)
Franklin Mutual Global Discovery VIP Fund	461,145	985,725	(524,580)
Franklin Flex Cap Growth VIP Fund	334,124	457,459	(123,335)
Templeton Global Bond VIP Fund	397,419	501,250	(103,831)
Hartford Balanced HLS Fund	89,320	140,784	(51,464)
Hartford Total Return Bond HLS Fund+	5,307,764	5,933,235	(625,471)
Hartford Capital Appreciation HLS Fund	643,649	3,079,356	(2,435,707)
Hartford Dividend and Growth HLS Fund+	1,146,061	1,686,008	(539,947)
Hartford Global Growth HLS Fund+	16,404	179,016	(162,612)
Hartford Disciplined Equity HLS Fund+	3,203,233	800,361	2,402,872
Hartford Growth Opportunities HLS Fund+	70,229	3,204,403	(3,134,174)
Hartford High Yield HLS Fund+	236,735	1,381,359	(1,144,624)
Hartford International Opportunities HLS Fund	167,645	465,639	(297,994)
Hartford MidCap Growth HLS Fund+	11,502	241,187	(229,685)
Hartford MidCap HLS Fund+	561,416	45,210	516,206
Hartford Ultrashort Bond HLS Fund+	38,631,550	38,433,773	197,777
Hartford Small Company HLS Fund	46,938	140,196	(93,258)
Hartford SmallCap Growth HLS Fund	25,724	79,165	(53,441)
Hartford Stock HLS Fund	6,276	26,327	(20,051)
Hartford U.S. Government Securities HLS Fund+	933,902	2,250,917	(1,317,015)
Hartford Value HLS Fund+	59,242	523,709	(464,467)
Lord Abbett Series Fund - Fundamental Equity Portfolio	83,336	92,579	(9,243)
Lord Abbett Series Fund - Dividend Growth Portfolio+	54,866	122,971	(68,105)
Lord Abbett Series Fund - Bond Debenture Portfolio	133,387	259,381	(125,994)
Lord Abbett Series Fund - Growth and Income Portfolio	21,677	53,217	(31,540)
MFS® Growth Series	502,619	1,393,234	(890,615)
MFS® Global Equity Series	46,518	120,561	(74,043)
MFS® Investors Trust Series	238,621	789,322	(550,701)
MFS® Mid Cap Growth Series	338,360	781,726	(443,366)
MFS® New Discovery Series	290,648	768,723	(478,075)
MFS® Total Return Series	1,108,008	2,443,840	(1,335,832)
MFS® Value Series	774,293	1,271,822	(497,529)
MFS® Total Return Bond Series	4,632,314	6,668,631	(2,036,317)
MFS® Research Series	91,104	184,211	(93,107)
MFS® High Yield Portfolio	356,705	972,312	(615,607)
BlackRock Managed Volatility V.I. Fund	2,738,652	4,019,408	(1,280,756)
BlackRock Global Allocation V.I. Fund	875	34,459	(33,584)
BlackRock S&P 500 Index V.I. Fund	212,115	685,910	(473,795)
BlackRock Large Cap Focus Growth V.I. Fund	6,812	5,711	1,101
BlackRock Equity Dividend V.I. Fund	48,339	64,764	(16,425)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	38,032	61,286	(23,254)
Morgan Stanley VIF Growth Portfolio	6,071	23,744	(17,673)
Morgan Stanley VIF Discovery Portfolio	105,206	223,488	(118,282)
Invesco V.I. American Value Fund	77,597	92,683	(15,086)
BlackRock Capital Appreciation V.I. Fund	12,870	71,871	(59,001)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+	803,163	145,157	658,006
Invesco Oppenheimer V.I. Capital Appreciation Fund	10,715	26,737	(16,022)
Invesco Oppenheimer V.I. Global Fund	38,769	109,584	(70,815)
Invesco Oppenheimer V.I. Main Street Fund®++	13,882	25,545	(11,663)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	86,411	134,676	(48,265)
Putnam VT Diversified Income Fund	270,237	328,060	(57,823)
Putnam VT Global Asset Allocation Fund	9,437	14,665	(5,228)
Putnam VT Growth Opportunities Fund	27,506	116,602	(89,096)
Putnam VT International Value Fund	8,049	8,971	(922)
Putnam VT International Equity Fund	10,662	19,165	(8,503)
Putnam VT Multi-Cap Core Fund	212	1,950	(1,738)
Putnam VT Small Cap Value Fund	9,165	9,995	(830)
Putnam VT Equity Income Fund	11,557	19,532	(7,975)
PIMCO VIT All Asset Portfolio	1,692	18,003	(16,311)
PIMCO StocksPLUS® Global Portfolio	48,535	87,335	(38,800)
PIMCO VIT Global Managed Asset Allocation Portfolio++	311	9,027	(8,716)
Prudential Series Jennison 20/20 Focus Portfolio	—	5,786	(5,786)
Prudential Series Value Portfolio	—	96	(96)
Invesco V.I. Growth and Income Fund	198,277	181,149	17,128
Invesco V.I. Comstock Fund	397	4,146	(3,749)
Invesco V.I. American Franchise Fund	252,252	427,578	(175,326)
Invesco V.I. Mid Cap Growth Fund+	31,867	422,356	(390,489)
Wells Fargo VT Index Asset Allocation Fund	218	10,906	(10,688)
Wells Fargo VT International Equity Fund	4,017	3,059	958
Wells Fargo VT Small Cap Growth Fund	10,150	64,613	(54,463)
Wells Fargo VT Discovery Fund	5,966	4,641	1,325
Wells Fargo VT Opportunity Fund	122	1,390	(1,268)
MFS® Core Equity Portfolio	122,172	180,019	(57,847)
MFS® Massachusetts Investors Growth Stock Portfolio	164,757	442,942	(278,185)
MFS® Research International Portfolio	100,594	306,355	(205,761)
+ See Note 1 for additional information related to this Sub-Account.

++ See Note 8 for additional information related to this Sub-Account.

The changes in units outstanding for the period ended December 31, 2019 were as follows:

Sub-Account	Units Issued	Units Redeemed	Net Increase/(Decrease)
American Century VP Value Fund	17,608	94,856	(77,248)
American Century VP Growth Fund	4,490	20,134	(15,644)
AB VPS Balanced Wealth Strategy Portfolio	23,866	135,697	(111,831)
AB VPS International Value Portfolio	225,609	276,221	(50,612)
AB VPS Small/Mid Cap Value Portfolio	25,527	71,749	(46,222)
AB VPS International Growth Portfolio	3,325	39,945	(36,620)
Invesco V.I. Value Opportunities Fund	1,813,604	4,339,955	(2,526,351)
Invesco V.I. Core Equity Fund	159,342	920,293	(760,951)
Invesco V.I. Government Securities Fund	14,360,908	29,565,599	(15,204,691)
Invesco V.I. High Yield Fund	—	74	(74)
Invesco V.I. International Growth Fund	855,432	5,534,648	(4,679,216)
Invesco V.I. Mid Cap Core Equity Fund	1,511,987	7,058,344	(5,546,357)
Invesco V.I. Small Cap Equity Fund	209,343	549,954	(340,611)
Invesco V.I. Balanced Risk Allocation Fund	14,092	144,102	(130,010)
Invesco V.I. Diversified Dividend Fund	17	2,137	(2,120)
Invesco V.I. Government Money Market Fund	9,920,221	12,179,619	(2,259,398)
American Century VP Mid Cap Value Fund	2,572	4,297	(1,725)
AB VPS Growth and Income Portfolio	43,785	10,455	33,330
American Funds Insurance Series® Global Bond Fund	407,154	1,175,909	(768,755)
American Funds Insurance Series® Global Growth and Income Fund	255,279	1,830,933	(1,575,654)
American Funds Insurance Series® Asset Allocation Fund	1,003,189	4,052,668	(3,049,479)
American Funds Insurance Series® Blue Chip Income and Growth Fund	4,404,146	26,502,635	(22,098,489)
American Funds Insurance Series® Bond Fund	3,782,175	6,447,485	(2,665,310)
American Funds Insurance Series® Global Growth Fund	260,331	1,525,195	(1,264,864)
American Funds Insurance Series® Growth Fund	1,135,219	10,144,697	(9,009,478)
American Funds Insurance Series® Growth-Income Fund	836,131	7,732,176	(6,896,045)
American Funds Insurance Series® International Fund	767,176	4,091,477	(3,324,301)
American Funds Insurance Series® New World Fund	194,611	893,361	(698,750)
American Funds Insurance Series® Global Small Capitalization Fund	212,345	1,235,964	(1,023,619)
Wells Fargo VT Omega Growth Fund	594	7,728	(7,134)
Fidelity® VIP Growth Portfolio	40,176	75,959	(35,783)
Fidelity® VIP ContrafundSM Portfolio	50,383	504,324	(453,941)
Fidelity® VIP Mid Cap Portfolio	164,790	353,878	(189,088)
Fidelity® VIP Value Strategies Portfolio	2,643	18,420	(15,777)
Fidelity® VIP Dynamic Capital Appreciation Portfolio	1,090	30,716	(29,626)
Fidelity® VIP Strategic Income Portfolio	8,333	50,465	(42,132)
Franklin Rising Dividends VIP Fund	315,672	2,122,863	(1,807,191)
Franklin Income VIP Fund	1,519,803	4,597,016	(3,077,213)
Franklin Large Cap Growth VIP Fund	250,189	590,791	(340,602)
Franklin Global Real Estate VIP Fund	2,654	32,727	(30,073)
Franklin Small-Mid Cap Growth VIP Fund	445,491	1,437,929	(992,438)
Franklin Small Cap Value VIP Fund	191,924	571,358	(379,434)
Franklin Strategic Income VIP Fund	804,414	2,444,793	(1,640,379)
Franklin Mutual Shares VIP Fund	362,770	3,108,065	(2,745,295)
Templeton Developing Markets VIP Fund	201,182	477,379	(276,197)
Templeton Foreign VIP Fund	1,026,416	2,005,247	(978,831)
Templeton Growth VIP Fund	353,963	1,549,054	(1,195,091)
Franklin Mutual Global Discovery VIP Fund	123,266	1,098,360	(975,094)
Franklin Flex Cap Growth VIP Fund	203,000	442,003	(239,003)
Templeton Global Bond VIP Fund	217,875	621,413	(403,538)
Hartford Balanced HLS Fund	86,135	169,397	(83,262)
Hartford Total Return Bond HLS Fund	1,838,760	5,861,032	(4,022,272)
Hartford Capital Appreciation HLS Fund	576,833	3,006,263	(2,429,430)
Hartford Dividend and Growth HLS Fund	377,506	1,807,599	(1,430,093)
Hartford Global Growth HLS Fund	8,643	71,822	(63,179)
Hartford Disciplined Equity HLS Fund	136,964	508,407	(371,443)
Hartford Growth Opportunities HLS Fund	322,816	879,518	(556,702)
Hartford High Yield HLS Fund	186,043	332,695	(146,652)
Hartford International Opportunities HLS Fund	101,684	463,472	(361,788)
Hartford MidCap Growth HLS Fund	47,154	35,159	11,995
Hartford Ultrashort Bond HLS Fund	21,537,188	36,961,486	(15,424,298)
Hartford Small Company HLS Fund	23,384	121,280	(97,896)
Hartford SmallCap Growth HLS Fund	22,584	53,183	(30,599)
Hartford Stock HLS Fund	16,346	27,640	(11,294)
Hartford U.S. Government Securities HLS Fund	249,704	444,909	(195,205)
Hartford Value HLS Fund	21,842	156,660	(134,818)
Lord Abbett Series Fund - Fundamental Equity Portfolio	22,109	104,657	(82,548)
Lord Abbett Series Fund - Calibrated Dividend Growth Fund	57,439	134,092	(76,653)
Lord Abbett Series Fund - Bond Debenture Portfolio	98,010	317,824	(219,814)
Lord Abbett Series Fund - Growth and Income Portfolio	3,147	67,218	(64,071)
MFS® Growth Series	452,305	1,491,870	(1,039,565)
MFS® Global Equity Series	41,752	131,177	(89,425)
MFS® Investors Trust Series	200,761	1,037,549	(836,788)
MFS® Mid Cap Growth Series	566,864	907,364	(340,500)
MFS® New Discovery Series	288,842	722,300	(433,458)
MFS® Total Return Series	830,241	2,947,507	(2,117,266)
MFS® Value Series	337,497	1,640,705	(1,303,208)
MFS® Total Return Bond Series	3,520,064	5,167,290	(1,647,226)
MFS® Research Series	58,995	138,744	(79,749)
MFS® High Yield Portfolio	372,432	1,110,140	(737,708)
BlackRock Managed Volatility V.I. Fund	2,677,998	3,596,240	(918,242)
BlackRock Global Allocation V.I. Fund	1,735	42,929	(41,194)
BlackRock S&P 500 Index V.I. Fund	109,096	855,683	(746,587)
BlackRock Large Cap Focus Growth V.I. Fund	853	6,467	(5,614)
BlackRock Equity Dividend V.I. Fund	10,088	77,427	(67,339)
Morgan Stanley VIF Core Plus Fixed Income Portfolio	6,874	13,067	(6,193)
Morgan Stanley VIF Growth Portfolio	2,774	20,540	(17,766)
Morgan Stanley VIF Discovery Portfolio	63,135	140,589	(77,454)
Invesco V.I. American Value Fund	43,936	60,071	(16,135)
BlackRock Capital Appreciation V.I. Fund	12,045	72,893	(60,848)
Invesco Oppenheimer V.I. Capital Appreciation Fund	1,408	10,601	(9,193)
Invesco Oppenheimer V.I. Global Fund	17,131	99,605	(82,474)
Invesco Oppenheimer V.I. Main Street Fund®++	2,534	28,728	(26,194)
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++	49,056	80,028	(30,972)
Putnam VT Diversified Income Fund	151,937	436,143	(284,206)
Putnam VT Global Asset Allocation Fund	14,520	34,872	(20,352)
Putnam VT Growth Opportunities Fund	15,209	172,201	(156,992)
Putnam VT International Value Fund	3,497	9,526	(6,029)
Putnam VT International Equity Fund	26,702	40,752	(14,050)
Putnam VT Multi-Cap Core Fund	131	981	(850)
Putnam VT Small Cap Value Fund	5,573	7,443	(1,870)
Putnam VT Equity Income Fund	3,498	16,169	(12,671)
PIMCO VIT All Asset Portfolio	713	13,549	(12,836)
PIMCO StocksPLUS® Global Portfolio	11,205	85,672	(74,467)
PIMCO VIT Global Managed Asset Allocation Portfolio++	494	2,135	(1,641)
Prudential Series Jennison 20/20 Focus Portfolio	12	19,878	(19,866)
Prudential Series Value Portfolio	—	17,227	(17,227)
Invesco V.I. Growth and Income Fund	86,474	202,272	(115,798)
Invesco V.I. Comstock Fund	1,598	8,287	(6,689)
Invesco V.I. American Franchise Fund	117,136	476,887	(359,751)
Invesco V.I. Mid Cap Growth Fund	60,369	114,628	(54,259)
Wells Fargo VT Index Asset Allocation Fund	236	6,589	(6,353)
Wells Fargo VT International Equity Fund	2,327	5,596	(3,269)
Wells Fargo VT Small Cap Growth Fund	16,204	53,258	(37,054)
Wells Fargo VT Discovery Fund	1,142	5,070	(3,928)
Wells Fargo VT Opportunity Fund	50	205	(155)
MFS® Core Equity Portfolio	69,230	173,995	(104,765)
MFS® Massachusetts Investors Growth Stock Portfolio	269,593	498,322	(228,729)
MFS® Research International Portfolio	65,555	304,525	(238,970)

++ See Note 8 for additional information related to this Sub-Account.

6. Financial Highlights:

The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios as of or for each of the periods presented for the aggregate of all share classes within each Sub- Account that had outstanding units during the period ended December 31, 2020. The ranges presented are calculated using the results of only the contracts with the highest and lowest expense ratios. A specific unit value or ratio may be outside of the range presented in this table due to the initial assigned unit values, combined with varying performance and/or length of time since inception of the presented expense ratios. Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized. In the case of fund mergers, the expense, investment income, and total return ratios are calculated using only the results of the surviving fund and exclude the results of the fund merged into the surviving fund. For the fund merged into the surviving fund the results are through the date of the fund merger. Corporate actions are identified for only the current year, prior years’ corporate actions are disclosed in the respective year’s report.

	Units #	Unit Fair Value Lowest to Highest #			Net Assets	Expense Ratio Lowest to Highest*			Investment Income Ratio Lowest to Highest**			Total Return Ratio Lowest to Highest***
American Century VP Value Fund
2020	205,195	$21.263397	to	$23.450700	$4,609,972	0.50%	to	1.50%	2.18%	to	2.19%	(0.67)%	to	0.33%
2019	217,965	$21.406970	to	$23.374017	$4,906,131	0.50%	to	1.50%	1.86%	to	1.96%	25.03%	to	26.29%
2018	295,213	$17.121085	to	$18.508409	$5,289,999	0.50%	to	1.50%	1.52%	to	1.52%	(10.63)%	to	(9.73)%
2017	320,096	$19.157140	to	$20.503245	$6,385,211	0.50%	to	1.50%	1.51%	to	1.51%	6.96%	to	8.03%
2016	377,878	$17.910544	to	$18.978389	$7,000,593	0.50%	to	1.50%	1.58%	to	1.60%	18.49%	to	19.68%
American Century VP Growth Fund
2020	43,314	$32.731181	to	$36.051511	$1,469,284	0.50%	to	1.50%	0.32%	to	0.55%	32.67%	to	34.00%
2019	67,339	$24.671989	to	$26.904514	$1,721,325	0.50%	to	1.50%	0.22%	to	0.26%	33.32%	to	34.66%
2018	82,983	$18.505544	to	$19.979572	$1,586,285	0.50%	to	1.50%	0.06%	to	0.24%	(3.05)%	to	(2.08)%
2017	96,302	$19.088573	to	$20.403866	$1,888,933	0.50%	to	1.50%	0.66%	to	0.68%	28.29%	to	29.58%
2016	133,564	$14.879553	to	$15.746759	$2,029,634	0.50%	to	1.50%	—%	to	—%	2.65%	to	3.68%
AB VPS Balanced Wealth Strategy Portfolio
2020	560,480	$21.099126	to	$25.050508	$9,813,189	0.50%	to	2.70%	2.16%	to	2.18%	6.34%	to	8.71%
2019	628,172	$19.840768	to	$23.044027	$10,239,777	0.50%	to	2.70%	2.32%	to	2.33%	15.06%	to	17.61%
2018	740,003	$17.244421	to	$19.593049	$10,501,991	0.50%	to	2.70%	1.69%	to	1.73%	(8.90)%	to	(6.88)%
2017	889,614	$18.929797	to	$21.039797	$13,609,388	0.50%	to	2.70%	1.75%	to	1.82%	12.54%	to	15.05%
2016	1,155,868	$16.819960	to	$18.288255	$15,497,279	0.50%	to	2.70%	1.74%	to	1.81%	1.66%	to	3.92%
AB VPS International Value Portfolio
2020	1,569,529	$13.184279	to	$15.173551	$12,268,539	0.50%	to	2.75%	1.19%	to	1.60%	(0.56)%	to	1.70%
2019	1,576,294	$13.258740	to	$14.919716	$12,313,762	0.50%	to	2.75%	0.63%	to	0.85%	13.62%	to	16.21%
2018	1,626,906	$11.668889	to	$12.838845	$11,094,279	0.50%	to	2.75%	1.10%	to	1.17%	(25.07)%	to	(23.36)%
2017	1,728,674	$15.572737	to	$16.752424	$15,503,500	0.50%	to	2.75%	1.95%	to	1.99%	21.70%	to	24.47%
2016	2,105,919	$12.795637	to	$13.458962	$15,267,094	0.50%	to	2.75%	1.06%	to	1.11%	(3.49)%	to	(1.29)%
AB VPS Small/Mid Cap Value Portfolio
2020	313,583	$32.172236	to	$35.636456	$7,689,089	0.50%	to	2.70%	0.73%	to	0.74%	0.31%	to	2.54%
2019	346,271	$32.073274	to	$34.753847	$8,423,325	0.50%	to	2.70%	0.31%	to	0.32%	16.71%	to	19.30%
2018	392,493	$27.480825	to	$29.689119	$8,058,446	0.30%	to	2.70%	—%	to	0.22%	(17.55)%	to	(15.55)%
2017	464,283	$33.331456	to	$35.155191	$11,506,064	0.30%	to	2.70%	—%	to	0.25%	9.84%	to	12.51%
2016	557,661	$30.344126	to	$31.245872	$12,301,333	0.30%	to	2.70%	0.02%	to	0.34%	21.47%	to	24.42%
AB VPS International Growth Portfolio
2020	99,130	$13.927695	to	$21.866344	$1,372,050	0.85%	to	2.70%	0.76%	to	1.13%	26.15%	to	28.51%
2019	125,738	$10.838230	to	$17.333346	$1,332,215	0.85%	to	2.70%	0.28%	to	0.29%	23.85%	to	26.15%
2018	162,358	$8.591215	to	$13.925454	$1,359,160	0.85%	to	2.75%	—%	to	0.37%	(19.84)%	to	(18.30)%
2017	199,219	$10.515292	to	$17.371337	$2,061,180	0.85%	to	2.75%	0.86%	to	0.94%	30.99%	to	33.49%
2016	221,876	$7.876919	to	$13.262018	$1,732,037	0.85%	to	2.75%	—%	to	—%	(9.59)%	to	(7.86)%
Invesco V.I. Value Opportunities Fund
2020	15,673,216	$2.383302	to	$26.363868	$31,507,884	0.85%	to	2.80%	0.39%	to	0.41%	2.54%	to	4.56%
2019	17,013,823	$2.279300	to	$25.710068	$33,109,911	0.85%	to	2.80%	0.23%	to	0.24%	27.01%	to	29.51%
2018	19,540,174	$1.759925	to	$20.241880	$29,626,076	0.85%	to	2.80%	0.31%	to	0.32%	(21.41)%	to	(19.86)%
2017	23,082,014	$2.196079	to	$25.756336	$44,043,927	0.85%	to	2.80%	0.39%	to	0.41%	14.20%	to	16.44%
2016	26,629,348	$1.885957	to	$22.554491	$44,106,929	0.85%	to	2.80%	0.41%	to	0.42%	15.07%	to	17.33%
Invesco V.I. Core Equity Fund
2020	3,482,739	$25.429266	to	$30.270210	$84,067,239	0.50%	to	2.80%	1.08%	to	1.33%	10.71%	to	13.01%
2019	3,994,880	$22.969659	to	$26.786554	$86,225,319	0.50%	to	2.80%	0.17%	to	0.94%	25.41%	to	28.02%
2018	4,755,831	$18.315957	to	$20.922989	$81,071,878	0.50%	to	2.80%	—%	to	0.88%	(11.90)%	to	(10.06)%
2017	5,494,225	$20.789462	to	$23.263545	$105,124,912	0.50%	to	2.80%	0.75%	to	0.99%	10.05%	to	12.31%
2016	6,343,788	$18.890714	to	$21.026178	$109,177,236	0.30%	to	2.80%	—%	to	0.75%	7.22%	to	9.69%
Invesco V.I. Government Securities Fund
2020	110,267,853	$1.661102	to	$10.239324	$156,247,571	0.85%	to	2.80%	2.48%	to	2.54%	3.34%	to	5.37%
2019	112,063,027	$1.576383	to	$9.908485	$152,304,300	0.85%	to	2.80%	2.53%	to	2.60%	3.14%	to	5.18%
2018	127,267,718	$1.498812	to	$9.606402	$165,985,376	0.85%	to	2.80%	1.92%	to	2.15%	(2.22)%	to	(0.29)%
2017	144,660,796	$1.503200	to	$9.824279	$190,728,662	0.85%	to	2.80%	1.72%	to	2.11%	(0.86)%	to	1.09%
2016	163,643,197	$1.486940	to	$9.909381	$214,989,740	0.85%	to	2.80%	2.06%	to	2.21%	(1.57)%	to	0.37%
Invesco V.I. High Yield Fund
2020	3,520	$13.387155	to	$13.853825	$48,298	1.65%	to	2.00%	—%	to	6.03%	1.27%	to	1.63%
2019	1,836	$13.218851	to	$13.631880	$24,791	1.65%	to	2.00%	5.82%	to	5.89%	11.26%	to	11.65%
2018	1,910	$11.880841	to	$12.209262	$23,116	1.65%	to	2.00%	2.11%	to	5.05%	(5.27)%	to	(4.93)%
2017	5,709	$12.541308	to	$12.842945	$73,126	1.65%	to	2.00%	4.02%	to	4.05%	4.19%	to	4.56%
2016	5,787	$12.036387	to	$12.282814	$70,923	1.65%	to	2.00%	4.13%	to	4.19%	9.01%	to	9.39%
Invesco V.I. International Growth Fund
2020	19,026,679	$22.258091	to	$24.786293	$88,569,542	0.30%	to	2.80%	1.81%	to	2.58%	10.85%	to	13.40%
2019	21,719,116	$20.079731	to	$21.857569	$90,790,929	0.30%	to	2.80%	1.24%	to	1.56%	25.03%	to	27.85%
2018	26,398,332	$16.060392	to	$17.095661	$87,725,467	0.30%	to	2.80%	1.53%	to	2.14%	(17.32)%	to	(15.46)%
2017	28,899,429	$19.425716	to	$20.221611	$113,514,536	0.30%	to	2.80%	1.13%	to	1.44%	19.61%	to	22.36%
2016	34,630,228	$16.241116	to	$16.526576	$112,985,260	0.30%	to	2.80%	0.95%	to	1.39%	(3.20)%	to	(0.99)%
Invesco V.I. Mid Cap Core Equity Fund
2020	26,015,090	$23.076506	to	$27.001393	$83,283,176	0.50%	to	2.80%	0.50%	to	0.69%	6.23%	to	8.40%
2019	29,594,363	$21.722629	to	$24.909576	$88,269,067	0.50%	to	2.80%	0.20%	to	0.41%	21.82%	to	24.41%
2018	35,140,720	$17.831447	to	$20.021477	$85,000,806	0.50%	to	2.80%	0.10%	to	0.51%	(13.80)%	to	(12.04)%
2017	39,924,474	$20.685989	to	$22.762061	$110,933,838	0.50%	to	2.80%	0.31%	to	0.49%	11.75%	to	14.08%
2016	46,659,005	$18.511422	to	$20.254163	$114,750,629	0.30%	to	2.80%	—%	to	0.08%	10.30%	to	12.82%
Invesco V.I. Small Cap Equity Fund
2020	1,857,996	$30.608904	to	$37.017915	$57,826,992	0.30%	to	2.80%	0.02%	to	0.35%	23.73%	to	26.49%
2019	2,203,192	$24.738082	to	$29.265634	$54,897,538	0.30%	to	2.80%	—%	to	—%	23.11%	to	25.94%
2018	2,543,803	$20.094666	to	$23.237086	$51,112,034	0.30%	to	2.80%	—%	to	—%	(17.43)%	to	(15.53)%
2017	2,903,756	$24.335556	to	$27.508052	$69,706,636	0.30%	to	2.80%	—%	to	—%	10.91%	to	13.39%
2016	3,431,554	$21.942004	to	$24.260672	$73,362,150	0.30%	to	2.80%	—%	to	—%	8.97%	to	11.50%
Invesco V.I. Balanced-Risk Allocation Fund
2020	429,842	$13.913283	to	$17.257367	$6,714,837	0.50%	to	2.70%	5.85%	to	7.87%	7.06%	to	9.44%
2019	502,491	$12.995732	to	$16.048355	$7,265,234	0.30%	to	2.70%	—%	to	—%	11.82%	to	14.54%
2018	632,501	$11.621739	to	$13.794728	$8,103,412	0.50%	to	2.70%	1.32%	to	1.32%	(9.20)%	to	(7.18)%
2017	766,620	$12.798882	to	$14.861220	$10,680,721	0.50%	to	2.70%	3.56%	to	3.80%	6.91%	to	9.28%
2016	915,712	$11.972025	to	$13.757138	$11,768,580	0.30%	to	2.70%	0.19%	to	0.19%	8.55%	to	11.18%
Invesco V.I. Diversified Dividend Fund
2020	5,919	$19.383503	to	$21.693797	$119,258	1.35%	to	2.50%	—%	to	0.34%	(2.60)%	to	(1.47)%
2019	7,293	$19.901129	to	$22.018320	$151,389	1.35%	to	2.50%	2.11%	to	2.72%	21.69%	to	23.10%
2018	9,413	$16.353553	to	$17.886510	$160,692	1.35%	to	2.50%	1.27%	to	1.85%	(10.09)%	to	(9.05)%
2017	14,792	$18.188913	to	$19.666272	$280,816	1.35%	to	2.50%	0.47%	to	1.37%	5.67%	to	6.89%
2016	16,894	$17.212579	to	$18.397906	$302,253	1.35%	to	2.50%	1.07%	to	1.15%	11.71%	to	13.00%
Invesco V.I. Government Money Market Fund
2020	14,493,188	$8.450353	to	$10.215856	$132,351,183	0.30%	to	2.80%	0.12%	to	0.36%	(2.48)%	to	(0.01)%
2019	10,076,214	$8.664829	to	$10.216489	$93,646,341	0.30%	to	2.80%	1.89%	to	2.01%	(0.92)%	to	1.59%
2018	12,335,612	$8.744946	to	$10.056362	$114,197,424	0.30%	to	2.80%	0.07%	to	1.52%	(1.25)%	to	1.25%
2017	12,073,673	$8.876326	to	$9.932618	$112,207,073	0.30%	to	2.75%	0.52%	to	0.59%	(2.16)%	to	0.26%
2016	14,056,046	$9.056470	to	$9.906673	$132,108,464	0.30%	to	2.80%	—%	to	0.08%	(2.67)%	to	(0.20)%
American Century VP Mid Cap Value Fund
2020	37,119	$22.648611	to	$25.008360	$888,996	0.50%	to	1.50%	1.67%	to	1.72%	(0.39)%	to	0.61%
2019	38,899	$22.738331	to	$24.857624	$929,799	0.50%	to	1.50%	1.89%	to	1.92%	27.07%	to	28.35%
2018	40,624	$17.893636	to	$19.367050	$760,665	0.50%	to	1.50%	1.25%	to	1.27%	(14.26)%	to	(13.40)%
2017	47,397	$20.869222	to	$22.362747	$1,030,394	0.50%	to	1.50%	1.31%	to	1.42%	9.81%	to	10.91%
2016	52,510	$19.005120	to	$20.402576	$1,033,246	0.30%	to	1.50%	0.68%	to	1.47%	20.89%	to	22.35%
AB VPS Growth and Income Portfolio
2020	30,882	$10.901294	to	$11.278271	$344,123	0.85%	to	2.70%	1.33%	to	1.34%	(0.26)%	to	1.61%
2019♦	33,330	$10.929310	to	$11.100020	$367,948	0.85%	to	2.70%	1.02%	to	1.21%	9.29%	to	11.00%
American Funds Insurance Series® Capital World Bond Fund+
2020	4,350,355	$11.501867	to	$11.886905	$59,149,236	0.30%	to	2.80%	0.06%	to	1.21%	6.87%	to	9.29%
2019	4,851,360	$10.473324	to	$11.123236	$61,195,128	0.50%	to	2.80%	1.33%	to	1.57%	4.79%	to	7.00%
2018	5,620,115	$9.788153	to	$10.614502	$66,971,331	0.50%	to	2.80%	1.83%	to	2.30%	(4.06)%	to	(2.10)%
2017	6,241,749	$9.998043	to	$11.063204	$76,527,683	0.50%	to	2.80%	0.36%	to	0.64%	(0.02)%	to	3.90%
2016	6,012,338	$10.647519	to	$11.578507	$72,264,696	0.65%	to	2.80%	0.53%	to	0.55%	(0.12)%	to	2.05%
American Funds Insurance Series® Global Growth and Income Fund
2020	7,671,764	$13.533845	to	$29.337784	$157,099,332	0.30%	to	2.80%	1.05%	to	1.19%	5.73%	to	8.22%
2019	8,729,004	$12.505852	to	$27.748187	$167,704,947	0.30%	to	2.80%	1.82%	to	1.87%	27.52%	to	30.34%
2018	10,304,658	$9.594819	to	$21.759494	$153,644,023	0.30%	to	2.80%	1.49%	to	2.10%	(12.13)%	to	(10.16)%
2017	12,007,007	$10.679784	to	$24.762218	$200,823,377	0.30%	to	2.80%	1.83%	to	2.07%	6.80%	to	22.59%
2016	11,176,644	$20.199758	to	$20.631414	$164,500,263	0.65%	to	2.80%	1.75%	to	1.87%	4.38%	to	6.65%
American Funds Insurance Series® Asset Allocation Fund
2020	20,523,089	$13.404283	to	$26.354191	$555,981,970	0.30%	to	2.80%	1.49%	to	1.50%	9.35%	to	11.82%
2019	23,156,079	$11.928983	to	$24.100232	$566,177,064	0.50%	to	2.80%	1.18%	to	1.84%	17.88%	to	20.32%
2018	26,205,558	$9.942529	to	$20.443889	$536,366,677	0.30%	to	2.80%	—%	to	1.62%	(7.24)%	to	(5.12)%
2017	29,622,457	$10.478833	to	$22.039431	$646,846,987	0.30%	to	2.80%	1.06%	to	1.49%	4.79%	to	13.02%
2016	30,714,165	$19.500036	to	$21.401229	$615,841,369	0.65%	to	2.80%	1.63%	to	1.63%	6.39%	to	8.70%
American Funds Insurance Series® Blue Chip Income and Growth Fund
2020	127,537,810	$12.946697	to	$29.934644	$336,670,338	0.30%	to	2.80%	1.79%	to	1.99%	5.68%	to	8.15%
2019	144,266,897	$11.971410	to	$28.325310	$355,231,097	0.30%	to	2.80%	—%	to	2.07%	18.03%	to	20.67%
2018	166,365,386	$9.920577	to	$23.998900	$343,938,518	0.30%	to	2.80%	—%	to	1.91%	(11.18)%	to	(9.19)%
2017	192,383,937	$10.915463	to	$27.019907	$444,164,415	0.50%	to	2.80%	1.53%	to	2.32%	9.15%	to	13.81%
2016	223,989,200	$23.741193	to	$26.532294	$424,290,310	0.65%	to	2.80%	1.90%	to	2.14%	15.42%	to	17.93%
American Funds Insurance Series® Bond Fund
2020	35,559,846	$11.764578	to	$13.016424	$584,861,828	0.30%	to	2.80%	1.75%	to	2.02%	6.71%	to	9.05%
2019	37,063,700	$10.788013	to	$12.198508	$565,041,589	0.30%	to	2.80%	1.75%	to	2.57%	6.34%	to	8.75%
2018	39,729,010	$9.919595	to	$11.471362	$560,828,893	0.30%	to	2.80%	1.95%	to	2.34%	(3.45)%	to	(1.18)%
2017	45,395,249	$10.029764	to	$11.881812	$655,757,093	0.50%	to	2.80%	1.43%	to	2.12%	0.30%	to	0.80%
2016	37,622,843	$11.787218	to	$12.807547	$581,920,132	0.65%	to	2.80%	1.61%	to	1.82%	0.10%	to	2.28%
American Funds Insurance Series® Global Growth Fund
2020	6,519,515	$16.780459	to	$40.402880	$240,606,671	0.50%	to	2.80%	0.15%	to	0.35%	26.86%	to	29.52%
2019	7,429,510	$13.019155	to	$31.847295	$215,164,656	0.30%	to	2.80%	0.10%	to	0.98%	31.54%	to	34.47%
2018	8,694,374	$9.681804	to	$24.210580	$189,532,658	0.30%	to	2.80%	—%	to	0.66%	(11.56)%	to	(9.51)%
2017	9,919,412	$10.690165	to	$27.374033	$241,148,675	0.50%	to	2.80%	0.48%	to	0.72%	6.90%	to	27.84%
2016	9,645,931	$21.095554	to	$21.412322	$199,082,119	0.65%	to	2.80%	0.89%	to	0.98%	(2.16)%	to	(0.03)%
American Funds Insurance Series® Growth Fund
2020	42,048,873	$20.931017	to	$57.907788	$1,708,113,864	0.30%	to	2.80%	0.20%	to	0.31%	47.89%	to	51.26%
2019	51,000,801	$13.837838	to	$39.157035	$1,371,182,846	0.30%	to	2.80%	0.57%	to	0.71%	27.16%	to	30.05%
2018	60,010,279	$10.640480	to	$30.792652	$1,251,103,962	0.30%	to	2.80%	0.15%	to	0.42%	(3.00)%	to	(0.80)%
2017	70,312,303	$10.726522	to	$31.745880	$1,490,487,512	0.30%	to	2.80%	0.35%	to	0.49%	7.27%	to	24.75%
2016	62,485,415	$25.447295	to	$26.005317	$1,217,435,416	0.65%	to	2.80%	0.73%	to	0.80%	6.47%	to	8.78%
American Funds Insurance Series® Growth-Income Fund
2020	38,775,765	$14.986062	to	$35.599175	$1,225,140,084	0.30%	to	2.80%	1.42%	to	2.11%	10.41%	to	12.91%
2019	43,821,658	$13.272731	to	$32.242598	$1,243,617,158	0.30%	to	2.80%	0.54%	to	1.58%	22.65%	to	25.48%
2018	50,717,703	$10.577822	to	$26.287348	$1,159,525,902	0.30%	to	2.80%	0.07%	to	1.32%	(4.50)%	to	(2.35)%
2017	59,038,124	$10.832443	to	$27.525937	$1,396,827,005	0.30%	to	2.80%	1.03%	to	1.44%	8.32%	to	19.00%
2016	57,283,146	$23.130093	to	$24.880536	$1,249,416,840	0.65%	to	2.80%	1.44%	to	1.56%	8.44%	to	10.80%
American Funds Insurance Series® International Fund
2020	18,518,892	$12.826795	to	$22.511944	$341,719,054	0.30%	to	2.80%	0.52%	to	0.65%	10.83%	to	13.32%
2019	20,391,196	$11.319229	to	$20.312988	$337,219,110	0.30%	to	2.80%	1.08%	to	1.26%	19.49%	to	22.30%
2018	23,715,497	$9.255268	to	$16.999775	$324,664,175	0.30%	to	2.80%	1.17%	to	1.68%	(15.53)%	to	(13.67)%
2017	26,072,803	$10.720462	to	$20.126051	$419,068,069	0.30%	to	2.80%	1.12%	to	1.31%	7.20%	to	28.50%
2016	19,010,254	$15.062261	to	$15.662360	$284,007,792	0.65%	to	2.80%	1.24%	to	1.25%	0.67%	to	2.86%
American Funds Insurance Series® New World Fund
2020	3,136,390	$14.683658	to	$24.891107	$104,708,014	0.30%	to	2.80%	—%	to	0.07%	20.17%	to	22.92%
2019	3,634,115	$11.945320	to	$20.713392	$100,053,342	0.30%	to	2.80%	—%	to	0.88%	25.58%	to	28.43%
2018	4,332,865	$9.301084	to	$16.494279	$93,536,362	0.30%	to	2.80%	0.21%	to	0.93%	(16.41)%	to	(14.51)%
2017	5,096,826	$10.879165	to	$19.733185	$130,777,921	0.30%	to	2.80%	0.77%	to	0.86%	8.79%	to	25.87%
2016	4,048,215	$14.854052	to	$15.677068	$100,940,043	0.65%	to	2.80%	0.74%	to	0.88%	2.35%	to	4.58%
American Funds Insurance Series® Global Small Capitalization Fund
2020	4,815,037	$16.364324	to	$36.771169	$148,707,367	0.30%	to	2.80%	0.09%	to	0.19%	26.14%	to	29.00%
2019	5,655,203	$12.685349	to	$29.150643	$136,661,707	0.30%	to	2.80%	—%	to	0.16%	27.89%	to	30.85%
2018	6,678,822	$9.694514	to	$22.793980	$123,863,378	0.30%	to	2.80%	—%	to	0.08%	(13.02)%	to	(11.07)%
2017	7,574,123	$10.901655	to	$26.205876	$159,244,824	0.30%	to	2.80%	0.03%	to	0.43%	9.02%	to	22.42%
2016	5,746,511	$18.971796	to	$21.406541	$123,282,848	0.65%	to	2.80%	0.23%	to	0.25%	(0.72)%	to	1.44%
Wells Fargo VT Omega Growth Fund
2020	24,778	$43.562889	to	$49.124812	$1,127,457	1.35%	to	2.50%	—%	to	—%	39.65%	to	41.27%
2019	25,237	$31.193708	to	$34.774531	$821,976	1.35%	to	2.50%	—%	to	—%	33.67%	to	35.21%
2018	32,371	$23.337095	to	$25.719009	$781,216	1.35%	to	2.50%	—%	to	—%	(2.20)%	to	(1.07)%
2017	39,818	$23.862098	to	$25.996768	$977,174	1.35%	to	2.50%	0.01%	to	0.01%	31.28%	to	32.79%
2016	36,279	$18.176955	to	$19.576908	$679,238	1.35%	to	2.50%	—%	to	—%	(1.96)%	to	(0.83)%
Fidelity® VIP Growth Portfolio
2020	271,621	$40.855311	to	$54.990687	$10,415,540	0.75%	to	2.75%	—%	to	0.04%	39.66%	to	42.48%
2019	308,581	$28.337613	to	$39.375002	$8,323,589	0.85%	to	2.75%	0.05%	to	0.06%	30.34%	to	32.84%
2018	344,364	$21.331730	to	$30.208767	$7,208,009	0.85%	to	2.75%	0.03%	to	0.04%	(3.13)%	to	(1.27)%
2017	332,885	$21.607217	to	$31.186229	$7,127,386	0.85%	to	2.75%	0.01%	to	0.09%	31.16%	to	33.68%
2016	304,106	$16.163987	to	$23.776883	$4,807,498	0.85%	to	2.75%	—%	to	—%	(2.18)%	to	(0.30)%
Fidelity® VIP Contrafund® Portfolio
2020	1,635,634	$40.301088	to	$48.819647	$53,215,335	0.30%	to	2.75%	—%	to	0.08%	26.70%	to	29.84%
2019	2,008,837	$31.807540	to	$37.598764	$51,135,456	0.30%	to	2.75%	—%	to	0.22%	27.71%	to	30.88%
2018	2,462,778	$24.905161	to	$28.727338	$48,940,346	0.30%	to	2.75%	0.14%	to	0.43%	(9.17)%	to	(6.92)%
2017	2,833,361	$27.420725	to	$30.862825	$61,032,652	0.30%	to	2.75%	0.49%	to	0.78%	18.29%	to	21.22%
2016	3,446,886	$23.180801	to	$25.459673	$61,582,760	0.30%	to	2.75%	—%	to	0.63%	4.81%	to	7.41%
Fidelity® VIP Mid Cap Portfolio
2020	1,412,659	$32.749253	to	$36.668590	$34,907,728	0.30%	to	2.75%	0.38%	to	0.40%	14.67%	to	17.51%
2019	1,657,431	$28.559485	to	$31.203547	$35,292,931	0.30%	to	2.75%	0.69%	to	0.70%	19.83%	to	22.80%
2018	1,846,519	$23.833056	to	$25.409405	$32,491,587	0.30%	to	2.75%	0.38%	to	0.52%	(17.09)%	to	(15.03)%
2017	2,170,961	$28.744400	to	$29.903032	$45,581,416	0.30%	to	2.75%	0.37%	to	0.48%	17.27%	to	20.18%
2016	2,617,830	$24.511615	to	$24.882901	$46,084,251	0.30%	to	2.75%	0.32%	to	0.33%	8.89%	to	11.59%
Fidelity® VIP Value Strategies Portfolio
2020	58,531	$23.221930	to	$38.580890	$1,377,854	0.85%	to	2.40%	0.98%	to	1.10%	5.46%	to	7.11%
2019	63,955	$21.681228	to	$36.584116	$1,393,186	0.85%	to	2.40%	1.37%	to	1.43%	30.92%	to	32.96%
2018	79,732	$16.306147	to	$27.110179	$1,295,422	0.85%	to	2.70%	0.28%	to	0.71%	(19.70)%	to	(18.20)%
2017	100,333	$19.933332	to	$33.760175	$2,017,527	0.85%	to	2.70%	0.62%	to	1.27%	15.91%	to	18.08%
2016	133,462	$16.881624	to	$29.125133	$2,288,094	0.85%	to	2.70%	0.91%	to	0.97%	6.36%	to	8.35%
Fidelity® VIP Dynamic Capital Appreciation Portfolio
2020	60,999	$35.547216	to	$46.743316	$2,064,700	0.85%	to	2.70%	0.04%	to	0.05%	29.79%	to	32.21%
2019	78,281	$26.886246	to	$36.014225	$2,049,350	0.85%	to	2.70%	0.16%	to	0.38%	26.36%	to	28.72%
2018	107,907	$20.886845	to	$28.500314	$2,186,819	0.85%	to	2.70%	0.33%	to	0.33%	(7.70)%	to	(5.97)%
2017	115,614	$22.432813	to	$30.876583	$2,518,380	0.75%	to	2.70%	0.29%	to	0.77%	20.21%	to	22.58%
2016	148,903	$18.300731	to	$25.684843	$2,632,250	0.75%	to	2.70%	0.73%	to	0.74%	(0.08)%	to	1.89%
Fidelity® VIP Strategic Income Portfolio
2020	48,941	$13.444665	to	$18.182550	$833,489	0.50%	to	1.50%	2.82%	to	3.17%	5.56%	to	6.63%
2019	64,987	$12.735981	to	$17.414673	$1,055,729	0.30%	to	1.50%	(0.01)%	to	0.71%	9.01%	to	10.32%
2018	107,119	$11.683507	to	$15.785044	$1,477,624	0.30%	to	1.50%	2.53%	to	3.32%	(4.27)%	to	(3.11)%
2017	122,694	$12.204593	to	$16.292343	$1,766,495	0.30%	to	1.50%	2.99%	to	3.00%	5.94%	to	7.22%
2016	107,284	$11.519829	to	$14.968580	$1,422,291	0.50%	to	1.50%	3.38%	to	8.18%	6.41%	to	7.48%
Franklin Rising Dividends VIP Fund
2020	8,729,463	$33.756131	to	$43.727995	$335,263,191	0.30%	to	2.80%	—%	to	1.33%	12.77%	to	15.50%
2019	10,150,461	$29.934183	to	$37.859431	$341,912,010	0.30%	to	2.80%	1.14%	to	1.25%	25.66%	to	28.77%
2018	11,957,652	$23.820835	to	$29.400711	$317,633,896	0.30%	to	2.80%	—%	to	1.23%	(7.70)%	to	(5.45)%
2017	14,009,676	$25.807302	to	$31.095051	$399,111,952	0.30%	to	2.80%	1.33%	to	1.61%	17.23%	to	20.04%
2016	16,623,896	$22.014024	to	$25.903195	$399,706,589	0.30%	to	2.80%	0.85%	to	1.01%	12.84%	to	15.59%
Franklin Income VIP Fund
2020	18,456,475	$20.857865	to	$22.578017	$416,687,217	0.50%	to	2.80%	5.51%	to	5.84%	(2.09)%	to	0.08%
2019	21,159,503	$21.302460	to	$22.560764	$483,728,461	0.50%	to	2.80%	5.42%	to	6.06%	12.85%	to	15.47%
2018	24,236,716	$18.876011	to	$19.913326	$485,208,905	0.30%	to	2.80%	—%	to	5.00%	(6.95)%	to	(4.70)%
2017	28,538,059	$20.285231	to	$20.895917	$606,827,557	0.30%	to	2.80%	4.21%	to	8.01%	6.65%	to	9.22%
2016	33,949,625	$19.021188	to	$19.131689	$669,321,675	0.30%	to	2.80%	4.34%	to	10.13%	10.88%	to	13.53%
Franklin Large Cap Growth VIP Fund
2020	1,718,447	$42.838646	to	$44.420936	$63,707,734	0.85%	to	2.80%	—%	to	—%	40.64%	to	43.41%
2019	2,109,124	$30.459066	to	$30.974741	$55,208,343	0.85%	to	2.80%	—%	to	—%	30.86%	to	33.44%
2018	2,449,726	$23.212650	to	$23.275572	$48,563,075	0.85%	to	2.80%	—%	to	—%	(4.19)%	to	(2.30)%
2017	2,939,730	$23.759455	to	$24.293354	$60,185,340	0.85%	to	2.80%	0.46%	to	0.61%	24.57%	to	27.02%
2016	3,376,113	$18.704876	to	$19.501475	$55,050,262	0.85%	to	2.80%	—%	to	—%	(4.50)%	to	(2.62)%
Franklin Global Real Estate VIP Fund
2020	125,482	$19.186362	to	$33.062977	$3,130,683	0.95%	to	2.55%	3.24%	to	3.45%	(7.77)%	to	(6.28)%
2019	142,301	$20.391204	to	$35.279198	$3,807,359	0.95%	to	2.65%	—%	to	2.63%	19.17%	to	21.22%
2018	172,374	$16.853118	to	$29.104006	$3,796,411	0.95%	to	2.80%	—%	to	2.64%	(9.35)%	to	(7.66)%
2017	208,226	$18.591557	to	$31.517252	$4,998,111	0.95%	to	2.80%	3.01%	to	3.18%	7.42%	to	9.43%
2016	240,880	$17.306622	to	$28.801366	$5,290,790	0.95%	to	2.80%	—%	to	1.17%	(2.23)%	to	(0.41)%
Franklin Small-Mid Cap Growth VIP Fund
2020	4,529,499	$48.950188	to	$56.876734	$152,574,617	0.30%	to	2.80%	—%	to	—%	50.81%	to	54.54%
2019	5,493,379	$32.457390	to	$36.803193	$121,802,759	0.30%	to	2.80%	—%	to	—%	27.81%	to	30.87%
2018	6,485,817	$25.395749	to	$28.121593	$111,371,499	0.30%	to	2.80%	—%	to	—%	(7.99)%	to	(5.74)%
2017	7,468,122	$27.599807	to	$29.834508	$137,382,495	0.30%	to	2.80%	—%	to	—%	18.05%	to	20.94%
2016	8,821,024	$23.380067	to	$24.668667	$136,352,797	0.30%	to	2.80%	—%	to	—%	1.29%	to	3.72%
Franklin Small Cap Value VIP Fund
2020	2,030,425	$30.516310	to	$36.624803	$42,493,966	0.30%	to	2.75%	1.05%	to	1.25%	2.34%	to	4.82%
2019	2,268,542	$29.819901	to	$34.942097	$45,900,609	0.30%	to	2.75%	0.76%	to	1.01%	22.92%	to	25.85%
2018	2,647,976	$24.259372	to	$27.764714	$43,119,544	0.30%	to	2.75%	0.05%	to	0.87%	(15.24)%	to	(13.27)%
2017	3,080,722	$28.621801	to	$32.012289	$58,630,176	0.30%	to	2.75%	0.04%	to	0.67%	7.65%	to	10.23%
2016	3,800,291	$26.587670	to	$29.040831	$66,275,531	0.30%	to	2.75%	0.46%	to	0.66%	26.66%	to	29.73%
Franklin Strategic Income VIP Fund
2020	9,831,510	$15.578112	to	$17.081450	$195,538,996	0.30%	to	2.80%	4.47%	to	5.04%	0.89%	to	3.04%
2019	10,906,278	$15.440780	to	$16.578242	$213,860,882	0.30%	to	2.80%	5.04%	to	5.51%	5.41%	to	7.61%
2018	12,546,657	$14.647895	to	$15.405700	$230,150,851	0.30%	to	2.80%	2.18%	to	3.07%	(4.62)%	to	(2.53)%
2017	14,549,002	$15.357547	to	$15.805359	$277,263,838	0.30%	to	2.80%	2.69%	to	3.09%	1.85%	to	4.15%
2016	16,575,714	$15.079310	to	$15.175713	$307,649,697	0.30%	to	2.80%	3.21%	to	3.21%	5.26%	to	7.54%
Franklin Mutual Shares VIP Fund
2020	15,239,936	$20.320731	to	$25.104208	$339,985,377	0.30%	to	2.80%	2.82%	to	2.86%	(7.67)%	to	(5.45)%
2019	16,452,736	$22.008085	to	$26.552413	$394,139,465	0.30%	to	2.80%	1.76%	to	1.85%	19.19%	to	22.07%
2018	19,198,031	$18.464947	to	$21.751800	$381,757,499	0.30%	to	2.80%	2.24%	to	2.32%	(11.58)%	to	(9.43)%
2017	22,437,624	$20.882885	to	$24.016641	$498,668,499	0.30%	to	2.80%	1.60%	to	2.17%	5.36%	to	7.93%
2016	26,236,946	$19.821188	to	$22.252692	$546,352,159	0.30%	to	2.80%	2.10%	to	3.48%	12.85%	to	15.59%
Templeton Developing Markets VIP Fund
2020	1,416,425	$13.390894	to	$22.269389	$38,175,667	0.75%	to	2.80%	4.06%	to	4.38%	14.15%	to	16.17%
2019	1,708,196	$11.526961	to	$19.509720	$40,186,810	0.75%	to	2.80%	0.85%	to	1.21%	23.41%	to	25.54%
2018	1,984,393	$9.181585	to	$15.808248	$37,227,696	0.75%	to	2.80%	0.77%	to	1.10%	(17.78)%	to	(16.44)%
2017	2,409,893	$10.988310	to	$19.226779	$54,805,799	0.75%	to	2.80%	0.82%	to	0.83%	36.77%	to	39.26%
2016	2,745,982	$7.890648	to	$14.057444	$44,835,464	0.75%	to	2.80%	0.64%	to	1.08%	14.54%	to	16.44%
Templeton Foreign VIP Fund
2020	11,005,281	$14.425058	to	$16.500981	$144,275,159	0.30%	to	2.80%	2.51%	to	3.15%	(3.89)%	to	(1.63)%
2019	10,962,095	$15.008576	to	$16.775065	$147,918,407	0.30%	to	2.80%	1.34%	to	1.72%	9.42%	to	12.16%
2018	11,940,926	$13.716230	to	$14.956769	$145,794,147	0.30%	to	2.80%	1.80%	to	2.66%	(17.78)%	to	(15.79)%
2017	12,756,762	$16.682072	to	$17.761339	$187,462,676	0.30%	to	2.80%	1.03%	to	2.82%	13.47%	to	16.27%
2016	14,926,905	$14.701483	to	$15.275854	$190,816,473	0.30%	to	2.80%	1.63%	to	1.95%	4.22%	to	6.77%
Templeton Growth VIP Fund
2020	6,742,880	$19.281926	to	$22.474536	$119,117,131	0.50%	to	2.80%	2.79%	to	3.10%	2.88%	to	5.13%
2019	7,943,769	$18.742523	to	$21.378475	$134,621,942	0.50%	to	2.80%	2.71%	to	2.77%	11.98%	to	14.39%
2018	9,138,860	$16.738119	to	$18.688430	$137,083,857	0.50%	to	2.80%	1.98%	to	1.99%	(17.20)%	to	(15.31)%
2017	10,606,309	$20.215726	to	$22.065681	$189,772,954	0.50%	to	2.80%	1.45%	to	1.61%	15.23%	to	17.79%
2016	12,771,580	$17.543805	to	$18.733633	$195,538,651	0.50%	to	2.80%	1.54%	to	1.91%	6.59%	to	8.92%
Franklin Mutual Global Discovery VIP Fund
2020	4,945,128	$18.392654	to	$22.340643	$137,702,973	0.30%	to	2.80%	1.37%	to	2.14%	(7.10)%	to	(4.83)%
2019	5,469,708	$19.798818	to	$22.985609	$162,335,851	0.50%	to	2.80%	1.35%	to	1.62%	20.93%	to	23.66%
2018	6,444,802	$16.371480	to	$18.944755	$156,498,730	0.30%	to	2.80%	—%	to	2.66%	(13.67)%	to	(11.57)%
2017	7,598,510	$18.963990	to	$21.424104	$210,755,251	0.30%	to	2.80%	—%	to	2.03%	5.60%	to	8.18%
2016	8,749,935	$17.958351	to	$19.804647	$227,709,995	0.30%	to	2.80%	0.02%	to	1.63%	9.08%	to	11.68%
Franklin Flex Cap Growth VIP Fund
2020	930,870	$42.391561	to	$52.261385	$33,881,906	0.30%	to	2.80%	—%	to	—%	40.89%	to	44.28%
2019	1,054,205	$30.256268	to	$36.223168	$27,111,373	0.30%	to	2.75%	—%	to	—%	27.61%	to	30.63%
2018	1,293,208	$23.710450	to	$27.728948	$25,851,878	0.30%	to	2.75%	—%	to	—%	0.34%	to	2.79%
2017	1,155,409	$23.630633	to	$26.977144	$22,759,157	0.30%	to	2.75%	—%	to	—%	23.50%	to	26.41%
2016	1,418,488	$19.134239	to	$21.023945	$22,402,487	0.50%	to	2.75%	—%	to	—%	(5.52)%	to	(3.47)%
Templeton Global Bond VIP Fund
2020	2,305,775	$11.992471	to	$14.090979	$29,449,163	0.30%	to	2.75%	7.37%	to	7.94%	(7.92)%	to	(5.63)%
2019	2,409,606	$13.023897	to	$14.932338	$32,981,409	0.30%	to	2.75%	3.87%	to	6.83%	(0.91)%	to	1.55%
2018	2,813,144	$13.143033	to	$14.704197	$38,345,933	0.30%	to	2.75%	—%	to	—%	(0.87)%	to	1.59%
2017	3,470,775	$13.258132	to	$14.473838	$47,195,841	0.30%	to	2.75%	—%	to	—%	(1.00)%	to	1.46%
2016	3,978,351	$13.391947	to	$14.266090	$53,896,474	0.30%	to	2.75%	—%	to	—%	0.08%	to	2.56%

Hartford Balanced HLS Fund
2020	709,408	$23.446984	to	$26.332005	$15,342,572	0.75%	to	2.75%	1.74%	to	1.75%	8.59%	to	10.78%
2019	760,872	$21.164966	to	$24.249355	$15,115,177	0.75%	to	2.75%	—%	to	1.97%	19.47%	to	21.88%
2018	844,134	$17.365466	to	$20.297980	$13,888,152	0.75%	to	2.75%	1.27%	to	2.02%	(7.81)%	to	(5.95)%
2017	1,009,281	$18.463892	to	$22.018140	$17,409,773	0.75%	to	2.75%	2.08%	to	2.41%	12.46%	to	14.73%
2016	986,472	$16.093710	to	$19.579225	$14,912,187	0.75%	to	2.75%	2.74%	to	2.83%	3.16%	to	5.24%
Hartford Total Return Bond HLS Fund+
2020	23,292,596	$14.318003	to	$17.531791	$346,178,605	0.30%	to	2.75%	3.11%	to	3.62%	6.07%	to	8.70%
2019	23,918,067	$13.498558	to	$16.128537	$331,007,722	0.30%	to	2.75%	3.81%	to	3.96%	7.65%	to	10.32%
2018	27,940,339	$12.539261	to	$14.619820	$354,652,251	0.30%	to	2.75%	3.96%	to	3.96%	(3.50)%	to	(1.10)%
2017	32,000,872	$12.993794	to	$14.783073	$415,178,451	0.30%	to	2.75%	2.48%	to	3.07%	2.31%	to	4.84%
2016	34,316,558	$12.700874	to	$14.100157	$428,905,117	0.30%	to	2.75%	2.54%	to	2.60%	1.66%	to	4.18%
Hartford Capital Appreciation HLS Fund
2020	11,076,126	$38.632384	to	$43.063520	$295,109,924	0.30%	to	2.75%	0.97%	to	1.07%	18.61%	to	21.55%
2019	13,511,833	$32.571271	to	$35.428709	$299,528,244	0.30%	to	2.75%	1.16%	to	1.22%	27.72%	to	30.89%
2018	15,941,263	$25.501961	to	$27.068075	$273,100,447	0.30%	to	2.75%	0.92%	to	0.92%	(9.48)%	to	(7.24)%
2017	19,295,231	$28.173404	to	$29.179248	$360,299,836	0.30%	to	2.75%	0.73%	to	1.18%	18.83%	to	21.77%
2016	23,607,077	$23.709489	to	$23.962093	$365,083,148	0.30%	to	2.75%	1.14%	to	1.17%	2.66%	to	5.21%
Hartford Dividend and Growth HLS Fund+
2020	8,886,092	$31.728677	to	$40.160573	$236,980,571	0.30%	to	2.75%	1.96%	to	1.98%	4.85%	to	7.45%
2019	9,426,039	$30.262417	to	$37.377415	$236,220,737	0.30%	to	2.75%	1.62%	to	1.94%	25.12%	to	28.22%
2018	10,856,132	$24.187336	to	$29.151244	$214,615,173	0.30%	to	2.75%	1.89%	to	2.07%	(7.89)%	to	(5.60)%
2017	13,309,362	$26.258956	to	$30.881557	$282,222,360	0.30%	to	2.75%	0.92%	to	2.20%	15.15%	to	18.00%
2016	16,093,679	$22.804408	to	$26.170193	$291,705,438	0.30%	to	2.75%	1.57%	to	2.05%	11.77%	to	14.54%
Hartford Global Growth HLS Fund+
2020	—	$43.746771	to	$50.936214	$—	0.30%	to	2.75%	0.08%	to	0.65%	25.72%	to	28.51%
2019	162,612	$34.796625	to	$39.635982	$3,945,859	0.30%	to	2.75%	0.38%	to	0.40%	29.02%	to	32.22%
2018	225,791	$26.970227	to	$29.977841	$4,051,030	0.30%	to	2.75%	0.50%	to	0.51%	(6.42)%	to	(4.09)%
2017	266,440	$28.819467	to	$31.257445	$5,185,145	0.30%	to	2.75%	—%	to	0.50%	29.13%	to	32.33%

2016	262,329	$11.870966	to	$22.318351	$3,856,725	0.30%	to	2.75%	—%	to	0.68%	(0.81)%	to	1.41%
Hartford Disciplined Equity HLS Fund+
2020	4,434,271	$43.082464	to	$52.999310	$152,409,114	0.30%	to	2.75%	0.46%	to	0.61%	14.84%	to	17.69%
2019	2,031,399	$37.515305	to	$45.033974	$59,400,217	0.30%	to	2.75%	0.87%	to	0.90%	30.48%	to	33.72%
2018	2,402,842	$28.750748	to	$33.677853	$53,248,095	0.30%	to	2.75%	0.69%	to	0.73%	(4.65)%	to	(2.29)%
2017	3,055,760	$30.153710	to	$34.465864	$70,287,111	0.30%	to	2.75%	0.87%	to	0.92%	18.61%	to	21.55%
2016	3,658,924	$25.422223	to	$28.354952	$69,893,555	0.30%	to	2.75%	0.92%	to	0.98%	2.89%	to	5.44%
Hartford Growth Opportunities HLS Fund+
2020	—	$59.719372	to	$73.002269	$—	0.30%	to	2.75%	—%	to	—%	47.43%	to	50.70%
2019	3,134,174	$40.506435	to	$48.442297	$89,187,812	0.30%	to	2.75%	—%	to	—%	27.14%	to	30.29%
2018	3,690,876	$31.859571	to	$37.179413	$81,761,652	0.30%	to	2.75%	—%	to	—%	(2.20)%	to	0.23%
2017	4,719,521	$32.576607	to	$37.095472	$105,474,239	0.30%	to	2.75%	—%	to	—%	26.91%	to	30.06%
2016	6,005,130	$25.668615	to	$28.522519	$103,653,883	0.30%	to	2.75%	0.43%	to	0.44%	(3.19)%	to	(0.79)%
Hartford High Yield HLS Fund+
2020	—	$22.861862	to	$24.261240	$—	0.30%	to	2.75%	9.32%	to	10.68%	(0.15)%	to	2.06%
2019	1,144,624	$22.897263	to	$23.770910	$22,147,533	0.30%	to	2.75%	4.43%	to	6.31%	11.94%	to	14.71%
2018	1,291,276	$20.455033	to	$20.721722	$22,161,978	0.30%	to	2.75%	5.27%	to	6.80%	(6.06)%	to	(3.73)%
2017	1,518,613	$21.525513	to	$21.775628	$27,273,539	0.30%	to	2.75%	5.18%	to	6.35%	4.69%	to	7.28%
2016	1,784,247	$20.064318	to	$20.800753	$30,002,601	0.30%	to	2.75%	6.07%	to	6.18%	11.15%	to	13.91%
Hartford International Opportunities HLS Fund
2020	1,595,382	$22.686433	to	$25.826368	$25,943,090	0.50%	to	2.75%	1.54%	to	1.92%	17.18%	to	19.85%
2019	1,893,376	$19.359982	to	$21.549247	$25,954,962	0.50%	to	2.75%	1.83%	to	1.86%	23.00%	to	25.80%
2018	2,255,164	$15.740108	to	$17.459030	$24,805,799	0.30%	to	2.75%	—%	to	1.97%	(20.95)%	to	(18.99)%
2017	2,335,203	$19.912101	to	$21.551337	$32,179,511	0.30%	to	2.75%	1.38%	to	1.45%	21.86%	to	24.88%
2016	2,809,239	$16.340564	to	$17.258079	$31,168,276	0.30%	to	2.75%	—%	to	1.69%	(1.49)%	to	0.95%
Hartford MidCap Growth HLS Fund+
2020	—	$32.768420	to	$46.094014	$—	0.75%	to	2.75%	—%	to	—%	22.91%	to	25.13%
2019	229,685	$26.187676	to	$37.502931	$5,913,258	0.75%	to	2.75%	0.52%	to	0.53%	36.00%	to	38.74%
2018	217,690	$18.875074	to	$27.576520	$4,066,365	0.75%	to	2.75%	0.67%	to	0.81%	(12.49)%	to	(10.72)%
2017	254,084	$21.142541	to	$31.513895	$5,336,612	0.75%	to	2.75%	—%	to	—%	11.32%	to	13.57%
2016	285,147	$18.452482	to	$28.423377	$5,289,564	0.85%	to	2.70%	0.88%	to	1.48%	13.38%	to	15.50%
Hartford MidCap HLS Fund+
2020♦	516,206	$11.922760	to	$12.014847	$6,182,088	0.75%	to	2.75%	0.05%	to	0.05%	19.23%	to	20.15%
Hartford Ultrashort Bond HLS Fund+

2020	98,403,523	$7.725870	to	$10.326324	$133,152,337	0.30%	to	2.80%	2.00%	to	2.75%	(1.36)%	to	0.97%
2019	98,205,746	$7.832605	to	$10.227567	$115,074,616	0.30%	to	2.80%	1.67%	to	1.85%	(0.03)%	to	2.24%
2018	113,630,044	$7.834631	to	$10.003964	$134,005,501	0.30%	to	2.80%	0.92%	to	1.14%	(1.24)%	to	0.97%
2017	117,103,265	$7.932890	to	$9.907999	$135,483,984	0.30%	to	2.80%	0.50%	to	0.68%	(1.78)%	to	0.50%
2016	137,441,753	$8.076279	to	$9.858641	$164,861,963	0.30%	to	2.80%	0.17%	to	0.47%	(1.82)%	to	0.34%
Hartford Small Company HLS Fund
2020	212,058	$50.618292	to	$61.469444	$8,299,316	0.30%	to	2.70%	—%	to	—%	51.38%	to	55.05%
2019	305,316	$33.437917	to	$39.644606	$7,933,115	0.30%	to	2.70%	—%	to	—%	33.35%	to	36.59%
2018	403,212	$24.949259	to	$29.025186	$7,829,177	0.30%	to	2.75%	—%	to	—%	(6.83)%	to	(4.52)%
2017	459,894	$26.778910	to	$30.398870	$9,371,476	0.30%	to	2.75%	—%	to	—%	22.94%	to	25.98%
2016	574,346	$21.782727	to	$24.129307	$9,304,990	0.30%	to	2.75%	—%	to	—%	(0.72)%	to	1.74%
Hartford SmallCap Growth HLS Fund
2020	170,120	$45.333541	to	$55.691814	$7,246,406	0.85%	to	2.70%	—%	to	—%	29.65%	to	32.07%
2019	223,561	$34.325486	to	$42.955144	$7,206,461	0.85%	to	2.70%	—%	to	—%	32.20%	to	34.67%
2018	254,160	$25.489508	to	$32.493141	$6,128,516	0.85%	to	2.70%	—%	to	—%	(14.05)%	to	(12.45)%
2017	270,646	$29.113197	to	$37.806308	$7,539,079	0.85%	to	2.70%	0.04%	to	0.04%	16.88%	to	19.06%
2016	262,837	$24.452916	to	$32.347106	$6,187,974	0.85%	to	2.70%	0.15%	to	0.16%	9.38%	to	11.42%
Hartford Stock HLS Fund
2020	93,608	$30.213209	to	$39.025590	$2,658,770	0.75%	to	2.75%	1.73%	to	1.76%	9.04%	to	11.24%
2019	113,659	$27.160468	to	$35.791325	$2,970,045	0.75%	to	2.75%	1.62%	to	1.70%	27.66%	to	30.24%
2018	124,953	$20.854119	to	$28.035981	$2,514,293	0.75%	to	2.75%	1.57%	to	1.60%	(2.85)%	to	(0.89)%
2017	142,368	$21.041260	to	$28.859313	$2,911,375	0.75%	to	2.75%	1.81%	to	1.86%	16.60%	to	18.95%
2016	160,751	$17.688900	to	$24.751131	$2,749,650	0.75%	to	2.75%	1.82%	to	1.90%	4.50%	to	6.61%
Hartford U.S. Government Securities HLS Fund+
2020	—	$9.991558	to	$13.275133	$—	0.30%	to	2.75%	—%	to	3.29%	3.15%	to	5.42%
2019	1,317,015	$9.686500	to	$12.592108	$14,069,392	0.30%	to	2.75%	1.66%	to	2.54%	2.36%	to	4.90%
2018	1,512,220	$9.462938	to	$11.777786	$15,525,640	0.50%	to	2.75%	2.24%	to	2.40%	(1.89)%	to	0.34%
2017	2,015,426	$9.645033	to	$11.938637	$20,782,466	0.30%	to	2.75%	—%	to	1.26%	(1.43)%	to	1.01%
2016	2,282,900	$9.784952	to	$11.818688	$23,603,588	0.30%	to	2.75%	1.52%	to	2.28%	(1.21)%	to	1.24%
Hartford Value HLS Fund+
2020	—	$25.528346	to	$31.420519	$—	0.50%	to	2.70%	1.13%	to	1.75%	(4.94)%	to	(3.04)%
2019	464,467	$26.854087	to	$32.406476	$10,499,079	0.50%	to	2.70%	1.95%	to	2.03%	24.31%	to	27.07%
2018	599,285	$21.602618	to	$25.502106	$10,715,374	0.50%	to	2.70%	1.36%	to	1.55%	(12.58)%	to	(10.63)%
2017	706,916	$24.710029	to	$28.535135	$14,268,660	0.50%	to	2.70%	1.14%	to	1.83%	12.37%	to	14.86%

2016	858,340	$21.990602	to	$24.842421	$15,091,684	0.50%	to	2.70%	1.71%	to	1.72%	10.67%	to	13.13%
Lord Abbett Series Fund - Fundamental Equity Portfolio
2020	339,677	$21.325736	to	$27.513897	$8,007,610	0.30%	to	1.50%	1.28%	to	1.30%	0.26%	to	1.47%
2019	348,920	$21.270769	to	$27.115679	$8,131,876	0.30%	to	1.50%	1.27%	to	1.29%	19.71%	to	21.15%
2018	431,468	$17.768894	to	$22.381671	$8,360,895	0.30%	to	1.50%	1.48%	to	1.52%	(9.52)%	to	(8.43)%
2017	489,396	$19.639304	to	$24.442408	$10,425,364	0.30%	to	1.50%	1.01%	to	1.08%	10.90%	to	12.24%
2016	590,335	$17.709076	to	$21.777355	$11,260,482	0.30%	to	1.50%	1.13%	to	1.16%	14.02%	to	15.40%
Lord Abbett Series Fund - Dividend Growth Portfolio+
2020	435,309	$30.351644	to	$32.010824	$12,212,643	0.85%	to	2.70%	0.99%	to	1.00%	12.34%	to	14.44%
2019	503,414	$26.522169	to	$28.494124	$12,422,002	0.85%	to	2.70%	1.21%	to	1.65%	23.08%	to	25.38%
2018	580,067	$21.153997	to	$23.150651	$11,512,131	0.85%	to	2.70%	1.56%	to	1.78%	(7.21)%	to	(5.48)%
2017	744,634	$22.380222	to	$24.950037	$15,778,135	0.85%	to	2.70%	1.39%	to	1.65%	15.95%	to	18.12%
2016	829,625	$18.947640	to	$21.517417	$15,026,874	0.85%	to	2.70%	1.51%	to	1.73%	12.04%	to	14.13%
Lord Abbett Series Fund - Bond Debenture Portfolio
2020	1,277,240	$21.258370	to	$22.069358	$25,427,299	0.30%	to	2.75%	—%	to	3.91%	4.39%	to	6.98%
2019	1,403,234	$20.363491	to	$20.628919	$26,401,905	0.30%	to	2.75%	3.90%	to	4.60%	10.28%	to	13.01%
2018	1,623,048	$18.253325	to	$18.465138	$27,322,304	0.30%	to	2.75%	2.06%	to	4.34%	(6.62)%	to	(4.31)%
2017	1,944,938	$19.074756	to	$19.774784	$34,529,633	0.30%	to	2.75%	4.24%	to	5.27%	6.25%	to	8.88%
2016	2,191,012	$17.518370	to	$18.611543	$36,091,538	0.30%	to	2.75%	2.34%	to	4.59%	9.09%	to	11.80%
Lord Abbett Series Fund - Growth and Income Portfolio
2020	222,717	$23.964248	to	$26.733735	$4,345,495	0.50%	to	2.70%	1.42%	to	1.63%	(0.04)%	to	2.19%
2019	254,257	$23.973427	to	$26.162084	$4,885,617	0.50%	to	2.70%	1.14%	to	1.66%	19.23%	to	21.88%
2018	318,328	$20.106254	to	$21.464992	$5,145,419	0.50%	to	2.70%	1.30%	to	1.39%	(10.59)%	to	(8.60)%
2017	358,117	$22.488239	to	$23.485274	$6,380,452	0.50%	to	2.70%	1.30%	to	1.35%	10.36%	to	12.82%
2016	451,693	$20.376761	to	$20.817381	$7,083,092	0.50%	to	2.70%	1.17%	to	1.38%	13.99%	to	16.53%
MFS® Growth Series
2020	4,203,094	$54.121821	to	$63.315526	$136,880,944	0.30%	to	2.80%	—%	to	—%	28.22%	to	31.14%
2019	5,093,709	$42.210773	to	$48.280216	$128,071,253	0.30%	to	2.80%	—%	to	—%	34.34%	to	37.37%
2018	6,133,274	$31.421847	to	$35.147304	$113,877,939	0.30%	to	2.80%	—%	to	0.09%	(0.17)%	to	2.10%
2017	7,074,218	$31.474515	to	$34.422833	$129,988,680	0.30%	to	2.80%	—%	to	0.10%	27.78%	to	30.69%
2016	8,637,030	$24.631996	to	$26.339016	$122,778,839	0.30%	to	2.80%	—%	to	0.05%	(0.39)%	to	1.87%
MFS® Global Equity Series
2020	441,123	$30.805206	to	$43.333033	$14,819,542	0.85%	to	2.80%	1.14%	to	1.18%	10.16%	to	12.33%
2019	515,166	$27.964174	to	$38.576897	$15,510,757	0.85%	to	2.80%	1.06%	to	1.07%	26.97%	to	29.46%

2018	604,591	$22.025073	to	$29.797244	$14,187,572	0.85%	to	2.80%	0.93%	to	0.97%	(12.24)%	to	(10.51)%
2017	677,506	$25.095961	to	$33.295481	$17,955,365	0.85%	to	2.80%	0.83%	to	0.84%	20.65%	to	23.02%
2016	792,564	$20.801372	to	$27.065192	$17,286,675	0.85%	to	2.80%	0.94%	to	1.00%	4.38%	to	6.44%
MFS® Investors Trust Series
2020	4,174,746	$33.438558	to	$41.097703	$106,269,699	0.30%	to	2.80%	—%	to	0.58%	10.72%	to	13.26%
2019	4,725,447	$30.199846	to	$36.286223	$107,691,405	0.30%	to	2.80%	—%	to	0.67%	27.95%	to	30.85%
2018	5,562,235	$23.603351	to	$27.208442	$98,100,581	0.50%	to	2.80%	0.44%	to	0.67%	(8.10)%	to	(6.18)%
2017	6,645,003	$25.683454	to	$28.999979	$125,968,764	0.50%	to	2.80%	0.55%	to	0.59%	19.94%	to	22.41%
2016	7,912,747	$21.413220	to	$23.690084	$123,783,570	0.50%	to	2.80%	0.59%	to	0.86%	5.59%	to	7.78%
MFS® Mid Cap Growth Series
2020	3,009,086	$24.760771	to	$58.698293	$62,012,330	0.70%	to	2.80%	—%	to	—%	32.71%	to	35.53%
2019	3,452,452	$18.269827	to	$44.229437	$53,237,801	0.70%	to	2.80%	—%	to	—%	34.83%	to	37.69%
2018	3,792,952	$13.268367	to	$32.802850	$43,126,770	0.70%	to	2.80%	—%	to	—%	(1.56)%	to	0.53%
2017	3,995,361	$13.198596	to	$33.323344	$45,491,916	0.70%	to	2.80%	0.12%	to	0.12%	23.49%	to	26.11%
2016	4,642,247	$10.465894	to	$26.984205	$42,265,469	0.70%	to	2.80%	—%	to	—%	2.01%	to	4.18%
MFS® New Discovery Series
2020	1,977,726	$36.808596	to	$68.934908	$92,010,570	0.30%	to	2.80%	—%	to	—%	41.86%	to	45.15%
2019	2,455,801	$25.359412	to	$48.592365	$80,406,264	0.30%	to	2.80%	—%	to	—%	37.79%	to	40.85%
2018	2,889,259	$18.004396	to	$35.265658	$67,501,124	0.30%	to	2.80%	—%	to	—%	(4.20)%	to	(2.01)%
2017	3,381,773	$18.373911	to	$36.811059	$81,873,280	0.30%	to	2.80%	—%	to	—%	23.16%	to	25.95%
2016	4,050,785	$14.587915	to	$29.888778	$78,731,933	0.30%	to	2.80%	—%	to	—%	6.04%	to	8.47%
MFS® Total Return Series
2020	12,903,213	$21.260098	to	$25.440330	$316,131,503	0.50%	to	2.80%	2.02%	to	2.33%	6.78%	to	8.97%
2019	14,239,045	$19.909961	to	$23.841697	$324,003,945	0.30%	to	2.80%	1.83%	to	2.32%	17.06%	to	19.76%
2018	16,356,311	$17.008213	to	$19.533646	$314,878,710	0.50%	to	2.80%	2.01%	to	2.20%	(8.22)%	to	(6.34)%
2017	18,942,270	$18.531286	to	$20.856045	$392,914,262	0.50%	to	2.80%	2.18%	to	2.33%	9.20%	to	11.47%
2016	21,338,580	$16.970149	to	$18.710636	$402,120,648	0.50%	to	2.80%	2.72%	to	3.44%	6.08%	to	8.27%
MFS® Value Series
2020	6,149,126	$28.427263	to	$34.628548	$188,125,615	0.30%	to	2.80%	1.22%	to	1.37%	0.62%	to	2.91%
2019	6,646,655	$28.253107	to	$33.648755	$200,487,244	0.30%	to	2.80%	0.89%	to	2.13%	26.22%	to	29.12%
2018	7,949,863	$22.384386	to	$26.060543	$188,324,052	0.30%	to	2.80%	1.34%	to	1.60%	(12.57)%	to	(10.62)%
2017	9,268,810	$25.602921	to	$29.158588	$248,060,668	0.30%	to	2.80%	1.95%	to	2.80%	14.40%	to	17.00%
2016	10,966,308	$22.379369	to	$24.922682	$251,725,979	0.30%	to	2.80%	1.48%	to	2.33%	10.94%	to	13.43%
MFS® Total Return Bond Series

2020	26,519,609	$14.131653	to	$16.807267	$419,720,767	0.30%	to	2.80%	3.19%	to	3.31%	5.47%	to	7.85%
2019	28,555,926	$13.398268	to	$15.584006	$423,526,367	0.30%	to	2.80%	2.70%	to	3.42%	7.16%	to	9.59%
2018	30,203,152	$12.502604	to	$14.220199	$412,528,001	0.30%	to	2.80%	2.42%	to	3.24%	(3.82)%	to	(1.62)%
2017	35,811,847	$12.998837	to	$14.454941	$502,285,810	0.30%	to	2.80%	2.62%	to	3.40%	1.57%	to	3.87%
2016	38,148,403	$12.797583	to	$13.916194	$520,214,626	0.30%	to	2.80%	1.84%	to	4.02%	1.36%	to	3.70%
MFS® Research Series
2020	516,944	$37.722972	to	$38.721351	$17,695,642	0.85%	to	2.80%	0.70%	to	0.71%	13.37%	to	15.61%
2019	610,051	$33.272925	to	$33.494040	$18,194,507	0.85%	to	2.80%	0.77%	to	0.77%	29.28%	to	31.82%
2018	689,800	$25.408533	to	$25.737662	$15,758,840	0.85%	to	2.80%	0.67%	to	0.68%	(7.01)%	to	(5.18)%
2017	816,125	$26.796181	to	$27.678174	$19,827,240	0.85%	to	2.80%	1.33%	to	1.34%	19.96%	to	22.32%
2016	980,543	$21.905803	to	$23.072039	$19,606,867	0.85%	to	2.80%	0.77%	to	0.78%	5.73%	to	7.82%
MFS® High Yield Portfolio
2020	4,656,625	$11.979282	to	$13.868809	$59,909,066	0.85%	to	2.80%	5.62%	to	5.94%	2.19%	to	4.20%
2019	5,272,232	$11.723106	to	$13.310228	$65,743,224	0.85%	to	2.80%	5.69%	to	5.80%	11.64%	to	13.84%
2018	6,009,940	$10.500893	to	$11.692453	$66,479,236	0.85%	to	2.80%	5.23%	to	5.59%	(5.76)%	to	(3.90)%
2017	7,094,251	$11.142162	to	$12.166841	$82,430,207	0.85%	to	2.80%	5.99%	to	6.51%	3.74%	to	5.78%
2016	8,167,930	$10.740269	to	$11.501580	$90,637,053	0.85%	to	2.80%	6.80%	to	7.13%	10.68%	to	12.86%
BlackRock Managed Volatility V.I. Fund
2020	16,718,927	$10.148217	to	$10.503914	$172,259,392	0.30%	to	1.50%	3.57%	to	3.91%	1.71%	to	2.94%
2019	17,999,683	$9.977691	to	$10.204233	$181,417,022	0.30%	to	1.50%	3.12%	to	3.33%	0.33%	to	1.54%
2018♦	18,917,925	$9.944640	to	$10.049156	$189,034,748	0.30%	to	1.50%	1.47%	to	1.56%	(0.55)%	to	0.49%
BlackRock Global Allocation V.I. Fund
2020	175,215	$16.203754	to	$17.892685	$2,972,635	0.50%	to	1.50%	1.12%	to	1.24%	18.91%	to	20.11%
2019	208,799	$13.626681	to	$14.897373	$2,964,117	0.50%	to	1.50%	0.89%	to	0.97%	16.00%	to	17.17%
2018	249,993	$11.746905	to	$12.714556	$3,050,152	0.50%	to	1.50%	0.75%	to	0.87%	(8.96)%	to	(8.04)%
2017	322,727	$12.902316	to	$14.018676	$4,288,316	0.30%	to	1.50%	—%	to	1.26%	12.02%	to	13.37%
2016	371,023	$11.518333	to	$12.365724	$4,374,530	0.30%	to	1.50%	0.85%	to	1.27%	2.26%	to	3.49%
BlackRock S&P 500 Index V.I. Fund
2020	1,729,473	$13.758540	to	$14.240813	$24,120,303	0.30%	to	1.50%	1.01%	to	1.51%	16.17%	to	17.57%
2019	2,203,268	$11.843536	to	$12.067255	$26,337,235	0.50%	to	1.50%	1.71%	to	1.83%	29.02%	to	30.32%
2018♦	2,949,855	$9.179496	to	$9.259866	$27,195,572	0.50%	to	1.50%	0.87%	to	0.98%	(8.21)%	to	(7.40)%
BlackRock Large Cap Focus Growth V.I. Fund
2020	33,025	$39.194292	to	$39.499726	$1,452,654	1.40%	to	2.55%	—%	to	—%	40.13%	to	41.75%
2019	31,924	$27.866648	to	$27.970691	$945,925	1.40%	to	2.55%	—%	to	—%	29.36%	to	30.86%

2018	37,538	$21.295723	to	$22.114518	$852,663	1.40%	to	2.40%	—%	to	—%	0.57%	to	1.58%
2017	32,732	$20.964346	to	$21.989346	$713,429	1.40%	to	2.40%	0.04%	to	0.04%	26.49%	to	27.76%
2016	34,067	$16.409527	to	$24.847190	$587,231	1.40%	to	2.60%	—%	to	0.58%	5.12%	to	6.38%
BlackRock Equity Dividend V.I. Fund
2020	247,229	$22.158237	to	$24.467754	$5,780,783	0.50%	to	1.50%	1.99%	to	2.00%	2.03%	to	3.05%
2019	263,654	$21.717742	to	$23.742678	$6,014,127	0.50%	to	1.50%	1.66%	to	1.82%	25.56%	to	26.82%
2018	330,993	$17.296234	to	$18.720835	$5,983,949	0.50%	to	1.50%	1.70%	to	1.73%	(8.79)%	to	(7.88)%
2017	366,948	$18.964125	to	$20.321731	$7,235,392	0.50%	to	1.50%	1.52%	to	1.56%	14.76%	to	15.91%
2016	459,446	$16.525564	to	$17.741094	$7,837,733	0.30%	to	1.50%	0.43%	to	1.57%	14.33%	to	15.71%
Morgan Stanley VIF Core Plus Fixed Income Portfolio
2020	25,042	$11.871423	to	$12.942491	$317,614	1.35%	to	2.50%	2.57%	to	2.68%	4.89%	to	6.11%
2019	48,296	$11.317636	to	$12.197706	$576,034	1.35%	to	2.50%	2.85%	to	3.79%	7.88%	to	9.13%
2018	54,489	$10.490950	to	$11.177474	$598,806	1.35%	to	2.50%	2.29%	to	2.30%	(3.36)%	to	(2.24)%
2017	57,811	$10.855365	to	$11.433487	$650,807	1.35%	to	2.50%	2.65%	to	2.89%	3.28%	to	4.47%
2016	58,272	$10.510559	to	$10.943776	$627,324	1.35%	to	2.50%	1.66%	to	1.66%	3.25%	to	4.44%
Morgan Stanley VIF Growth Portfolio
2020	53,789	$55.666283	to	$60.685679	$3,171,223	1.35%	to	2.50%	—%	to	—%	111.42%	to	113.86%
2019	71,462	$26.329522	to	$28.376220	$1,981,141	1.35%	to	2.50%	—%	to	—%	28.23%	to	29.71%
2018	89,228	$20.533733	to	$21.877160	$1,912,946	1.35%	to	2.50%	—%	to	—%	4.65%	to	5.86%
2017	104,276	$19.621835	to	$20.666424	$2,120,267	1.35%	to	2.50%	—%	to	—%	39.30%	to	40.91%
2016	122,888	$14.086260	to	$14.666750	$1,780,243	1.35%	to	2.50%	—%	to	—%	(4.35)%	to	(3.24)%
Morgan Stanley VIF Discovery Portfolio
2020	241,229	$72.956541	to	$100.452206	$16,754,787	0.75%	to	2.75%	—%	to	—%	145.22%	to	150.16%
2019	359,511	$29.163487	to	$40.963429	$10,190,301	0.75%	to	2.75%	—%	to	—%	36.18%	to	38.92%
2018	436,965	$20.992792	to	$30.081415	$9,038,625	0.75%	to	2.75%	—%	to	—%	7.53%	to	9.70%
2017	566,431	$19.136337	to	$27.975403	$10,679,916	0.75%	to	2.75%	—%	to	—%	34.84%	to	37.56%
2016	660,504	$13.911017	to	$20.746745	$9,081,317	0.75%	to	2.75%	—%	to	—%	(11.32)%	to	(9.52)%
Invesco V.I. American Value Fund
2020	351,958	$21.150556	to	$28.207094	$7,392,671	0.85%	to	2.70%	0.67%	to	0.71%	(1.83)%	to	—%
2019	367,044	$21.149754	to	$28.732744	$7,803,167	0.85%	to	2.70%	0.41%	to	0.46%	21.39%	to	23.66%
2018	383,179	$17.103787	to	$23.669420	$6,649,337	0.85%	to	2.70%	0.19%	to	0.19%	(15.19)%	to	(13.60)%
2017	486,864	$19.797010	to	$27.908531	$9,762,560	0.85%	to	2.70%	0.59%	to	0.61%	6.76%	to	8.75%
2016	524,313	$18.203574	to	$26.141135	$9,695,149	0.85%	to	2.70%	0.12%	to	0.13%	12.15%	to	14.24%
BlackRock Capital Appreciation V.I. Fund

2020	138,263	$34.280772	to	$37.853614	$5,059,800	0.50%	to	1.50%	—%	to	—%	39.41%	to	40.81%
2019	197,264	$24.589436	to	$26.882304	$5,149,701	0.50%	to	1.50%	—%	to	—%	29.59%	to	30.89%
2018	258,112	$18.974761	to	$20.537687	$5,175,559	0.50%	to	1.50%	—%	to	—%	0.61%	to	1.62%
2017	309,859	$18.860184	to	$20.210434	$6,134,935	0.50%	to	1.50%	—%	to	—%	30.97%	to	32.28%
2016	449,402	$14.400641	to	$15.278228	$6,737,155	0.50%	to	1.50%	—%	to	—%	(1.62)%	to	(0.63)%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund+
2020♦	658,006	$14.232850	to	$14.430906	$9,431,487	0.75%	to	2.75%	—%	to	—%	42.33%	to	44.31%
Invesco Oppenheimer V.I. Capital Appreciation Fund
2020	67,896	$31.979744	to	$43.070737	$2,110,960	0.85%	to	2.75%	—%	to	—%	32.55%	to	35.09%
2019	83,918	$23.673502	to	$32.494995	$1,935,835	0.85%	to	2.75%	—%	to	—%	32.17%	to	34.70%
2018	93,111	$17.575314	to	$24.586540	$1,605,464	0.85%	to	2.75%	—%	to	—%	(8.51)%	to	(6.75)%
2017	116,652	$18.847828	to	$26.872804	$2,143,118	0.85%	to	2.75%	0.01%	to	0.01%	23.08%	to	25.43%
2016	122,044	$15.026166	to	$21.834458	$1,795,609	0.85%	to	2.75%	0.11%	to	0.12%	(5.08)%	to	(3.26)%
Invesco Oppenheimer V.I. Global Fund
2020	317,265	$28.412144	to	$36.414905	$8,633,558	0.75%	to	2.70%	0.46%	to	0.46%	23.95%	to	26.39%
2019	388,080	$22.480450	to	$29.379437	$8,456,104	0.75%	to	2.70%	0.64%	to	0.64%	27.96%	to	30.47%
2018	470,554	$17.229964	to	$22.844788	$7,883,824	0.75%	to	2.75%	—%	to	0.76%	(15.74)%	to	(14.04)%
2017	603,990	$19.848103	to	$27.113411	$11,748,456	0.85%	to	2.75%	0.73%	to	0.74%	32.63%	to	35.17%
2016	704,970	$14.684228	to	$20.443601	$10,102,954	0.85%	to	2.75%	0.76%	to	0.79%	(2.87)%	to	(1.00)%
Invesco Oppenheimer V.I. Main Street Fund®++
2020	146,831	$28.199727	to	$34.450876	$4,024,432	0.85%	to	2.75%	1.18%	to	1.19%	10.61%	to	12.73%
2019	158,494	$25.014872	to	$31.146070	$3,853,090	0.85%	to	2.75%	0.82%	to	0.82%	28.17%	to	30.62%
2018	184,688	$19.150336	to	$24.300801	$3,443,956	0.85%	to	2.75%	0.80%	to	0.97%	(10.59)%	to	(8.88)%
2017	229,122	$21.015465	to	$27.179393	$4,721,825	0.85%	to	2.75%	1.28%	to	1.29%	13.47%	to	15.65%
2016	131,697	$18.171861	to	$23.952233	$2,364,205	0.85%	to	2.75%	0.85%	to	0.86%	8.28%	to	10.36%
Invesco Oppenheimer V.I. Main Street Small Cap Fund®++
2020	405,759	$32.055781	to	$40.064537	$12,455,660	0.75%	to	2.75%	0.36%	to	0.36%	16.39%	to	18.74%
2019	454,024	$26.996174	to	$34.422168	$11,802,094	0.75%	to	2.75%	—%	to	—%	22.72%	to	25.19%
2018	484,996	$21.563857	to	$28.050269	$10,136,779	0.75%	to	2.75%	0.06%	to	0.06%	(12.97)%	to	(11.21)%
2017	576,630	$24.285483	to	$32.229329	$13,657,970	0.75%	to	2.75%	0.64%	to	0.65%	10.82%	to	13.06%
2016	749,599	$21.480284	to	$29.082018	$15,735,710	0.75%	to	2.75%	0.25%	to	0.25%	14.48%	to	16.79%
Putnam VT Diversified Income Fund
2020	1,814,681	$16.077243	to	$18.464522	$27,098,261	0.75%	to	2.75%	7.48%	to	7.50%	(3.59)%	to	(1.64)%
2019	1,872,504	$16.346098	to	$19.152513	$28,636,833	0.75%	to	2.75%	2.60%	to	3.12%	8.21%	to	10.40%

2018	2,156,710	$14.806364	to	$17.698731	$30,081,445	0.75%	to	2.75%	4.18%	to	4.21%	(3.67)%	to	(1.72)%
2017	2,508,788	$15.065752	to	$18.372651	$35,835,823	0.75%	to	2.75%	5.39%	to	5.49%	4.22%	to	6.32%
2016	2,877,125	$14.169873	to	$17.629106	$38,912,966	0.75%	to	2.75%	6.98%	to	7.10%	2.56%	to	4.63%
Putnam VT Global Asset Allocation Fund
2020	102,313	$21.775976	to	$27.165979	$2,079,168	0.85%	to	2.40%	—%	to	1.87%	9.65%	to	11.36%
2019	107,541	$18.872712	to	$24.775815	$1,973,903	1.15%	to	2.40%	1.43%	to	1.43%	14.35%	to	15.79%
2018	127,893	$16.298800	to	$21.665735	$2,015,973	1.15%	to	2.40%	1.82%	to	1.83%	(9.46)%	to	(8.32)%
2017	151,952	$17.777749	to	$23.929053	$2,626,171	1.15%	to	2.40%	1.44%	to	1.60%	12.60%	to	14.02%
2016	185,862	$13.899996	to	$15.592001	$2,833,791	1.15%	to	2.45%	—%	to	1.91%	4.13%	to	5.49%
Putnam VT Growth Opportunities Fund
2020	224,512	$25.095714	to	$26.513258	$5,785,337	0.30%	to	1.50%	0.04%	to	0.08%	36.64%	to	38.29%
2019	313,608	$18.365711	to	$19.035053	$5,881,379	0.50%	to	1.50%	0.14%	to	0.15%	34.71%	to	36.06%
2018	470,600	$13.633590	to	$13.990078	$6,518,438	0.50%	to	1.50%	—%	to	—%	0.86%	to	1.87%
2017	547,444	$13.517918	to	$13.776811	$7,472,966	0.30%	to	1.50%	0.11%	to	0.11%	28.96%	to	30.51%
2016♦	740,010	$10.482623	to	$10.556110	$7,784,331	0.30%	to	1.50%	—%	to	—%	4.83%	to	5.56%
Putnam VT International Value Fund
2020	44,389	$10.114857	to	$16.077292	$478,242	1.25%	to	2.40%	2.30%	to	2.45%	1.48%	to	2.65%
2019	45,311	$9.853684	to	$15.843295	$475,243	1.25%	to	2.40%	2.59%	to	2.65%	17.37%	to	18.73%
2018	51,340	$8.299263	to	$13.498161	$450,739	1.25%	to	2.40%	2.02%	to	2.39%	(19.57)%	to	(18.64)%
2017	60,117	$10.200436	to	$16.782350	$651,030	1.25%	to	2.40%	1.50%	to	1.53%	21.74%	to	23.15%
2016	87,253	$8.283132	to	$13.785379	$751,319	1.25%	to	2.40%	2.48%	to	2.52%	(1.29)%	to	(0.15)%
Putnam VT International Equity Fund
2020	83,761	$12.820487	to	$17.866625	$1,074,572	0.85%	to	2.75%	1.60%	to	1.64%	9.06%	to	11.15%
2019	92,264	$11.534710	to	$16.382955	$1,083,193	0.85%	to	2.75%	1.34%	to	1.39%	21.76%	to	24.09%
2018	106,314	$9.396449	to	$13.454862	$957,637	0.75%	to	2.75%	1.16%	to	1.31%	(21.31)%	to	(19.72)%
2017	127,442	$11.704235	to	$17.098285	$1,424,922	0.75%	to	2.75%	0.92%	to	2.21%	23.15%	to	25.63%
2016	159,505	$9.316083	to	$13.884178	$1,422,666	0.75%	to	2.75%	3.32%	to	3.38%	(5.10)%	to	(3.18)%

Putnam VT Multi-Cap Core Fund
2020	5,984	$32.959760	to	$45.598830	$224,852	0.50%	to	1.50%	0.92%	to	0.96%	15.58%	to	16.74%
2019	7,722	$28.516968	to	$39.059945	$248,881	0.50%	to	1.50%	1.13%	to	1.44%	29.67%	to	30.98%
2018	8,572	$21.991171	to	$30.394347	$215,105	0.30%	to	1.50%	—%	to	1.20%	(9.01)%	to	(7.91)%
2017	14,520	$24.168620	to	$32.448772	$405,202	0.50%	to	1.50%	1.13%	to	1.14%	21.03%	to	22.24%
2016	14,833	$19.969294	to	$26.544240	$341,558	0.50%	to	1.50%	1.30%	to	1.33%	10.38%	to	11.49%

Putnam VT Small Cap Value Fund
2020	42,874	$22.096036	to	$28.239224	$900,164	0.75%	to	2.70%	1.08%	to	1.23%	1.19%	to	3.19%
2019	43,704	$21.413659	to	$27.905966	$892,737	0.75%	to	2.70%	0.64%	to	0.65%	20.93%	to	23.31%
2018	45,574	$17.365277	to	$23.075216	$756,534	0.75%	to	2.70%	0.41%	to	0.77%	(22.06)%	to	(20.53)%
2017	57,884	$21.850147	to	$29.607146	$1,228,881	0.75%	to	2.70%	0.69%	to	0.71%	5.00%	to	7.07%
2016	102,907	$20.408106	to	$28.197366	$2,005,834	0.75%	to	2.70%	1.20%	to	1.22%	24.10%	to	26.54%
Putnam VT Equity Income Fund
2020	32,706	$28.175653	to	$39.064389	$1,095,011	0.30%	to	1.50%	—%	to	1.72%	4.23%	to	5.49%
2019	40,681	$27.032683	to	$36.263155	$1,366,375	0.50%	to	1.50%	1.93%	to	2.12%	28.47%	to	29.75%
2018	53,352	$21.042805	to	$27.947538	$1,378,784	0.50%	to	1.50%	0.71%	to	0.77%	(9.85)%	to	(8.94)%
2017	61,404	$23.342323	to	$30.692956	$1,762,744	0.50%	to	1.50%	1.73%	to	2.11%	17.01%	to	18.18%
2016	67,244	$19.949839	to	$25.971361	$1,634,065	0.50%	to	1.50%	1.37%	to	1.91%	11.95%	to	13.08%
PIMCO VIT All Asset Portfolio
2020	44,561	$13.369505	to	$14.762743	$625,049	0.50%	to	1.50%	4.60%	to	4.97%	6.30%	to	7.37%
2019	60,872	$12.576923	to	$13.749444	$792,669	0.50%	to	1.50%	1.96%	to	2.09%	10.08%	to	11.19%
2018	73,708	$11.425188	to	$12.366123	$867,445	0.50%	to	1.50%	2.54%	to	3.08%	(6.85)%	to	(5.92)%
2017	99,058	$12.265947	to	$13.327046	$1,242,297	0.30%	to	1.50%	—%	to	4.36%	11.69%	to	13.04%
2016	119,653	$10.982056	to	$11.789849	$1,336,838	0.30%	to	1.50%	2.48%	to	2.55%	11.22%	to	12.57%
PIMCO StocksPLUS® Global Portfolio
2020	239,112	$16.802412	to	$18.553325	$4,219,162	0.50%	to	1.50%	1.09%	to	1.09%	11.35%	to	12.47%
2019	277,912	$15.089366	to	$16.496037	$4,383,644	0.50%	to	1.50%	1.40%	to	1.51%	25.63%	to	26.89%
2018	352,379	$12.010920	to	$13.000146	$4,406,544	0.50%	to	1.50%	1.51%	to	1.57%	(12.07)%	to	(11.19)%
2017	375,181	$13.659766	to	$14.637587	$5,309,552	0.50%	to	1.50%	3.32%	to	3.36%	21.16%	to	22.38%
2016	501,271	$11.274180	to	$11.961135	$5,816,954	0.50%	to	1.50%	4.99%	to	5.00%	6.14%	to	7.21%
PIMCO VIT Global Managed Asset Allocation Portfolio++
2020	28,046	$13.552839	to	$14.671524	$380,846	0.65%	to	1.45%	8.01%	to	8.46%	15.03%	to	15.96%
2019	36,762	$11.729235	to	$12.652540	$434,769	0.65%	to	1.50%	0.25%	to	2.09%	15.22%	to	16.20%
2018	38,403	$10.179815	to	$11.018292	$393,719	0.50%	to	1.50%	1.20%	to	1.61%	(7.02)%	to	(6.08)%
2017	43,195	$10.947978	to	$11.731778	$475,756	0.50%	to	1.50%	2.11%	to	2.18%	12.30%	to	13.43%
2016	58,554	$9.749097	to	$10.343180	$574,497	0.50%	to	1.50%	2.03%	to	2.49%	2.37%	to	3.40%
Prudential Series Jennison 20/20 Focus Portfolio
2020	152,898	$4.029826	to	$40.249876	$615,189	1.70%	to	2.60%	—%	to	—%	27.07%	to	28.21%
2019	158,684	$3.143028	to	$31.676262	$654,279	1.70%	to	2.60%	—%	to	—%	25.11%	to	26.24%
2018	178,550	$2.489775	to	$25.319208	$567,954	1.70%	to	2.60%	—%	to	—%	(8.14)%	to	(7.31)%

2017	191,786	$2.686226	to	$27.564086	$648,894	1.70%	to	2.60%	—%	to	—%	26.42%	to	27.56%
2016	195,644	$2.105864	to	$21.804014	$517,623	1.70%	to	2.60%	—%	to	—%	(1.37)%	to	(0.48)%
Prudential Series Value Portfolio
2020	155,062	$2.203655	to	$26.358552	$380,229	1.70%	to	2.45%	—%	to	—%	0.65%	to	1.41%
2019	155,158	$2.173014	to	$26.187551	$377,769	1.70%	to	2.45%	—%	to	—%	22.54%	to	23.47%
2018	172,385	$1.760016	to	$21.369927	$337,867	1.70%	to	2.45%	—%	to	—%	(12.41)%	to	(11.75)%
2017	186,068	$1.994303	to	$24.396954	$412,283	1.70%	to	2.45%	—%	to	—%	13.69%	to	14.54%
2016	186,190	$1.741103	to	$21.459662	$362,942	1.70%	to	2.45%	—%	to	—%	8.27%	to	9.09%
Invesco V.I. Growth and Income Fund
2020	1,027,494	$22.183346	to	$24.651166	$23,155,412	0.75%	to	2.75%	2.00%	to	2.07%	(0.91)%	to	1.09%
2019	1,010,366	$21.944393	to	$24.878310	$22,615,666	0.75%	to	2.75%	1.56%	to	2.64%	21.47%	to	23.92%
2018	1,126,164	$17.708926	to	$20.481565	$20,564,113	0.75%	to	2.75%	—%	to	1.76%	(15.94)%	to	(14.24)%
2017	1,312,973	$20.648755	to	$24.475542	$28,015,053	0.75%	to	2.70%	1.27%	to	1.34%	11.00%	to	13.18%
2016	1,593,294	$18.243464	to	$22.050053	$30,094,945	0.75%	to	2.70%	0.90%	to	0.93%	16.25%	to	18.54%
Invesco V.I. Comstock Fund
2020	35,087	$26.112461	to	$31.529939	$1,038,511	1.35%	to	2.50%	2.09%	to	2.21%	(3.53)%	to	(2.41)%
2019	38,836	$27.068034	to	$32.309992	$1,185,366	1.35%	to	2.50%	1.68%	to	1.72%	21.86%	to	23.27%
2018	45,525	$22.212487	to	$26.211385	$1,132,338	1.35%	to	2.50%	1.33%	to	1.44%	(14.53)%	to	(13.54)%
2017	52,795	$25.989208	to	$30.317055	$1,525,950	1.35%	to	2.50%	1.87%	to	1.97%	14.67%	to	16.00%
2016	60,349	$22.663606	to	$26.135580	$1,511,336	1.35%	to	2.50%	0.57%	to	1.30%	14.10%	to	15.42%
Invesco V.I. American Franchise Fund
2020	1,516,013	$31.427475	to	$38.036567	$51,711,503	0.85%	to	2.80%	0.07%	to	0.07%	38.43%	to	41.15%
2019	1,691,339	$22.703518	to	$26.947741	$41,267,099	0.85%	to	2.80%	—%	to	—%	32.98%	to	35.60%
2018	2,051,090	$17.072275	to	$19.873018	$37,338,516	0.85%	to	2.80%	—%	to	—%	(6.29)%	to	(4.44)%
2017	2,346,130	$18.217547	to	$20.796354	$45,202,691	0.85%	to	2.80%	0.08%	to	0.08%	23.83%	to	26.26%
2016	2,640,515	$14.711905	to	$16.470522	$40,794,351	0.85%	to	2.80%	—%	to	—%	(0.56)%	to	1.40%
Invesco V.I. Mid Cap Growth Fund+
2020	—	$18.651435	to	$21.689840	$—	0.75%	to	2.80%	—%	to	—%	(0.92)%	to	(0.07)%
2019	390,489	$18.897727	to	$21.706093	$7,888,328	0.75%	to	2.75%	—%	to	—%	30.70%	to	33.00%
2018	444,748	$14.458749	to	$16.319859	$6,815,854	0.75%	to	2.75%	—%	to	—%	(8.15)%	to	(6.58)%
2017	471,289	$15.740859	to	$17.468796	$7,784,288	0.75%	to	2.75%	—%	to	—%	19.17%	to	21.23%
2016	543,581	$13.208587	to	$14.409714	$7,486,452	0.75%	to	2.75%	—%	to	—%	(1.98)%	to	(0.18)%
Wells Fargo VT Index Asset Allocation Fund
2020	86,558	$3.084251	to	$28.757519	$304,477	1.35%	to	2.45%	0.82%	to	0.82%	13.77%	to	15.03%

2019	97,246	$2.681360	to	$25.277336	$293,048	1.35%	to	2.45%	1.09%	to	1.10%	17.25%	to	18.55%
2018	103,599	$2.261876	to	$21.558506	$261,041	1.35%	to	2.45%	0.97%	to	0.98%	(5.25)%	to	(4.21)%
2017	136,685	$2.361191	to	$22.754105	$343,670	1.35%	to	2.45%	0.74%	to	0.75%	9.53%	to	10.74%
2016	171,895	$2.132126	to	$20.773850	$375,501	1.35%	to	2.45%	0.87%	to	0.88%	5.06%	to	6.23%
Wells Fargo VT International Equity Fund
2020	34,214	$13.831618	to	$15.610776	$507,091	1.35%	to	2.50%	2.62%	to	2.66%	2.34%	to	3.52%
2019	33,256	$13.515446	to	$15.079507	$478,152	1.35%	to	2.50%	3.67%	to	3.73%	12.64%	to	13.94%
2018	36,525	$11.998951	to	$13.234580	$462,627	1.35%	to	2.50%	11.69%	to	11.78%	(19.32)%	to	(18.39)%
2017	36,117	$14.872611	to	$16.216451	$562,928	1.35%	to	2.50%	2.79%	to	2.84%	21.27%	to	22.67%
2016	40,902	$12.263971	to	$13.219323	$522,678	1.35%	to	2.50%	2.91%	to	2.91%	0.74%	to	1.91%
Wells Fargo VT Small Cap Growth Fund
2020	164,409	$4.855858	to	$5.990778	$1,252,243	1.35%	to	2.50%	—%	to	—%	53.89%	to	55.67%
2019	218,872	$3.155376	to	$3.848392	$973,338	1.35%	to	2.50%	—%	to	—%	21.75%	to	23.16%
2018	255,926	$2.591647	to	$3.124766	$1,033,121	1.35%	to	2.50%	—%	to	—%	(1.19)%	to	(0.05)%
2017	316,990	$2.622931	to	$3.126305	$1,147,166	1.35%	to	2.50%	—%	to	—%	22.75%	to	24.17%
2016	373,672	$2.136739	to	$2.517721	$1,091,250	1.35%	to	2.50%	—%	to	—%	5.09%	to	6.30%
Wells Fargo VT Discovery Fund
2020	14,888	$66.999860	to	$71.048827	$985,877	1.35%	to	2.45%	—%	to	—%	58.72%	to	60.47%
2019	13,563	$41.751703	to	$44.763851	$556,999	1.35%	to	2.45%	—%	to	—%	35.66%	to	37.16%
2018	17,491	$30.440346	to	$32.996795	$531,411	1.35%	to	2.45%	—%	to	—%	(9.31)%	to	(8.31)%
2017	21,272	$33.198862	to	$36.385309	$704,194	1.35%	to	2.45%	—%	to	—%	26.01%	to	27.40%
2016	28,832	$26.058826	to	$28.875454	$750,663	1.35%	to	2.45%	—%	to	—%	5.04%	to	6.20%
Wells Fargo VT Opportunity Fund
2020	1,612	$30.296199	to	$32.750950	$52,648	1.85%	to	2.35%	0.36%	to	0.47%	18.20%	to	18.79%
2019	2,880	$25.632132	to	$28.180488	$78,483	1.70%	to	2.35%	0.28%	to	0.28%	28.42%	to	29.25%
2018	3,035	$19.960218	to	$22.864295	$64,158	1.35%	to	2.35%	—%	to	0.19%	(9.30)%	to	(8.39)%
2017	5,297	$22.007660	to	$24.958614	$121,892	1.35%	to	2.35%	0.67%	to	0.67%	17.64%	to	18.82%
2016	6,844	$18.707191	to	$21.004678	$133,877	1.35%	to	2.35%	0.04%	to	2.02%	9.62%	to	10.72%
MFS® Core Equity Portfolio
2020	986,834	$18.490912	to	$20.629950	$19,413,346	0.95%	to	2.80%	0.71%	to	0.72%	15.43%	to	17.59%
2019	1,044,681	$16.019026	to	$17.544576	$17,620,027	0.95%	to	2.80%	0.80%	to	0.81%	29.52%	to	31.93%
2018	1,149,446	$12.368389	to	$13.298062	$14,820,550	0.95%	to	2.80%	0.67%	to	0.68%	(6.49)%	to	(4.74)%
2017	1,301,543	$13.226438	to	$13.959757	$17,755,749	0.95%	to	2.80%	0.70%	to	0.94%	21.38%	to	23.65%
2016	1,406,415	$10.896598	to	$11.290111	$15,638,928	0.95%	to	2.80%	0.75%	to	0.78%	8.30%	to	10.32%

MFS® Massachusetts Investors Growth Stock Portfolio
2020	1,494,784	$20.524845	to	$23.035049	$32,630,214	0.85%	to	2.80%	0.45%	to	0.55%	19.14%	to	21.49%
2019	1,772,969	$17.227055	to	$18.960641	$32,083,136	0.85%	to	2.80%	0.54%	to	0.57%	36.09%	to	38.77%
2018	2,001,698	$12.658620	to	$13.663513	$26,364,507	0.85%	to	2.80%	0.59%	to	0.59%	(1.98)%	to	(0.04)%
2017	2,297,901	$12.913779	to	$13.669582	$30,561,756	0.85%	to	2.80%	0.62%	to	0.66%	24.88%	to	27.34%
2016	2,709,890	$10.340806	to	$10.734831	$28,561,752	0.85%	to	2.80%	0.54%	to	0.60%	3.15%	to	5.18%
MFS® Research International Portfolio
2020	901,446	$12.981200	to	$14.569220	$12,358,321	0.85%	to	2.80%	1.87%	to	2.15%	9.83%	to	11.99%
2019	1,107,207	$11.819708	to	$13.009415	$13,679,716	0.85%	to	2.80%	1.44%	to	1.48%	24.51%	to	26.96%
2018	1,346,177	$9.493017	to	$10.246844	$13,237,621	0.85%	to	2.80%	1.48%	to	1.60%	(16.50)%	to	(14.85)%
2017	1,473,804	$11.368649	to	$12.034167	$17,198,828	0.85%	to	2.80%	1.76%	to	1.86%	24.75%	to	27.21%
2016	1,858,294	$9.113093	to	$9.460449	$17,227,854	0.85%	to	2.80%	1.64%	to	1.66%	(3.44)%	to	(1.54)%

*Represents the annualized contract expenses of the Sub-Account for the period indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
**These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund’s manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***Represents the total return for the period indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation in the notes on the Statements of Operations indicate the effective date of that investment option in the Account. The total return is calculated for the period indicated or from the effective date through the end of the reporting period.
# Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.

+ See Note 1 for additional information related to this Sub-Account.

♦ Investment income and total return ratios are calculated for the period the related share class within the Sub-Account is active, while the expense ratio is annualized.

++ See Note 8 for additional information related to this Sub-Account.

7. Subsequent Events:

On January 18, 2021 the Sponsor Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. If consummated, the merger would result in a change of ownership and control of the Sponsor Company.

Management has evaluated events subsequent to December 31, 2020 and through April 21, 2021, the date the financial statements were available to be issued, noting there are no other subsequent events requiring adjustment or disclosure in the financial statements.

8. Restatement of Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® Sub-Account for the period ended December 31, 2019 :

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® were inadvertently mislabeled. The 2019 results of the Invesco Oppenheimer V.I. Main Street Fund® and Invesco Oppenheimer V.I. Main Street Small Cap Fund® have been updated to reflect the activity in this Account.

Restatement of PIMCO VIT Global Managed Asset Allocation Portfolio Sub-Account for the period ended December 31, 2019:

Based on accounting review and validation procedures in connection with the financial reporting process and subsequent to reporting the December 31, 2019 financial statements, the Sponsor Company identified that the results of the PIMCO VIT Global Managed Asset Allocation Portfolio were inadvertently mislabeled as PIMCO Global Core Asset Allocation Portfolio. The 2019 results of the PIMCO VIT Global Managed Asset Allocation Portfolio have been updated to reflect the activity in this Account.

Deloitte & Touche LLP City Place I, 33rd Floor 185 Asylum Street Hartford, CT 06103-3402 USA Tel: +1 860 725 3000 Fax: +1 860 725 3500 www.deloitte.com
INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Talcott Resolution Life and Annuity Insurance Company

We have audited the accompanying statutory-basis financial statements of Talcott Resolution Life and Annuity Insurance Company (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities and capital and surplus as of December 31, 2020 and 2019, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 2020, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America
As described in Note 2 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Talcott Resolution Life and Annuity Insurance Company using the accounting practices prescribed or permitted by the Connecticut Insurance Department, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Connecticut Insurance Department.

The effects on the statutory-basis financial statements of the variances between the statutory-basis of accounting described in Note 2 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter described in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Talcott Resolution Life and Annuity Insurance Company as of December 31, 2020 and 2019, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2020.

Opinion on Statutory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital and surplus of the Company as of December 31, 2020 and 2019, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2020, in accordance with the accounting practices prescribed or permitted by the Connecticut Insurance Department as described in Note 2 to the statutory-basis financial statements.

Emphasis of Matter

As discussed in Note 13 to the statutory-basis financial statements, on January 18, 2021, the Company’s indirect owners, Hopmeadow Holdings GP LLC and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street. The merger is subject to regulatory approvals and other customary closing conditions. If consummated, the merger would result in a change of ownership and control of the Company and its life and annuity operating subsidiaries.

April 8, 2021

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
ADMITTED ASSETS, LIABILITIES AND CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Admitted assets	As of December 31,
	2020	2019

Bonds	$4,571,087,432	$4,549,159,315
Common and preferred stocks	22,441,831	20,264,998
Mortgage loans on real estate	766,622,883	843,320,642
Contract loans	95,042,308	99,925,503
Cash, cash equivalents and short-term investments	289,850,828	409,620,396
Derivatives	196,265,361	161,703,961
Other invested assets	560,265,450	565,761,812
Total cash and invested assets	6,501,576,093	6,649,756,627

Investment income due and accrued	56,966,047	132,100,186
Amounts recoverable for reinsurance	62,741,182	55,758,749
Federal income tax recoverable	74,413,249	32,580,526
Net deferred tax asset	79,536,000	127,732,739
Other assets	31,891,701	35,933,521
Separate Account assets	28,430,266,880	27,243,815,730
Total admitted assets	$35,237,391,152	$34,277,678,078

Liabilities
Aggregate reserves for future benefits	$4,864,936,892	$4,972,838,503
Liability for deposit-type contracts	199,264,917	216,142,238
Policy and contract claim liabilities	28,119,632	23,710,557
Asset valuation reserve	134,693,701	128,507,852
Interest maintenance reserve	101,434,239	86,725,788
Payables to parent, subsidiaries and affiliates	10,779,853	131,359,329
Accrued expense allowances and amounts due from Separate Accounts	(40,378,588)	(49,902,368)
Derivatives	437,969,150	179,755,105
Collateral on derivatives	93,719,979	170,792,087
Payable for repurchase agreements	158,756,325	—
Other liabilities	196,138,332	194,648,923
Separate Account liabilities	28,430,266,880	27,243,815,730
Total liabilities	$34,615,701,312	$33,298,393,744

Capital and surplus
Common stock - par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	2,500,000	2,500,000
Aggregate write-ins for other than special surplus funds	199,649,231	223,338,361
Gross paid-in and contributed surplus	85,431,561	85,431,561
Unassigned surplus	334,109,048	668,014,412
Total capital and surplus	621,689,840	979,284,334

Total liabilities and capital and surplus	$35,237,391,152	$34,277,678,078

See notes to financial statements.

                         3

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF OPERATIONS
(STATUTORY-BASIS)

Revenues	For the years ended December 31,
	2020	2019	2018

Premiums and annuity considerations	$135,503,495	$120,006,752	$(1,618,469,704)
Net investment income	284,999,031	315,441,264	322,352,994
Commissions and expense allowances on reinsurance ceded	40,176,892	45,974,076	93,414,624
Reserve adjustments on reinsurance ceded	(455,831,436)	(481,495,984)	(480,192,551)
Fee income	566,055,501	589,064,520	638,788,496
Other revenues	9,802,097	5,884,135	14,128,841
Total revenues	580,705,580	594,874,763	(1,029,977,300)

Benefits and expenses
Death and annuity benefits	309,993,312	286,737,104	341,052,574
Disability and other benefits	1,822,063	1,978,373	2,269,037
Surrenders and other fund withdrawals	2,554,992,951	3,097,282,584	3,547,633,620
Commissions and expense allowances	134,027,588	146,733,495	164,554,433
Decrease in aggregate reserves for life and accident and health policies	(107,901,611)	(203,593,511)	(1,487,088,683)
General insurance expenses	72,340,299	87,088,671	75,868,684
Net transfers from Separate Accounts	(2,605,128,491)	(3,102,888,025)	(3,527,763,579)
Modified coinsurance adjustment on reinsurance assumed	(129,063,015)	(141,122,030)	(112,018,578)
IMR adjustment on reinsurance ceded	—	—	(248,578,915)
Other expenses	12,194,085	41,247,764	59,033,784
Total benefits and expenses	243,277,181	213,464,425	(1,178,037,623)

Net gain from operations before federal income tax benefit	337,428,399	381,410,338	148,060,323
Federal income tax benefit	(65,215,649)	(27,159,346)	(32,642,950)
Net gain from operations	402,644,048	408,569,684	180,703,273

Net realized capital losses, after tax	(355,549,269)	(12,360,382)	(115,657,101)
Net income	$47,094,779	$396,209,302	$65,046,172

See notes to financial statements.

                            4

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
(STATUTORY-BASIS)

Common stock - Par value $1,250 per share, 3,000 shares authorized, 2,000 shares issued and outstanding	For the years ended December 31,
	2020	2019	2018

Balance, beginning and end of year	$2,500,000	$2,500,000	$2,500,000

Gross paid-in and contributed surplus
Balance, beginning of year	85,431,561	335,431,561	604,729,448
Capital (return) paid-in	—	(250,000,000)	(269,297,887)
Balance, end of year	85,431,561	85,431,561	335,431,561

Aggregate write-ins for other than special surplus funds
Balance, beginning of year	223,338,361	247,027,489	197,246,618
Amortization, increases and (decreases) of gain on inforce reinsurance	(23,689,130)	(23,689,128)	49,780,871
Balance, end of year	199,649,231	223,338,361	247,027,489

Unassigned funds
Balance, beginning of year	668,014,412	575,879,546	334,495,622

Net income	47,094,779	396,209,302	65,046,172
Change in net unrealized capital gains (losses) on investments, net of tax	63,801,748	(301,668,972)	212,915,290
Change in net unrealized foreign exchange capital gains (losses)	943,174	(1,967,237)	557,389
Change in net deferred income tax	(69,213,609)	(28,199,411)	(233,679,225)
Change in reserve on account of change in valuation basis decrease	—	56,896,844	—
Change in asset valuation reserve	(6,185,849)	(45,079,553)	(48,533,710)
Change in nonadmitted assets	29,654,393	15,943,893	245,078,008
Dividends to stockholder	(400,000,000)	—	—
Balance, end of year	334,109,048	668,014,412	575,879,546

Capital and surplus
Balance, end of year	$621,689,840	$979,284,334	$1,160,838,596

See notes to financial statements.

                         5

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
STATEMENTS OF CASH FLOWS
(STATUTORY-BASIS)

Operating activities	For the years ended December 31,
	2020	2019	2018

Premiums and annuity considerations	$136,031,492	$120,211,243	$183,549,960
Net investment income	372,021,855	439,672,388	328,002,909
Reserve adjustments on reinsurance	(455,831,436)	(481,495,984)	(480,192,551)
Miscellaneous income	583,105,110	612,347,118	698,479,984
Total income	635,327,021	690,734,765	729,840,302

Benefits paid	2,867,926,352	3,438,350,617	4,026,401,584
Federal income tax (recovered) paid	(15,155,445)	12,692,835	(145,161,928)
Net transfers from Separate Accounts	(2,614,652,271)	(3,122,215,019)	(3,548,179,839)
Other expenses	151,838,371	242,486,361	301,997,730
Total benefits and expenses	389,957,007	571,314,794	635,057,547
Net cash provided by operating activities	245,370,014	119,419,971	94,782,755

Investing activities
Proceeds from investments sold, matured or repaid
Bonds	976,426,133	1,237,813,039	1,720,507,430
Common and preferred stocks	10,133,339	66,030,101	25,803,407
Mortgage loans	131,129,986	81,888,745	104,437,923
Derivatives and other	70,017,579	199,003,059	205,084,143
Total investment proceeds	1,187,707,037	1,584,734,944	2,055,832,903

Cost of investments acquired
Bonds	984,005,477	912,788,647	1,425,766,165
Common and preferred stocks	11,980,227	3,294,932	26,359,180
Mortgage loans	54,734,810	111,438,828	191,448,243
Derivatives and other	123,412,680	178,022,586	176,867,059
Total investments acquired	1,174,133,194	1,205,544,993	1,820,440,647
Net decrease in contract loans	(4,883,195)	(2,699,971)	(3,935,381)
Net cash provided by investing activities	18,457,038	381,889,922	239,327,637

Financing and miscellaneous activities
Return of paid-in surplus	—	(250,000,000)	(271,876,214)
Dividends to stockholder	(400,000,000)	—	—
Other cash provided (used)	16,403,380	(253,248,716)	(197,971,400)
Net cash used for financing and miscellaneous activities	(383,596,620)	(503,248,716)	(469,847,614)

Net (decrease) increase in cash, cash equivalents and short-term investments	(119,769,568)	(1,938,823)	(135,737,222)
Cash, cash equivalents and short-term investments, beginning of year	409,620,396	411,559,219	547,296,441
Cash, cash equivalents and short-term investments, end of year	$289,850,828	$409,620,396	$411,559,219

Note: Supplemental disclosures of cash flow information for non-cash transactions:
Non-cash proceeds from invested asset exchanges - bonds, mortgage loans, and other invested assets	(8,481,263)	(99,820,813)	(39,881,791)
Non-cash acquisitions from invested asset exchanges - bonds, mortgage loans and other invested assets	(8,481,263)	(99,820,813)	(39,881,791)
Non-cash proceeds from sale of affiliate holding - other invested asset	—	—	(11,410,309)
Non-cash acquisition from sale of affiliate holding - common stocks	—	—	(11,410,309)
Capital contribution from former parent to settle intercompany balances related to stock compensation	—	—	(2,578,327)
Non-cash transfer of bonds acquired for assumption reinsurance	—	—	3,448,021,646
Non-cash transfer of mortgage loans acquired for assumption reinsurance	—	—	649,122,178
Non-cash transfer of other invested assets acquired for assumption reinsurance	—	—	558,473,453
Non-cash transfer of reserves for assumption reinsurance	—	—	(3,259,322,631)
Non-cash transfer of deposit liability for assumption reinsurance	—	—	(1,276,223,336)
Non-cash transfer of IMR liability for assumption reinsurance	—	—	(110,419,414)
Non-cash transfer of other for assumption reinsurance	—	—	(9,651,896)
Non-cash transfer of bonds sold for reinsurance	—	—	(2,220,227,957)
Non-cash transfer of mortgage loans sold for reinsurance	—	—	(392,591,994)
Non-cash transfer of premium for reinsurance	—	—	1,801,211,602
Non-cash transfer of deposit liability for reinsurance	—	—	1,039,068,007
Non-cash transfer of IMR liability for reinsurance	—	—	(241,578,915)
Non-cash transfer of other for reinsurance	—	—	14,119,257

See notes to financial statements.
6

TALCOTT RESOLUTION LIFE AND ANNUITY INSURANCE COMPANY
NOTES TO STATUTORY-BASIS FINANCIAL STATEMENTS
YEARS ENDED DECEMBER 31, 2020, 2019 AND 2018

1. Organization and Description of Business

Talcott Resolution Life and Annuity Insurance Company (“TLA” or the “Company”) is a wholly-owned subsidiary of Talcott Resolution Life Insurance Company ("TL"), which is a direct subsidiary of Talcott Resolution Life, Inc. ("TLI").

On May 31, 2018, Hartford Holdings, Inc. (“HHI”), an indirect parent company of the Company and a direct wholly owned subsidiary of The Hartford, sold all of the issued and outstanding equity of Talcott Resolution Life, Inc. ("TLI") (formerly Hartford Life, Inc.), TL's parent, to a group of investors led by Cornell Capital LLC, Atlas Merchant Capital LLC, TRB Advisors LP, Global Atlantic Financial Group, Pine Brook and J. Safra Group. Under the terms of the purchase and sale agreement, the investor group formed Hopmeadow Holdings, LP, a limited partnership, that acquired TLI and its life and annuity insurance operating subsidiaries consisting primarily of TL and the Company. As part of the transaction, the Company has a new indirect parent company.

In April 2018, the Company's direct parent, Hartford Life International Holding Company ("HLIHC"), was dissolved and the Company became a direct subsidiary of TL.

The Company maintains a complete line of fixed and variable annuities, universal and traditional individual life insurance and benefit products such as disability insurance.

2. Summary of Significant Accounting Policies

Basis of Presentation

The accompanying statutory-basis financial statements of TLA have been prepared in conformity with statutory accounting practices prescribed or permitted by State of Connecticut Insurance Department ("the Department"). The Department recognizes only statutory accounting practices prescribed or permitted by the State of Connecticut for determining and reporting the financial condition and results of operations of an insurance company and for determining solvency under the State of Connecticut Insurance Law. The National Association of Insurance Commissioners’ Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed practices by the State of Connecticut.

A difference prescribed by Connecticut state law allows the Company to receive a reinsurance reserve credit for a reinsurance treaty that provides for a limited right of unilateral cancellation by the reinsurer. Even if the Company did not obtain reinsurance reserve credit for this reinsurance treaty, the Company's risk-based capital would not have triggered a regulatory event.

7

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and practices prescribed by the Department is shown below for the years ended December 31:

	SSAP #	F/S Page	2020	2019	2018
Net income
1. TLA state basis			$47,094,779	$396,209,302	$65,046,172
2. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	4	12,370,401	(42,350,753)	(48,356,117)
			12,370,401	(42,350,753)	(48,356,117)
3. State permitted practices that change NAIC SAP			—	—	—
4. Net SAP (1-2-3=4)	61	4	$34,724,378	$438,560,055	$113,402,289
Surplus
5. TLA state basis			$621,689,840	$979,284,334	$1,160,838,596
6. State prescribed practices that change NAIC SAP:
Less: Reinsurance reserve credit (as described above)	61	5	43,673,148	31,302,747	73,653,500
			43,673,148	31,302,747	73,653,500
7. State permitted practices that change NAIC SAP			—	—	—
8. NAIC SAP (5-6-7=8)	61	5	$578,016,692	$947,981,587	$1,087,185,096

The Company does not follow any other prescribed or permitted statutory accounting practices that have a material effect on statutory surplus, statutory net income or risk-based capital of the Company.

The preparation of financial statements in conformity with NAIC SAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported periods. Actual results could differ from those estimates. The most significant estimates include those used in determining the liability for aggregate reserves for life, accident and health, and fixed and variable annuity policies; evaluation of other-than-temporary impairments ("OTTI"); valuation of derivatives; and contingencies relating to corporate litigation and regulatory matters. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the statutory-basis financial statements. Although some variability is inherent in these estimates, management believes the amounts recorded are adequate.

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

Accounting practices and procedures as prescribed or permitted by the Department are different in certain material respects from accounting principles generally accepted in the United States of America (“GAAP”). The more significant differences are:

1.for statutory purposes, policy acquisition costs (commissions, underwriting and selling expenses, etc.) and sales inducements are charged to expense when incurred rather than capitalized and amortized for GAAP purposes;

2.recognition of premium revenues, which for statutory purposes are generally recorded as collected or when due during the premium paying period of the contract and which for GAAP purposes, for universal life policies and investment products, generally only consist of charges assessed to policy account balances for cost of insurance, policy administration and surrenders. For GAAP, when policy charges received relate to coverage or services to be provided in the future, the charges are recognized as revenue on a pro-rata basis over the expected life and gross profit stream of the policy. Also, for GAAP purposes, premiums for traditional life insurance policies are recognized as revenues when they are due from policyholders;

3.development of liabilities for future benefits, which for statutory purposes predominantly use interest rate and mortality assumptions prescribed by the National Association of Insurance Commissioners (“NAIC”), which may vary considerably from interest and mortality assumptions used under GAAP. Additionally for GAAP, reserves for guaranteed minimum death benefits (“GMDB”) are based on models that involve a range of scenarios and assumptions, including those regarding expected market rates of return and volatility, contract surrender rates and mortality
8

experience, and, reserves for guaranteed withdrawal benefits are considered embedded derivatives and reported at fair value;

4.exclusion of certain assets designated as nonadmitted assets from the Statements of Admitted Assets, Liabilities and Capital and Surplus for statutory purposes by directly charging surplus;

5.establishment of a formula reserve for realized and unrealized losses due to default and equity risk associated with certain invested assets (Asset Valuation Reserve (“AVR”)) for statutory purposes; as well as the deferral and amortization of realized gains and losses, caused by changes in interest rates during the period the asset is held, into income over the original life to maturity of the asset sold (Interest Maintenance Reserve (“IMR”)) for statutory purposes; whereas on a GAAP basis, no such formula reserve is required and realized gains and losses are recognized in the period the asset is sold;

6.the reporting of reserves and benefits, net of reinsurance ceded for statutory purposes; whereas on a GAAP basis, reserves are reported gross of reinsurance with reserve credits presented as recoverable assets, net of an allowance for expected credit losses:

7.for statutory purposes, investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1 through 5 are carried at amortized cost, and unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of Statement of Statutory Accounting Principles (“SSAP”) No. 43 - Revised ("43R") (Loan-backed and Structured Securities). GAAP requires that fixed maturities and loan-backed and structured securities be classified as "held-to-maturity,” "available-for-sale" or "trading,” based on the Company's intentions with respect to the ultimate disposition of the security and its ability to affect those intentions. The Company's bonds and loan-backed securities were classified on a GAAP basis as "available-for-sale" and accordingly, these investments were reflected at fair value with the corresponding impact included as a separate component of Stockholder's Equity;

8.for statutory purposes, Separate Account liabilities are calculated using prescribed actuarial methodologies, which approximate the market value of Separate Account assets, less applicable surrender charges. The Separate Account surplus generated by these reserving methods is recorded as an amount due to or from Separate Accounts on the Statements of Admitted Assets, Liabilities and Capital and Surplus, with changes reflected in the Statements of Operations. On a GAAP basis, Separate Account assets and liabilities must meet specific conditions to qualify as a Separate Account asset or liability. Amounts reported for Separate Account assets and liabilities are based upon the fair value of the underlying assets;

9.the consolidation of financial statements for GAAP reporting, whereas statutory accounting requires standalone financial statements with earnings of subsidiaries reflected as changes in unrealized gains or losses in surplus;

10.deferred income taxes, which provide for statutory/tax temporary differences, are subject to limitation and are charged directly to surplus, whereas, GAAP would include GAAP/tax temporary differences recognized as a component of net income;

11.comprehensive income and its components are not presented in the statutory-basis financial statements;

12.for statutory purposes derivative instruments that qualify for hedging, replication, or income generation are accounted for in a manner consistent with the hedged item, cash instrument and covered asset, respectively, which is typically amortized cost. Derivative instruments held for other investment and risk management activities, which do not receive hedge accounting treatment, receive fair value accounting for statutory purposes and are recorded at fair value with corresponding changes in value reported in unrealized gains and losses within surplus. For GAAP, derivative instruments are recorded at fair value with changes in value reported in earnings, with the exception of cash flow hedges and net investment hedges of a foreign operation, which are carried at fair value with changes in value reported as a separate component of Stockholder’s Equity.

13.embedded derivatives for statutory accounting are not bifurcated from the host contract, whereas, GAAP accounting requires the embedded derivative to be bifurcated from the host instrument, accounted for and reported separately.

9

14.for statutory purposes securities that are in an unrealized loss position are reviewed to determine if an OTTI is present based on (a) the length of time and the extent to which fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments; if the decline is determined other than temporary, an impairment charge is recorded and the previous cost less impairment becomes the new cost basis. For GAAP, credit impairment is recognized through an allowance for credit losses as opposed to a direct write down of the security and improvements in expected cash flows are recognized immediately in income as a reduction in the allowance; the amount of time a security is in an unrealized loss position is not considered when assessing impairment.

Aggregate Reserves for Life and Accident and Health Policies and Contracts and Liability for Deposit-Type Contracts

Aggregate reserves for payment of future life, health and annuity benefits were computed in accordance with applicable actuarial standards. Reserves for life insurance policies are generally based on the 1941, 1958, 1980 and 2001 Commissioner's Standard Ordinary Mortality Tables and various valuation rates ranging from 2.00% to 6.00%. Fixed Accumulation and On-benefit annuity reserves are based principally on individual and group annuity mortality tables at various rates ranging from 1.00% to 11.00% and using the Commissioner’s Annuity Reserve Valuation Method (“CARVM”). Variable Annuity reserves are calculated based on Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guidelines XLIII CARVM for Variable Annuities ("AG43"). Accident and health reserves are established using a two year preliminary term method and morbidity tables based primarily on Company experience.

For non-interest sensitive ordinary life plans, the Company waives deduction of deferred fractional premiums upon death of insured. Return of the unearned portion of the final premium is governed by the terms of the contract. The Company does not have any forms for which the cash values are in excess of the legally computed reserve.

Extra premiums are charged for substandard lives, in addition to the regular gross premiums for the true age. Mean reserves for traditional insurance products are determined by computing the regular mean reserve for the plan at the true age, and adding one-half (1/2) of the extra premium charge for the year. For plans with explicit mortality charges, mean reserves are based on appropriate multiples of standard rates of mortality.

As of December 31, 2020 and 2019, the Company had $12,464,067 and $11,141,055, respectively, of insurance in force, subject to 100% reinsurance to The Prudential Insurance Company of America (“Prudential”), for which the gross premiums are less than the net premiums according to the standard valuation set by the State of Connecticut. Reserves to cover the above insurance at December 31, 2020 and 2019 totaled $104,426 and $140,561 respectively, also subject to 100% reinsurance to Prudential.

The Company has established Separate Accounts to segregate the assets and liabilities of certain life insurance, pension and annuity contracts that must be segregated from the Company's General Account assets under the terms of its contracts. The assets consist primarily of marketable securities and are reported at fair value. Premiums, benefits and expenses relating to these contracts are reported in the Statements of Operations.

An analysis of annuity actuarial reserves and deposit fund liabilities by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below:

A. INDIVIDUAL ANNUITIES
10

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a. With market value adjustment	$5,944,946	$—	$—	$5,944,946	0.02%
b. At book value less current surrender charge of 5% or more	1,396,909	—	—	1,396,909	0.00%
c. At fair value	—	—	22,591,170,523	22,591,170,523	79.88%
d. Total with market value adjustment or at fair value (total of 1 through 3)	7,341,855	—	22,591,170,523	22,598,512,378	79.90%
e. At book value without adjustment (minimal or no charge or adjustment)	1,657,706,274	—	—	1,657,706,274	5.86%
2. Not subject to discretionary withdrawal	3,705,811,228	—	321,113,726	4,026,924,954	14.24%
3. Total (gross: direct + assumed)	5,370,859,357	—	22,912,284,249	28,283,143,606	100.00%
4. Reinsurance ceded	1,197,764,252	—	—	1,197,764,252
5. Total (net)	$4,173,095,105	$—	$22,912,284,249	$27,085,379,354
6. Amount included in A(1)b above that will move to A(1)e in the year after the statement date:	$698,455	$—	$—	$698,455

B. GROUP ANNUITIES

		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	268	—	—	268	0.01%
c. At fair value	—	—	1,635,254	1,635,254	86.25%
d. Total with market value adjustment or at fair value (total of 1 through 3)	268	—	1,635,254	1,635,522	86.26%
e. At book value without adjustment (minimal or no charge or adjustment)	260,582	—	—	260,582	13.74%
2. Not subject to discretionary withdrawal	—	—	—	—	0.00%
3. Total (gross: direct + assumed)	260,850	—	1,635,254	1,896,104	100.00%
4. Reinsurance ceded	—	—	—	—
5. Total (net)	$260,850	$—	$1,635,254	$1,896,104
6. Amount included in B(1)b above that will move to B(1)e in the year after the statement date:	$134	$—	$—	$134

C. DEPOSIT-TYPE CONTRACTS
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		Separate	Separate
	General	Accounts with	Accounts		% of
	Account	Guarantees	Nonguaranteed	Total	Total
1. Subject to discretionary withdrawal
a.. With market value adjustment	$—	$—	$—	$—	0.00%
b.. At book value less current surrender charge of 5% or more	—	—	—	—	0.00%
c. At fair value	—	—	—	—	0.00%
d. Total with market value adjustment or at fair value (total of 1 through 3)	—	—	—	—	0.00%
e. At book value without adjustment (minimal or no charge or adjustment)	16,586,840	—	—	16,586,840	1.66%
2. Not subject to discretionary withdrawal	985,406,069	—	—	985,406,069	98.34%
3. Total (gross: direct + assumed)	1,001,992,909	—	—	1,001,992,909	100.00%
4. Reinsurance ceded	802,727,992	—	—	802,727,992
5. Total (net)	$199,264,917	$—	$—	$199,264,917
6. Amount included in C(1)b above that will move to C(1)e in the year after the statement date:	$—	$—	$—	$—

Reconciliation of total annuity actuarial reserves and deposit fund liabilities:
F. Life and Accident & Health Annual Statement:
1. Exhibit 5, Annuities Section, Total (net)	$4,170,355,040
2. Exhibit 5, Supplementary Contract Section, Total (net)	3,000,915
3. Exhibit 7, Deposit-Type Contracts Section, Total (net)	199,264,917
4. Subtotal	4,372,620,872
Separate Account Annual Statement:	—
5. Exhibit 3, Annuities Section, Total (net)	22,913,919,503
6. Exhibit 3, Supplemental Contract Section, Total (net)	—
7. Policyholder dividend and coupon accumulations	—
8. Policyholder premiums	—
9. Guaranteed interest contracts	—
10. Exhibit 4, Deposit-Type Contracts Section, Total (net)	—
11. Subtotal	22,913,919,503
12. Combined total	$27,286,540,375

An analysis of life actuarial reserves by withdrawal characteristics for General and Separate Account liabilities as of December 31, 2020 is presented below:

A.    General Account
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	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$101,316,996	$101,316,996	$113,357,855
b. Universal Life	902,288,866	883,572,877	951,851,905
c. Universal Life with Secondary Guarantees	4,170,708,344	3,516,674,101	10,067,907,597
d. Indexed Universal Life	388,489,990	353,441,809	440,994,595
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	3,274,286	4,560,873
h. Variable Life	—	—	—
i. Variable Universal Life	508,160,869	502,158,778	630,446,070
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	1,125,904,589
b. Accidental Death Benefits	XXX	XXX	70,420
c. Disability - Active Lives	XXX	XXX	805,742
d. Disability - Disabled Lives	XXX	XXX	37,480,051
e. Miscellaneous Reserves	XXX	XXX	371,315,040
3. Total (gross: direct + assumed)	6,070,965,065	5,360,438,847	13,744,694,737
4. Reinsurance Ceded	5,462,370,647	4,749,413,764	13,086,578,078
5. Total (net) (3) - (4)	$608,594,418	$611,025,083	$658,116,659

B.    Separate Account with Guarantees

Not applicable.

C.    Separate Account Nonguaranteed

	Account Value	Cash Value	Reserve
1. Subject to discretionary withdrawal, surrender values, or policy loans:
a. Term Policies with Cash Value	$—	$—	$—
b. Universal Life	—	—	—
c. Universal Life with Secondary Guarantees	—	—	—
d. Indexed Universal Life	—	—	—
e. Indexed Universal Life with Secondary Guarantees	—	—	—
f. Indexed Life	—	—	—
g. Other Permanent Cash Value Life Insurance	—	—	—
h. Variable Life	—	—	—
i. Variable Universal Life	5,456,014,361	5,456,014,361	5,456,014,361
j. Miscellaneous Reserves	—	—	—
2. Not subject to discretionary withdrawal or no cash values
a. Term Policies without Cash Value	XXX	XXX	—
b. Accidental Death Benefits	XXX	XXX	—
c. Disability - Active Lives	XXX	XXX	—
d. Disability - Disabled Lives	XXX	XXX	—
e. Miscellaneous Reserves	XXX	XXX	—
3. Total (gross: direct + assumed)	5,456,014,361	5,456,014,361	5,456,014,361
4. Reinsurance Ceded	—	—	—
5. Total (net) (3) - (4)	$5,456,014,361	$5,456,014,361	$5,456,014,361

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Reconciliation of total life actuarial reserves and deposit fund liabilities:
D. Life and Accident & Health Annual Statement:
1. Exhibit 5, Life Insurance Section, Total (net)	$648,119,586
2. Exhibit 5, Accidental Death Benefits Section, Total (net)	70,420
3. Exhibit 5, Disability - Active Lives Section, Total (net)	544,246
4. Exhibit 5, Disability - Disabled Lives Section, Total (net)	4,693,869
5. Exhibit 5, Miscellaneous Reserves Section, Total (net)	4,688,538
6. Subtotal	658,116,659
Separate Account Annual Statement:
7. Exhibit 3, Line 0199999, Column 2	$5,456,014,361
8. Exhibit 3, Line 0499999, Column 2	—
9. Exhibit 3, Line 0599999, Column 2	—
10. Subtotal (Lines (7) through (9))	5,456,014,361
11. Combined Total ((6) and (10))	$6,114,131,020

Investments

Investments in unaffiliated bonds, other than loan-backed and structured securities, rated in NAIC classes 1-5 are carried at amortized cost and unaffiliated bonds rated in NAIC class 6 are carried at the lower of amortized cost or fair value. Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at amortized cost. Money market mutual funds, which are included in cash equivalents, are reported at fair value. Unaffiliated common stocks are carried at fair value. Investments in stocks of subsidiaries, controlled and affiliated (“SCA”) companies are based on the net worth of the subsidiary in accordance with SSAP No. 97 (Investment in Subsidiary, Controlled, and Affiliated Entities, a replacement of SSAP No. 88). The change in the carrying value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus. Unaffiliated preferred stocks are carried at cost, lower of cost or amortized cost, or fair value depending on the assigned credit rating and whether the preferred stock is redeemable or non-redeemable. Mortgage loans on real estate are stated at the outstanding principal balance, less any allowances for credit losses. Loan-backed bonds and structured securities are carried at either amortized cost or the lower of amortized cost or fair value in accordance with the provisions of SSAP No. 43R. Significant changes in estimated cash flows from the original purchase assumptions are accounted for using the prospective method, except for highly rated fixed rate securities, which use the retrospective method. The Company has ownership interests in joint ventures, investment partnerships and limited liability companies. The Company carries these interests based upon audited financial statements in accordance with SSAP No. 48 (Joint Ventures, Partnerships and Limited Liability Companies). Contract loans are carried at outstanding balances, which approximates fair value.

Interest income from fixed maturities and mortgage loans on real estate is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For fixed rate securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. The Company has not elected under SSAP No. 43R to use the book value as of January 1, 1994 as the cost for applying the retrospective adjustment method to securities purchased prior to that date. Investment income on variable rate and interest only securities is determined using the prospective method. Prepayment fees on bonds and mortgage loans on real estate are recorded in net investment income when earned. Dividends are recorded as earned on the ex-dividend date. For partnership investments, income is earned when cash distributions of income are received. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security’s yield.

Due and accrued investment income amounts over 90 days past due are nonadmitted. There was no investment income due and accrued excluded from surplus at December 31, 2020 and 2019.

Net realized gains and losses from investment sales represent the difference between the sales proceeds and the cost or amortized cost of the investment sold, determined on a specific identification basis. Net realized capital gains and losses also result from termination or settlement of derivative contracts that do not qualify, or are not designated, as a hedge for accounting purposes. Impairments are recognized within net realized capital losses when investment declines in value are deemed other-than-temporary. Foreign currency transaction gains and losses are also recognized within net realized capital gains and losses.
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The AVR is designed to provide a standardized reserving process for realized and unrealized losses due to default and equity risks associated with invested assets in accordance with SSAP No. 7 (Asset Valuation Reserve and Interest Maintenance Reserve). The AVR balances were $134,693,701 and $128,507,852 as of December 31, 2020 and 2019, respectively. Additionally, the IMR captures net realized capital gains and losses, net of applicable income taxes, resulting from changes in interest rates and amortizes these gains or losses into income over the life of the bond, preferred stock or mortgage loan sold or adjusts the IMR when an insurer reinsures a block of its in-force liabilities. The IMR balances as of December 31, 2020 and 2019 were $101,434,239 and $86,725,788, respectively. The net capital gains captured in the IMR, net of taxes, in 2020, 2019 and 2018 were $23,547,563, $17,318,892 and $196,740,460, respectively. The amount of income amortized from the IMR, net of taxes, included in the Company’s Statements of Operations in 2020, 2019 and 2018 was $8,839,112, $4,762,176 and $11,798,898, respectively. Realized capital gains and losses, net of taxes, not included in the IMR are reported in the Statements of Operations.

The Company’s accounting policy requires that a decline in the value of a bond or equity security below its cost or amortized cost basis be assessed to determine if the decline is other-than-temporary. In addition, for securities expected to be sold, an OTTI charge is recognized if the Company does not expect the fair value of a security to recover to its cost or amortized cost basis prior to the expected date of sale. The previous cost basis less the impairment becomes the new cost basis. The Company has a security monitoring process overseen by a committee of investment and accounting professionals that identifies securities that, due to certain characteristics, as described below, are subjected to an enhanced analysis on a quarterly basis.

Securities that are in an unrealized loss position are reviewed at least quarterly to determine if an OTTI is present based on certain quantitative and qualitative factors. The primary factors considered in evaluating whether a decline in value for securities not subject to SSAP No. 43R is other-than-temporary include: (a) the length of time and the extent to which the fair value has been less than cost or amortized cost, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, and (c) whether the debtor is current on contractually obligated payments. Once an impairment charge has been recorded, the Company continues to review the impaired securities for further OTTI on an ongoing basis.

For securities that are not subject to SSAP No. 43R, if the decline in value of a bond or equity security is other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost or amortized cost basis of the security.

For certain securitized financial assets with contractual cash flows (including asset-backed securities), SSAP No. 43R requires the Company to periodically update its best estimate of cash flows over the life of the security. If management determines that its best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment are less than its amortized cost, then an OTTI charge is recognized equal to the difference between the amortized cost and the Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment. The Company’s best estimate of expected future cash flows discounted at the security’s effective yield prior to the impairment becomes its new cost basis. Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the underlying collateral. As a result, actual results may differ from estimates. Projections of expected future cash flows may change based upon new information regarding the performance of the underlying collateral. In addition, if the Company does not have the intent and ability to hold a security subject to the provisions of SSAP No. 43R until the recovery of value, the security is written down to fair value.

Net realized capital losses resulting from write-downs for OTTI on corporate and asset-backed bonds were $4,753,109, $2,342,362, and $1,697,596 for the years ended December 31, 2020, 2019 and 2018, respectively. Net realized capital losses resulting from write-downs for OTTI on equities were $0 and immaterial for the years ended December 31, 2020, 2019, and 2018. See additional information on OTTI in Section J of Note 3.

Mortgage loans on real estate are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. For mortgage loans on real estate that are determined to be impaired, a valuation allowance is established for the difference between the carrying amount and the Company’s share of the fair value of the collateral. Additionally, a loss contingency valuation allowance is established for estimated probable credit losses on certain homogenous groups of loans. Changes in valuation allowances are recorded in net unrealized capital gains and losses. Interest income on an impaired loan is accrued to the extent it is deemed collectable and the loan continues to perform under its original or restructured terms. Interest
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income on defaulted loans is recognized when received. As of December 31, 2020, 2019 and 2018, the Company had $0 and immaterial impaired mortgage loans on real estate with related allowances for credit losses, respectively.

The Company accounts for derivative instruments in accordance with SSAP No. 86, Derivatives ("SSAP No. 86"). On the date the derivative contract is entered into, the Company designates the derivative as hedging, replication, or held for other investment and/or risk management activities. The Company’s derivative transactions are permitted uses of derivatives under the derivative use plans required by the Department.

Derivatives used in hedging relationships are accounted for in a manner consistent with the hedged item. Typically, cost paid or consideration received at inception of a contract is reported on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals are recorded in a manner consistent with the hedged item.

Derivatives used in replication relationships are accounted for in a manner consistent with the cash instrument and the replicated asset. Typically, cost paid or consideration received at inception of the contract is recorded on the balance sheet as a derivative asset or liability, respectively. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination of the derivative, any gain or loss is recognized as a derivative capital gain or loss.

Derivatives used in income generation relationships are accounted for in a manner consistent with the associated covered asset. Typically, consideration received at inception of the contract is recorded on the balance sheet as a derivative liability. Periodic cash flows and accruals of income/expense are recorded as a component of derivative net investment income. Upon termination, any remaining derivative liability, along with any disposition payments are recorded as a derivative capital gain or loss.

Derivatives held for other investment and/or risk management activities are reported at fair value in accordance with SSAP No. 86 and the changes in fair value are recorded in derivative unrealized gains and losses. Periodic cash flows and accruals of income/expense are recorded as components of derivative net investment income.

Adoption of Accounting Standards

In 2020, the NAIC adopted SSAP No. 108, Derivatives Hedging Variable Annuity Guarantees. This standard establishes statutory accounting principles to address certain limited derivative transactions hedging variable annuity guarantees subject to fluctuations as a result of interest rate sensitivity. It was effective January 1. 2020, and there was no impact upon adoption of this guidance.

In 2019, the NAIC amended SSAP No. 101R - Income Taxes to reflect the impact of the Federal Tax Cuts and Jobs Act along with clarification to certain admittance guidance for deferred tax assets. It was effective December 31, 2019, and there was no material impact to the Company.

In 2019, the NAIC adopted revisions drafted by the Life Actuarial Task Force to Section 21 of the Valuation Manual Requirements for Principle-Based Reserves for Variable Annuities ("VM-21") and Actuarial Guideline XLIII CARVM for Variable Annuities ("AG 43") which provided comprehensive updates to the CARVM. The revisions adopted to VM-21 and AG 43 represented an accounting change that must be recognized as a change in valuation basis under SSAP No. 51R-Life contracts. They were effective January 1, 2020 with early adoption permitted in 2019. As of December 31, 2019, the Company early adopted the valuation changes under AG 43. The impact of this valuation basis change is a decrease to Aggregate reserves for future benefits on the Statements of Admitted Assets, Liabilities and Capital and Surplus with a corresponding increase to surplus of approximately $57 million recorded through Change in reserve on account of change in valuation basis on the Statements of Changes in Capital and Surplus. .

Recently Issued Accounting Standards

In 2020, the NAIC adopted revisions to SSAP No. 86 – Derivatives to ensure reporting consistency for derivatives with financing components. The Company is adopting these revisions effective January 1, 2021 as required by the guidance. The revised guidance requires reporting derivatives gross of any amounts owed to/from the reporting entity from the acquisition or writing of the derivative (derivative premiums payable and receivable). Upon adoption, the Company will separately report derivative premiums payable and receivable as components of Receivables from
16

securities and Payables for securities reflecting amounts currently netted in Derivatives assets and Derivatives liabilities for derivatives which include financing components.

In 2020, the NAIC revised SSAP No. 32 – Preferred Stock to update definitions, measurement, and impairment guidance for preferred stock. Adoption of this guidance will modify the measurement of the Company’s perpetual preferred stock with NAIC ratings 1-3 from amortized cost to fair value. This is effective January 1, 2021 with early adoption permitted in 2020. The Company will adopt this guidance in 2021, and the impact is not expected to be material to the Company.

Other Items

The continuing impact of the outbreak of the novel coronavirus (“COVID-19”) and the related disruption to the worldwide economy are affecting companies across all industries.  Worldwide health emergency measures to combat the spread of the virus have caused severe disruption resulting in an economic slowdown. The duration and impact of the ongoing COVID-19 public health crises on the financial markets, overall economy and our operations are still uncertain, as is the efficacy of government and central bank interventions.  Additionally, further actions regulators may take in response to the COVID-19 public health crisis could impact financial markets and our operations. At this time, the Company is not able to reliably estimate the length and severity of the COVID-19 public health crises and, as such, cannot fully quantify its impact on the financial results, liquidity and capital resources of the Company and its operations in future periods. The Company has reviewed COVID-19 related Interpretations from the Statutory Accounting Principles Working Group of the NAIC. These interpretations as well as relief granted to customers to date have not had a material impact on the Company's financial condition or results of operations.
3. Investments

a. Components of Net Investment Income

	For the years ended December 31,
	2020	2019	2018
Interest income from bonds and short-term investments	$202,263,088	$231,450,496	$264,518,658
Interest income from contract loans	21,301	20,252	20,829
Interest income from mortgage loans on real estate	35,916,257	35,594,062	37,918,981
Interest and dividends from other investments	55,558,698	59,346,788	33,676,191
Gross investment income	293,759,344	326,411,598	336,134,659
Less: Investment expenses	8,760,313	10,970,334	13,781,665
Net investment income	$284,999,031	$315,441,264	$322,352,994

b. Components of Net Unrealized Capital Gains (Losses) on Bonds and Short-Term Investments

	As of December 31,
	2020	2019	2018
Gross unrealized capital gains	$887,075,048	$591,942,713	$241,992,681
Gross unrealized capital losses	(16,012,457)	(4,685,798)	(97,096,315)
Net unrealized capital gains	871,062,591	587,256,915	144,896,366
Balance, beginning of year	587,256,915	144,896,366	196,048,791
Change in net unrealized capital gains on bonds and
and short-term investments	$283,805,676	$442,360,549	$(51,152,425)

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c. Components of Net Unrealized Capital Gains (Losses) on Common and Preferred Stocks

	As of December 31,
	2020	2019	2018
Gross unrealized capital gains	$1,596,079	$255,465	$1,220
Gross unrealized capital losses	(722,344)	(722,344)	(10,587,132)
Net unrealized capital losses	873,735	(466,879)	(10,585,912)
Balance, beginning of year	(466,879)	(10,585,912)	675,462
Change in net unrealized capital gains/losses on
common and preferred stocks	$1,340,614	$10,119,033	$(11,261,374)

d. Components of Net Realized Capital Losses

	For the years ended December 31,
	2020	2019	2018
Bonds and short-term investments	$27,189,610	$18,951,747	$254,551,396
Common stocks - unaffiliated	416,065	635,615	784,151
Common stocks - affiliated	—	—	—
Preferred stocks - unaffiliated		—	(6,485,136)
Mortgage loans on real estate	(267,727)	—	8,893,521
Derivatives	(336,036,158)	(9,331,820)	(114,299,382)
Other invested assets	(15,076,014)	(1,199,430)	7,816,673
Net realized capital losses	(323,774,224)	9,056,112	151,261,223
Capital loss tax expense	8,227,481	4,097,605	70,177,864
Net realized capital losses, after tax	(332,001,705)	4,958,507	81,083,359
Less: Amounts transferred to IMR	23,547,563	17,318,892	196,740,460
Net realized capital losses, after tax	$(355,549,268)	$(12,360,385)	$(115,657,101)

The following table summarizes sales activity of unaffiliated bond, short-term investments and equity securities before tax and transfers to the IMR (without maturities and calls):

	For the years ended December 31,
	2020	2019	2018
Bonds and short-term investments
Sale proceeds	$3,816,539,619	$2,663,531,389	$4,264,689,399
Gross realized capital gains on sales	39,643,954	29,294,580	279,198,476
Gross realized capital losses on sales	(9,885,348)	(8,277,399)	(22,391,012)
Unaffiliated common and preferred stock
Sale proceeds	7,898,339	65,987,575	22,224,017
Gross realized capital gains on sales	123,844	2,583,992	1,349,154
Gross realized capital losses on sales	(111,635)	(1,948,376)	(565,003)

Additionally, for the years ended December 31, 2020, 2019 and 2018, there was $1,310,006, $4,133,978 and $1,467,972 of investment income generated on 17, 23 and 21 securities, respectively, as a result of prepayment penalties and acceleration fees on disposed securities with callable features.

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e. Investments - Derivative Instruments

Overview

The Company utilizes a variety of OTC derivatives, including OTC-cleared transactions, and exchange-traded derivative instruments as part of its overall risk management strategy. The types of instruments may include swaps, caps, floors, forwards, futures and options to achieve one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions. On the date the derivative contract is entered into, the Company designates the derivative as hedging (fair value, cash flow, or net investment in a foreign operation), replication, or held for other investment and/or risk management activities, which primarily involves managing asset or liability related risks which do not qualify for hedge accounting under SSAP No. 86. The Company’s derivative transactions are used in strategies permitted under the derivative use plans required by the Department.

Interest rate swaps, equity, and index swaps involve the periodic exchange of payments with other parties, at specified intervals, calculated using agreed upon rates or indices and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Credit default swaps entitle one party to receive a periodic fee in exchange for an obligation to compensate the other party should a credit event occur on the part of the referenced issuer.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments at a future date for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures’ contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Swaption contracts grant the purchaser, for a premium payment, the right to enter into an interest rate swap with the issuer on a specified future date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using agreed upon rates and exchanged principal amounts.

The Company clears interest rate swap and certain credit default swap derivative transactions through central clearing houses. OTC-cleared derivatives require initial collateral at the inception of the trade in the form of cash or highly liquid collateral, such as U.S. Treasuries and government agency investments. Central clearing houses also require additional cash collateral as variation margin based on daily market value movements. In addition, OTC-cleared transactions include price alignment interest either received or paid on the variation margin, which is reflected in net investment income.

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Strategies

The notional value, fair value, and carrying value of derivative instruments used during the years 2020 and 2019 are disclosed in the table presented below. During the years 2020 and 2019, the Company did not transact in or hold any positions related to net investment hedges in a foreign operation or income generation transactions. The notional amounts of derivative contracts represent the basis upon which pay or receive amounts are calculated and are not reflective of credit risk. The fair value of derivative instruments are based upon widely accepted pricing valuation models which utilize independent third-party data as inputs or independent broker quotations. For the years ended December 31, 2020 and 2019, the average fair values for derivatives held for other investment and/or risk management activities were $11,923,396 and $3,163,467, respectively. The Company did not have any unrealized gains or losses during 2020 and 2019 representing the component of the derivative instruments gain or loss from derivatives that no longer qualify for hedge accounting.

(Amounts in thousands)	As of December 31, 2020			As of December 31, 2019
Derivative type by strategy	Notional Value	Fair Value	Carrying Value	Notional Value	Fair Value	Carrying Value
Cash flow hedges
Foreign currency swaps	$24,232	$(1,655)	$(1,900)	$27,025	$(154)	$(405)
Replication transactions
Interest rate swaps	200,000	24,910	—	200,000	(964)	—
Other investment and/or Risk Management activities
GMWB hedging derivatives	—	—	—	4,876,660	62,686	62,686
Interest rate swaps and swaptions	69,188	(28)	(28)	—	—	—
Interest rate swaps - offsetting	371,110	(2,228)	(2,228)	371,110	(6,371)	(6,371)
Macro hedge program	15,256,123	(237,548)	(237,548)	13,873,416	(73,961)	(73,961)
Total	$15,920,653	$(216,549)	$(241,704)	$19,348,211	$(18,764)	$(18,051)

Cash Flow Hedges

Foreign currency swaps: Foreign currency swaps are used to convert foreign currency denominated cash flows associated with certain foreign denominated fixed maturity investments and liabilities to U.S. dollars. The foreign fixed maturities and liabilities are hedged to minimize cash flow fluctuations due to changes in currency rates.

Replication Transactions

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.
Other Investment and/or Risk Management Activities

The table below presents realized capital gains and (losses) on derivative instruments used for other investment and/or risk management activities.

(Amounts in thousands)	Realized Gains (Losses)
By strategy	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Credit default swaps	$6,364	$38	$—
Credit default swaps - offsetting	—	—	(95)
Foreign currency swaps and forwards	—	(15)	(5,292)
GMWB hedging derivatives	56,925	20,484	(56,795)
Equity index swaps, options, and futures	(3)	—	—
Interest rate swaps and swaptions	—	3,508	(5)
Macro hedge program	(396,152)	(34,377)	(49,614)
Total	$(332,866)	$(10,362)	$(111,801)

Credit default swaps: The Company enters into swap agreements in which the Company reduces or assumes credit exposure from an individual entity, referenced index or asset pool. In addition, the Company may enter into credit default swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value of the original swap.
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Foreign currency swaps and forwards: The Company enters into foreign currency swaps and forwards to hedge the foreign currency exposures in certain of its foreign fixed maturity investments.

Guaranteed Minimum Withdrawal Benefits (“GMWB”) hedging derivatives: The Company utilizes GMWB hedging derivatives as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the non-reinsured GMWB riders due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rates swaps and futures, and equity swaps, options and futures, on certain indices including the S&P 500 index, EAFE index and NASDAQ index. During 2020, the Company closed the dynamic hedging program as the targeted risk exposure was no longer significant. Any risks covered previously under the dynamic hedging program are now covered by the macro hedge program.

Equity index swaps, options, and futures: The Company enters into equity index swaps and futures to hedge equity risk of equity common stock investments. The Company also enters into equity index options to economically hedge the equity risk associated with various equity indexed products.

Interest rate swaps and swaptions: The Company enters into interest rate swaps and swaptions to manage duration between assets and liabilities. In addition, the Company may enter into interest rate swaps to terminate existing swaps in hedging relationships, thereby offsetting the changes in value in the original swap.

Macro hedge program: The Company utilizes equity options, swaps, futures, and foreign currency options to hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. Included are equity options with financing premiums for which the premium is paid at the end of the derivative contract.

Credit Risk Assumed through Credit Derivatives

The Company enters into credit default swaps that assume credit risk of a single entity or referenced index in order to synthetically replicate investment transactions that would be permissible under the Company's investment policies. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer’s debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard diversified portfolios of corporate and commercial mortgage-backed securities ("CMBS") issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

As of December 31, 2020, the Company did not hold any credit derivatives that assume credit risk.

The following table presents the notional amount, fair value, carrying value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amount, fair value, and carrying value for credit derivatives in which the Company is assuming credit risk as of December 31, 2019:

(Amounts in thousands)					Underlying Referenced Credit Obligation(s)
Credit Derivative type by derivative risk exposure	Notional Amount [2]	Fair Value	Carrying Value	Weighted Average Years to Maturity	Type	Average Credit Rating [1]	Offsetting Notional Amount [3]	Offsetting Fair Value [3]	Offsetting Carrying Value [3]

Single name credit default swaps
Investment grade risk exposure	$33,800	$339	$775	2 years	Corporate Credit/ Foreign Gov.	AA+	$—	$—	$—
Basket credit default swaps [4]
Investment grade risk exposure	50,000	277	898	1 year	Corporate Credit	AAA-	—	—	—
Total	$83,800	$616	$1,673				$—	$—	$—
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[1]    The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody’s, S&P, Fitch, and Morningstar. If no rating is available from a rating agency, then an internally developed rating is used.
[2]    Notional amount is equal to the maximum potential future loss amount. These derivatives are governed by agreements, clearing house rules, and applicable law which include collateral posting requirements. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.
[3]    The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid, related to the original swap.
[4]    Comprised of swaps of standard market indices of diversified portfolios of corporate and CMBS issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index.

Credit Risk

The Company’s derivative counterparty exposure policy establishes market-based credit limits, favors long-term financial stability and creditworthiness of the counterparty and typically requires credit enhancement/credit risk reducing agreements. The Company minimizes the credit risk in derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company’s risk management team and reviewed by senior management. OTC-cleared transactions reduce risk due to their ability to require daily variation margin, monitor the Company's ability to request additional collateral in the event of a counterparty downgrade, and act as an independent valuation source.

The Company has developed credit exposure thresholds which are based upon counterparty ratings. Credit exposures are measured using the market value of the derivatives, resulting in amounts owed to the Company by its counterparties or potential payment obligations from the Company to its counterparties. Credit exposures are generally quantified daily based on the prior business day’s market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds. In accordance with industry standards and the contractual agreements, collateral is typically settled on the next business day. The Company has exposure to credit risk for amounts below the exposure thresholds which are uncollateralized, as well as for market fluctuations that may occur between contractual settlement periods of collateral movements.

Counterparty exposure thresholds are developed for each of the counterparties based upon their ratings. The maximum uncollateralized threshold for a derivative counterparty is $10 million. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company also generally requires that OTC derivative contracts be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty.

For the years ended December 31, 2020, 2019, and 2018, the Company had no losses on derivative instruments due to counterparty nonperformance.

f. Concentration of Credit Risk

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk. As of December 31, 2020 and 2019, the Company is not exposed to any credit concentration risk of a single issuer, excluding U.S. government and certain U.S. government agencies, greater than 10% of the Company’s capital and surplus.

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g. Bonds, Cash Equivalents, Short-Term Investments, Common Stocks and Preferred Stocks

		Gross	Gross	Estimated
Bonds, Cash Equivalents and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2020	Value	Gains	Losses	Value
U.S. government and government agencies and authorities
Guaranteed and sponsored - excluding asset-backed	$363,371,018	$97,671,877	$(5,513,737)	$455,529,158
Guaranteed and sponsored - asset-backed	220,335,088	10,941,438	(835,171)	230,441,355
States, municipalities and political subdivisions	278,475,288	72,123,925	—	350,599,213
International governments	81,781,745	11,602,622	—	93,384,367
All other corporate - excluding asset-backed	2,613,809,343	653,452,810	(4,176,783)	3,263,085,370
All other corporate - asset-backed	988,235,052	36,158,618	(5,462,609)	1,018,931,061
Hybrid securities	25,079,899	5,113,182	—	30,193,081
Cash equivalents and short-term investments	266,053,791	10,576	(24,157)	266,040,210
Total bonds, cash equivalents and short-term investments	$4,837,141,224	$887,075,048	$(16,012,457)	$5,708,203,815

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2020	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$7,787,445	$1,160,967	$(722,344)	$8,226,068
Common stocks - affiliated	7,300,225	276,097	—	7,576,322
Total common stocks	$15,087,670	$1,437,064	$(722,344)	$15,802,390

		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2020	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$6,639,285	$159,015	$—	$6,798,300
Total preferred stocks	$6,639,285	$159,015	$—	$6,798,300

		Gross	Gross	Estimated
Bonds and Short-Term Investments	Statement	Unrealized	Unrealized	Fair
As of December 31, 2019	Value	Gains	Losses	Value
U.S. government and government agencies and authorities:
Guaranteed and sponsored - excluding asset-backed	$255,268,997	$56,687,436	$(3,152)	$311,953,281
Guaranteed and sponsored - asset-backed	243,979,128	7,448,916	(377,430)	251,050,614
States, municipalities and political subdivisions	283,614,050	50,069,514	(17,631)	333,665,933
International governments	121,297,334	9,844,043	(10,050)	131,131,327
All other corporate - excluding asset-backed	2,721,763,447	440,023,514	(2,065,048)	3,159,721,913
All other corporate - asset-backed	906,485,109	23,998,693	(2,171,726)	928,312,076
Hybrid securities	16,751,250	3,846,775	—	20,598,025
Cash equivalents and short-term investments	294,962,108	23,822	(40,762)	294,945,168
Total bonds and short-term investments	$4,844,121,423	$591,942,713	$(4,685,799)	$5,431,378,337

		Gross	Gross	Estimated
Common Stocks		Unrealized	Unrealized	Fair
As of December 31, 2019	Cost	Gains	Losses	Value
Common stocks - unaffiliated	$2,683,644	$—	$(722,344)	$1,961,300
Common stocks - affiliated	7,300,225	247,814	—	7,548,039
Total common stocks	$9,983,869	$247,814	$(722,344)	$9,509,339
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		Gross	Gross	Estimated
Preferred Stocks	Statement	Unrealized	Unrealized	Fair
As of December 31, 2019	Value	Gains	Losses	Value
Preferred stocks - unaffiliated	$2,272,049	$7,651	$—	$2,279,700
Total preferred stocks	$2,272,049	$7,651	$—	$2,279,700

The statement value and estimated fair value of bonds, cash equivalents and short-term investments at December 31, 2020 by expected maturity year are shown below. Expected maturities may differ from contractual maturities due to call or prepayment provisions. Asset-backed securities (“ABS”), including mortgage-backed securities and collateralized mortgage obligations, (are distributed to maturity year based on the Company’s estimate of the rate of future prepayments of principal over the remaining lives of the securities. These estimates are developed using prepayment speeds provided in broker consensus data. Such estimates are derived from prepayment speeds experienced at the interest rate levels projected for the applicable underlying collateral. Actual prepayment experience may vary from these estimates.

	Statement	Estimated
Maturity	Value	Fair Value
Due in one year or less	$529,384,254	$533,402,978
Due after one year through five years	1,191,249,209	1,238,908,854
Due after five years through ten years	1,030,374,710	1,183,284,978
Due after ten years	2,086,133,051	2,748,334,288
Total	$4,837,141,224	$5,703,931,098

At December 31, 2020 and 2019, securities with a statement value of $4,144,462 and $4,144,366, respectively, were on deposit with government agencies as required by law in various jurisdictions in which the Company conducts business.

h. Mortgage Loans on Real Estate

The Company had a maximum and minimum lending rate of 4.77% and 3.00% for loans during 2020 and had a maximum and minimum lending rate of 5.72% and 3.20% during 2019. During 2020 and 2019, the Company did not reduce interest rates on any outstanding mortgage loans on real estate. For loans held as of December 31, 2020 and 2019, the highest loan to value percentage of any one loan at the time of loan origination, exclusive of insured, guaranteed, purchase money mortgages or construction loans was 71.5% and 69.7%, respectively. There were no taxes, assessments or amounts advanced and not included in the mortgage loan total. As of December 31, 2020 and 2019, the Company did not hold mortgages with interest more than 180 days past due. As of December 31, 2020 and 2019, there were $0 and immaterial amounts of impaired loans with $0 and immaterial related allowances for credit losses, and the interest income recognized during the period the loans were impaired was also $0 and immaterial, respectively.

i. Restructured Debt in which the Company is a Creditor

The Company had no recorded investments in restructered loans, as of December 31, 2020 and 2019, respectively.

j.    Joint Ventures, Partnerships and Limited Liability Companies

The Company has no investments in joint ventures, partnerships or limited liability companies that exceed 10% of admitted assets. The Company recognized OTTI of $15,018,180, $1,923,072 and $6,485,136 for the years ended December 31, 2020, 2019 and 2018, respectively, on certain limited partnerships and one state tax credit limited liability company (LLC). The partnerships were impaired because their cost basis sustained a decline in value that the Company determined to be other-than-temporary. The OTTI were determined as the difference between the fair value from the partnership financial statements and the carrying value of the investments based on the equity method of accounting. The state tax credit LLC was impaired because the Company recovered a portion of the cost of the investment through receipt of tax credits and other tax benefits and not through investment activity. The LLC OTTI was determined as the difference between the remaining expected future tax credits and other tax benefits expected to be received over the life of the investment and the carrying value of the investment.

k. Repurchase Agreements and Other Collateral Transactions

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From time to time, the Company enters into repurchase agreements to manage liquidity or to earn incremental spread income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage-backed security is sold with an agreement to repurchase substantially the same security at a specified time in the future. These transactions generally have a contractual maturity of 90 days or less. Therefore, the carrying amounts of these instruments approximate fair value.

Under repurchase agreements, the Company transfers collateral of U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains cash in an amount equal to at least 95% of the fair value of the securities transferred. The agreements require additional collateral to be transferred when necessary and provide the counterparty the right to sell or re-pledge the securities transferred. The cash received from the repurchase program is typically invested in short-term investments or bonds and is reported as an asset on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus. Repurchase agreements include master netting provisions that provide both counterparties the right to offset claims and apply securities held by them with respect of their obligations in the event of default. The Company accounts for the repurchase agreements as collateralized borrowings. The securities transferred under repurchase agreements are included in bonds, with the obligation to repurchase those securities recorded in other liabilities in the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020, the fair value and amortized cost of the US. goverment securities transferred were $162,067,181 and 110,202,238 respectively, with maturities greater than 3 years. The corresponding liability to repurchase was $158,756,325 with a contractual maturity less than one year as of December 31, 2020. The securities acquired from the use of the collateral in connection with the repurchase agreement transactions were short-term investments with amortized cost approximating fair value of $158,756,325 with a maturity date less than 360 as of December 31, 2020. As of December 31, 2019, the Company had no outstanding repurchase agreements.

The Company also may enter into reverse repurchase agreements where the Company purchases securities and simultaneously agrees to resell the same or substantially the same securities. The agreements require additional collateral to be transferred to the Company when necessary and the Company has the right to sell or re-pledge the securities received. The agreements have a contractual maturity of one year or less, and are accounted for as collateralized financing. The receivable for reverse repurchase agreements, included within Short-term investments on the Company's Statements of Admitted Assets, Liabilities and Capital and Surplus, as of December 31, 2020 and 2019, was $8,529,737 and $2,955,307, respectively, with a fair value of $8,508,412 and $2,952,351, respectively.

Reinvested proceeds from repurchase agreements transactions consist of short-term, high quality investments and U.S. government and government agency securities. These can be sold and used to meet collateral calls in a stress scenario. In addition, the liquidity resources of most of its general account investment portfolio are available to meet any potential cash demand when securities are returned to the Company. The potential impacts of repurchase agreements on the Company’s liquidity and capital position are stress tested monthly, under Talcott's Liquidity Risk Policy.

The Company also enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2020 and 2019, securities pledged of $287,378,566 and $130,276,878, respectively, were included in Bonds and Cash, cash equivalents and short-term investments, on the Statements of Admitted Assets, Liabilities and Capital and Surplus. The counterparties have the right to sell or re-pledge these securities. The Company also pledged cash collateral associated with derivative instruments with a statement value of $39,666,465 and $34,309,079, respectively, as of December 31, 2020 and 2019, included in Other invested assets, on the Statements of Admitted Assets, Liabilities and Capital and Surplus.

As of December 31, 2020 and 2019, the Company accepted cash collateral associated with derivative instruments with a statement value of $93,719,979 and $170,792,087, respectively, which was invested and recorded in the Statements of Admitted Assets, Liabilities and Capital and Surplus in Bonds and Cash, cash equivalents and short-term investments with a corresponding amount recorded in Collateral on derivatives reported in Liabilities. The Company also accepted securities collateral as of December 31, 2020 and 2019 of $0 and $9,269,217, respectively, of which the Company has the ability to sell or repledge. As of December 31, 2020 and 2019, the Company did not repledge securities and did not sell any securities collateral. In addition, as of December 31, 2020 and 2019, noncash collateral accepted was held in separate custodial accounts and was not included in the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus.

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l. Security Unrealized Loss Aging

The Company has a security monitoring process overseen by a committee of investment and accounting professionals that, on a quarterly basis, identifies securities in an unrealized loss position that could potentially be other-than-temporarily impaired. For further discussion regarding the Company’s OTTI policy, see Note 2. Due to the issuers’ continued satisfaction of the securities’ obligations in accordance with their contractual terms and the expectation that they will continue to do so, as well as the evaluation of the fundamentals of the issuers’ financial condition and other objective evidence, the Company believes that the prices of the securities in the sectors identified in the tables below were temporarily depressed as of December 31, 2020 and 2019.

The following table presents amortized cost or statement value, fair value, and unrealized losses for the Company’s bond and equity securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position as of December 31, 2020 and 2019:

December 31, 2020	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$111,452	$105,938	$(5,514)	$—	$—	$—	$111,452	$105,938	$(5,514)
Guaranteed & sponsored - asset-backed	37,719	36,906	(813)	442	420	(22)	38,161	37,326	(835)
All other corporate - excluding asset-backed	54,299	50,412	(3,887)	2,314	2,024	(290)	56,613	52,436	(4,177)
All other corporate - asset-backed	150,376	145,745	(4,631)	99,044	98,213	(831)	249,420	243,958	(5,462)
Short-term investments	17,558	17,534	(24)	—	—	—	17,558	17,534	(24)
Total fixed maturities	371,404	356,535	(14,869)	101,800	100,657	(1,143)	473,204	457,192	(16,012)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$371,404	$356,535	$(14,869)	$102,522	$100,657	$(1,865)	$473,926	$457,192	$(16,734)

December 31, 2019	Less Than 12 Months			12 Months or More			Total
	Amortized		Unrealized	Amortized		Unrealized	Amortized		Unrealized
(Amounts in thousands)	Cost	Fair Value	Losses	Cost	Fair Value	Losses	Cost	Fair Value	Losses
U.S. government and government agencies & authorities:
Guaranteed & sponsored - excluding asset-backed	$—	$—	$—	$3,189	$3,186	$(3)	$3,189	$3,186	$(3)
Guaranteed & sponsored - asset-backed	19,037	18,713	(324)	4,240	4,187	(53)	23,277	22,900	(377)
States, municipalities & political subdivisions	7,805	7,787	(18)	—	—	—	7,805	7,787	(18)
International governments	1,914	1,904	(10)	—	—	—	1,914	1,904	(10)
All other corporate - excluding asset-backed	46,654	46,298	(356)	24,761	23,052	(1,709)	71,415	69,350	(2,065)
All other corporate - asset-backed	115,474	114,787	(687)	140,534	139,049	(1,485)	256,008	253,836	(2,172)
Short-term investments	88,116	88,075	(41)	—	—	—	88,116	88,075	(41)
Total fixed maturities	279,000	277,564	(1,436)	172,724	169,474	(3,250)	451,724	447,038	(4,686)
Common stock-unaffiliated	—	—	—	722	—	(722)	722	—	(722)
Total stocks	—	—	—	722	—	(722)	722	—	(722)
Total securities	$279,000	$277,564	$(1,436)	$173,446	$169,474	$(3,972)	$452,446	$447,038	$(5,408)

As of December 31, 2020, fixed maturities, comprised of 103 securities, accounted for approximately 96% of the Company’s total unrealized loss amount. The securities were primarily related to US. government agency securities, commercial mortgage-back securities, and corporate securities concentrated in the energy and transportation sectors. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2020, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The increase in fixed maturities unrealized losses during 2020 was primarily attributable to widening credit spreads on higher yielding corporate securities and asset-backed securities.

Most of the securities depressed for twelve months or more primarily related to collateralized loan obligations and corporate securities concentrated in the energy sector. Collateralized loan obligations were primarily depressed because current market spreads are wider than spreads at the securities respective purchase dates. Corporate securities were depressed because of an
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increase in interest rate and/or the securities have floating rate coupons and have long-dated maturities, and current credit spreads are wider than when these securities were purchased. As of December 31, 2020, the Company does not have an intention to sell any securities in an unrealized loss position, and for loan-backed and structured securities, has the intent and ability to hold these securities until values recover. Furthermore, based upon the Company’s cash flow modeling and the expected continuation of contractually required principal and interest payments, the Company has deemed these securities to be temporarily impaired as of December 31, 2020.

As of December 31, 2019, fixed maturities, comprised of 145 securities, accounted for approximately 87% of the Company’s total unrealized loss amount. The securities were primarily related to collateralized debt obligations securities, corporate securities concentrated in the energy sector, and commercial mortgage-backed securities. These sectors were depressed primarily due to an increase in interest rates and/or widening of credit spreads since the securities were purchased. As of December 31, 2019, 99% of the securities in an unrealized loss position were depressed less than 20% of amortized cost. The decrease in unrealized losses during 2019 was primarily attributable to tighter credit spreads.

m. Loan-backed and Structured Securities OTTI

For the years ended December 31, 2020, 2019 and 2018, the Company did not recognize losses for OTTI on loan-backed and structured securities due to the intent to sell impaired securities or due to the inability or lack of intent to retain an investment in a security for a period of time sufficient to recover the amortized cost basis.

n. 5GI Securities

A 5GI is assigned by the NAIC Securities Valuation Office (“SVO”) to certain obligations when an insurer certifies that the documentation necessary to permit a full credit analysis of a security does not exist, that the issuer or Obligator is current on all contracted interest and principal pay downs and that the insurer has the expectation of ultimate payment of all contracted payments.  The 5GI securities for the Company are immaterial for the years ended December 31, 2020 and 2019.

4. Fair Value Measurements

Fair value is determined based on the "exit price" notion which is defined as the price that would be received to sell an asset or paid to transfer a liability in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants. Financial instruments carried at fair value in the Company’s financial statements include certain bonds, stocks, derivatives, and Separate Account assets.

The Company's investment manager for the Company's general account (a registered investment adviser under the Investment Advisers Act of 1940), with oversight by the Company's Investment Management Department and its Finance and Investment Committee ("FIC"), a committee co-chaired by the Chief Investment Officer and the Chief Risk Officer of the Company, estimates the fair value for financial assets held in the Company's general account and guaranteed separate accounts based on the framework established in the fair value accounting guidance. The Company reviews its investment manager's pricing policy on a periodic basis, with any changes to be approved by the FIC. The Company reserves the right to take exception to its investment manager's pricing of a particular asset and, with FIC's approval, to adjust the price received from its investment manager for that particular asset. The Company estimates the fair value for financial liabilities based on the framework established in the fair value accounting guidance. The framework is based on the inputs used in valuation, gives the highest priority to quoted prices in active markets and requires that observable inputs be used in the valuations when available. The Company categorizes its assets and liabilities measured at estimated fair value based on whether the significant inputs into the valuation are observable. The fair value hierarchy categorizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2, or 3)

Level 1    Unadjusted quoted prices for identical assets or liabilities in active markets that the Company has the ability to access at the measurement date.

Level 2    Observable inputs, other than quoted prices included in Level 1, for the asset or liability, or prices for similar assets and liabilities.

Level 3    Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to
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determine the Level 3 fair values. Level 3 fair values represent the Company’s best estimate of amounts that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company's investment manager will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company's investment manager has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company’s bonds included in Level 3 are classified as such because these securities are primarily within illiquid markets and/or priced by independent brokers.
The following table presents assets and (liabilities) carried at fair value by hierarchy level:

As of December 31, 2020
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$1	$—	$1
	Common stocks - unaffiliated	6,665	—	1,561	—	8,226
	Cash equivalents	156,240	—	—	—	156,240
	Total bonds and stocks	162,905	—	1,562	—	164,467
	Derivative assets
	Interest rate derivatives	—	6,056	—	—	6,056
	Macro hedge program	—	47,962	142,247	—	190,209
	Total derivative assets	—	54,018	142,247	—	196,265
	Separate Account assets [1]	28,421,105	—	—	—	28,421,105
	Total assets accounted for at fair value	$28,584,010	$54,018	$143,809	$—	$28,781,837
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Foreign exchange derivatives	$—	$(1,900)	$—	$—	(1,900)
	Interest rate derivatives	—	(8,312)	—	—	(8,312)
	Macro hedge program	—	(38,732)	(389,025)	—	(427,757)
	Total liabilities accounted for at fair value	$—	$(48,944)	$(389,025)	$—	$(437,969)

[1]Excludes approximately $9.2 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100 (Fair Value Measurements).
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As of December 31, 2019
	(Amounts in thousands)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Net Asset Value (NAV)	Total
a.	Assets accounted for at fair value
	All other corporate bonds – asset-backed	$—	$—	$8	—	$8
	Common stocks - unaffiliated	8,128	—	1,961	—	10,089
	Cash equivalents	91,245	—	—	—	91,245
	Total bonds and stocks	99,373	—	1,969	—	101,342
	Derivative assets
	Interest rate derivatives	—	2,916	—	—	2,916
	Foreign exchange derivatives	—	82	—	—	82
	GMWB hedging instruments	—	54,452	23,268	—	77,720
	Macro hedge program	—	—	80,986	—	80,986
	Total derivative assets	—	57,450	104,254	—	161,704
	Separate Account assets [1]	27,235,285	—	—	—	27,235,285
	Total assets accounted for at fair value	$27,334,658	$57,450	$106,223	$—	$27,498,331
b.	Liabilities accounted for at fair value
	Derivative liabilities
	Foreign exchange derivatives	—	(487)	—	—	(487)
	Interest rate derivatives	—	(9,287)	—	—	(9,287)
	GMWB hedging instruments	—	(13,278)	(1,756)	—	(15,034)
	Macro hedge program	—	—	(154,947)	—	(154,947)
	Total liabilities accounted for at fair value	$—	$(23,052)	$(156,703)	$—	$(179,755)

[1]     Excludes approximately $8.5 million of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

Valuation Techniques, Procedures and Controls

The Company determines the fair values of certain financial assets and liabilities based on quoted market prices where available and where prices represent reasonable estimates of fair value. The Company also determines fair values based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company’s default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the preceding tables.

The fair value process is monitored by the Valuation Committee of the Company's investment manager, which is a cross-functional group of senior management that meets at least quarterly. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments as well as addressing valuation issues and approving changes to valuation methodologies and pricing sources. There are also two working groups under the Valuation Committee of the Company's investment manager, a Securities Valuation Group and a Derivatives Valuation Group, which include various investment, operations, accounting, compliance and risk management professionals that meet on a regular basis, to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes.

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In addition, the Finance and Investment Committee of the Company, co-chaired by its Chief Investment Officer and Chief Financial Officer, is responsible for the approval and monitoring of the Valuation Policy of the Company as well as the adjudication of any valuation disputes thereunder. The Valuation Policy addresses valuation of all financial instruments held in the general account and guaranteed separate accounts of the Company, including all derivative positions. The Finance and Investment Committee meets regularly, and its members include a cross-functional group of senior management as well as various investment, accounting, finance, and risk management professionals.

Bonds and Stocks

The fair value of bonds and stocks in an active and orderly market (e.g., not distressed or forced liquidation) are determined by the Company's investment manager using a "waterfall" approach after considering the following pricing sources: quoted prices for identical assets or liabilities, prices from third-party pricing services, independent broker quotations, or internal matrix pricing processes. Typical inputs used by these pricing sources include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates. Most bonds do not trade daily. Based on the typical trading volumes and the lack of quoted market prices for bonds, third-party pricing services utilize matrix pricing to derive security prices. Matrix pricing relies on securities' relationships to other benchmark quoted securities, which trade more frequently. Pricing services utilize recently reported trades of identical or similar securities making adjustments through the reporting date based on the preceding outlined available market observable information. If there are no recently reported trades, the third-party pricing services may develop a security price using expected future cash flows based upon collateral performance and discounted at an estimated market rate. Both matrix pricing and discounted cash flow techniques develop prices by factoring in the time value for cash flows and risk, including liquidity and credit.

Prices from third-party pricing services may be unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

The Company's investment manager utilizes an internally developed matrix pricing process for private placement securities for which the Company is unable to obtain a price from a third-party pricing service. The process is similar to the third-party pricing services. The Company's investment manager develops credit spreads each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The credit spreads determined through this survey approach are based upon the issuer’s financial strength and term to maturity, utilizing independent public security index and trade information and adjusting for the non-public nature of the securities. Credit spreads combined with risk-free rates are applied to contractual cash flows to develop a price.

The Company's investment manager performs ongoing analyses of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. In addition, the Company's investment manager ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models utilizing spreads, and when available, market indices. As a result of these analyses, if the Company's investment manager determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee of the Company's investment manager.

The Company's investment manager conducts other specific monitoring controls around pricing. Daily, weekly and monthly analyses identify price changes over pre-determined thresholds for bonds and equity securities. Monthly analyses identify prices that have not changed, and missing prices. Also, on a monthly basis, a second source validation is performed on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differs from what the Company's investment manager feels a market participant would use. Examples of other procedures performed include, but are not limited to, initial and ongoing review of third-party pricing services’ methodologies, review of pricing statistics and trends and back testing recent trades.

The Company's investment manager has analyzed the third-party pricing services’ valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services
30

are classified into Level 2 because the inputs used in pricing the securities are observable. Due to the lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers’ prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

Derivative Instruments

Derivative instruments are fair valued using pricing valuation models for OTC derivatives that utilize independent market data inputs, quoted market prices for exchange-traded derivatives and OTC-cleared derivatives, or independent broker quotations.

The Company performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. The Company performs various controls on derivative valuations which include both quantitative and qualitative analyses. Analyses are conducted by a cross-functional group of investment, actuarial, risk and information technology professionals that analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than pre-defined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives and all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. As to certain derivatives that are held by the Company as well as its investment manager's other clients, the Company's investment manager performs ongoing analysis of the valuations, assumptions, and methodologies used to ensure that the prices represent a reasonable estimate of the fair value. On a daily basis, the Company's investment manager compares market valuations to counterparty valuations for all OTC derivatives held by the Company for collateral purposes.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

Valuation Inputs for Investments

For Level 1 investments, which are comprised of exchange-traded securities and open-ended mutual funds, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For the Company’s Level 2 and 3 bonds and stocks, typical inputs used by pricing techniques include, but are not limited to, benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids, offers, and/or estimated cash flows, prepayment speeds, and default rates.

A description of additional inputs used in the Company’s Level 2 and Level 3 measurements is included in the following discussion:

Level 2    The fair values of most of the Company’s Level 2 investments are determined by management after considering prices received from third-party pricing services. These investments include mostly bonds and preferred stocks.

Asset-backed securities, collateralized loan obligations, commercial and residential mortgage-backed securities - Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, and credit default swap indices. Commercial and residential mortgage-backed securities prices also include estimates of the rate of future principal prepayments over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral.

All other corporate bonds, including surplus debentures - Primary inputs also include observations of credit default swap curves related to the issuer, and political events in emerging market economies where applicable.

State, municipalities and political subdivisions - Primary inputs also include Municipal Securities Rulemaking Board reported trades notices, and issuer financial statements.

31

Credit derivatives - Primary inputs include the swap yield curve and credit default swap curves.

Equity derivatives - Primary inputs include equity index levels.

Foreign exchange derivatives - Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

Interest rate derivatives - Primary input is the swap yield curve.

Level 3    Most of the Company’s securities classified as Level 3 include less liquid securities such as lower quality asset-backed securities, commercial and residential mortgage-backed securities primarily backed by sub-prime loans. Also included in Level 3 are securities valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third-party pricing services, including municipal securities, foreign government/government agency securities, and bank loans. Primary inputs for these long-dated securities are consistent with the typical inputs used in the preceding noted Level 1 and Level 2 measurements, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include equity and interest rate volatility and swap yield curves beyond observable limits.

Separate Account assets

Non-guaranteed Separate Account assets are primarily invested in mutual funds and are valued by the underlying mutual funds in accordance to their valuation policies and procedures.

Significant Unobservable Inputs for Level 3 Assets Measured at Fair Values

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value. The tables exclude corporate securities for which fair values are predominantly based on broker quotations. As of December 31, 2020 and December 31, 2019, the Company did not have any material Level 3 bonds measured at fair value that were not based on broker quotations.

(Amounts in thousands)	December 31, 2020
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
Macro hedge program
Equity options [2]	246,778	Option model	Equity volatility	—%	53%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

(Amounts in thousands)	December 31, 2019
Free Standing Derivatives	Fair Value	Predominant Valuation Method	Significant Unobservable Input	Minimum	Maximum	Impact of Increase in Input on Fair Value [1]
GMWB hedging instruments
Equity options	$78	Option model	Equity volatility	37%	39%	Increase
Customized swaps	21,434	Discounted cash flows	Equity volatility	11%	23%	Increase
Macro hedge program
Equity options [2]	(74,333)	Option model	Equity volatility	11%	35%	Increase

[1] The impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.
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[2] Level 3 macro hedge derivatives excludes those for which the Company bases fair value on broker quotations as noted in the following discussion.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include corporate bonds and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non-broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the years ended December 31, 2020 and 2019, no significant adjustments were made by the Company to broker prices received.

Assets and Liabilities Measured at Fair Value Using Significant Unobservable Inputs (Level 3)

The tables below provides a roll-forward of financial instruments measured at fair value using significant unobservable inputs (Level 3) for the years ended December 31, 2020 and 2019:

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan.1, 2020	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2020
Assets
All other corporate bonds – asset-backed	$8	$—	$—	$—	$19	$—	$—	$(26)	$1
Common stocks - unaffiliated	1,961	—	—	—	—	7	(407)	—	1,561
Total bonds and stocks	1,969	—	—	—	19	7	(407)	(26)	1,562
Derivatives
GMWB hedging instruments	21,512	—	—	—	(21,512)	—	—	—	—
Total derivatives [3]	21,512	—	—	—	(21,512)	—	—	—	—
Total assets	$23,481	$—	$—	$—	$(21,493)	$7	$(407)	$(26)	$1,562
Liabilities
Derivatives
Macro hedge program	$(73,961)	$—	$—	$(191,158)	$251,472	$(69,653)	$—	$(163,478)	$(246,778)
Total derivatives (3)	(73,961)	—	—	(191,158)	251,472	(69,653)	—	(163,478)	(246,778)
Total liabilities	$(73,961)	$—	$—	$(191,158)	$251,472	$(69,653)	$—	$(163,478)	$(246,778)

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

				Total Realized/
				Unrealized Gains
	Fair Value	Transfers	Transfers	(Losses) Included in:					Fair Value
	as of	into	out of	Net		Purchases/	Sales/		as of
(Amounts in thousands)	Jan. 1, 2019	Level 3 [2]	Level 3 [2]	Income [1]	Surplus	Increases	Decreases	Settlements	Dec. 31, 2019
Assets
All other corporate bonds – asset-backed	$44	$—	$—	$—	$3	$—	$—	$(39)	$8
Common stocks - unaffiliated	3,409	—	—	—	—	—	(1,448)	—	1,961
Total bonds and stocks	3,453	—	—	—	3	—	(1,448)	(39)	1,969
Derivatives
GMWB hedging instruments	21,489	—	—	—	23	—	—	—	21,512
Macro hedge program	199,257	—	—	(1,472)	(273,518)	1,852	—	(80)	(73,961)
Total derivatives [3]	220,746	—	—	(1,472)	(273,495)	1,852	—	(80)	(52,449)
Total assets	$224,199	$—	$—	$(1,472)	$(273,492)	$1,852	$(1,448)	$(119)	$(50,480)

[1]All amounts in this column are reported in net realized capital gains (losses). All amounts are before income taxes.
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[2]Transfers in and/or (out) of Level 3 are primarily attributable to changes in the availability of market observable information and changes to the bond and stock carrying value based on the lower of cost and market requirement.
[3]Derivative instruments are reported in this table on a net basis for asset/(liability) positions.

Fair Values for All Financial Instruments by Levels 1, 2 and 3

The tables below reflects the fair values and admitted values of all admitted assets and liabilities that are financial instruments excluding those accounted for under the equity method (subsidiaries, joint ventures and partnerships). The fair values are also categorized into the three-level fair value hierarchy.

(Amounts in thousands)	December 31, 2020
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value (NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,442,164	$4,571,087		$5,220,741	$221,423	$—	$—
Preferred stocks - unaffiliated	6,798	6,639	—	6,798	—	—	—
Common stocks - unaffiliated	8,226	8,226	6,665	—	1,561	—	—
Mortgage loans	815,453	766,623	—	—	815,453	—	—
Cash, cash equivalents and short-term investments - unaffiliated	289,838	289,851	259,308	22,022	8,508	—	—
Derivative related assets	220,861	196,265	—	78,614	142,247	—	—
Contract loans	95,042	95,042	—	—	95,042	—	—
Surplus debentures	49,059	36,401	—	41,566	7,493	—	—
Low-income housing tax credits	150	150	—	—	150	—	—
Separate Account assets [1]	28,421,105	28,421,105	28,421,105	—	—	—	—
Total assets	$35,348,696	$34,391,389	$28,687,078	$5,369,741	$1,291,877	$—	$—
Liabilities
Liability for deposit-type contracts	$(199,265)	$(199,265)	$—	$—	$(199,265)	$—	$—
Derivative related liabilities	(437,410)	$(437,969)	—	(48,385)	(389,025)	—	—
Separate Account liabilities	(28,421,105)	(28,421,105)	(28,421,105)	—	—	—	—
Total liabilities	$(29,057,780)	$(29,058,339)	$(28,421,105)	$(48,385)	$(588,290)	$—	$—
[1] Excludes approximately $9.2 million, at December 31, 2020, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

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(Amounts in thousands)	December 31, 2019
Type of Financial Instrument	Aggregate Fair Value	Admitted Value	(Level 1)	(Level 2)	(Level 3)	Net Asset Value(NAV)	Not Practicable (Carrying Value)
Assets
Bonds - unaffiliated	$5,130,735	$4,549,159	$—	$4,977,498	$153,237	$—	$—
Preferred stocks - unaffiliated	2,280	2,272	—	2,280	—	—	—
Common stocks - unaffiliated	10,445	10,445	—	—	10,445	—	—
Mortgage loans	876,744	843,321	—	—	876,744	—	—
Cash, cash equivalents and short-term investments - unaffiliated	409,603	409,620	208,839	197,812	2,952	—	—
Derivative related assets	164,205	161,704	—	59,951	104,254	—	—
Contract loans	99,926	99,926	—	—	99,926	—	—
Surplus debentures	47,623	36,481	—	41,144	6,479	—	—
Low-income housing tax credits	285	285	—	—	285	—	—
Separate Account assets [1]	27,235,285	27,235,285	27,235,285	—	—	—	—
Total assets	$33,977,131	$33,348,498	$27,444,124	$5,278,685	$1,254,322	$—	$—
Liabilities
Liability for deposit-type contracts	$(204,233)	$(216,142)	$—	$—	$(204,233)	$—	$—
Derivative related liabilities	(182,969)	(179,755)	—	(26,266)	(156,703)	—	—
Separate Account liabilities	(27,235,285)	(27,235,285)	(27,235,285)	—	—	—	—
Total liabilities	$(27,622,487)	$(27,631,182)	$(27,235,285)	$(26,266)	$(360,936)	$—	$—

[1] Excludes approximately $8.5 million, at December 31, 2019, of investment sales receivable net of investment purchases payable that are not subject to SSAP No. 100.

The valuation methodologies used to determine the fair values of bonds, stocks and derivatives are described in the above Fair Value Measurements section of this note.

The amortized cost of cash, cash equivalents and short-term investments approximates fair value.

Fair values for mortgage loans on real estate were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

The carrying amounts of the liability for deposit-type contracts and Separate Account liabilities approximate their fair values.

The fair values of contract loans were determined using current loan coupon rates which reflect the current rates available under the contracts. As a result, the fair values approximate the carrying value of the contract loans.

At December 31, 2020 and 2019 the Company had no investments where it was not practicable to estimate fair value.

5. Income Taxes

A.The components of the net deferred tax asset/(deferred tax liability) ("DTA"/"(DTL)") at period end and the change in those components are as follows:

1				2020
			Ordinary	Capital	Total
	(a)	Gross DTA	$160,161,099	$9,082,789	$169,243,888
	(b)	Statutory valuation allowance adjustments			—
	(c)	Adjusted gross DTA	160,161,099	9,082,789	169,243,888
	(d)	Deferred tax assets nonadmitted	23,214,741	152,217	23,366,958
	(e)	Subtotal net admitted deferred tax assets	136,946,358	8,930,572	145,876,930
	(f)	Deferred tax liabilities	30,360,608	35,980,322	66,340,930
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$106,585,750	$(27,049,750)	$79,536,000

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2				2020
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	70,605,428	8,930,572	79,536,000
		(1) DTAs expected to be realized after the balance sheet date	70,605,428	8,930,572	79,536,000
		(2) DTAs allowed per limitation threshold	XXX	XXX	81,323,076
	(c)	DTAs offset against DTLs	66,340,930	—	66,340,930
	(d)	DTAs admitted as a result of application of SSAP No. 101	$136,946,358	$8,930,572	$145,876,930

3	(a)	Ratio % used to determine recovery period and threshold limitation	578%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	542,153,840

4			2020
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$160,161,099	$9,082,789
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	19%	0%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$136,946,358	$8,930,572
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	25%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1				2019
			Ordinary	Capital	Total
	(a)	Gross DTA	$207,778,489	$8,179,224	$215,957,713
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	207,778,489	8,179,224	215,957,713
	(d)	Deferred tax assets nonadmitted	53,378,986	—	53,378,986
	(e)	Subtotal net admitted deferred tax assets	154,399,503	8,179,224	162,578,727
	(f)	Deferred tax liabilities	8,316,939	26,529,049	34,845,988
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$146,082,564	$(18,349,825)	$127,732,739

2				2019
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	119,553,515	8,179,224	127,732,739
		(1) DTAs expected to be realized after the balance sheet date	128,611,519	8,179,224	136,790,743
		(2) DTAs allowed per limitation threshold	XXX	XXX	151,307,353
	(c)	DTAs offset against DTLs	34,845,988	—	34,845,988
	(d)	DTAs admitted as a result of application of SSAP No. 101	$154,399,503	$8,179,224	$162,578,727

3	(a)	Ratio % used to determine recovery period and threshold limitation	990%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	851,551,595

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4			2019
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$207,778,489	$8,179,224
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	16%	24%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$154,399,503	$8,179,224
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	17%	100%
	(b)	Do the tax planning strategies include the use of reinsurance?	Yes ___	No _X_

1			Change During 2020
			Ordinary	Capital	Total
	(a)	Gross DTA	$(47,617,390)	$903,565	$(46,713,825)
	(b)	Statutory valuation allowance adjustments	—	—	—
	(c)	Adjusted gross DTA	(47,617,390)	903,565	(46,713,825)
	(d)	Deferred tax assets nonadmitted	(30,164,245)	152,217	(30,012,028)
	(e)	Subtotal net admitted deferred tax assets	(17,453,145)	751,348	(16,701,797)
	(f)	Deferred tax liabilities	22,043,669	9,451,273	31,494,942
	(g)	Net admitted deferred tax asset/(net deferred tax liability)	$(39,496,814)	$(8,699,925)	$(48,196,739)

2			Change During 2020
			Ordinary	Capital	Total
	Admission Calculation Components SSAP No. 101 :
	(a)	Federal income taxes paid in prior years recoverable by carrybacks	$—	$—	$—
	(b)	Adjusted gross DTA expected to be realized	(48,948,087)	751,348	(48,196,739)
		(1) DTAs expected to be realized after the balance sheet date	(58,006,091)	751,348	(57,254,743)
		(2) DTAs allowed per limitation threshold	XXX	XXX	—
	(c)	DTAs offset against DTLs	31,494,942	—	31,494,942
	(d)	DTAs admitted as a result of application of SSAP No. 101	$(17,453,145)	$751,348	$(16,701,797)

3	(a)	Ratio % used to determine recovery period and threshold limitation	(41,155)%
	(b)	Adjusted capital and surplus used to determine 2(b) thresholds	(309,397,755)

4			Change During 2020
			Ordinary	Capital
	Impact of Tax Planning Strategies:
	(a)	Determination of adjusted gross DTA and net admitted DTA,
		by tax character as a %.
		(1) Adjusted gross DTAs amount from Note 5A1c	$(47,617,390)	$903,565
		(2) % of net admitted adjusted gross DTAs by tax character attributable
		to the impact of tax planning strategies	3%	(24)%
		(3) Net admitted adj. gross DTAs amount from Note 5A1e	$(17,453,145)	$751,348
		(4) % of net admitted adjusted gross DTAs by tax character admitted
		because of the impact of planning strategies	8%	0%

B.    DTLs are not recognized for the following amounts:

Not Applicable.

C.    Significant Components of Income Taxes Incurred

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1.	The components of current income tax (benefit)/expense are as follows:
			2020	2019	Change
	(a)	Federal	$(65,215,649)	$(27,159,346)	$(38,056,303)
	(b)	Foreign	—	—	—
	(c)	Subtotal	(65,215,649)	(27,159,346)	(38,056,303)
	(d)	Federal income tax on net capital gains	8,227,481	4,097,605	4,129,876
	(e)	Utilization of capital loss carryforwards	—	—	—
	(f)	Other	—	—	—
	(g)	Federal and foreign income taxes incurred	$(56,988,168)	$(23,061,741)	$(33,926,427)

2.	The main components of the period end deferred tax amounts and the change in those components are as follows:
		2020	2019	Change
	DTA: Ordinary
	Policyholder reserves	$44,070,724	$47,790,680	$(3,719,956)
	Deferred acquisition costs	64,070,309	51,599,427	12,470,882
	Compensation and benefits	2,067,883	1,860,241	207,642
	Investments	8,237,019	3,227,758	5,009,261
	Net operating loss carryforward	25,474,445	91,720,657	(66,246,212)
	Tax credit carryforward	10,245,603	5,641,743	4,603,860
	Other	5,995,116	5,937,983	57,133
	Subtotal: DTA Ordinary	160,161,099	207,778,489	(47,617,390)
	Ordinary statutory valuation allowance	—	—	—
	Total adjusted gross ordinary DTA	160,161,099	207,778,489	(47,617,390)
	Nonadmitted ordinary DTA	23,214,741	53,378,986	(30,164,245)
	Admitted ordinary DTA	136,946,358	154,399,503	(17,453,145)
	DTA: Capital
	Investments	9,082,789	8,179,224	903,565
	Subtotal: DTA Capital	9,082,789	8,179,224	903,565
	Capital statutory valuation allowance		—	—
	Total adjusted gross capital DTA	9,082,789	8,179,224	903,565
	Nonadmitted capital DTA	152,217	—	152,217
	Admitted capital DTA	8,930,572	8,179,224	751,348
	Total Admitted DTA	$145,876,930	$162,578,727	$(16,701,797)

DTL: Ordinary
Investments	$24,815,982	$—	$24,815,982
Deferred and uncollected premium	—	—	—
Policyholder reserves	5,544,626	8,316,939	(2,772,313)
Other	—	—	—
Gross DTL ordinary	30,360,608	8,316,939	22,043,669
DTL: Capital
Investments	35,980,322	26,529,049	9,451,273
Other	—	—	—
Gross DTL capital	35,980,322	26,529,049	9,451,273
Total DTL	66,340,930	34,845,988	31,494,942
Net adjusted DTA/(DTL)	$79,536,000	$127,732,739	$(48,196,739)
Adjust for the change in deferred tax on unrealized gains/losses			8,995,158
Adjust for the change in nonadmitted deferred tax			(30,012,028)
Adjusted change in net deferred Income Tax			$(69,213,609)

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D.    Reconciliation of federal income tax rate to actual effective rate:

The sum of the income tax incurred and the change in the DTA/DTL is different from the result obtained by applying the statutory federal income tax rate to the pretax income. The significant items causing this difference are as follows:

		% of Pre-tax		% of Pre-tax		% of Pre-tax
	2020	income	2019	income	2018	income
	Tax effect	$(9,893,389)	Tax effect	$373,147,559	Tax effect	$102,581,087
Statutory tax	$(2,077,612)	21.00%	$78,360,987	21.00%	$21,542,028	21.00%
Tax preferred investments	(11,683,415)	118.09%	(15,155,890)	(4.06)%	(97,684,555)	(95.23)%
Interest maintenance reserve	3,088,775	(31.22)%	2,636,910	0.71%	11,294,233	11.01%
Amortization of inception gain	(4,974,717)	50.28%	(4,974,717)	(1.33)%	(4,974,717)	(4.85)%
VA Hedge Reclass	6,485,579	(65.55)%	(69,620,431)	(18.66)%	36,663,594	35.74%
Additional actuarial reserve	—	—%	11,948,337	3.20%	—	—%
Prior period adjustments	24,756,222	(250.23)%	4,362,507	1.17%	46,412,127	45.24%
Tax Reform	—	—%	—	—%	(664,934)	(0.65)%
Change in deferred tax on non-admitted assets	(76,362)	0.77%	655,045	0.18%	(1,463,302)	(1.43)%
Intercompany settlement of DTA	—	—%	—	—%	267,104,472	260.38%
Foreign related investments	(3,476,000)	35.13%	(3,160,000)	(0.85)%	—	—%
All other	182,971	(1.85)%	84,922	2.00%	(7,014,807)	(6.82)%
Total statutory income tax	12,225,441	(123.58)%	5,137,670	1.38%	271,214,139	264.39%
Federal and foreign income taxes incurred	(56,988,168)	576.02%	(23,061,741)	(6.18)%	37,534,914	36.59%
Change in net deferred income taxes	69,213,609	(699.60)%	28,199,411	7.56%	233,679,225	227.80%
Total statutory income tax	$12,225,441	(123.58)%	$5,137,670	1.38%	$271,214,139	264.39%
E.    Operating loss and tax credit carryforwards and protective tax deposits

1. At December 31, 2020, the Company had $121,306,880 of net operating loss carryforwards which expire between 2028 and 2030, and $10,245,603 of foreign tax credit carryovers which expire between 2028 and 2030.
2. The amount of federal income taxes incurred in the current year and each preceding year that will be available for recoupment in the event of future net losses are:

2020	—
2019	—
2018	—

3. The aggregate amount of deposits reported as admitted assets under Section 6603 of the IRS Code was $0 as of December 31, 2020.

F.    Consolidated Federal Income Tax Return

1. The Company’s federal income tax return is consolidated within TL’s consolidated federal income tax return. The consolidated federal income tax return includes the following entities:

Talcott Resolution Life Insurance Company
Talcott Resolution Life and Annuity Insurance Company
American Maturity Life Insurance Company

2. Federal Income Tax Allocation

Estimated tax payments are made quarterly (if necessary), at which time intercompany tax balances are settled. In the subsequent year, additional settlements (if necessary) are made on the unextended due date of the return and at the time that the return is filed. The method of allocation among affiliates of the Company is subject to written agreement approved by the Board of Directors and based upon separate return calculations with current credit for net losses to the extent the losses provide a benefit in the consolidated tax return.
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6. Reinsurance

The amount of reinsurance recoverables from and payables to affiliated and unaffiliated reinsurers were $62,741,182 and $18,544,854 respectively, as of December 31, 2020 and $55,758,749 and $8,346,847 respectively, as of December 31, 2019.

The effect of reinsurance as of and for the years ended December 31 is summarized as follows:

2020	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,554,505,102	$881,152,754	$(14,570,720,964)	$4,864,936,892
Liability for deposit-type contracts	1,001,789,492	211,245	(802,735,820)	199,264,917
Policy and contract claim liabilities	238,345,043	25,774,263	(235,999,674)	28,119,632
Premium and annuity considerations	880,100,276	83,906,116	(828,502,897)	135,503,495
Death, annuity, disability and other benefits	1,475,763,618	116,452,362	(1,280,400,605)	311,815,375
Surrenders and other fund withdrawals	2,805,063,678	174,708,943	(424,779,670)	2,554,992,951

2019	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,147,479,094	$911,775,436	$(14,086,416,027)	$4,972,838,503
Liability for deposit-type contracts	1,100,972,887	1,581,507	(886,412,156)	216,142,238
Policy and contract claim liabilities	212,998,764	21,177,790	(210,465,997)	23,710,557
Premium and annuity considerations	929,895,496	86,020,928	(895,909,672)	120,006,752
Death, annuity, disability and other benefits	1,439,811,752	124,279,834	(1,275,376,109)	288,715,477
Surrenders and other fund withdrawals	3,387,486,154	182,415,714	(472,619,284)	3,097,282,584

2018	Direct	Assumed	Ceded	Net
Aggregate reserves for future benefits	$18,158,158,608	$945,895,582	$(13,870,725,332)	$5,233,328,858
Liability for deposit-type contracts	1,204,076,689	247,955,369	(976,688,549)	475,343,509
Policy and contract claim liabilities	152,006,971	25,022,229	(149,662,542)	27,366,658
Premium and annuity considerations	1,026,148,635	90,521,601	(2,735,139,940)	(1,618,469,704)
Death, annuity, disability and other benefits	1,263,080,747	107,257,969	(1,027,017,105)	343,321,611
Surrenders and other fund withdrawals	3,898,586,530	175,281,904	(526,234,814)	3,547,633,620

a. External reinsurance

Immediately following the close of the Talcott Resolution sale transaction (see Note 1), the Company and TL entered into reinsurance agreements with Commonwealth Annuity and Life Insurance Company, a subsidiary of Global Atlantic Financial Group. Pursuant to the reinsurance agreements, the Company ceded, on an 85% quota share basis, the Company’s variable and fixed payout annuity contracts and period certain structured settlement contracts. Additionally, standard lives structured settlement contracts were ceded on a 75% quota share basis. The net impact of this reinsurance transaction on the Company’s results of operations and financial condition included the transfer of reserves, deposit liabilities and IMR totaling approximately $2.5 billion, offset by cash and invested assets totaling $2.7 billion at market value. The Company realized gains of $258 million and received a ceding commission of $141 million, before tax. The net gain totaling $73 million, after tax, was deferred as a component of Other than special surplus funds on the Company’s Statements of Admitted Assets, Liabilities and Capital and Surplus, and will be amortized over a period of 25 years as earnings are projected to emerge from this block of business. Amortization amounts, which are recorded as Commission and expense allowances on reinsurance ceded on the Statements of Operation and as amortization and a decrease of Gain on inforce reinsurance on the Statements of Changes in Capital and Surplus totaled $4.7 million in 2020 and 2019, respectively.

The Company cedes insurance to unaffiliated insurers in order to limit its maximum losses. Such agreements do not relieve the Company from its primary liability to policyholders. The inability or unwillingness of a reinsurer to meet its financial obligations to the Company, including the impact of any insolvency or rehabilitation proceedings involving a reinsurer that could affect the Company's access to collateral held in trust, could have a material adverse effect on our financial condition, results of operations and liquidity. The Company reduces this risk by evaluating the financial condition of reinsurers and monitoring for possible concentrations of credit risk. As of December 31, 2020, the Company has two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which are actively
40

monitored, are as follows: reserve credits totaling $13.3 billion for Prudential Financial Inc. ("Prudential") offset by $12.1 billion of market value of assets held in trust, for a net exposure of $1.2 billion. In addition, reserve credits totaling $2.0 billion for Commonwealth Annuity and Life Insurance Company are offset by $2.5 billion of market value of assets held in trust, for no net exposure. As of December 31, 2019, the Company had two reinsurance-related concentrations of credit risk greater than 10% of the Company’s capital and surplus. The concentrations, which were actively monitored, were as follows: reserve credits totaling $12.7 billion for Prudential offset by $10.8 billion of market value of assets held in trust, for a net exposure of $1.9 billion. In addition, reserve credits totaling $2.2 billion for Commonwealth Annuity and Life Insurance Company offset by $2.6 billion of market value of assets held in trust, for no net exposure.

The Company has a reinsurance agreement under which the reinsurer has a limited right to unilaterally cancel the reinsurance for reasons other than for nonpayment of premium or other similar credits. The estimated amount of aggregate reduction in the Company’s surplus of this limited right to unilaterally cancel this reinsurance agreement by the reinsurer for which cancellation results in a net obligation of the Company to the reinsurer, and for which such obligation is not presently accrued is $43,673,148 in 2020, an increase of $12,370,401 from the 2019 balance of $31,302,747. The total amount of reinsurance credits taken for this agreement was $55,282,466 in 2020, an increase of $15,658,736 from the 2019 balance of $39,623,730.

On January 2, 2013, The Hartford completed the sale of its Individual Life insurance business to Prudential. As part of this transaction a reinsurance gain of approximately $600 million, before tax, was deferred and will be amortized over 20 years as earnings are estimated to emerge from the business reinsured. Amortization amounts, which are recorded as Commissions and expense allowances on reinsurance ceded on the Statements of Operations and as Amortization and decreases of gain on inforce reinsurance on the Statements of Changes in Capital and Surplus, totaled $19.0 million for 2020, 2019 and 2018, respectively.

b. Reinsurance Assumed from Affiliates

TL and TLA received approval from the State of Connecticut Department of Insurance in January 2018, to enter into an     assumption reinsurance agreement effective February 1, 2018. Pursuant to this agreement, TL transferred approximately $4.6 billion of reserves and $0.1 billion of associated IMR liability along with cash and invested assets with a book value totaling $4.7 billion, equal to the liabilities, to TLA. This assumption reinsurance transaction was considered a non-economic transaction and TLA and TL received no material impacts to surplus as a result of this transaction. Assumption reinsurance is reported as direct reserves in the table above.

7. Related Party Transactions

Transactions between the Company and its affiliates, relate principally to tax settlements, reinsurance, insurance coverages, rental and service fees, capital contributions, returns of capital and payments of dividends. Substantially all general insurance expenses related to the Company, including rent and benefit plan expenses, are initially paid by TL.

Direct expenses are allocated using specific identification and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company reported $0 and $176 as receivables from parent, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. The Company reported $10,779,853 and $131,359,329 as payable to parents, subsidiaries and affiliates as of December 31, 2020 and 2019, respectively. Amounts are settled in accordance with terms of the agreements.

Effective June 1, 2018, TL entered into an Intercompany Liquidity Agreement (the “Liquidity Agreement”) with TLA. The Liquidity Agreement allows for short-term advances of funds between TL, TLA and certain TL subsidiaries who become parties to the Liquidity Agreement in the future. The Company had no issued and outstanding notes as of December 31, 2020 and 2019.

As part of the Talcott Resolution sale transaction (see Note 1), the Company funded a pre-closing return of capital to TL totaling $309.5 million. This return of capital included amounts that HHI paid to the Company and its affiliated for certain assets that were transferred to HHI related to the reallocation of alternative minimum tax credits and other tax settlements. In
41

addition, as part of the agreement, HHI reimbursed the Company for leakage as defined in the agreement be contributing capital totaling $37.6 million to the Company before closing.

On September 18, 2020, TLA paid a dividend of $400,000,000 to TL, the Company's parent.

On September 16, 2019, Talcott Resolution received permission from the Department to pay an extraordinary dividend (as a return of capital) of $250,000,000 from TLA to TL. TLA paid the dividend on September 17, 2019.
Related party transactions may not be indicative of the costs that would have been incurred on a stand-alone basis. For additional information, see Notes 5, 6, 8 and 11.

8. Retirement Plans, Other Postretirement Benefit Plans and Postemployment Benefits
As of June 1, 2018, Talcott Resolution Life Insurance Company adopted a investment and savings plan, the Talcott 401(k) Plan and a non-qualified savings plan, the Talcott Resolution Deferred Compensation Plan. Effective December 31, 2018, both plans were assigned to Talcott Resolution Life Inc., the Company's indirect parent. Substantially all U.S. employees of the Company are eligible to participate in Talcott 401 (k) Plan under which designated contributions can be invested in a variety of investments. The Company's contributions include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. The Talcott Resolution Deferred Compensation Savings Plan has a 6% matching contribution for eligible compensation earned in excess of the 401(a)(17) limit, currently $275,000. Eligible compensation includes salary and bonuses and participants can defer up to 80% of their eligible pay. The costs allocated to the Company for the years ended December 31, 2020 and 2019 were immaterial.

The Company participates in Talcott sponsored postemployment plans that provide for medical and salary replacement benefits for employees on long-term disability. The expenses allocated to the Company for long term disability were not material to the results of operations for the years ended December 31, 2020 and 2019.

9. Debt

The Company is a member of the Federal Home Loan Bank of Boston (“FHLB”). Membership allows the Company access to collateralized advances, which may be used to support various spread-based businesses or to enhance liquidity management. FHLB membership requires the Company to own member stock and borrowings require the purchase of activity-based stock in an amount (generally between 3.0% and 4.0% of the principal balance) based upon the term of the outstanding advances. FHLB stock held by the Company is classified within Common and preferred stocks on the Statements of Admitted Assets, Liabilities and Capital and Surplus. As of December 31, 2020 and 2019, there were no advances outstanding.

State law limits the Company's ability to pledge, hypothecate or otherwise encumber its assets. The amount of advances that can be taken by the Company are dependent on the assets pledged by the Company to secure the advances, and are therefore subject to this legal limit. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. For 2020 and 2019, the Company's pledge limits were $155 million and $245 million. The Company would need to seek prior written approval from the Department in order to exceed this limit. If the Company were to pursue borrowing additional amounts under its estimated capacity it may have to purchase additional shares of activity stock.

FHLB Capital Stock - Aggregate Totals

As of December 31, 2020

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	—	—
b.	Membership Stock - Class B	1,560,700	1,560,700	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,560,700	1,560,700	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$155,000,000	155,000,000	—
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As of December 31, 2019

		1 Total 2+3	2 General Account	3 Separate Accounts
a.	Membership Stock - Class A	$—	—	—
b.	Membership Stock - Class B	1,961,300	1,961,300	—
c.	Activity Stock	—	—	—
d.	Excess Stock	—	—	—
e.	Aggregate Total (a+b+c+d)	1,961,300	1,961,300	—
f.	Actual or estimated borrowing capacity as determined by the insurer	$245,000,000	245,000,000	—

Membership Stock (Class A and B) Eligible for Redemption as of December 31, 2020

				Eligible for Redemption
Membership Stock		1 Current Period Total (2+3+4+5+6)	2 Not Eligible for Redemption	3 Less Than 6 Months	4 6 Months to Less than 1 Year	5 1 to Less than 3 Years	6 3 to 5 Years
1	Class A	$—	$—	$—	$—	$—	$—
2	Class B	1,560,700	1,418,720	—	141,980	—	—

10. Capital and Surplus and Shareholder Dividend Restrictions

Dividend Restrictions

The maximum amount of dividends which can be paid to shareholders by Connecticut domiciled insurance companies, without prior approval of the Connecticut Insurance Commissioner (the “Commissioner”), is generally restricted to the greater of 10% of surplus as of the preceding December 31st or the net gain from operations after dividends to policyholders, federal income taxes and before realized capital gains or (losses) for the previous year. In addition, if any dividend exceeds the insurer's earned surplus, it requires the prior approval of the Commissioner. Dividends are paid as determined by the Board of Directors in accordance with state statutes and regulations, and are not cumulative. Dividends paid totaled $400 million and $250 million (as a return of capital) in 2020 and 2019, respectively. For additional information, see Note 7. No dividends were paid in 2018. With respect to dividends to its parent, TL, the Company’s dividend limitation under the holding company laws of Connecticut is $334,109,047 in 2021.

Unassigned Funds

The portion of unassigned funds represented or reduced by each item below at December 31 was as follows:

	2020	2019
Unrealized capital losses, gross of tax	$(224,889,772)	$(298,629,852)
Asset valuation reserve	(134,693,701)	(128,507,852)
Nonadmitted asset values	(40,454,760)	(70,109,152)
Separate Account expense allowance	33,780,546	43,935,527

11. Separate Accounts

The Company maintained Separate Account assets totaling $28,430,266,880 and $27,243,815,730 as of December 31, 2020 and 2019, respectively. The Company utilizes Separate Accounts to record and account for assets and liabilities for particular lines of business. For the current reporting year, the Company recorded assets and liabilities for individual variable annuities, variable life and variable universal life product lines in the Separate Accounts.

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The Separate Account classifications are supported by state statute and are in accordance with the domiciliary state procedures for approving items within the Separate Accounts. Separate Account assets are segregated from other investments and reported at fair value. Some assets are considered legally insulated whereas others are not legally insulated from the General Account. As of December 31, 2020 and 2019, the Company’s Separate Account statement included legally insulated assets of $28,430,266,880 and $27,243,815,730, respectively.

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the market value less applicable surrender charges. The resulting surplus is recorded in the General Account Statements of Operations as a component of Net transfers from Separate Accounts. The Company’s Separate Accounts are non-guaranteed, wherein the policyholder assumes substantially all the investment risks and rewards. Investment income (including investment gains and losses) and interest credited to policyholders on Separate Account assets are not separately reflected in the Statements of Operations.

Separate Account fees, net of minimum guarantees, were $515,178,848, $533,685,441 and $575,989,832 for the years ended December 31, 2020, 2019 and 2018, respectively, and are recorded as a component of fee income on the Company’s Statements of Operations.

An analysis of the Separate Accounts as of December 31, 2020 is as follows:

	Indexed	Nonindexed Guaranteed Less Than or Equal to 4%	Nonindexed Guaranteed More Than 4%	Nonguaranteed Separate Accounts	Total
Premium considerations or deposits for the
year ended December 31, 2020	$—	$—	$—	$285,780,328	$285,780,328
Reserves at year-end:
For accounts with assets at:
Fair value	$—	$—	$—	$28,369,933,867	$28,369,933,867
Amortized cost	—	—	—	—	—
Total reserves	$—	$—	$—	$28,369,933,867	$28,369,933,867
By withdrawal characteristics:
Subject to discretionary withdrawal	$—	$—	$—	$—	$—
With market value adjustment	—	—	—	—	—
At book value without market value adjustment
and with surrender charge of 5% or more	—	—	—	—	—
At fair value	—	—	—	28,048,820,141	28,048,820,141
At book value without market value adjustment
and with surrender charge of less than 5%	—	—	—	—	—
Subtotal	—	—	—	28,048,820,141	28,048,820,141
Not subject to discretionary withdrawal	—	—	—	321,113,726	321,113,726
Total	$—	$—	$—	$28,369,933,867	$28,369,933,867

Below is a reconciliation of net transfers from Separate Accounts:

	December 31, 2020	December 31, 2019	December 31, 2018
Transfer to Separate Accounts	285,780,328	$293,283,966	$320,805,640
Transfer from Separate Accounts	2,882,960,715	3,388,130,028	3,836,797,059
Net Transfer from Separate Accounts	(2,597,180,387)	(3,094,846,062)	(3,515,991,419)
Internal exchanges and other Separate Account activity	(7,948,104)	(8,041,963)	(11,772,160)
Transfer from Separate Accounts on the Statements of Operations	$(2,605,128,491)	$(3,102,888,025)	$(3,527,763,579)

12. Commitments and Contingent Liabilities

a. Litigation

The Company is or may become involved in various legal actions, some of which assert claims for substantial amounts. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses and costs of defense, will not be material to the financial condition of the Company.
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b. Guaranty Funds

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state’s fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year, depending on the state.

Under insurance guaranty fund laws in each state, the District of Columbia and Puerto Rico, insurers licensed to do business can be assessed by state insurance guaranty associations for certain obligations of insolvent insurance companies to policyholders and claimants. Part of the assessments paid by/refunded to the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes. The Company paid immaterial net guaranty fund assessments in 2020, 2019, and 2018. The Company had immaterial guaranty fund receivables as of December 31, 2020 and 2019, respectively.

c. Contingent Commitments

As of December 31, 2020 and 2019, the Company has outstanding commitments totaling $283,651,910 and $227,227,134, respectively, of which $232,421,082 and $179,967,557, respectively, is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period to fund the purchase of new investments and partnership expenses. Additionally, at December 31, 2020 and 2019, $47,560,178 and $29,402,077, respectively, is largely related to commercial whole loans. The remaining outstanding commitments of $3,670,650 and $17,857,500 are related to various funding obligations associated with private placement securities, as of December 31, 2020 and 2019, respectively.

Detail of Other Contingent Commitments

1 Nature and Circumstances of Guarantee and Key Attributes, Including Date and Duration of Agreement	2 Liability Recognition of Guarantee	3 Ultimate Financial Statement Impact if Action Under the Guarantee is Required	4 Maximum Potential Amount of Future Payments the Guarantor Could be Required to Make	5 Current Status of Payment or Performance Risk of Guarantee
Effective February 1, 2018, TLA guaranteed the obligations of Talcott Resolution Comprehensive Employee Benefit Service Company ("TCB"), a wholly-owned subsidiary, with respect to certain structured settlement liability obligations to provide an increased level of security to claimants under such structured settlements; these obligations were assumed from TL on February 1, 2018. As of December 31, 2020 and December 31, 2019, no liability was recorded for this guarantee, as TCB was able to meet these policyholder obligations..	$—	Increase in Investments in SCA, Dividends to stockholders (capital contribution), Expense, or Other	Unlimited (1)	The guaranteed affiliate maintains surplus in addition to policyholder reserves. The payment or performance risk of this guarantee is low as It is unlikely that this guarantee will be triggered.

(1) There is no limit on the Company's guarantee to pay policyholder obligations on behalf of the affiliate for the contracts covered in the guarantee agreement.

d. Leases
Transactions with The Hartford include rental facilities and equipment. Rent paid by the Company to The Hartford for its share of space occupied and equipment used by the Company was $1,088,395, $1,020,253 and $1,196,952 in 2020. 2019 and 2018, respectively. Future minimum rental commitments are immaterial.

The principal executive office of the Company, together with its parent and other life insurance affiliates, is located in Windsor, Connecticut.

e. Tax Matters

45

The Company files income tax returns in the U.S. federal jurisdiction and various state jurisdictions. The Company is no longer subject to U.S. federal or state and local income tax examinations for years prior to 2016, with the exception of net operating loss carryforwards utilized in open tax years. Management believes that adequate provision has been made in the financial statements for any potential adjustments that may result from tax examinations and other tax-related matters for all open tax years.

The Separate Account dividend received deduction (“DRD”) is estimated for the current year using information from the most recent return, adjusted for current year equity market performance and other appropriate factors, including estimated levels of corporate dividend payments and level of policy owner equity account balances. The actual current year DRD can vary from estimates based on, but not limited to, changes in eligible dividends received in the mutual funds, amounts of distributions from these mutual funds and the Company’s taxable income before the DRD. The Company recorded benefits of $11,683,415, $14,693,111, and $25,866,633 related to the Separate Account DRD for the years ended December 31, 2020, 2019, and 2018, respectively.

13. Subsequent Events

On January 18, 2021, the Company's indirect owners, Hopmeadow Holdings GP LLC, and Hopmeadow Holdings LP, entered into a definitive agreement to merge Hopmeadow Holdings LP with a subsidiary of Sixth Street, a leading global investment firm. The merger is subject to regulatory approvals and other customary closing conditions and is expected to close in the second quarter of 2021. As part of the transaction, the Company will have new indirect owners.

The Company has evaluated events subsequent to December 31, 2020, through April 8, 2021, the date the statutory-basis financial statements were available to be issued. The Company has not evaluated subsequent events after that date for presentation in these statutory-basis financial statements. There were no other subsequent events that had a material impact on the financial results of the Company.

46

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

a			All financial statements are included in Part A and Part B of the Registration Statement.
b	1		Resolution of the Board of Directors authorizing the establishment of the Separate Account
	2		Not applicable.
	3	a	Amended and Restated Principal Underwriter Agreement
		b	Form of Dealer Agreement
	4	a	Individual Flexible Premium Variable Annuity Contract
		b	Optional Death Benefit Enhancement Rider
		c	Principal First Benefit Rider
		d	Enhanced Death Benefit Rider
		e	Dollar Cost Averaging Rider
		f	Disability Rider
		g	Extended Withdrawal Privilege Rider
		h	Charitable Remainder Trust Rider
		i	Longevity Reward Rider
		j	Amendatory Rider
		k	Annuity Commencement Date Deferral Option Rider
	5		Form of Application
	6	a	Certificates of Incorporation of Talcott Resolution (1)
		b	Amended and Restated Bylaws of Talcott Resolution (1)
	7	a	AXA Corporate Solutions Life Reinsurance Company (HLA -- October 1, 2000)
		b	Transamerica Financial Life Insurance Company
		c	ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
	8	a	AIM Variable Insurance Funds
		b	American Funds
		c	BlackRock
		d	Franklin Templeton
		e	Hartford
		f	MFS
g
Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.

		h	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
	9		Opinion and Consent of Lisa Proch, General Counsel
	10		Consents of Deloitte & Touche LLP.
	11		No financial Statements are omitted
	12		Not applicable
	99		Copy of Power of Attorney
(1)Incorporated by reference to Item 24(b)(6)(a-b), respectively, of Post-Effective Amendment No. 34 to the Registration Statement File No. 333-40410, filed on June 28, 2018.
ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME	POSITION
Glenn D. Abate	Assistant Vice President and Actuary
Christopher B. Abreu	Vice President and Chief Risk Officer
David Bell	Assistant Secretary and Chief Information Security Officer

Ellen Below	Vice President and Chief Communications Officer
Jeremy Billiel	Assistant Vice President and Treasurer
Matthew Bjorkman	Vice President and Chief Auditor
John B. Brady	Vice President and Chief Actuary, Appointed Actuary
Christopher S. Conner	Assistant Vice President, Chief Compliance Officer of Separate Accounts, AML Compliance Officer and Sanctions Compliance Officer
Robert A. Cornell	Vice President and Actuary
Christopher Cramer	Vice President, Corporate Secretary and Head of Tax
James Cubanski	Vice President
Christopher J. Dagnault (1)	Vice President
George Eknaian	Senior Vice President and Head of Pricing
Glenn Gazdik	Vice President and Actuary
Christopher M. Grinnell	Vice President and Associate General Counsel
Michael R. Hazel	Vice President and Controller
Donna R. Jarvis	Vice President and Actuary
Diane Krajewski	Vice President, Chief Human Resources Officer and Head of Operations
Peter Manley	Vice President and Head of Corporate Development and Strategy
Craig D. Morrow	Vice President and Actuary
Matthew J. Poznar	Senior Vice President and Chief Investment Officer, Director
Lisa M. Proch	Senior Vice President, General Counsel and Chief Compliance Officer
Peter F. Sannizzaro	President and Chief Executive Officer, Director
Robert Siracusa	Vice President and Chief Financial Officer, Director
Samir Srivastava	Vice President and Chief Information Officer
Jonathan P. Waters	Assistant Vice President and Chief Privacy Officer

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.
Filed herein as Exhibit 99.26.

ITEM 27. NUMBER OF CONTRACT OWNERS
As of February 28, 2021, there were 52,111 owners of qualified contracts and 43,090 owners of non-qualified contracts.

ITEM 28. INDEMNIFICATION
Section 33-776 of the Connecticut General Statutes states that: "a corporation may provide indemnification of, or advance expenses to, a director, officer, employee or agent only as permitted by sections 33-770 to 33-779, inclusive."
Provision is made that the Corporation, to the fullest extent permissible by applicable law as then in effect, shall indemnify any individual who is a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal (each, a "Proceeding") because such individual is or was (i) a Director, or (ii) an officer or employee of the Corporation (for purposes of the by laws, each an "Officer"), against obligations to pay judgments, settlements, penalties, fines or reasonable expenses (including counsel fees) incurred in a Proceeding if such Director or Officer: (l)(A) conducted him or herself in good faith; (B) reasonably believed (i) in the case of conduct in such person's official capacity, which shall include service at the request of the Corporation as a director, officer or fiduciary of a Covered Entity (as defined below), that his or her conduct was in the best interests of the Corporation; and (ii) in all other cases, that his or her conduct was at least not opposed to the best interests of the Corporation; and (C) in the case of any criminal proceeding, such person had no reasonable cause to believe his or her conduct was unlawful; or (2) engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the Corporation's Certificate, in each case, as determined in accordance with the procedures set forth in the by laws. For purposes of the by laws, a "Covered Entity" shall mean another corporation, partnership, joint venture, trust or other enterprise (including, without limitation, any employee benefit plan) in respect of which such person is serving at the request of the Corporation as a director, officer or fiduciary.
Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

(a)	TDC acts as principal underwriter for the following investment companies:
Talcott Resolution Life Insurance Company - Separate Account One
Talcott Resolution Life Insurance Company - Separate Account Two
Talcott Resolution Life Insurance Company - Separate Account Ten
Talcott Resolution Life Insurance Company - Separate Account Three
Talcott Resolution Life Insurance Company - Separate Account Seven
Talcott Resolution Life and Annuity Insurance Company - Separate Account One
Talcott Resolution Life and Annuity Insurance Company - Separate Account Ten
Talcott Resolution Life and Annuity Insurance Company - Separate Account Three
Talcott Resolution Life and Annuity Insurance Company - Separate Account Six
Talcott Resolution Life and Annuity Insurance Company - Separate Account Seven
American Maturity Life Insurance Company Separate Account AMLVA
American Maturity Life Insurance Company - Separate Account One
ICMG Registered Variable Life Separate Account A
ICMG Registered Variable Life Separate Account One
Union Security Insurance Company - Variable Account C
Union Security Insurance Company - Variable Account D
Union Security Life Insurance Company - Separate Account A

(b) Directors and Officers of TDC

Name	Positions and Offices with Underwriter

Christopher S. Conner	Secretary, Chief Compliance Officer, Anti-Money Laundering Officer, Privacy Officer and Operations Principal
Christopher J. Dagnault (1)	President and Chief Executive Officer, Director
Diane Krajewski	Director
James A. Maciolek	Chief Financial Officer, Treasurer and Financial & Operations Principal
Robert R. Siracusa	Director

Unless otherwise indicated, the principal business address of each of the above individuals is 1 Griffin Road North, Windsor, CT 06095.
(1) Address: 500 Bielenberg Drive. Woodbury, MN 55125.

(c) Not applicable.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS
All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder are maintained by Talcott Resolution at 1 Griffin Road North, Windsor, CT 06095.

ITEM 31. MANAGEMENT SERVICES
All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32. UNDERTAKINGS

(a)	The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.
(b)	The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.
(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf, in the Town of Windsor, and State of Connecticut on April 29, 2021.

Talcott Resolution Life and Annuity Insurance Company
Separate Account Seven (Registrant)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Talcott Resolution Life and Annuity Insurance Company
(Depositor)

By:	/s/ Peter F. Sannizzaro
Peter F. Sannizzaro
President, Chief Executive Officer, Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

Peter F. Sannizzaro, President, Chief Executive Officer, Director		/s/ Peter F. Sannizzaro
Matthew J. Poznar, Senior Vice President, Chief Investment Officer, Director*		Peter F. Sannizzaro
Robert R. Siracusa, Vice President, Chief Financial Officer, Director		/s/ Robert S. Siracusa
Robert S. Siracusa
	*By:	/s/ Lisa Proch
Lisa Proch, Attorney-in-Fact
	Date:	April 29, 2021

333-40410

EXHIBIT INDEX
1		Resolution of the Board of Directors authorizing the establishment of the Separate Account
3	a	Amended and Restated Principal Underwriter Agreement
	b	Form of Dealer Agreement
4	a	Individual Flexible Premium Variable Annuity Contract
	b	Optional Death Benefit Enhancement Rider
	c	Principal First Benefit Rider
	d	Enhanced Death Benefit Rider
	e	Dollar Cost Averaging Rider
	f	Disability Rider
	g	Extended Withdrawal Privilege Rider
	h	Charitable Remainder Trust Rider
	i	Longevity Reward Rider
	j	Amendatory Rider
	k	Annuity Commencement Date Deferral Option Rider
5		Form of Application
7	a	AXA Corporate Solutions Life Reinsurance Company (HLA -- October 1, 2000)
	b	Transamerica Financial Life Insurance Company
	c	ACE Tempest Life Reinsurance Ltd. (October 1, 2002)
8	a	AIM Variable Insurance Funds
	b	American Funds
	c	BlackRock
	d	Franklin Templeton
	e	Hartford
	f	MFS
g
Guarantee Agreement, between Hartford Life and Accident Insurance Company and ITT Hartford Life and Annuity Insurance Company, its wholly owned subsidiary, dated as of August 20, 1993 and effective as of August 20, 1993.

	h	Guarantee Agreement, between Hartford Life Insurance Company and ITT Hartford Life and Annuity Insurance Company, dated as of May 23, 1997.
9		Opinion and Consent of Lisa Proch, General Counsel
10		Consents of Deloitte & Touche LLP.
26		Organizational Chart
99		Copy of Power of Attorney